
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MAXIM SERIES FUND, INC.
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STATEMENTS OF ASSETS AND LIABILITIES
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JUNE 30, 2000
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UNAUDITED
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                                     GROWTH
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                                      INDEX
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                                    PORTFOLIO
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ASSETS:
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     Investments in securities, market value   (1)                                      $   461,470,782
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     Cash                                                                                       318,548
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     Dividends and interest receivable                                                          217,856
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     Subscriptions receivable                                                                 1,525,939
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     Receivable for investments sold                                                          3,350,000
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--------------------------------------------------------------------------------------------------------
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            Total assets                                                                    466,883,125
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--------------------------------------------------------------------------------------------------------
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LIABILITIES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Dividends payable                                                                                0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                               222,238
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--------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                      1,523,640
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--------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                        3,976,217
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--------------------------------------------------------------------------------------------------------
     Payable to custodian
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                       18,532
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--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
            Total liabilities                                                                 5,740,627
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--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $   461,142,498
------------------------------------------------------------------------------------------==============
------------------------------------------------------------------------------------------==============

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                      $    15,762,483
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--------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                             274,100,736
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--------------------------------------------------------------------------------------------------------
     Net unrealized appreciation on investments and futures contracts                       134,189,727
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--------------------------------------------------------------------------------------------------------
     Overdistributed net investment income                                                      (10,452)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Accumulated net realized gain (loss) on investments and futures contracts               37,100,004
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--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $   461,142,498
------------------------------------------------------------------------------------------==============
------------------------------------------------------------------------------------------==============

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                   $        2.9256
------------------------------------------------------------------------------------------==============
------------------------------------------------------------------------------------------==============
(Offering and Redemption Price)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
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SHARES OF CAPITAL STOCK:
--------------------------------------------------------------------------------------------------------
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     Authorized                                                                             300,000,000
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--------------------------------------------------------------------------------------------------------
     Outstanding                                                                            157,624,834
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--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                                 $   327,169,115
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See notes to financial statements.
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MAXIM SERIES FUND, INC.
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STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------
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SIX MONTHS ENDED JUNE 30, 2000
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
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                                     GROWTH
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                      INDEX
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Interest                                                                                 $        154,693
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Dividends                                                                                       1,270,083
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                            (4,977)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total income                                                                                    1,419,799
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Management fees                                                                                 1,365,024
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                   54,775
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                               40,038,853
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net realized loss on futures contracts                                                           (685,051)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                          (31,677,066)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on futures contracts                                       (247,747)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments and futures contracts                           7,428,989
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $      7,483,764
------------------------------------------------------------------------------------------------===============
------------------------------------------------------------------------------------------------===============

---------------------------------------------------------------------------------------------------------------
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See notes to financial statements.
---------------------------------------------------------------------------------------------------------------
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MAXIM SERIES FUND, INC.
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STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------
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                                  GROWTH INDEX
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                                    PORTFOLIO
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------------------------------------------------------------------------------------------------------
                                                                          2000               1999
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                       UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net investment income                                           $       54,775     $    1,029,565
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net realized gain on investments                                    40,038,853         25,699,761
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on futures contracts                         (685,051)           964,951
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation on investments               (31,677,066)        73,081,916
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on futures contra(247,747)            71,749
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                 7,483,764        100,847,942
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    From net investment income                                             (67,747)        (1,020,969)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    From net realized gains                                                               (31,979,072)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Total distributions                                                    (67,747)       (33,000,041)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
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SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                  187,599,829        128,000,396
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                           67,747         33,000,041
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Redemptions of shares                                             (233,553,320)       (26,406,342)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transact(45,885,744)       134,594,095
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                            (38,469,727)       202,441,996
------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------
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NET ASSETS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Beginning of period                                                499,612,225        297,170,229
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------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    End of period  (1)                                              $  461,142,498     $  499,612,225
----------------------------------------------------------------------=============------=============
----------------------------------------------------------------------=============------=============

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OTHER INFORMATION:
------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------
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SHARES:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Sold                                                                66,859,903         50,043,992
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------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                                 23,517         12,008,874
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Redeemed                                                           (83,740,831)        (9,985,977)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net increase (decrease)                                            (16,857,411)        52,066,889
----------------------------------------------------------------------=============------=============
----------------------------------------------------------------------=============------=============

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(1) Including undistributed (overdistributed) net investment income $      (10,452)    $        2,520
------------------------------------------------------------------------------------------------------
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See notes to financial statements.
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MAXIM SERIES FUND, INC.
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GROWTH INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
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FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------
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Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31, 1999,1998, 1997, 1996 and 1995 are as follows:
-------------------------------------------------------------------------------------------------------------
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                                 Six Months End   Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
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                                 June 30, 2000    1999         1998         1997         1996        1995
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                                  UNAUDITED
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Net Asset Value, Beginning of P$riod  2.8634 $     2.4276 $     1.8507 $     1.4852  $    1.3459 $    1.0120
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-------------------------------------------------------------------------------------------------------------
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Income from Investment Operations
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net investment income                 0.0003       0.0061       0.0070       0.0085       0.0114      0.0127
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-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain      0.0623       0.6347       0.6769       0.4241       0.2851      0.3432
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-------------------------------------------------------------------------------------------------------------
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Total Income From
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Investment Operations            0.0626       0.6408       0.6839       0.4326       0.2965      0.3559
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-------------------------------------------------------------------------------------------------------------
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Less Distributions
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
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From net investment income           (0.0004)     (0.0061)     (0.0070)     (0.0085)     (0.0114)    (0.0165)
-------------------------------------------------------------------------------------------------------------
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From net realized gains               0.0000      (0.1989)     (0.1000)     (0.0586)     (0.1458)    (0.0055)
-------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------
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Total Distributions                  (0.0004)     (0.2050)     (0.1070)     (0.0671)     (0.1572)    (0.0220)
-------------------------------------------------------------------------------------------------------------
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Net Asset Value, End of Period $      2.9256 $     2.8634 $     2.4276 $     1.8507  $    1.4852 $    1.3459
---------------------------------============--===========--===========--===========---==========--==========
---------------------------------============--===========--===========--===========---==========--==========

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Total Return                           2.17%       26.87%       37.28%       29.26%       22.10%      35.29%
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Net Assets, End of Period      $ 461,142,498 $ 499,612,225$ 297,170,229$ 162,975,760 $ 83,743,210$ 43,515,299
-------------------------------------------------------------------------------------------------------------
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Ratio of Expense to
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Average Net Assets                     0.60% *      0.60%        0.60%        0.60%        0.60%       0.60%
-------------------------------------------------------------------------------------------------------------
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Ratio of Net Investment Income to
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Average Net Assets                     0.02% *      0.26%        0.36%        0.54%        0.83%       1.15%
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Portfolio Turnover Rate               10.00%       54.24%       26.48%       21.52%       41.55%      17.90%
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*Annualized
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                                                                                                   (Continued)
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MAXIM SERIES FUND, INC.
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STATEMENTS OF ASSETS AND LIABILITIES
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JUNE 30, 2000
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UNAUDITED
-------------------------------------------------------------------------------------------------------
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                                      MONEY
-------------------------------------------------------------------------------------------------------
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                                     MARKET
-------------------------------------------------------------------------------------------------------
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                                    PORTFOLIO
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ASSETS:
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     Investments in securities, market value   (1)                                     $   669,479,442
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     Cash                                                                                            0
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     Dividends and interest receivable                                                       1,270,006
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     Subscriptions receivable                                                                9,976,551
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     Receivable for investments sold                                                        29,000,000
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-------------------------------------------------------------------------------------------------------
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            Total assets                                                                   709,725,999
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LIABILITIES:
-------------------------------------------------------------------------------------------------------
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     Dividends payable                                                                         110,361
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     Due to GW Capital Management                                                              253,614
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     Redemptions payable                                                                     9,774,518
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     Payable for investments purchased                                                      26,370,588
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     Payable to custodian                                                                    2,643,445
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     Variation margin on futures contracts                                                           0
-------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------
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            Total liabilities                                                               39,152,526
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NET ASSETS                                                                             $   670,573,473
-----------------------------------------------------------------------------------------==============
-----------------------------------------------------------------------------------------==============

-------------------------------------------------------------------------------------------------------
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NET ASSETS REPRESENTED BY:
-------------------------------------------------------------------------------------------------------
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     Capital stock, $.10 par value                                                     $    67,023,306
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                            603,648,052
-------------------------------------------------------------------------------------------------------
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     Net unrealized appreciation on investments and futures contracts                                0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Overdistributed net investment income                                                           0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Accumulated net realized gain (loss) on investments and futures contracts                 (97,885)
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-------------------------------------------------------------------------------------------------------
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NET ASSETS                                                                             $   670,573,473
-----------------------------------------------------------------------------------------==============
-----------------------------------------------------------------------------------------==============

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NET ASSET VALUE PER OUTSTANDING SHARE                                                  $        1.0005
-----------------------------------------------------------------------------------------==============
-----------------------------------------------------------------------------------------==============
(Offering and Redemption Price)
-------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------
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SHARES OF CAPITAL STOCK:
-------------------------------------------------------------------------------------------------------
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     Authorized                                                                            800,000,000
-------------------------------------------------------------------------------------------------------
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     Outstanding                                                                           670,233,057
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-------------------------------------------------------------------------------------------------------
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(1)  Cost of investments in securities:                                                $   669,479,442
-------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------
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See notes to financial statements.
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MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                      MONEY
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                     MARKET
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Interest                                                                               $    20,299,140
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Dividends                                                                                            0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                              0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
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     Total income                                                                                20,299,140
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Management fees                                                                              1,532,367
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            18,766,773
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
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REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                                  0.00
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net realized loss on futures contracts                                                               0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                                 0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on futures contracts                                           0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments and futures contracts                                0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    18,766,773
----------------------------------------------------------------------------------------------==============
----------------------------------------------------------------------------------------------==============

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------
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MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------
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                                  MONEY MARKET
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                          2000               1999
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                       UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net investment income                                           $   18,766,773     $   30,394,354
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net realized gain on investments                                             0                  0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on futures contracts                                0                  0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation on investments                         0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on futures contracts    0                  0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                18,766,773         30,394,354
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    From net investment income                                         (18,766,773)       (30,394,354)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    From net realized gains                                                      0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Total distributions                                                (18,766,773)       (30,394,354)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                  822,785,190        373,590,733
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                       18,747,706         30,303,060
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Redemptions of shares                                             (893,656,678)      (300,613,202)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transact(52,123,782)       103,280,591
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                            (52,123,782)       103,280,591
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Beginning of period                                                722,697,255        619,416,664
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    End of period  (1)                                              $  670,573,473     $  722,697,255
----------------------------------------------------------------------=============------=============
----------------------------------------------------------------------=============------=============

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SHARES:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Sold                                                               822,367,501        373,401,079
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                             18,738,189         30,287,677
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Redeemed                                                          (893,203,011)      (300,460,596)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net increase (decrease)                                            (52,097,321)       103,228,160
----------------------------------------------------------------------=============------=============
----------------------------------------------------------------------=============------=============

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income $            0                  0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                               Six Months Ended   Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                 June 30, 2000    1999         1998          1997         1996          1995
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period 1.0005  $     1.0005 $     1.0007  $     1.0007 $      1.0007 $      1.0007
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net investment income                0.0282        0.0471       0.0505        0.0512        0.0493        0.0555
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net realized loss                    0.0000        0.0000      (0.0002)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Income From
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Investment Operations           0.0282        0.0471       0.0503        0.0512        0.0493        0.0555
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
From net investment income          (0.0282)      (0.0471)     (0.0505)      (0.0512)      (0.0493)      (0.0555)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.0282)      (0.0471)     (0.0505)      (0.0512)      (0.0493)      (0.0555)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $     1.0005  $     1.0005 $     1.0005  $     1.0007 $      1.0007 $      1.0007
---------------------------------===========---===========--===========---===========--============--============
---------------------------------===========---===========--===========---===========--============--============

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return/Yield                    2.86%         4.81%        5.15%         5.24%         5.04%         5.62%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period      $ 670,573,473 $ 722,697,255$ 619,416,664 $ 453,155,210$ 396,453,188 $ 277,257,289
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratio of Expense to
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Average Net Assets                    0.46% *       0.46%        0.46%         0.46%         0.46%         0.46%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Average Net Assets                    5.64% *       4.73%        5.05%         5.14%         4.99%         5.55%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Annualized
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                      (Concluded)



                                   MAXIM SERIES FUND, INC.

                      Financial Statements and Financial Highlights for the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999

                                         (Section 1)


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
----------------------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund,  Inc. (the Fund) is a Maryland  corporation  organized on December 7,
      1981 under the Investment  Company Act of 1940 (the 1940 Act) as an open-end  management investment  company and presently  consists of thirty-six  portfolios.  Interests in the
      Growth Index and Money Market  Portfolios  (the  Portfolios) are included herein and are represented  by separate  classes of  beneficial  interest of the Fund.  The  investment objective  of each  Portfolio  is:  to seek  investment  results  that  track  the total return of the common stocks that comprise the Standard &  Poor's/BARRA  Growth Index for the  Growth  Index  Portfolio  and to  seek  as high a level  of  current  income  as is consistent  with  the  preservation  of  capital  and  liquidity  for the  Money  Market
      Portfolio.  The Money Market  Portfolio is  diversified  and the Growth Index  Portfolio is  non-diversified  as  defined  in the  1940  Act.  The Fund is  available  only as an investment  option for certain  variable annuity  contracts,  variable life policies and certain  qualified  retirement  plans  issued by  Great-West  Life &  Annuity  Insurance
      Company (the Company) and New England Financial.

      The  preparation  of  financial   statements  in  conformity  with  generally   accepted
      accounting  principles  requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and  liabilities  and  disclosure  of  contingent assets  and  liabilities  at the  date of the  financial  statements  and  the  reported amounts of revenue and  expenses  during the  reporting  period.  Actual  results  could differ from those estimates.

      The following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance  with  generally  accepted  accounting  principles  in the  investment company industry:

      Security Valuation

      Short-term and money market  securities are valued at amortized cost which  approximates market  value.  Equity  securities  listed on an  established  exchange or on the NASDAQ
      National  Market  System are valued at the last sale price as of the close of  business.
      Fixed income and other securities are valued by independent  pricing  services  approved by the Board of  Directors.  Securities  for which  market  quotations  are not  readily available  are  valued  at fair  value as  determined  in good  faith  by or  under  the direction of the Board of Directors.

      Investments  in  securities  of  governmental  agencies  may only be  guaranteed  by the respective  agency's  limited  authority to borrow from the U.S.  Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Financial Futures Contracts

      The Growth Index  Portfolio  may invest in financial  futures  contracts as a substitute for a comparable  market  position in the  underlying  securities.  Upon entering into a financial  futures  contract,  the  Portfolio  is  required  to pledge to the  broker an amount of cash  and/or  other  assets  equal to a  certain  percentage  of the  contract amount  (initial margin  deposit).  Receipts or payments,  known as "variation  margin", are made or received by the Portfolio each day,  depending on the daily  fluctuations in the fair value of the  underlying  security.  The use of futures  contracts  may involve risks such as the possibility of illiquid markets or imperfect  correlation  between the value of the contracts and the  underlying  securities,  or that the  counterparty  will fail to perform its obligations.


      Dividends

      Dividends  from net investment  income of the Money Market  Portfolio are declared daily and paid monthly.  Dividends  from net investment  income of the Growth Index  Portfolio are declared and paid  semi-annually.  Income  dividends  are  reinvested  in additional shares at net asset value.  Dividends  from  capital  gains of the  Portfolios,  if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security  transactions  are  accounted for on the date the security is purchased or sold
      (trade  date).  The  cost  of  investments  sold  is  determined  on  the  basis  of the first-in, first-out method (FIFO).

      Dividend  income for the Portfolios is accrued as of the  ex-dividend  date and interest income,  including  amortization  of discounts  and  premiums,  is recorded  daily.  The
      Money  Market  Portfolio   amortizes   discounts  and  premiums  paid  on  purchases  of
      securities to the earliest put or call date.

      Federal Income Taxes

      For federal  income tax purposes,  each  Portfolio of the Fund  qualifies as a regulated investment  company under the  provisions of the Internal  Revenue Code by  distributing substantially  all of its taxable net income  (both  ordinary  and capital  gain) to its
      shareholders   and  complying   with  other   requirements   for  regulated   investment
      companies.  Accordingly,  no provision  for federal  income taxes has been made. At June
      30, 2000,  the Money Market  Portfolio had available for federal  income tax purposes an unused capital loss carryover of $97,885, which expires in 2006.

      Classification of Distributions to Shareholders

      The character of  distributions  made during the year from net investment  income or net realized  gains are  determined  in  accordance  with  income tax  regulations  that may differ from generally accepted  accounting  principles.  These differences are primarily due to  differing  treatments  of  deferral  of wash  sales,  net  operating  losses and capital  loss  carryforwards.  Also,  due to the timing of dividend  distributions,  the fiscal year in which  amounts are  distributed  may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment  advisory agreement with GW Capital  Management,
      LLC, a  wholly-owned  subsidiary  of the Company.  As  compensation  for its services to the Fund, the investment  advisor  receives  monthly  compensation at the annual rate of
      .46% of the  average  daily net  assets of the Money  Market  Portfolio  and .60% of the
      average  daily  net  assets  of  the  Growth  Index   Portfolio.   The   management  fee
      encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2000,  the  aggregate  cost of purchases  and proceeds from sales of  investment  securities  (excluding  all U.S.  Government  securities  and short-term  securities) were $45,339,347 and $83,172,376,  respectively,  for the Growth
      Index  Portfolio.  For the six months  ended June 30,  2000,  there were no purchases or sales of  U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30,  2000,  the U.S.  Federal  income  tax cost basis was  $327,450,109  for the
      Growth  Index  Portfolio.   The  Growth  Index  Portfolio  had  gross   appreciation  of
      securities  in which  there  was an excess of value  over tax cost of  $152,409,555  and gross  depreciation  of  securities  in which there was an excess of tax cost over value of $18,388,882, resulting in net appreciation of $134,020,673.

5.    FUTURES CONTRACTS

      As of June 30,  2000,  the  Growth  Index  Portfolio  had 18 open  S&P 500 long  futures contracts.  The  contracts  expire in September  2000,  and the  Portfolio  has recorded unrealized depreciation of $111,940 as of June 30, 2000.
------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JUNE 30, 2000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                      STOCK
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                      INDEX
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                   $   1,156,378,424
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Cash                                                                                     329,769
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                      1,049,012
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                 278,227
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                       10,756,617
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
            Total assets                                                                1,168,792,049
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                             566,109
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                    1,140,571
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                      7,809,891
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                     40,978
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
            Total liabilities                                                               9,557,549
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $   1,159,234,500
--------------------------------------------------------------------------------------================
--------------------------------------------------------------------------------------================

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                  $      28,757,863
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                           479,198,418
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Net unrealized appreciation on investments and futures contracts                     587,481,643
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Overdistributed net investment income                                                    (22,076)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments and futures contracts                    63,818,652
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $   1,159,234,500
--------------------------------------------------------------------------------------================
--------------------------------------------------------------------------------------================

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                               $          4.0310
--------------------------------------------------------------------------------------================
--------------------------------------------------------------------------------------================
(Offering and Redemption Price)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Authorized                                                                           400,000,000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Outstanding                                                                          287,578,632
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                             $     568,856,609
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                      STOCK
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                      INDEX
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                    PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Interest                                                                       $        321,301
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Dividends                                                                             6,548,911
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                 (31,311)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Total income                                                                          6,838,901
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Management fees                                                                       3,352,224
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      3,486,677
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                     39,763,142
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Net realized loss on futures contracts                                                 (382,162)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                (43,916,219)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on futures contracts                             (176,604)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Net realized and unrealized loss on investments and futures contracts                (4,711,843)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     (1,225,166)
--------------------------------------------------------------------------------------===============
--------------------------------------------------------------------------------------===============

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                   STOCK INDEX
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                           2000               1999
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                         UNAUDITED
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Net investment income                                          $       3,486,677  $      7,748,713
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                      39,763,142        74,747,273
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on futures contracts                           (382,162)        2,347,408
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                 (43,916,219)      114,172,287
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on futures contract(176,604)         (160,231)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations       (1,225,166)      198,855,450
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     From net investment income                                            (3,491,756)       (7,720,964)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     From net realized gains                                                        0       (56,987,082)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Total distributions                                                   (3,491,756)      (64,708,046)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                    216,597,304        35,938,883
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                          3,491,756        64,708,046
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Redemptions of shares                                               (222,209,790)      (98,444,652)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from share transaction(2,120,730)        2,202,277
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                               (6,837,652)      136,349,681
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Beginning of period                                                1,166,072,152     1,029,722,471
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     End of period  (1)                                             $   1,159,234,500  $  1,166,072,152
----------------------------------------------------------------------================---===============
----------------------------------------------------------------------================---===============

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
SHARES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Sold                                                                  54,779,442         9,671,554
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                  864,968        16,628,427
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Redeemed                                                             (56,382,479)      (25,446,699)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                 (738,069)          853,282
----------------------------------------------------------------------================---===============
----------------------------------------------------------------------================---===============

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1) Including overdistributed net investment income                 $         (22,076) $        (16,997)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 Six Months Ended  Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 June 30, 2000      1999           1998          1997         1996          1995
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
UNAUDITED
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of P$riod   4.0444 $       3.5821 $       2.9474 $     2.3650 $      1.9796 $     1.4978
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net investment income                  0.0122         0.0272         0.0283       0.0364        0.0336       0.0334
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss(0.0134)        0.6682         0.7538       0.7196        0.3960       0.4963
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Investment Operations            (0.0012)        0.6954         0.7821       0.7560        0.4296       0.5297
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
From net investment income            (0.0122)       (0.0271)       (0.0284)     (0.0364)      (0.0336)     (0.0332)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
From net realized gains                0.0000        (0.2060)       (0.1190)     (0.1372)      (0.0106)     (0.0147)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.0122)       (0.2331)       (0.1474)     (0.1736)      (0.0442)     (0.0479)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $       4.0310 $       4.0444 $       3.5821 $     2.9474 $      2.3650 $     1.9796
---------------------------------=============--=============--=============--===========--============--===========
---------------------------------=============--=============--=============--===========--============--===========

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return                           (0.03%)        19.73%         26.79%       32.20%        21.81%       35.60%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period      $ 1,159,234,500$ 1,166,072,152$ 1,029,722,471$ 817,386,568$ 936,806,358 $ 707,459,637
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Ratio of Expense to
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average Net Assets                      0.60% *        0.60%          0.60%        0.60%         0.60%        0.60%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average Net Assets                      0.62% *        0.71%          0.87%        1.15%         1.58%        1.91%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 8.56%         10.69%         12.91%       17.30%         3.31%        5.25%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
*Annualized
--------------------------------------------------------------------------------------------------------------------


                                   MAXIM SERIES FUND, INC.

                      Financial Statements and Financial Highlights for the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999

                                         (Section 2)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
----------------------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund,  Inc. (the Fund) is a Maryland  corporation  organized on December 7,
      1981 under the Investment  Company Act of 1940 (the 1940 Act) as an open-end  management investment  company and presently  consists of thirty-six  portfolios.  Interests in the
      Stock Index  Portfolio  (the  Portfolio)  are  included  herein and are  represented  by separate  classes of beneficial  interest of the Fund. The  investment  objective of the
      Portfolio  is to seek  investment  results  that  track the total  return of the  common stocks that  comprise the Standard & Poor's  (S&P) 500  Composite  Stock Price Index and
      the S&P MidCap  400 Index,  weighted  according  to their pro rata share of the  market.
      The  Portfolio is  diversified  as defined in the 1940 Act.  The Fund is available  only as an investment option for certain variable annuity  contracts,  variable life policies and certain  qualified  retirement  plans issued by Great-West Life & Annuity  Insurance
      Company (the Company) and New England Financial.

      The  preparation  of  financial   statements  in  conformity  with  generally   accepted
      accounting  principles  requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and  liabilities  and  disclosure  of  contingent assets  and  liabilities  at the  date of the  financial  statements  and  the  reported amounts of revenue and  expenses  during the  reporting  period.  Actual  results  could differ from those estimates.

      The following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance  with  generally  accepted  accounting  principles  in the  investment company industry:

      Security Valuation

      Short-term and money market  securities are valued at amortized cost which  approximates market  value.  Equity  securities  listed on an  established  exchange or on the NASDAQ
      National  Market  System are valued at the last sale price as of the close of  business.
      Fixed income and other securities are valued by independent  pricing  services  approved by the Board of  Directors.  Securities  for which  market  quotations  are not  readily available  are  valued  at fair  value as  determined  in good  faith  by or  under  the direction of the Board of Directors.

      Financial Futures Contracts

      The  Portfolio  may  invest  in  financial  futures  contracts  as a  substitute  for  a
      comparable  market  position  in  the  underlying  securities.   Upon  entering  into  a
      financial  futures  contract,  the  Portfolio  is  required  to pledge to the  broker an amount of cash  and/or  other  assets  equal to a  certain  percentage  of the  contract amount  (initial margin  deposit).  Receipts or payments,  known as "variation  margin", are made or received by the Portfolio each day,  depending on the daily  fluctuations in the fair value of the  underlying  security.  The use of futures  contracts  may involve risks such as the possibility of illiquid markets or imperfect  correlation  between the value of the contracts and the  underlying  securities,  or that the  counterparty  will fail to perform its obligations.

      Dividends

      Dividends  from  net   investment   income  of  the  Portfolio  are  declared  and  paid
      semi-annually.  Income  dividends  are  reinvested  in  additional  shares  at net asset value.  Dividends  from  capital  gains  of the  Portfolio,  if any,  are  declared  and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security  transactions  are  accounted for on the date the security is purchased or sold
      (trade  date).  The  cost  of  investments  sold  is  determined  on  the  basis  of the first-in, first-out method (FIFO).

      Dividend  income for the  Portfolio is accrued as of the  ex-dividend  date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal  income tax  purposes,  the  Portfolio  qualifies as a regulated  investment
      company   under  the   provisions   of  the  Internal   Revenue  Code  by   distributing
      substantially  all of its taxable net income  (both  ordinary  and capital  gain) to its
      shareholders   and  complying   with  other   requirements   for  regulated   investment
      companies.  Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of  distributions  made during the year from net investment  income or net realized  gains are  determined  in  accordance  with  income tax  regulations  that may differ from generally accepted  accounting  principles.  These differences are primarily due to  differing  treatments  of  deferral  of wash  sales,  net  operating  losses and capital  loss  carryforwards.  Also,  due to the timing of dividend  distributions,  the fiscal year in which  amounts are  distributed  may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment  advisory agreement with GW Capital  Management,
      LLC, a  wholly-owned  subsidiary  of the Company.  As  compensation  for its services to the Fund, the investment  advisor  receives  monthly  compensation at the annual rate of
      .60%  of  the  average  daily  net  assets  of  the   Portfolio.   The   management  fee
      encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2000,  the  aggregate  cost of purchases  and proceeds from sales of  investment  securities  (excluding  all U.S.  Government  securities  and short-term  securities) were  $104,755,996 and  $95,567,784,  respectively.  For the six months  ended  June 30,  2000,  there  were no  purchases  or  sales of U.S.  Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June  30,  2000,  the U.S.  Federal  income  tax cost  basis  was  $569,773,971.  The
      Portfolio  had gross  appreciation  of  securities in which there was an excess of value over tax cost of  $629,655,686  and gross  depreciation of securities in which there was an  excess of tax cost over  value of  $43,051,233,  resulting  in net  appreciation  of
      $586,604,453.

5.    FUTURES CONTRACTS

      As of June 30, 2000,  the  Portfolio  had 14 open S&P 500 and 4 open S&P MidCap 400 long futures  contracts.  The  contracts  expire  in  September  2000 and the  Portfolio  has recorded unrealized  depreciation of $24,722 and $15,450,  respectively,  as of June 30,
      2000.

-----------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JUNE 30, 2000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                      INDEX
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                       600
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                    PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ASSETS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                  $      29,798,430
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Cash                                                                                    313,959
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                        15,340
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                 11,291
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                       1,633,106
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
            Total assets                                                                  31,772,126
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                             14,177
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Redemptions payable                                                                      10,599
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                     2,544,152
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                    19,831
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
            Total liabilities                                                              2,588,759
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $      29,183,367
-------------------------------------------------------------------------------------================
-------------------------------------------------------------------------------------================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                 $       3,451,092
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                           21,057,310
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Net unrealized appreciation on investments and futures contracts                      2,953,586
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Undistributed net investment income                                                       2,885
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments and futures contracts                    1,718,494
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $      29,183,367
-------------------------------------------------------------------------------------================
-------------------------------------------------------------------------------------================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                              $          0.8456
-------------------------------------------------------------------------------------================
-------------------------------------------------------------------------------------================
(Offering and Redemption Price)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Authorized                                                                          100,000,000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Outstanding                                                                          34,510,923
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                            $      26,844,869
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                      INDEX
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                       600
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Interest                                                                      $         53,009
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Dividends                                                                               91,715
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Total income                                                                           144,724
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Management fees                                                                         82,594
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        62,130
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                     2,063,927
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Net realized loss on futures contracts                                                 (27,235)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                  (543,512)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on futures contracts                             (61,775)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments and futures contracts                1,431,405
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $      1,493,535
-------------------------------------------------------------------------------------===============--
-------------------------------------------------------------------------------------===============--

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                    INDEX 600
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                            2000              1999
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                         UNAUDITED
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
OPERATIONS:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net investment income                                           $         62,130  $         151,475
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                       2,063,927          1,679,780
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on futures contracts                            (27,235)           201,595
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                    (543,512)           584,755
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on futures contracts(61,775)            61,800
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                   1,493,535          2,679,405
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     From net investment income                                               (60,193)          (150,476)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     From net realized gains                                                        0         (2,136,570)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Total distributions                                                      (60,193)        (2,287,046)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                     10,057,596          4,705,739
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                             60,193          2,287,046
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                 (7,536,404)        (5,835,132)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from share transactions           2,581,385          1,157,653
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Total increase in net assets                                           4,014,727          1,550,012
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Beginning of period                                                   25,168,640         23,618,628
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     End of period  (1)                                              $     29,183,367  $      25,168,640
-----------------------------------------------------------------------===============---================
-----------------------------------------------------------------------===============---================

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SHARES:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Sold                                                                  12,099,513          6,227,749
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                   70,210          3,084,185
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Redeemed                                                              (9,124,507)        (7,664,538)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net increase                                                           3,045,216          1,647,396
-----------------------------------------------------------------------===============---================
-----------------------------------------------------------------------===============---================

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
(1) Including undistributed net investment income                    $          2,885  $             948
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INDEX 600 PORTFOLIO
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                            Six Months Ended    Year Ended December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                 June 30, 2000  1999        1998         1997         1996         1995
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of P$riod0.7999 $     0.7921 $    1.2588 $      1.2370 $    1.1680 $     0.9540
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net investment income               0.0018       0.0049      0.0069        0.0081      0.0124       0.0102
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (lo0.0456       0.0809     (0.0532)       0.2419      0.1659       0.2393
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Investment Operations               0.0474       0.0858     (0.0463)       0.2500      0.1783       0.2495
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
From net investment income         (0.0017)     (0.0049)    (0.0069)      (0.0081)    (0.0124)     (0.0197)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
From net realized gains             0.0000      (0.0731)    (0.4135)      (0.2201)    (0.0969)     (0.0158)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Distributions                (0.0017)     (0.0780)    (0.4204)      (0.2282)    (0.1093)     (0.0355)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $    0.8456 $     0.7999 $    0.7921 $      1.2588 $    1.2370 $     1.1680
---------------------------------==========--===========--==========--============--==========--===========
---------------------------------==========--===========--==========--============--==========--===========

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                             -1.58%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return                         5.94%       11.85%           (1.58%)  21.00%      15.30%       26.24%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period      $ 29,183,367$ 25,168,640 $ 23,618,628$ 121,454,805 $ 80,783,692$ 51,610,284
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ratio of Expense to
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Average Net Assets                   0.60% *      0.60%       0.60%         0.60%       0.60%        0.60%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Average Net Assets                   0.45% *      0.66%       0.25%         0.66%       1.04%        1.00%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate             25.33%       37.75%      59.18%       102.45%      39.66%       30.17%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
*Annualized
-----------------------------------------------------------------------------------------------------------


                                   MAXIM SERIES FUND, INC.

                      Financial Statements and Financial Highlights for the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999

                                         (Section 3)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
----------------------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund,  Inc. (the Fund) is a Maryland  corporation  organized on December 7,
      1981 under the Investment  Company Act of 1940 (the 1940 Act) as an open-end  management investment  company and presently  consists of thirty-six  portfolios.  Interests in the
      Index  600  Portfolio  (the  Portfolio)  are  included  herein  and are  represented  by separate  classes of beneficial  interest of the Fund. The  investment  objective of the
      Portfolio  is to seek  investment  results  that  track the total  return of the  common stocks that  comprise the Standard & Poor's  SmallCap 600 Stock Index.  The Portfolio is
      diversified  as defined in the 1940 Act.  The Fund is  available  only as an  investment option for certain  variable  annuity  contracts,  variable  life  policies  and certain qualified  retirement plans issued by Great-West Life & Annuity  Insurance  Company (the
      Company) and New England Financial.

      The  preparation  of  financial   statements  in  conformity  with  generally   accepted
      accounting  principles  requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and  liabilities  and  disclosure  of  contingent assets  and  liabilities  at the  date of the  financial  statements  and  the  reported amounts of revenue and  expenses  during the  reporting  period.  Actual  results  could differ from those estimates.

      The following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance  with  generally  accepted  accounting  principles  in the  investment company industry:

      Security Valuation

      Short-term and money market  securities are valued at amortized cost which  approximates market  value.  Equity  securities  listed on an  established  exchange or on the NASDAQ
      National  Market  System are valued at the last sale price as of the close of  business.
      Fixed income and other securities are valued by independent  pricing  services  approved by the Board of  Directors.  Securities  for which  market  quotations  are not  readily available  are  valued  at fair  value as  determined  in good  faith  by or  under  the direction of the Board of Directors.

      Dividends

      Dividends  from  net   investment   income  of  the  Portfolio  are  declared  and  paid
      semi-annually.  Income  dividends  are  reinvested  in  additional  shares  at net asset value.  Dividends  from  capital  gains  of the  Portfolio,  if any,  are  declared  and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security  transactions  are  accounted for on the date the security is purchased or sold
      (trade  date).  The  cost  of  investments  sold  is  determined  on  the  basis  of the first-in, first-out method (FIFO).

      Dividend  income for the  Portfolio is accrued as of the  ex-dividend  date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal  income tax  purposes,  the  Portfolio  qualifies as a regulated  investment
      company   under  the   provisions   of  the  Internal   Revenue  Code  by   distributing
      substantially  all of its taxable net income  (both  ordinary  and capital  gain) to its
      shareholders   and  complying   with  other   requirements   for  regulated   investment
      companies.  Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of  distributions  made during the year from net investment  income or net realized  gains are  determined  in  accordance  with  income tax  regulations  that may differ from generally accepted  accounting  principles.  These differences are primarily due to  differing  treatments  of  deferral  of wash  sales,  net  operating  losses and capital  loss  carryforwards.  Also,  due to the timing of dividend  distributions,  the fiscal year in which  amounts are  distributed  may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment  advisory agreement with GW Capital  Management,
      LLC, a  wholly-owned  subsidiary  of the Company.  As  compensation  for its services to the Fund, the investment  advisor  receives  monthly  compensation at the annual rate of
      .60%  of  the  average  daily  net  assets  of  the   Portfolio.   The   management  fee
      encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2000,  the  aggregate  cost of purchases  and proceeds from sales of  investment  securities  (excluding  all U.S.  Government  securities  and short-term  securities)  were  $10,065,967  and  $6,591,015,  respectively.  For the six months  ended  June 30,  2000,  there  were no  purchases  or  sales of U.S.  Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June  30,  2000,  the U.S.  Federal  income  tax  cost  basis  was  $27,276,715.  The
      Portfolio  had gross  appreciation  of  securities in which there was an excess of value over tax cost of $6,651,178 and gross  depreciation  of securities in which there was an excess  of  tax  cost  over  value  of  $4,129,463,  resulting  in net  appreciation  of
      $2,521,715.





-----------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JUNE 30, 2000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                    TEMPLETON
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                  INTERNATIONAL
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                     EQUITY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                    PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ASSETS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                 $      105,405,568
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Cash denominated in foreign currencies (2)                                              446,812
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Cash                                                                                     45,530
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                       490,359
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                 42,470
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                       3,385,000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
            Total assets                                                                 109,815,739
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                            108,243
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Redemptions payable                                                                      49,198
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                     4,239,733
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
            Total liabilities                                                              4,397,174
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $      105,418,565
------------------------------------------------------------------------------------=================
------------------------------------------------------------------------------------=================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                $        6,485,832
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                           66,010,824
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Net unrealized appreciation on investments and translation of assets and
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                        16,771,833
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Undistributed net investment income                                                     593,296
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments                                         15,556,780
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $      105,418,565
------------------------------------------------------------------------------------=================
------------------------------------------------------------------------------------=================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                             $           1.6254
------------------------------------------------------------------------------------=================
------------------------------------------------------------------------------------=================
(Offering and Redemption Price)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Authorized                                                                          200,000,000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Outstanding                                                                          64,858,317
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                           $       88,639,454
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
(2)  Cost of cash denominated in foreign currencies:                                         441,093
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
UNAUDITED
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                    TEMPLETON
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                     EQUITY
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Interest                                                                       $           98,318
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Dividends                                                                               1,277,047
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                  (142,055)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Total income                                                                            1,233,310
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Audit fees                                                                                  7,440
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Investment administration                                                                  66,289
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Bank and custodial fees                                                                    39,236
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Other expenses                                                                             28,303
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Management fees                                                                           503,113
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Total expenses                                                                            644,381
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management                                             2,296
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net expenses                                                                              642,085
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          591,225
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                       12,511,520
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                   (4,637,583)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on translation of assets and
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                          (1,468,960)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments and translation of
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     assets and liabilities denominated in foreign currencies                                6,404,977
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $        6,996,202
--------------------------------------------------------------------------------------=================
--------------------------------------------------------------------------------------=================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                    TEMPLETON
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                              INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                             2000                1999
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                          UNAUDITED
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net investment income                                            $        591,225    $      1,024,265
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                       12,511,520          12,413,367
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                   (4,637,583)         14,478,275
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on translation of assets and              0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                          (1,468,960)            677,358
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                    6,996,202          28,593,265
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     From net investment income                                                      0          (1,015,421)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     From net realized gains                                                         0            (506,073)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Total distributions                                                             0          (1,521,494)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                      27,281,747          18,003,695
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                   0           1,521,494
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                 (30,213,565)        (65,624,421)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from share transactions           (2,931,818)        (46,099,232)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                 4,064,384         (19,027,461)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Beginning of period                                                   101,354,181         120,381,642
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     End of period  (1)                                               $    105,418,565    $    101,354,181
------------------------------------------------------------------------===============-----===============
------------------------------------------------------------------------===============-----===============

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SHARES:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Sold                                                                   17,779,768          13,721,357
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                         0           1,023,130
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Redeemed                                                              (19,648,880)        (49,398,525)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net decrease                                                           (1,869,112)        (34,654,038)
------------------------------------------------------------------------===============-----===============
------------------------------------------------------------------------===============-----===============

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
(1) Including undistributed net investment income                     $        593,296    $          2,071
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                               Six Months End   Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                 June 30, 2000   1999           1998         1997          1996         1995
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                 UNAUDITED
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of P$riod 1.5189 $      1.1874  $     1.2786 $      1.3229 $     1.1395 $     1.0673
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Income from Investment Operations
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net investment income                0.0091        0.0155        0.0270        0.0205       0.0136       0.0190
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (los0.0974        0.3391       (0.0911)       0.0053       0.2087       0.0756
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Investment Operations                0.1065        0.3546       (0.0641)       0.0258       0.2223       0.0946
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Less Distributions
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
From net investment income           0.0000       (0.0154)      (0.0271)      (0.0204)     (0.0136)     (0.0224)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
From net realized gains              0.0000       (0.0077)       0.0000       (0.0497)     (0.0253)      0.0000
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Distributions                  0.0000       (0.0231)      (0.0271)      (0.0701)     (0.0389)     (0.0224)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $     1.6254 $      1.5189  $     1.1874 $      1.2786 $     1.3229 $     1.1395
---------------------------------===========--============---===========--============--===========--===========
---------------------------------===========--============---===========--============--===========--===========

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Return                          7.01%        29.91%             (5.00%)   1.99%       19.59%        8.93%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period      $ 105,418,565$ 101,354,181  $ 120,381,642$ 132,774,511 $ 96,172,049 $ 55,017,668
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:                                                     0.00%        0.00%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
- Before Reimbursement                1.28% *       1.24%         1.21%         1.21%        1.42%        1.62%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
- After Reimbursement #               1.28% *       1.23%         1.20%         1.20%        1.39%        1.50%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Average Net Assets:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
- Before Reimbursement                1.17% *       0.93%         2.04%         1.69%        1.21%        1.58%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
- After Reimbursement #               1.17% *       0.94%         2.05%         1.70%        1.24%        1.70%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate              38.33%        58.75%        40.02%        34.30%       22.21%       20.28%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
*Annualized
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital
Management, LLC.
----------------------------------------------------------------------------------------------------------------


                                   MAXIM SERIES FUND, INC.

                      Financial Statements and Financial Highlights for the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999

                                         (Section 4)


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
----------------------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund,  Inc. (the Fund) is a Maryland  corporation  organized on December 7,
      1981 under the Investment  Company Act of 1940 (the 1940 Act) as an open-end  management investment  company and presently  consists of thirty-six  portfolios.  Interests in the
      Templeton  International  Equity  Portfolio are included  herein and are  represented by separate  classes of beneficial  interest of the Fund. The  investment  objective of the
      Portfolio  is to  seek  long-term  capital  growth.  The  Portfolio  is  diversified  as defined  in the 1940  Act.  The  Fund is  available  only as an  investment  option  for certain  variable  annuity  contracts,  variable  life  policies  and certain  qualified retirement  plans issued by Great-West  Life & Annuity  Insurance  Company (the Company)
      and New England Financial.

      The  preparation  of  financial   statements  in  conformity  with  generally   accepted
      accounting  principles  requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and  liabilities  and  disclosure  of  contingent assets  and  liabilities  at the  date of the  financial  statements  and  the  reported amounts of revenue and  expenses  during the  reporting  period.  Actual  results  could differ from those estimates.

      The following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance  with  generally  accepted  accounting  principles  in the  investment company industry:

      Security Valuation

      Short-term and money market  securities are valued at amortized cost which  approximates market  value.  Equity  securities  listed on an  established  exchange or on the NASDAQ
      National  Market  System are valued at the last sale price as of the close of  business.
      Fixed income and other securities are valued by independent  pricing  services  approved by the Board of  Directors.  Securities  for which  market  quotations  are not  readily available  are  valued  at fair  value as  determined  in good  faith  by or  under  the direction of the Board of Directors.

      The  Portfolio  may have  elements of risk due to  concentrated  investments  in foreign issuers located in a specific  country.  Such  concentrations  may subject the Portfolio to  additional  risks  resulting  from future  political or economic  conditions  and/or
      possible   impositions  of  adverse  foreign  governmental  laws  or  currency  exchange restrictions.

      Restricted Securities

      The  Templeton  International  Equity  Portfolio may own certain  investment  securities which  are  restricted  as to resale  under  Rule  144A of the  Securities  Act of 1933.
      These  securities may be resold in transactions  exempt from  registration,  normally to
      qualified   institutional   buyers.   These  securities  are  valued  after  giving  due
      consideration to pertinent  factors including recent private sales,  market  conditions, and the issuer's  financial  performance.  Aggregate cost, fair value and percent of net assets of these  restricted  securities  held at June 30, 2000 were  $546,879,  $510,483 and 0.48%, respectively.

      Foreign Currency Translations

      The  accounting  records of the Portfolio are  maintained  in U.S.  dollars.  Investment securities,  and other  assets and  liabilities  denominated  in a foreign  currency are translated  into U.S.  dollars at the  current  exchange  rate.  Purchases  and sales of securities,  income receipts and expense  payments are translated  into U.S.  dollars at the exchange rate on the dates of the transactions.

      The  Portfolio  isolates  that  portion of the  results  of  operations  resulting  from changes in foreign  exchange rates on  investments  from the  fluctuations  arising from changes in market prices of securities held.

      Net  realized   foreign   exchange  gains  or  losses  arise  from  sales  of  portfolio
      securities,   sales  and   maturities  of  short-term   securities,   sales  of  foreign
      currencies,  currency gains or losses  realized  between the trade and settlement  dates on securities transactions,  the difference between the amounts of dividends,  interest, and foreign  withholding  taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts  actually  received or paid.  Net unrealized  foreign  exchange gains and losses  arise  from  changes  in the fair  values of assets  and  liabilities  including investments  in  securities at fiscal year end,  resulting  from changes in the exchange rate.

      Dividends

      Dividends  from net  investment  income of the Portfolio are declared and paid annually.
      Income  dividends  are  reinvested in  additional  shares at net asset value.  Dividends from capital  gains of the  Portfolio,  if any, are  declared  and  reinvested  at least annually in additional shares at net asset value.

      Security Transactions

      Security  transactions  are  accounted for on the date the security is purchased or sold
      (trade  date).  The  cost  of  investments  sold  is  determined  on  the  basis  of the first-in, first-out method (FIFO).

      Dividend  income for the  Portfolio is accrued as of the  ex-dividend  date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal  income tax  purposes,  the  Portfolio  qualifies as a regulated  investment
      company   under  the   provisions   of  the  Internal   Revenue  Code  by   distributing
      substantially  all of its taxable net income  (both  ordinary  and capital  gain) to its
      shareholders   and  complying   with  other   requirements   for  regulated   investment
      companies.  Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of  distributions  made during the year from net investment  income or net realized  gains are  determined  in  accordance  with  income tax  regulations  that may differ from generally accepted  accounting  principles.  These differences are primarily due to  differing  treatments  of  deferral  of wash  sales,  net  operating  losses and capital  loss  carryforwards.  Also,  due to the timing of dividend  distributions,  the fiscal year in which  amounts are  distributed  may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.


2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment  advisory agreement with GW Capital  Management,
      LLC, a  wholly-owned  subsidiary  of the Company.  As  compensation  for its services to the Fund, the investment  advisor  receives  monthly  compensation at the annual rate of
      1.00% of the  average  daily  net  assets  of the  Portfolio.  However,  the  investment adviser shall pay any expenses which exceed an annual rate,  including  management fees, of 1.50% of the average daily net assets of the Portfolio.

      Expenses  incurred by the Fund,  which are not fund  specific,  are  allocated  based on relative net assets or other appropriate allocation methods.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2000,  the  aggregate  cost of purchases  and proceeds from sales of  investment  securities  (excluding  all U.S.  Government  securities  and short-term  securities)  were  $37,345,759 and  $39,296,061,  respectively.  For the six months  ended  June 30,  2000,  there  were no  purchases  or  sales of U.S.  Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June  30,  2000,  the U.S.  Federal  income  tax  cost  basis  was  $88,675,725.  The
      Portfolio  had gross  appreciation  of  securities in which there was an excess of value over tax cost of  $27,264,713  and gross  depreciation  of securities in which there was an  excess of tax cost over  value of  $10,534,870,  resulting  in net  appreciation  of
      $16,729,843.



------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
JUNE 30, 2000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                      BOND
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                    PORTFOLIO
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Investments in securities, market value  (1)                               $     57,869,813
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Cash                                                                                 10,672
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Dividends and interest receivable                                                   962,114
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Subscriptions receivable                                                             12,712
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Receivable for investments sold                                                   1,310,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
           Total assets                                                              60,165,311
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Due to GW Capital Management                                                         28,823
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Redemptions payable                                                                  17,073
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Payable for investments purchased                                                 1,306,249
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
           Total liabilities                                                          1,352,145
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $     58,813,166
---------------------------------------------------------------------------------===============
---------------------------------------------------------------------------------===============

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Capital stock, $.10 par value                                              $      5,163,996
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Additional paid-in capital                                                       58,600,827
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Net unrealized depreciation on investments                                       (3,111,406)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Undistributed net investment income                                                  56,691
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Accumulated net realized loss on investments                                     (1,896,942)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $     58,813,166
---------------------------------------------------------------------------------===============
---------------------------------------------------------------------------------===============

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                          $         1.1389
---------------------------------------------------------------------------------===============
---------------------------------------------------------------------------------===============
(Offering and Redemption Price)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Authorized                                                                      200,000,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    Outstanding                                                                      51,639,957
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                        $     60,981,219
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                      BOND
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Interest                                                                           $       2,149,173
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Management fees                                                                              184,937
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           1,964,236
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net realized loss on investments                                                            (972,575)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on investments                                         795,366
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments                                      (177,209)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $       1,787,027
------------------------------------------------------------------------------------------================
------------------------------------------------------------------------------------------================

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDING DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                      BOND
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                       2000              1999
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                     UNAUDITED
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Net investment income                                        $     1,964,236   $     4,277,350
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments                             (972,575)           91,183
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Change in net unrealized depreciation on investments                 795,366        (4,625,826)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations    1,787,027          (257,293)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    From net investment income                                        (1,938,795)       (4,245,286)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                 10,224,022        10,835,072
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                      1,938,795         4,245,286
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Redemptions of shares                                            (23,453,531)      (16,422,013)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transa(11,290,714)       (1,341,655)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                          (11,442,482)       (5,844,234)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Beginning of period                                               70,255,648        76,099,882
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    End of period (1)                                            $    58,813,166   $    70,255,648
-------------------------------------------------------------------==============----==============-----
-------------------------------------------------------------------==============----==============-----

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
SHARES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Sold                                                               8,947,065         9,148,767
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                            1,704,930         3,646,051
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Redeemed                                                         (20,528,201)      (13,816,116)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Net increase (decrease)                                           (9,876,206)       (1,021,298)
-------------------------------------------------------------------==============----==============-----
-------------------------------------------------------------------==============----==============-----

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    (1) Including undistributed net investment income            $        56,691   $        31,250
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    See notes to financial statements.
--------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                              Six Months Ended   Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                  June 30, 2000  1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                  UNAUDITED
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Pe$iod 1.1421 $     1.2169 $     1.2119 $     1.2059 $     1.2301  $    1.1352
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net investment income                0.0386       0.0718       0.0740       0.0767       0.0745       0.0736
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (lo(0.0038)     (0.0753)      0.0050       0.0060      (0.0242)      0.0949
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Investment Operations                0.0348      (0.0035)      0.0790       0.0827       0.0503       0.1685
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
From net investment income          (0.0380)     (0.0713)     (0.0740)     (0.0767)     (0.0745)     (0.0736)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.0380)     (0.0713)     (0.0740)     (0.0767)     (0.0745)     (0.0736)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $    1.1389 $     1.1421 $     1.2169 $     1.2119 $     1.2059  $    1.2301
----------------------------------==========--===========--===========--===========--===========---==========
----------------------------------==========--===========--===========--===========--===========---==========

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return                          3.08%       (0.27%)       6.65%        7.07%        4.26%       15.21%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period       $ 58,813,166$ 70,255,648 $ 76,099,882 $ 70,283,703 $ 78,093,109  $ 80,025,099
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ratio of Expense to
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Average Net Assets                    0.60% *      0.60%        0.60%        0.60%        0.60%        0.60%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Average Net Assets                    6.38% *      6.03%        6.00%        6.22%        6.10%        6.16%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate              48.92%       67.43%       42.50%       90.81%      117.39%      191.58%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

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*Annualized
-------------------------------------------------------------------------------------------------------------
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                                                                                                   (Continued)
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MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JUNE 30, 2000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                 U.S. GOVERNMENT
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                   SECURITIES
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Investments in securities, market value  (1)                                $       76,368,900
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Cash                                                                                    11,155
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Dividends and interest receivable                                                      660,165
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Subscriptions receivable                                                               126,506
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Receivable for investments sold                                                      2,388,498
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
           Total assets                                                                 79,555,224
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Due to GW Capital Management                                                            37,533
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Redemptions payable                                                                    155,528
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Payable for investments purchased                                                    2,351,649
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
           Total liabilities                                                             2,544,710
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $       77,010,514
----------------------------------------------------------------------------------=================---
----------------------------------------------------------------------------------=================---

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Capital stock, $.10 par value                                               $        7,348,753
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Additional paid-in capital                                                          73,329,147
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net unrealized depreciation on investments                                          (1,376,841)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Undistributed net investment income                                                    151,704
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Accumulated net realized loss on investments                                        (2,442,249)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $       77,010,514
----------------------------------------------------------------------------------=================---
----------------------------------------------------------------------------------=================---

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                           $           1.0479
----------------------------------------------------------------------------------=================---
----------------------------------------------------------------------------------=================---
(Offering and Redemption Price)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Authorized                                                                         200,000,000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Outstanding                                                                         73,487,526
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                         $       77,745,741
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                 U.S. GOVERNMENT
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                   SECURITIES
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Interest                                                                                 $           2,569,277
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Management fees                                                                                        225,417
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                     2,343,860
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized loss on investments                                                                      (419,818)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on investments                                                   483,681
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments                                                  63,863
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $           2,407,723
------------------------------------------------------------------------------------------------====================---
------------------------------------------------------------------------------------------------====================---

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDING DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                 U.S. GOVERNMENT
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                              SECURITIES PORTFOLIO
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                          2000              1999
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                       UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net investment income                                           $    2,343,860    $     4,197,159
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments                               (419,818)           218,065
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Change in net unrealized depreciation on investments                   483,681         (4,301,787)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations      2,407,723            113,437
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    From net investment income                                          (2,292,891)        (4,122,117)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                   20,465,203         19,735,610
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                        2,292,891          4,122,117
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Redemptions of shares                                              (22,454,269)       (22,132,316)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions303,825          1,725,411
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                418,657         (2,283,269)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Beginning of period                                                 76,591,857         78,875,126
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    End of period (1)                                               $   77,010,514    $    76,591,857
----------------------------------------------------------------------=============-----==============
----------------------------------------------------------------------=============-----==============

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SHARES:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Sold                                                                19,552,858         18,353,435
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                              2,197,078          3,876,733
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Redeemed                                                           (21,492,161)       (20,387,391)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net increase (decrease)                                                257,775          1,842,777
----------------------------------------------------------------------=============-----==============
----------------------------------------------------------------------=============-----==============

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    (1) Including undistributed net investment income               $      151,704    $       100,735
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    See notes to financial statements.
------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                              Six Months Ended   Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                  June 30, 2000  1999         1998         1997        1996          1995
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                  UNAUDITED
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Pe$iod 1.0459  $    1.1049 $     1.0918 $     1.0738 $    1.1001  $     1.0138
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net investment income                0.0327       0.0630       0.0646       0.0707      0.0675        0.0723
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (los0.0013      (0.0600)      0.0126       0.0180     (0.0263)       0.0863
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Income From
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Investment Operations           0.0340       0.0030       0.0772       0.0887      0.0412        0.1586
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
From net investment income          (0.0320)     (0.0620)     (0.0641)     (0.0707)    (0.0675)      (0.0723)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.0320)     (0.0620)     (0.0641)     (0.0707)    (0.0675)      (0.0723)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $    1.0479  $    1.0459 $     1.1049 $     1.0918 $    1.0738  $     1.1001
----------------------------------==========---==========--===========--===========--==========---===========
----------------------------------==========---==========--===========--===========--==========---===========

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return                          3.29%        0.30%        7.24%        8.51%       3.92%        16.09%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period       $ 77,010,514 $ 76,591,857$ 78,875,126 $ 58,311,917 $ 64,077,863 $ 62,473,959
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ratio of Expense to
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Average Net Assets                    0.60% *      0.60%        0.60%        0.60%       0.60%         0.60%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Average Net Assets                    6.24% *      5.83%        5.91%        6.32%       6.22%         6.76%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate              21.51%       51.82%       56.64%       55.54%     145.02%       185.57%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
*Annualized
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                                  (Concluded)
-------------------------------------------------------------------------------------------------------------


                                   MAXIM SERIES FUND, INC.

                      Financial Statements and Financial Highlights for the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999


                                         (Section 5)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
----------------------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund,  Inc. (the Fund) is a Maryland  corporation  organized on December 7,
      1981 under the Investment  Company Act of 1940 (the 1940 Act) as an open-end  management investment  company and presently  consists of thirty-six  portfolios.  Interests in the
      Bond and U.S.  Government  Securities  Portfolios  (the  Portfolios) are included herein and are  represented  by  separate  classes  of  beneficial  interest  of the Fund.  The investment  objective  of each  portfolio  is: to seek maximum  total return  consistent with  preservation  of capital for the Bond  Portfolio  and to seek the highest level of return  consistent with  preservation of capital and substantial  credit  protection for the U.S.  Government  Securities  Portfolio.  The Portfolios are  diversified as defined in the  1940  Act.  The Fund is  available  only as an  investment  option  for  certain variable  annuity  contracts,  variable life policies and certain  qualified  retirement plans  issued by  Great-West  Life & Annuity  Insurance  Company  (the  Company) and New
      England Financial.

      The  preparation  of  financial   statements  in  conformity  with  generally   accepted
      accounting  principles  requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and  liabilities  and  disclosure  of  contingent assets  and  liabilities  at the  date of the  financial  statements  and  the  reported amounts of revenue and  expenses  during the  reporting  period.  Actual  results  could differ from those estimates.

      The following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance  with  generally  accepted  accounting  principles  in the  investment company industry:

      Security Valuation

      Short-term and money market  securities are valued at amortized cost which  approximates market  value.  Equity  securities  listed on an  established  exchange or on the NASDAQ
      National  Market  System are valued at the last sale price as of the close of  business.
      Fixed income and other securities are valued by independent  pricing  services  approved by the Board of  Directors.  Securities  for which  market  quotations  are not  readily available  are  valued  at fair  value as  determined  in good  faith  by or  under  the direction of the Board of Directors.

      Investments  in  securities  of  governmental  agencies  may only be  guaranteed  by the respective  agency's  limited  authority to borrow from the U.S.  Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted Securities

      The Bond  Portfolio may own certain  investment  securities  which are  restricted as to resale under Rule 144A of the  Securities  Act of 1933.  These  securities may be resold in transactions exempt from registration,  normally to qualified  institutional  buyers.
      These  securities  are  valued  after  giving due  consideration  to  pertinent  factors
      including  recent  private  sales,   market  conditions,   and  the  issuer's  financial
      performance.  Aggregate cost,  fair value and percent of net assets of these  restricted
      securities   held  at  June  30,  2000  were   $14,682,624,   $12,809,506   and  21.78%,
      respectively.



      Interest Rate Swap Agreements

      The Bond  Portfolio  has entered into an interest  rate swap  agreement to mitigate call risk on the  underlying  investment.  This  agreement  involves  the exchange of amounts based on a fixed  interest  rate for amounts based on variable  interest  rates over the life of the  agreement  without the exchange of the  underlying  face  amount.  Interest rate  differentials  paid  or  received  under  this  agreement  are  recognized  as  an adjustment to interest  expense.  Gains and losses on  terminated  swap  agreements  are amortized over the original life of the agreements as adjustments to interest expense.

      Option Writing

      The Bond  Portfolio  has written  call  options in which an amount  equal to the premium received by the Bond Portfolio is recorded as a liability and is  subsequently  adjusted to the  current  fair  value of the  option  written.  Premiums  received  from  writing options that expire  unexercised  are treated by the Bond  Portfolio  on the  expiration date as realized  gains from  investments.  The  difference  between the premium and the
      amount  paid  on  effecting  a  closing  purchase   transaction,   including   brokerage
      commissions,  is also  treated as a realized  gain,  or if the  premium is less than the amount  paid  for the  closing  purchase  transaction,  as a  realized  loss.  If a call option  is  exercised,  the  premium  is  added  to the  proceeds  from  the sale of the underlying  security in  determining  whether the Bond  Portfolio has realized a gain or loss.  The Bond  Portfolio as writer of an option  bears  market risk of an  unfavorable change in the price of the security underlying the written option.

      Dividends

      Dividends  from  net  investment   income  of  the  Portfolios  are  declared  and  paid
      quarterly.  Income  dividends are  reinvested  in additional  shares at net asset value.
      Dividends from capital gains of the  Portfolios,  if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security  transactions  are  accounted for on the date the security is purchased or sold
      (trade date).  The cost of investments sold is determined on a specific lot selection.

      Dividend  income for the Portfolios is accrued as of the  ex-dividend  date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal  income tax purposes,  each  Portfolio of the Fund  qualifies as a regulated investment  company under the  provisions of the Internal  Revenue Code by  distributing substantially  all of its taxable net income  (both  ordinary  and capital  gain) to its
      shareholders   and  complying   with  other   requirements   for  regulated   investment
      companies.  Accordingly,  no provision  for federal  income taxes has been made. At June
      30, 2000, the Bond and U.S. Government  Securities  Portfolios had available for federal
      income  tax  purposes   unused  capital  loss  carryovers  of  $924,367  and  $2,022,431 respectively, which expire between 2002 and 2004.

      Classification of Distributions to Shareholders

      The character of  distributions  made during the year from net investment  income or net realized  gains are  determined  in  accordance  with  income tax  regulations  that may differ from generally accepted  accounting  principles.  These differences are primarily due to  differing  treatments  of  deferral  of wash  sales,  net  operating  losses and capital  loss  carryforwards.  Also,  due to the timing of dividend  distributions,  the fiscal year in which  amounts are  distributed  may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.



2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment  advisory agreement with GW Capital  Management,
      LLC, a  wholly-owned  subsidiary  of the Company.  As  compensation  for its services to the Fund, the investment  advisor  receives  monthly  compensation at the annual rate of
      .60%  of  the  average  daily  net  assets  of  the   Portfolios.   The  management  fee
      encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2000,  the  aggregate  cost of purchases  and proceeds from sales of  investment  securities  (excluding  all U.S.  Government  securities  and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Bond Portfolio                                         $                 $    34,650,826
                                                                   19,836,570
     U.S. Government Securities Portfolio                                           5,902,766
                                                                    5,897,234


      For the six months ended June 30, 2000,  the  aggregate  cost of purchases  and proceeds from sales of U.S. Government securities were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Bond Portfolio                                         $      9,547,963  $     8,495,879
     U.S. Government Securities Portfolio                          9,903,370       10,374,529

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments  and the  composition of unrealized  appreciation  and depreciation  of investment  securities  for federal  income tax purposes as of June 30,
      2000, were as follows:

                              Cost For
                               Income                                                 Net
                                 Tax             Gross             Gross          Unrealized
                              Purposes       Appreciation      Depreciation      Depreciation
                             ------------    --------------    --------------    --------------

     Bond Portfolio       $               $         3,500   $                 $
                               60,981,219                          (3,114,906)      (3,111,406)
     U.S. Government
        Securities                               497,805
        Portfolio              77,820,227                          (1,949,132)      (1,451,327)

5.      INTEREST RATE SWAP AGREEMENT

      As of June 30,  2000,  the Bond  Portfolio  had an  interest  rate swap  agreement  with
      Morgan  Stanley  Dean  Witter Co. with a net face  amount of  $2,000,000  and a maturity date of February  15, 2002.  The  Portfolio  is  receiving a floating  interest  rate of
      LIBOR plus 1.75% equal to 8.47% at June 30, 2000,  and is paying a fixed  interest  rate of 3.00%.

6.

CALL OPTIONS WRITTEN

      As of June  30,  2000,  covered  call  options  written  by the Bond  Portfolio  were as follows:


                     Number                                           Strike Price
                       Of        Notional                                as of
                     Options      Amount            Security          June 30, 2000   Expiration
                     --------    ----------    -------------------    ------------   -------------

      Bond             2,000  $  2,000,000     CUC International   $    100.287       2/15/2002
     Portfolio                                 Inc,
                                                  3.000%,
                                               2/15/2002

-----------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JUNE 30, 2000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                      BOND
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                      INDEX
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                    PORTFOLIO
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
ASSETS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                         $  130,536,906
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Cash                                                                         12,062
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Dividends and interest receivable                                         1,835,836
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Subscriptions receivable                                                    477,817
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Receivable for investments sold                                           1,245,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Total assets                                                            134,107,621
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Due to GW Capital Management                                                 54,353
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Redemptions payable                                                       1,028,919
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Payable for investments purchased                                           692,602
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Total liabilities                                                         1,775,874
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS                                                                $  132,331,747
----------------------------------------------------------------------------=============
----------------------------------------------------------------------------=============

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                        $   10,694,856
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Additional paid-in capital                                              126,614,109
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Net unrealized depreciation on investments                               (1,585,585)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Undistributed net investment income                                          75,766
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Accumulated net realized loss on investments                             (3,467,399)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS                                                                $  132,331,747
----------------------------------------------------------------------------=============
----------------------------------------------------------------------------=============

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                     $       1.2373
----------------------------------------------------------------------------=============
----------------------------------------------------------------------------=============
(Offering and Redemption Price)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Authorized                                                              200,000,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Outstanding                                                             106,948,559
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                   $  132,122,491
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
UNAUDITED
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                      BOND
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                      INDEX
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                    PORTFOLIO
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Interest                                                                $     4,291,379
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Management fees                                                                 324,951
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                             3,966,428
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Net realized loss on investments                                               (307,326)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Change in net unrealized depreciation on investments                          1,269,384
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments                          962,058
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $     4,928,486
------------------------------------------------------------------------------==============
------------------------------------------------------------------------------==============

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                   BOND INDEX
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                    PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                                   2000         1999
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                                UNAUDITED
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Net investment income                                     $  3,966,428 $  7,195,765
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Net realized gain (loss) on investments                       (307,326)  (2,180,975)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Change in net unrealized depreciation on investments         1,269,384   (5,385,762)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operatio4,928,486     (370,972)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    From net investment income                                  (3,915,762)  (7,171,790)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    From net realized gains                                              0            0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Total distributions                                         (3,915,762)  (7,171,790)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Net proceeds from sales of shares                           54,150,941   19,979,731
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Reinvestment of distributions                                3,915,762    7,171,790
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Redemptions of shares                                       (60,232,363) (16,560,974)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share t(2,165,660)  10,590,547
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                     (1,152,936)   3,047,785
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Beginning of period                                         133,484,683  130,436,898
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    End of period  (1)                                        $ 132,331,747$ 133,484,683
----------------------------------------------------------------===========--===========
----------------------------------------------------------------===========--===========

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
OTHER INFORMATION:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
SHARES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Sold                                                        43,879,605   15,695,770
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                      3,178,559    5,732,875
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Redeemed                                                    (48,845,965) (12,954,708)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Net increase (decrease)                                     (1,787,801)   8,473,937
----------------------------------------------------------------===========--===========
----------------------------------------------------------------===========--===========

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1) Including undistributed net investment income             $     75,766 $     25,100
----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
BOND INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                               Six Months Ended  Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                 June 30, 2000   1999          1998           1997          1996         1995
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                 UNAUDITED
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of P$riod 1.2276 $      1.3010 $      1.2856  $     1.2774  $     1.3161 $     1.2019
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net investment income                0.0377        0.0695        0.0737        0.0769        0.0777       0.0794
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (los0.0092       (0.0736)       0.0154        0.0081       (0.0387)      0.1164
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Investment Operations           0.0469       (0.0041)       0.0891        0.0850        0.0390       0.1958
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
From net investment income          (0.0372)      (0.0693)      (0.0737)      (0.0768)      (0.0777)     (0.0816)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.0372)      (0.0693)      (0.0737)      (0.0768)      (0.0777)     (0.0816)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $     1.2373 $      1.2276 $      1.3010  $     1.2856  $     1.2774 $     1.3161
---------------------------------===========--============--============---===========---===========--===========
---------------------------------===========--============--============---===========---===========--===========

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return                          3.85%        (0.31%)        7.08%         6.85%         3.14%       16.71%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period      $ 132,331,747$ 133,484,683 $ 130,436,898  $ 114,875,960 $ 100,722,152$ 95,210,404
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratio of Expense to
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Average Net Assets                    0.50% *       0.56%         0.60%         0.60%         0.60%        0.60%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Average Net Assets                    6.10% *       5.56%         5.69%         6.02%         6.08%        6.30%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate               9.63%       127.95%        59.84%       140.35%       118.50%      159.21%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Annualized
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                      (Continued)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JUNE 30, 2000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                   SHORT-TERM
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                    MATURITY
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                      BOND
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                    PORTFOLIO
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
ASSETS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                         $  141,690,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Cash                                                                         14,486
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Dividends and interest receivable                                         2,368,026
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Subscriptions receivable                                                    662,510
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Receivable for investments sold                                           6,926,555
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Total assets                                                            151,661,577
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Due to GW Capital Management                                                 70,362
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Redemptions payable                                                         521,857
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Payable for investments purchased                                         6,281,391
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Total liabilities                                                         6,873,610
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS                                                                $  144,787,967
----------------------------------------------------------------------------=============
----------------------------------------------------------------------------=============

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                        $   14,538,920
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Additional paid-in capital                                              132,654,993
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Net unrealized depreciation on investments                               (2,063,304)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Undistributed net investment income                                         209,180
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Accumulated net realized loss on investments                               (551,822)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS                                                                $  144,787,967
----------------------------------------------------------------------------=============
----------------------------------------------------------------------------=============

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                     $       0.9959
----------------------------------------------------------------------------=============
----------------------------------------------------------------------------=============
(Offering and Redemption Price)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Authorized                                                              200,000,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Outstanding                                                             145,389,198
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                   $  143,753,304
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                   SHORT-TERM
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                    MATURITY
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                      BOND
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                    PORTFOLIO
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Interest                                                                   $     4,411,281
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Management fees                                                                    415,478
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                3,995,803
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Net realized loss on investments                                                  (435,549)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Change in net unrealized depreciation on investments                              (611,750)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments                          (1,047,299)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $     2,948,504
---------------------------------------------------------------------------------==============
---------------------------------------------------------------------------------==============

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                   SHORT-TERM
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                  MATURITY BOND
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                    PORTFOLIO
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                              2000            1999
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                           UNAUDITED
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
OPERATIONS:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Net investment income                                $  3,995,803    $   6,569,907
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Net realized gain (loss) on investments                  (435,549)        (108,703)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Change in net unrealized depreciation on investments     (611,750)      (2,315,187)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from ope2,948,504        4,146,017
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    From net investment income                             (3,865,658)      (6,527,337)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    From net realized gains                                         0          (33,580)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Total distributions                                    (3,865,658)      (6,560,917)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Net proceeds from sales of shares                      62,311,185       32,510,344
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Reinvestment of distributions                           3,865,658        6,560,917
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Redemptions of shares                                  (58,392,194)     (9,652,980)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from sha7,784,649ctions 29,418,281
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                 6,867,495       27,003,381
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Beginning of period                                    137,920,472     110,917,091
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    End of period  (1)                                   $ 144,787,967   $ 137,920,472
-----------------------------------------------------------===========-----============
-----------------------------------------------------------===========-----============

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
OTHER INFORMATION:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
SHARES:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Sold                                                   62,078,416       31,924,776
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                 3,877,405        6,511,646
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Redeemed                                               (58,203,288)     (9,503,032)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Net increase (decrease)                                 7,752,533       28,933,390
-----------------------------------------------------------===========-----============
-----------------------------------------------------------===========-----============

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
(1) Including undistributed net investment income        $    209,180    $      79,035
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
SHORT-TERM MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997, 1996 and the period ended December 31, 1995 are as follows:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                               Six Months Ended  Year Ended December 31,
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 June 30, 2000    1999           1998          1997         1996         1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                  UNAUDITED
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                                         (A)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of P$riod  1.0021 $      1.0204 $       1.0134 $     1.0065 $     1.0092 $     1.0000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net investment income                 0.0283        0.0520         0.0546       0.0534       0.0489       0.0194
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (los(0.0070)      (0.0183)        0.0087       0.0070      (0.0027)      0.0105
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Income From
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Investment Operations            0.0213        0.0337         0.0633       0.0604       0.0462       0.0299
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
From net investment income           (0.0275)      (0.0517)       (0.0543)     (0.0534)     (0.0489)     (0.0207)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
From net realized gains               0.0000       (0.0003)       (0.0020)     (0.0001)      0.0000       0.0000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Distributions                  (0.0275)      (0.0520)       (0.0563)     (0.0535)     (0.0489)     (0.0207)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $      0.9959 $      1.0021 $       1.0204 $     1.0134 $     1.0065 $     1.0092
---------------------------------============--============--=============--===========--===========--===========-
---------------------------------============--============--=============--===========--===========--===========-

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return                           2.14%         3.37%          6.36%        6.14%        4.70%        3.02%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period      $ 144,787,967 $ 137,920,472 $  110,917,091 $ 78,367,545 $ 39,503,114 $ 15,618,670
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratio of Expense to
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Average Net Assets                     0.60% *       0.60%          0.60%        0.60%        0.60%        0.53%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Average Net Assets                     5.77% *       5.29%          5.45%        5.47%        5.15%        4.61%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate               20.89%        45.60%         37.33%       84.59%       51.71%       97.87%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
*Annualized
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on August 1, 1995.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                                      (Continued)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JUNE 30, 2000
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
UNAUDITED
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                      U.S.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                   GOVERNMENT
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                    MORTGAGE
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                   SECURITIES
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                    PORTFOLIO
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
ASSETS:
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                         $    175,288,485
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Cash                                                                           12,224
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Dividends and interest receivable                                           1,372,150
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Subscriptions receivable                                                      890,307
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Receivable for investments sold                                             2,330,393
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Total assets                                                              179,893,559
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                   86,664
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Redemptions payable                                                           814,871
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Payable for investments purchased                                           2,364,641
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Total liabilities                                                           3,266,176
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
NET ASSETS                                                                $    176,627,383
----------------------------------------------------------------------------===============
----------------------------------------------------------------------------===============

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                        $     15,677,615
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Additional paid-in capital                                                167,498,067
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Net unrealized depreciation on investments                                 (4,393,630)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Undistributed net investment income                                           209,466
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Accumulated net realized loss on investments                               (2,364,135)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
NET ASSETS                                                                $    176,627,383
----------------------------------------------------------------------------===============
----------------------------------------------------------------------------===============

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                     $         1.1266
----------------------------------------------------------------------------===============
----------------------------------------------------------------------------===============
(Offering and Redemption Price)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Authorized                                                                300,000,000
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Outstanding                                                               156,776,147
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                   $    179,682,115
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                      U.S.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                   GOVERNMENT
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                    MORTGAGE
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                   SECURITIES
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                    PORTFOLIO
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
    Interest                                                                  $     6,021,112
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
    Management fees                                                                   524,517
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               5,496,595
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
    Net realized loss on investments                                                 (790,018)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
    Change in net unrealized depreciation on investments                              946,225
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments                            156,207
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $     5,652,802
--------------------------------------------------------------------------------==============
--------------------------------------------------------------------------------==============

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                 U.S. GOVERNMENT
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                               MORTGAGE SECURITIES
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                    PORTFOLIO
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                 2000            1999
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                              UNAUDITED
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Net investment income                                   $  5,496,595    $ 10,891,167
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Net realized gain (loss) on investments                     (790,018)        712,364
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Change in net unrealized depreciation on investments         946,225      (10,665,482)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operat5,652,802         938,049
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    From net investment income                                (5,415,950)     (10,799,091)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    From net realized gains                                            0               0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Total distributions                                       (5,415,950)     (10,799,091)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Net proceeds from sales of shares                         69,678,961      24,329,564
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Reinvestment of distributions                              5,415,950      10,799,091
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Redemptions of shares                                     (81,881,987)    (34,392,283)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share(6,787,076)ns      736,372
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                   (6,550,224)     (9,124,670)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Beginning of period                                       183,177,607     192,302,277
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    End of period  (1)                                      $ 176,627,383   $ 183,177,607
--------------------------------------------------------------===========-----===========
--------------------------------------------------------------===========-----===========

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
OTHER INFORMATION:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
SHARES:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Sold                                                      61,913,491      20,844,366
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                    4,829,796       9,439,676
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Redeemed                                                  (72,791,217)    (29,568,805)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Net increase (decrease)                                   (6,047,930)        715,237
--------------------------------------------------------------===========-----===========
--------------------------------------------------------------===========-----===========

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
(1) Including undistributed net investment income           $    209,466    $    128,821
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                Six Months Ended  Year Ended December 31,
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                 June 30, 2000   1999          1998         1997          1996          1995
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                 CONTINUED
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of P$riod 1.1250 $      1.1863 $     1.1743 $      1.1519 $      1.1786 $     1.0917
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Income from Investment Operations
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net investment income                0.0356        0.0676       0.0700        0.0745        0.0751       0.0781
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (los0.0011       (0.0619)      0.0118        0.0224       (0.0267)      0.0869
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Income From
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Investment Operations           0.0367        0.0057       0.0818        0.0969        0.0484       0.1650
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Less Distributions
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
From net investment income          (0.0351)      (0.0670)     (0.0698)      (0.0745)      (0.0751)     (0.0781)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.0351)      (0.0670)     (0.0698)      (0.0745)      (0.0751)     (0.0781)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $     1.1266 $      1.1250 $     1.1863 $      1.1743 $      1.1519 $     1.1786
---------------------------------===========--============--===========--============--============--===========
---------------------------------===========--============--===========--============--============--===========

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Return                          3.30%         0.51%        7.12%         8.64%         4.29%       15.55%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period      $ 176,627,383$ 183,177,607 $ 192,302,277$ 162,184,386 $ 138,465,908 $ 129,549,680
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Ratio of Expense to
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Average Net Assets                    0.60% *       0.60%        0.60%         0.60%         0.60%        0.60%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Average Net Assets                    6.29% *       5.86%        5.98%         6.44%         6.51%        6.84%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate              18.92%        46.74%      108.19%        34.01%        94.63%      188.04%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
*Annualized
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                                                                                     (Concluded)
----------------------------------------------------------------------------------------------------------------

                                   MAXIM SERIES FUND, INC.

                      Financial Statements and Financial Highlights for the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999

                                         (Section 6)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
----------------------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund,  Inc. (the Fund) is a Maryland  corporation  organized on December 7,
      1981 under the Investment  Company Act of 1940 (the 1940 Act) as an open-end  management investment  company and presently  consists of thirty-six  portfolios.  Interests in the
      Bond  Index,   Short-Term   Maturity  Bond  and  U.S.   Government  Mortgage  Securities
      Portfolios  (the  Portfolios)  are  included  herein  and are  represented  by  separate classes of beneficial  interest of the Fund. The investment  objective of each Portfolio is: to seek  investment  results  that  track the  total  return of the debt  securities that  comprise the Lehman  Aggregate  Bond Index for the Bond Index  Portfolio;  to seek maximum total return that is consistent  with  preservation of capital and liquidity for the  Short-Term  Maturity  Bond  Portfolio;  and to seek the  highest  level  of  return consistent with  preservation of capital and substantial  credit protection for the U.S.
      Government  Mortgage Securities  Portfolio.  The Bond Index Portfolio is diversified and the Short-Term  Maturity Bond and U.S.  Government  Mortgage  Securities  Portfolios are
      nondiversified  as  defined  in  the  1940  Act.  The  Fund  is  available  only  as  an investment  option for certain  variable annuity  contracts,  variable life policies and certain  qualified  retirement  plans  issued by  Great-West  Life &  Annuity  Insurance
      Company (the Company) and New England Financial.

      The  preparation  of  financial   statements  in  conformity  with  generally   accepted
      accounting  principles  requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and  liabilities  and  disclosure  of  contingent assets  and  liabilities  at the  date of the  financial  statements  and  the  reported amounts of revenue and  expenses  during the  reporting  period.  Actual  results  could differ from those estimates.

      The following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance  with  generally  accepted  accounting  principles  in the  investment company industry:

      Security Valuation

      Short-term and money market  securities are valued at amortized cost which  approximates market  value.  Equity  securities  listed on an  established  exchange or on the NASDAQ
      National  Market  System are valued at the last sale price as of the close of  business.
      Fixed income and other securities are valued by independent  pricing  services  approved by the Board of  Directors.  Securities  for which  market  quotations  are not  readily available  are  valued  at fair  value as  determined  in good  faith  by or  under  the direction of the Board of Directors.

      Investments  in  securities  of  governmental  agencies  may only be  guaranteed  by the respective  agency's  limited  authority to borrow from the U.S.  Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted Securities

      The Short-Term  Maturity Bond Portfolio may own certain investment  securities which are restricted  as to  resale  under  Rule  144A  of  the  Securities  Act  of  1933.  These
      securities  may  be  resold  in  transactions  exempt  from  registration,  normally  to
      qualified   institutional   buyers.   These  securities  are  valued  after  giving  due
      consideration to pertinent  factors including recent private sales,  market  conditions, and the issuer's  financial  performance.  Aggregate cost, fair value and percent of net
      assets  of  these  restricted   securities  held  at  June  30,  2000  were  $3,056,922,
      $3,004,290 and 2.07%, respectively.


      Interest Rate Swap Agreements

      The  Short-Term  Maturity  Bond  Portfolio  has  entered  into  an  interest  rate  swap agreement to mitigate call risk on the underlying  investment.  This agreement  involves the exchange of amounts  based on a fixed  interest  rate for amounts  based on variable interest  rates over the life of the  agreement  without the exchange of the  underlying face amount.  Interest  rate  differentials  paid or received  under this  agreement are recognized  as an adjustment to interest  expense.  Gains and losses on terminated  swap agreements  are amortized  over the original life of the  agreements as  adjustments  to interest expense.

      Option Writing

      The  Short-Term  Maturity  Bond  Portfolio  has written  call options in which an amount equal to the premium  received by the Short-Term  Maturity Bond Portfolio is recorded as a  liability  and is  subsequently  adjusted  to the  current  fair  value of the option written.  Premiums  received from writing  options that expire  unexercised  are treated by the  Short-Term  Maturity Bond  Portfolio on the  expiration  date as realized  gains from  investments.  The difference  between the premium and the amount paid on effecting a closing purchase transaction,  including brokerage  commissions,  is also treated as a realized  gain, or if the premium is less than the amount paid for the closing  purchase transaction,  as a realized  loss. If a call option is  exercised,  the premium is added to the proceeds  from the sale of the  underlying  security in  determining  whether the
      Short-Term  Maturity  Bond  Portfolio  has  realized  a gain  or  loss.  The  Short-Term
      Maturity  Bond  Portfolio  as writer of an option  bears  market risk of an  unfavorable change in the price of the security underlying the written option.

      Dividends

      Dividends from net  investment  income of the Bond Index,  Short-Term  Maturity Bond and
      U.S. Government Mortgage Securities  Portfolios are declared and paid quarterly.  Income dividends  are  reinvested  in  additional  shares at net asset  value.  Dividends  from capital gains of the  Portfolios,  if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security  transactions  are  accounted for on the date the security is purchased or sold
      (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend  income for the Portfolios is accrued as of the  ex-dividend  date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal  income tax purposes,  each  Portfolio of the Fund  qualifies as a regulated investment  company under the  provisions of the Internal  Revenue Code by  distributing substantially  all of its taxable net income  (both  ordinary  and capital  gain) to its
      shareholders   and  complying   with  other   requirements   for  regulated   investment
      companies.  Accordingly,  no provision  for federal  income taxes has been made. At June
      30,  2000,  the Bond  Index,  Short-Term  Maturity  Bond and  U.S.  Government  Mortgage
      Securities  Portfolios  had available  for federal  income tax purposes  unused  capital loss  carryovers of  $3,127,342,  $105,824 and  $1,564,449,  respectively,  which expire between 2002 and 2007.


      Classification of Distributions to Shareholders

      The character of  distributions  made during the year from net investment  income or net realized  gains are  determined  in  accordance  with  income tax  regulations  that may differ from generally accepted  accounting  principles.  These differences are primarily due to  differing  treatments  of  deferral  of wash  sales,  net  operating  losses and capital  loss  carryforwards.  Also,  due to the timing of dividend  distributions,  the fiscal year in which  amounts are  distributed  may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment  advisory agreement with GW Capital  Management,
      LLC, a  wholly-owned  subsidiary  of the Company.  As  compensation  for its services to the Fund, the investment  advisor  receives  monthly  compensation at the annual rate of
      .50% of the  average  daily  net  assets  of the Bond  Index  Portfolio  and .60% of the average daily net assets of the Short-Term  Maturity Bond and U.S.  Government  Mortgage
      Securities Portfolios. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2000,  the  aggregate  cost of purchases  and proceeds from sales of  investment  securities  (excluding  all U.S.  Government  securities  and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Bond Index Portfolio                                   $                 $
                                                                  6,281,545         5,208,362
     Short-Term Maturity Bond Portfolio                           17,176,610        14,110,000
     U.S. Government Mortgage Securities Portfolio                                   7,203,375
                                                                  7,196,625

      For the six months ended June 30, 2000,  the  aggregate  cost of purchases  and proceeds from sales of U.S. Government securities were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Bond Index Portfolio                                   $                 $      8,534,732
                                                                  6,051,352
     Short-Term Maturity Bond Portfolio                           12,967,370        14,072,785
     U.S. Government Mortgage Securities Portfolio                25,598,396        29,946,487

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments  and the  composition of unrealized  appreciation  and depreciation  of investment  securities  for federal  income tax purposes as of June 30,
      2000, were as follows:

                               Cost For
                                Income                                                 Net
                                 Tax              Gross             Gross          Unrealized
                               Purposes       Appreciation      Depreciation      Depreciation
                             -------------    --------------    --------------    --------------

     Bond Index Portfolio  $  132,155,222  $       310,132   $                 $
                                                                   (1,928,448)       (1,618,316)
     Short-Term Maturity
        Bond Portfolio        143,753,304           84,057
                                                                   (2,147,361)       (2,063,304)
     U.S. Government
        Mortgage
        Securities            179,682,115          805,406
        Portfolio                                                  (5,199,036)       (4,393,630)
5.      INTEREST RATE SWAP AGREEMENTS

      As of June 30, 2000, the Short-Term  Maturity Bond Portfolio had the following  interest rate swap agreements with Morgan Stanley Dean Witter Co.:

                                                             Floating Interest        Fixed
                                                                                     Interest
                                 Face           Maturity       Rate Received       Rate Paying
                                                  Date
                             -------------    -----------    -------------------   -------------

     Short-Term Maturity      $3,000,000       02/15/02        LIBOR plus 1.75%        3.00%
        Bond Portfolio                                          equal to 8.47%
                              $2,500,000       10/15/02       LIBOR plus 1.65%         5.00%
                                                               equal to 7.93%




5.      CALL OPTIONS WRITTEN

      As of June 30, 2000,  covered  call  options  written by the  Short-Term  Maturity  Bond
      Portfolio were as follows:

                                                                         Strike
                                                                         Price
                     Number                                               as of
                       Of        Notional                                June 30,
                     Options      Amount             Security              2000       Expiration
                     --------    ----------    ----------------------    ---------    ---------

      Short-Term
     Maturity Bond     7,000  $  7,000,000     Anadarko Petroleum     $      45.431
     Portfolio                                 Corp,                                   3/7/2003
                                                  Zero Coupon,
                                               3/7/2020
                       3,000     3,000,000     CUC International          100.287      2/15/2002
                                               Inc,
                                                  3.000%, 2/15/2002
                       2,500     2,500,000     Magna International        100.000     10/15/2002
                                               Inc.
                                                  5.000%, 10/15/2002


--------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JUNE 30, 2000

UNAUDITED
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 INVESCO
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 BALANCED
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                                        $          204,141,935
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Cash                                                                                                                12,917
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                                                1,031,107
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                                            67,285
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                                                 10,214,544
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                                            215,467,788
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                                                       153,168
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                                                 45,892
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                                               16,625,762
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                                                                        16,824,822
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                               $          198,642,966
-----------------------------------------------------------------------------------------------------------=====================
-----------------------------------------------------------------------------------------------------------=====================

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                                       $           14,035,932
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                                                     158,902,340
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) on investments and translation of assets
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        and liabilities denominated in foreign currencies                                                            16,350,273
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Undistributed net investment income                                                                                  8,117
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments                                                                     9,346,304
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                               $          198,642,966
-----------------------------------------------------------------------------------------------------------=====================
-----------------------------------------------------------------------------------------------------------=====================

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                                    $               1.4152
-----------------------------------------------------------------------------------------------------------=====================
-----------------------------------------------------------------------------------------------------------=====================
(Offering and Redemption Price)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Authorized                                                                                                     200,000,000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
     Outstanding                                                                                                    140,359,319
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                                                  $          187,791,662
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                INVESCO
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                BALANCED
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Interest                                                                                           $          1,926,688
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Dividends                                                                                                       473,284
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Foreign withholding tax                                                                                          (1,157)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Total income                                                                                                  2,398,815
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Audit fees
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Investment administration
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Bank and custodial fees
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Other expenses
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Management fees                                                                                                 850,500
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                                                                  850,500
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Less amount reimbursed by GW Capital Management
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                                                    850,500
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            0
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                               1,548,315
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Net realized gain on investments                                                                              5,841,441
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation (depreciation) on investments                                          (5,919,072)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized depreciation on translation of assets and liabilities
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      denominated in foreign currencies                                                                                (4,894)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      Net change in realized and unrealized loss on investments and translation of
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      assets and liabilities denominated in foreign currencies                                                        (82,525)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          $          1,465,790
-----------------------------------------------------------------------------------------------------------===================
-----------------------------------------------------------------------------------------------------------===================

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                               INVESCO BALANCED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                          2000                  1999
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                       UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                       $        1,548,315    $        3,511,199
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Net realized gain on investments                                                     5,841,441            27,419,339
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation (depreciation) on investments                 (5,919,072)           (1,951,024)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized depreciation on translation of assets and
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      liabilities denominated in foreign currencies                                           (4,894)                    0
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations                      1,465,790            28,979,514
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      From net investment income                                                          (1,527,934)           (3,527,947)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      From net realized gains                                                                      0           (26,286,865)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Total distributions                                                                 (1,527,934)          (29,814,812)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Net proceeds from sales of shares                                                   86,398,673            35,727,234
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Reinvestment of distributions                                                        1,527,934            29,814,812
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Redemptions of shares                                                              (57,879,389)          (71,686,636)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from share transactions             30,047,218            (6,144,590)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                             29,985,074            (6,979,888)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                                168,657,892           175,637,780
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      End of period (1)                                                           $      198,642,966    $      168,657,892
------------------------------------------------------------------------------------=================-----=================
------------------------------------------------------------------------------------=================-----=================

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
SHARES:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Sold                                                                                61,354,577            23,845,221
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Issued in reinvestment of distributions                                              1,087,468            21,088,347
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Redeemed                                                                           (41,211,528)          (46,039,823)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                                                             21,230,517            (1,106,255)
------------------------------------------------------------------------------------=================-----=================
------------------------------------------------------------------------------------=================-----=================

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income               $            8,117    $          (12,264)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INVESCO BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000, the years ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999, 1998, 1997, and the period ended December 31, 1996 are as follows:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              Six Months Ended Period Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              June 30, 2000        1999              1998               1997             1996
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (A)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $        1.4158  $        1.4608  $          1.2588  $         1.0408  $       1.0000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.0112           0.0271             0.0289            0.0187          0.0052
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)             (0.0008)          0.2086             0.2020            0.2518          0.0420
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations              0.0104           0.2357             0.2309            0.2705          0.0472
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                          (0.0110)         (0.0272)           (0.0289)          (0.0187)        (0.0052)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains                              0.0000          (0.2535)                             (0.0338)        (0.0012)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.0110)         (0.2807)           (0.0289)          (0.0525)        (0.0064)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $        1.4152  $        1.4158  $          1.4608  $         1.2588  $       1.0408
----------------------------------------------==============---==============---================---===============---=============--
----------------------------------------------==============---==============---================---===============---=============--

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                          0.74%           16.74%             18.42%            26.10%           4.60%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                   $   198,642,966  $   168,657,892  $     175,637,780  $    127,072,586  $   15,987,166
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets               1.00% *          1.00%              1.00%             1.00%           1.00% *
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                                    1.82% *          1.94%              2.18%             2.77%           2.84% *
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              61.72%          119.39%            119.95%           150.57%          17.14%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Annualized
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on October 1, 1996.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       (Continued)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JUNE 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    T. ROWE PRICE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    EQUITY/INCOME
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                                              $        153,679,937
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Cash                                                                                                                    26,555
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                                                      386,436
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                                                46,477
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                                                      7,221,105
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                                                161,360,510
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                                                           121,211
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                                                    166,522
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                                                    6,738,136
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                                                                             7,025,869
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                     $        154,334,641
---------------------------------------------------------------------------------------------------------------=====================
---------------------------------------------------------------------------------------------------------------=====================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                                             $          9,701,804
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                                                         138,406,503
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) on investments and translation of assets
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        and liabilities denominated in foreign currencies                                                                (6,723,599)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Undistributed net investment income                                                                                     15,115
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments                                                                        12,934,818
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                     $        154,334,641
---------------------------------------------------------------------------------------------------------------=====================
---------------------------------------------------------------------------------------------------------------=====================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                                          $             1.5908
---------------------------------------------------------------------------------------------------------------=====================
---------------------------------------------------------------------------------------------------------------=====================
(Offering and Redemption Price)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Authorized                                                                                                         200,000,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Outstanding                                                                                                         97,018,042
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                                                        $        160,403,536
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          T. ROWE PRICE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          EQUITY/INCOME
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Interest                                                                                        $            177,150
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Dividends                                                                                                  2,351,370
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Foreign withholding tax                                                                                      (17,938)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Total income                                                                                               2,510,582
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Audit fees                                                                                                     4,550
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Investment administration                                                                                     51,907
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Bank and custodial fees                                                                                       13,327
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Other expenses                                                                                                21,274
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Management fees                                                                                              649,783
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                                                               740,841
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Less amount reimbursed by GW Capital Management                                                               10,441
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                                                 730,400
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                            1,780,182
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Net realized gain on investments                                                                           8,632,860
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation (depreciation) on investments                                      (16,771,770)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized depreciation on translation of assets and liabilities
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      denominated in foreign currencies                                                                            (12,465)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Net change in realized and unrealized loss on investments and translation of
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      assets and liabilities denominated in foreign currencies                                                  (8,151,375)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       $         (6,371,193)
--------------------------------------------------------------------------------------------------------===================
--------------------------------------------------------------------------------------------------------===================

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                             T. ROWE PRICE
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                             EQUITY/INCOME
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                       2000                  1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                    UNAUDITED
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                    $        1,780,182    $        3,765,372
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Net realized gain on investments                                                  8,632,860            18,212,311
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation (depreciation) on investments             (16,771,770)          (15,424,684)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized depreciation on translation of assets and                        0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      liabilities denominated in foreign currencies                                       (12,465)              (35,932)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations                  (6,371,193)            6,517,067
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      From net investment income                                                       (1,769,738)           (3,770,778)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      From net realized gains                                                                   0           (15,952,803)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Total distributions                                                              (1,769,738)          (19,723,581)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Net proceeds from sales of shares                                                31,494,032            12,212,564
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Reinvestment of distributions                                                     1,769,738            19,723,581
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Redemptions of shares                                                           (60,287,805)          (38,932,748)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from share transactions         (27,024,035)           (6,996,603)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                         (35,164,966)          (20,203,117)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                             189,499,607           209,702,724
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      End of period (1)                                                        $      154,334,641    $      189,499,607
---------------------------------------------------------------------------------=================-----=================
---------------------------------------------------------------------------------=================-----=================

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SHARES:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Sold                                                                             19,658,004             6,613,589
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Issued in reinvestment of distributions                                           1,088,466            11,760,794
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Redeemed                                                                        (38,200,921)          (21,688,375)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                                                         (17,454,451)           (3,313,992)
---------------------------------------------------------------------------------=================-----=================
---------------------------------------------------------------------------------=================-----=================

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income            $           15,115    $            4,671
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY/INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999, 1998, 1997, 1996 and 1995 are as follows:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                       Six Months Ended  Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                       June 30, 2000         1999             1998             1997            1996             1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $     1.6554  $        1.7804  $        1.7602  $        1.4492 $        1.2633  $       0.9805
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                      0.0186           0.0339           0.0370           0.0357          0.0299          0.0345
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)   (0.0648)          0.0242           0.1177           0.3783          0.2130          0.2892
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
    Investment Operations                 (0.0462)          0.0581           0.1547           0.4140          0.2429          0.3237
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                (0.0184)         (0.0340)         (0.0369)         (0.0357)        (0.0300)       (0.0396)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains                    0.0000          (0.1491)         (0.0976)         (0.0673)        (0.0270)       (0.0013)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                       (0.0184)         (0.1831)         (0.1345)         (0.1030)        (0.0570)       (0.0409)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $         1.5908  $        1.6554  $        1.7804  $        1.7602 $        1.4492  $       1.2633
-----------------------------------===============---==============---==============---==============--==============---============
-----------------------------------===============---==============---==============---==============--==============---============

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return                               (2.82%)           3.39%            8.93%           28.82%          19.39%          33.42%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period        $    154,334,641  $   189,499,607  $   209,702,724  $   167,154,169 $    69,535,903  $   10,950,195
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                      0.91% *          0.88%            0.88%            0.93%           1.20%           1.82%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                     0.90% *          0.88%            0.88%            0.91%           0.95%           0.95%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                      2.18% *          1.84%            2.14%            2.46%           2.60%           2.59%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                     2.19% *          1.84%            2.14%            2.48%           2.85%           3.46%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    16.19%           44.02%           32.30%           25.35%          26.15%          14.00%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Annualized
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (Concluded)
------------------------------------------------------------------------------------------------------------------------------------






















                                                        MAXIM SERIES FUND, INC.

                                           Financial Statements and Financial Highlights for
                                the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999

                                                              (Section 7)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT  ACCOUNTING  POLICIES Maxim Series Fund, Inc. (the
Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the INVESCO Balanced and T. Rowe Price Equity/Income Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek high total return through capital appreciation and current income for the INVESCO Balanced Portfolio and to seek substantial dividend income and also capital appreciation for the T. Rowe Price Equity/Income Portfolio. The
Portfolios are diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life &
Annuity Insurance Company (the Company) and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

Security Valuation

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Foreign Currency Translations

The  accounting  records  of the  Portfolios  are  maintained  in U.S.  dollars.
Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.
Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolios and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.     INVESTMENT ADVISORY AGREEMENT

The Fund has  entered  into an  investment  advisory  agreement  with GW Capital
Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the INVESCO
Balanced Portfolio and .80% of the average daily net assets of the T. Rowe Price
Equity/Income Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of .95% of the average daily net assets of the T. Rowe Price Equity/Income Portfolio.

Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the INVESCO
Balanced Portfolio, the management fee encompasses fund operation expenses.

3.     PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                                Purchases               Sales
                                                                            ------------------    ------------------

      INVESCO Balanced Portfolio                                         $    127,409,433      $     98,788,989
      T. Rowe Price Equity/Income Portfolio                                     25,532,197           52,185,113

For the six months  ended June 30, 2000,  the  aggregate  cost of purchases  and
proceeds  from  sales  of  U.S.   Government   securities  were  $1,862,500  and
$4,167,431,  respectively,  for the INVESCO  Balanced  Portfolio.  There were no purchases  or  sales  of  U.S.  Government  securities  for  the T.  Rowe  Price
Equity/Income Portfolio.

4.       UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2000, were as follows:

                                     Cost For                                                            Net
                                      Income                                                         Unrealized
                                        Tax                 Gross                 Gross             Appreciation
                                     Purposes           Appreciation          Depreciation         (Depreciation)
                                  ----------------    ------------------    ------------------    ------------------

      INVESCO Balanced
         Portfolio             $   187,842,957     $      22,418,840     $      (6,119,862)    $$     16,298,978
      T. Rowe Price
         Equity/Income
         Portfolio                 160,802,668            14,943,518          (22,066,249)            (7,122,731)



------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JUNE 30, 2000
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                                ARIEL
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                                MIDCAP
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                                VALUE
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                        $       58,857,728
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Cash                                                                                            10,770
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                              101,210
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                        16,711
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                              1,200,580
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Total assets                                                                                60,186,999
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                                    53,489
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                             28,035
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                            1,965,989
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                            2,047,513
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $       58,139,486
-------------------------------------------------------------------------------------------=================
-------------------------------------------------------------------------------------------=================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                       $        3,785,380
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                                  60,382,885
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) on investments                                   (5,073,781)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Overdistributed net investment income (loss)                                                (1,730,518)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments                                                   775,520
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $       58,139,486
-------------------------------------------------------------------------------------------=================
-------------------------------------------------------------------------------------------=================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                    $           1.5359
-------------------------------------------------------------------------------------------=================
-------------------------------------------------------------------------------------------=================
(Offering and Redemption Price)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Authorized                                                                                 200,000,000
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Outstanding                                                                                 37,853,796
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                                  $       63,931,509
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                                          ARIEL
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                                         MIDCAP
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                                          VALUE
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                                        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Interest                                                                                     $            18,081
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Dividends                                                                                                489,701
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                                        0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Total income                                                                                             507,782
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Audit fees                                                                                                 4,560
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Investment administration                                                                                 51,908
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Bank and custodial fees                                                                                    5,174
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Other expenses                                                                                            20,902
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Management fees                                                                                          272,720
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                           355,264
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management                                                           39,483
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                             315,781
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                  192,001
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                                         712,231
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                                   (1,717,788)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments                                                (1,005,557)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $          (813,556)
----------------------------------------------------------------------------------------------------==================
----------------------------------------------------------------------------------------------------==================

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                              ARIEL
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                   MIDCAP VALUE
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                     PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                              2000              1999
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                            UNAUDITED
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                       $       192,001   $       666,163
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                           712,231       114,294,155
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net realized gain on forward currency contracts                                  0           159,661
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments     (1,717,788)      (90,170,801)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on translation of assets and               0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                    0          (815,181)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations           (813,556)       24,133,997
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     From net investment income                                                (192,133)         (666,211)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     From net realized gains                                                          0      (128,292,164)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Total distributions                                                       (192,133)     (128,958,375)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                        8,445,255        10,870,656
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                              192,133       128,958,375
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                  (16,991,001)     (285,053,809)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from share transactions (8,353,613)     (145,224,778)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                 (9,359,302)     (250,049,156)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Beginning of period                                                     67,498,788       317,547,944
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     End of period (1)                                                  $    58,139,486   $    67,498,788
--------------------------------------------------------------------------==============----==============
--------------------------------------------------------------------------==============----==============

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHARES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Sold                                                                     5,955,685         5,969,128
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                    123,058         8,668,039
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Redeemed                                                               (12,019,784)     (143,259,553)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                 (5,941,041)     (128,622,386)
--------------------------------------------------------------------------==============----==============
--------------------------------------------------------------------------==============----==============

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income (loss)$  (1,730,518)  $    (1,730,386)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ARIEL MIDCAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999, 1998, 1997, 1996 and 1995 are as follows:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                       Six Months Ended   Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                       June 30, 2000 *     1999 *          1998              1997              1996             1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                        UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $    1.5412  $       1.8417 $         1.5532  $       1.4327 $         1.3538  $        1.1003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              0.0051          0.0115          (0.0092)        (0.0437)         (0.0083)          0.0018
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)  (0.0053)         0.0029           0.5058          0.2257           0.0890           0.2893
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Investment Operations               (0.0002)         0.0144           0.4966          0.1820           0.0807           0.2911
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net investment income               (0.0051)        (0.0115)          0.0000                           0.0000          (0.0317)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains                   0.0000         (0.3034)         (0.2081)        (0.0615)         (0.0018)         (0.0059)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.0051)        (0.3149)         (0.2081)        (0.0615)         (0.0018)         (0.0376)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $       1.5359  $       1.5412 $         1.8417  $       1.5532 $         1.4327  $        1.3538
------------------------------------=============---=============--===============---================--===============---===========
------------------------------------=============---=============--===============---================--===============---===========

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return                              (0.02%)          0.26%           33.77%          12.95%            5.96%           26.50%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period         $   58,139,486  $   67,498,788 $    317,547,944  $   233,939,911 $    214,710,803  $   148,264,194
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                     1.24% *         1.04%            1.02%            1.06%            1.08%            1.15%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                    1.10% *         1.04%            1.02%            1.06%            1.07%            1.10%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                     0.53% *         0.36%           (0.64%)          (0.51%)          (0.67%)           0.08%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                    0.67% *         0.36%           (0.64%)          (0.51%)          (0.66%)           0.13%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    15.11%         182.75%           87.81%         139.74%           80.31%          167.21%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*The per share information was computed based on average shares.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Annualized
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (Continued)
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JUNE 30, 2000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                            INVESCO
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                              ADR
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                           PORTFOLIO
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ASSETS:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                     $      116,673,983
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Cash                                                                                         71,693
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                            56,027
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                    338,583
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                             783,401
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Total assets                                                                            117,923,687
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                                110,765
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                         344,830
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                           836,520
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Total liabilities                                                                         1,292,115
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $      116,631,572
----------------------------------------------------------------------------------------=================
----------------------------------------------------------------------------------------=================

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                    $        6,072,773
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                               88,541,529
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) on investments                                12,627,562
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Overdistributed net investment income (loss)                                                589,308
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments                                              8,800,400
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $      116,631,572
----------------------------------------------------------------------------------------=================
----------------------------------------------------------------------------------------=================

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                 $           1.9206
----------------------------------------------------------------------------------------=================
----------------------------------------------------------------------------------------=================
(Offering and Redemption Price)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Authorized                                                                              200,000,000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Outstanding                                                                              60,727,725
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                               $      104,046,421
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          INVESCO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            ADR
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Interest                                                                                      $            64,832
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Dividends                                                                                               1,380,064
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                                  (170,417)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total income                                                                                            1,274,479
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Audit fees                                                                                                  4,550
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Investment administration                                                                                  51,908
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Bank and custodial fees                                                                                     6,263
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Other expenses                                                                                             35,298
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Management fees                                                                                           595,330
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                            693,349
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management                                                            17,912
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                              675,437
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                   599,042
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                                        8,807,165
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                                   (14,464,123)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments                                                 (5,656,958)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    $        (5,057,916)
-----------------------------------------------------------------------------------------------------==================
-----------------------------------------------------------------------------------------------------==================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                          INVESCO ADR
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                           PORTFOLIO
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                              2000            1999
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                           UNAUDITED
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                       $      599,042   $     410,106
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                        8,807,165         815,014
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net realized gain on forward currency contracts                                                 0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments   (14,464,123)     23,294,792
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on translation of assets and                              0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                   0               0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations        (5,057,916)     24,519,912
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     From net investment income                                                      0        (410,322)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     From net realized gains                                                         0        (718,739)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Total distributions                                                             0      (1,129,061)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                      45,193,699      97,601,014
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                   0       1,129,061
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                 (65,274,193)     (8,647,223)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from share transaction (20,080,494)     90,082,852
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                               (25,138,410)    113,473,703
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Beginning of period                                                   141,769,982      28,296,279
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     End of period (1)                                                  $  116,631,572   $ 141,769,982
--------------------------------------------------------------------------=============----============
--------------------------------------------------------------------------=============----============

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
SHARES:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Sold                                                                   24,277,500      58,762,129
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                         0         602,369
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Redeemed                                                              (35,264,472)     (5,060,423)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                               (10,986,972)     54,304,075
--------------------------------------------------------------------------=============----============
--------------------------------------------------------------------------=============----============

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income (loss) $   589,308   $      (9,734)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INVESCO ADR PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999, 1998, 1997, 1996 and 1995 are as follows:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         Six Months Ended Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         June 30, 2000        1999            1998            1997          1996           1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $        1.9769  $        1.6252 $       1.4804  $       1.3508 $      1.1255  $      0.9859
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.0098           0.0061         0.0123          0.0114        0.0112         0.0120
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)        (0.0661)          0.3614         0.1453          0.1512        0.2266         0.1396
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
    Investment Operations                      (0.0563)          0.3675         0.1576          0.1626        0.2378         0.1516
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                      0.0000          (0.0057)       (0.0128)        (0.0116)      (0.0112)       (0.0120)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains                         0.0000          (0.0101)        0.0000         (0.0214)      (0.0013)        0.0000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             0.0000          (0.0158)       (0.0128)        (0.0330)      (0.0125)       (0.0120)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $        1.9206  $        1.9769 $       1.6252  $       1.4804 $      1.3508  $      1.1255
-----------------------------------------==============---==============--=============---=============--============---============
-----------------------------------------==============---==============--=============---=============--============---============

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                    (2.85%)          22.67%         10.64%          12.08%        21.17%         15.48%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period              $   116,631,572  $   141,769,982 $   28,296,279  $   16,581,357 $   7,694,858  $   2,681,969
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                           1.17% *          1.16%          1.32%           1.63%         2.29%          2.78%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                          1.14% *          1.14%          1.30%           1.30%         1.33%          1.50%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                           0.98% *          0.57%          0.84%           0.69%         0.24%         (0.11%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                          1.01% *          0.59%          0.86%           1.02%         1.20%          1.17%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         15.24%           22.06%         28.66%          19.56%        15.25%          5.88%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Annualized
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (Continued)
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JUNE 30, 2000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                            INVESCO
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                           SMALL-CAP
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                             GROWTH
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                           PORTFOLIO
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ASSETS:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                     $      253,994,713
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Cash                                                                                         15,551
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                               569
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                    237,523
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                          12,085,250
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Total assets                                                                            266,333,606
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                                194,825
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                         229,522
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                        12,901,257
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Total liabilities                                                                        13,325,604
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $      253,008,002
----------------------------------------------------------------------------------------=================
----------------------------------------------------------------------------------------=================

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                    $        8,214,932
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                              160,873,946
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) on investments                                52,012,591
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Overdistributed net investment income (loss)                                               (954,772)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments                                             32,861,305
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $      253,008,002
----------------------------------------------------------------------------------------=================
----------------------------------------------------------------------------------------=================

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                 $           3.0799
----------------------------------------------------------------------------------------=================
----------------------------------------------------------------------------------------=================
(Offering and Redemption Price)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Authorized                                                                              100,000,000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Outstanding                                                                              82,149,315
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                               $      201,982,122
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                                         INVESCO
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                                        SMALL-CAP
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                                          GROWTH
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                                        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Interest                                                                                      $          677,368
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Dividends                                                                                                 52,584
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                                     (437)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Total income                                                                                             729,515
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Audit fees                                                                                                 4,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Investment administration                                                                                 51,908
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Bank and custodial fees                                                                                   21,960
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Other expenses                                                                                            28,843
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Management fees                                                                                        1,032,998
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                         1,139,709
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management                                                           13,421
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                           1,126,288
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                 (396,773)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                                      13,580,399
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                                    3,319,035
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments                                                16,899,434
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    $       16,502,661
-----------------------------------------------------------------------------------------------------=================
-----------------------------------------------------------------------------------------------------=================

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                            INVESCO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                        SMALL-CAP GROWTH
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                           PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                             2000               1999
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                           UNAUDITED
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                     $        (396,773)  $      (342,113)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                        13,580,399        41,595,333
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net realized gain on forward currency contracts                                                    0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments      3,319,035        34,750,662
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on translation of assets and               0                 0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                    0           (24,743)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations         16,502,661        75,979,139
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     From net investment income                                                       0                 0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     From net realized gains                                                          0       (23,384,716)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Total distributions                                                              0       (23,384,716)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                      164,355,207        39,718,435
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                    0        23,384,716
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                 (109,078,537)      (16,584,471)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from share transactions 55,276,670        46,518,680
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                 71,779,331        99,113,103
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Beginning of period                                                    181,228,671        82,115,568
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     End of period (1)                                                $     253,008,002   $   181,228,671
------------------------------------------------------------------------================----==============
------------------------------------------------------------------------================----==============

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHARES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Sold                                                                    54,928,801        18,451,687
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                          0         9,423,908
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Redeemed                                                               (36,716,468)       (8,310,168)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                 18,212,333        19,565,427
------------------------------------------------------------------------================----==============
------------------------------------------------------------------------================----==============

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income (loss) $    (954,772)  $      (557,999)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL-CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1999, 1998, 1997, 1996 and 1995 are as follows:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                       Six Months Ended Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                       June 30, 2000        1999             1998           1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                         UNAUDITED
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $        2.8345  $        1.8506  $       1.5955 $       1.4330  $      1.2734  $      1.0054
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 (0.0029)         (0.0038)        (0.0048)        0.0009         0.0024         0.0069
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain              0.2483           1.4263          0.2842         0.2612         0.3380         0.3118
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Income From
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Investment Operations                     0.2454           1.4225          0.2794         0.2621         0.3404         0.3187
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                    0.0000           0.0000          0.0000        (0.0009)       (0.0024)       (0.0341)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gains                       0.0000          (0.4386)        (0.0243)       (0.0987)       (0.1784)       (0.0166)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           0.0000          (0.4386)        (0.0243)       (0.0996)       (0.1808)       (0.0507)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $        3.0799  $        2.8345  $       1.8506 $       1.5955  $      1.4330  $      1.2734
---------------------------------------==============---==============---=============--=============---============---============
---------------------------------------==============---==============---=============--=============---============---============

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                   8.66%           80.78%          17.62%         18.70%         26.73%         31.79%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period            $   253,008,002  $   181,228,671  $   82,115,568 $   62,251,873  $  31,827,778  $   6,385,180
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                         1.05% *          1.09%           1.11%          1.19%          1.46%          2.30%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                        1.03% *          1.07%           1.10%          1.10%          1.10%          1.10%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to                                       -0.03%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Average Net Assets:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                        (0.38%)*         (0.36%)         (0.32%)        (0.08%)        (0.11%)        (0.62%)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                       (0.36%)*         (0.34%)         (0.31%)         0.01%          0.25%          0.58%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       75.65%          223.65%         149.15%        174.65%        265.05%        266.64%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Annualized
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        (Concluded)
-----------------------------------------------------------------------------------------------------------------------------------






















                                              MAXIM SERIES FUND, INC.

                                 Financial Statements and Financial Highlights for
                      the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999


                                                    (Section 8)





















MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim  Series  Fund,  Inc.  (the Fund) is a Maryland  corporation  organized  on December 7, 1981 under the
        Investment  Company Act of 1940 (the 1940 Act) as an open-end  management  investment company and presently consists of thirty-six  portfolios.  Interests in the Ariel MidCap Value, INVESCO ADR and INVESCO Small-Cap
        Growth  Portfolios  (the  Portfolios)  are  included  herein and are  represented  by  separate  classes of beneficial  interest  of the Fund.  The  investment  objective  of each  Portfolio  is:  to seek  long-term capital  appreciation  for the Ariel MidCap Value  Portfolio;  to seek high total  return  through  capital appreciation  and  current  income,  while  reducing  risk  through  diversification  for the  INVESCO  ADR
        Portfolio;  and to seek long-term capital growth for the INVESCO Small-Cap Growth Portfolio. The Portfolios
        are  diversified  as  defined  in the 1940 Act.  The Fund is  available  only as an  investment  option for certain variable annuity  contracts,  variable life policies and certain qualified  retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

        The  preparation  of financial  statements in conformity  with  generally  accepted  accounting  principles requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and liabilities  and disclosure of contingent  assets and  liabilities at the date of the financial  statements and the reported amounts of revenue and expenses during the reporting  period.  Actual results could differ from those estimates.

        The  following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance with generally accepted accounting principles in the investment company industry:

        Security Valuation

        Short-term  and money market  securities  are valued at amortized  cost which  approximates  market  value.
        Equity securities  listed on an established  exchange or on the NASDAQ National Market System are valued at the last  sale  price as of the  close of  business.  Fixed  income  and  other  securities  are  valued by independent  pricing services  approved by the Board of Directors.  Securities for which market  quotations are not readily  available  are valued at fair value as  determined in good faith by or under the direction of the Board of Directors.

        Initial Public Offerings

        The INVESCO  Small-Cap  Growth  Portfolio may invest in initial  public  offerings  (IPOs).  IPOs and other investment  techniques  may have a magnified  performance  impact on a fund with a small  asset  base.  The
        Portfolio may not experience similar performance as its assets grow.

        Dividends

        Dividends  from net  investment  income of the  Portfolios  are  declared  and paid  semi-annually.  Income dividends  are  reinvested  in additional  shares at net asset value.  Dividends  from capital gains of the
        Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.


        Security Transactions

        Security  transactions  are accounted  for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolios is accrued as of the  ex-dividend  date and interest  income,  including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes,  each Portfolio of the Fund  qualifies as a regulated  investment  company under the  provisions of the Internal  Revenue Code by  distributing  substantially  all of its taxable net income (both  ordinary and capital gain) to its  shareholders  and complying  with other  requirements  for regulated investment companies.  Accordingly, no provision for federal income taxes has been made

        Classification of Distributions to Shareholders

        The character of  distributions  made during the year from net investment  income or net realized gains are determined in accordance with income tax  regulations  that may differ from generally  accepted  accounting principles.  These  differences  are primarily due to differing  treatments of deferral of wash sales,  net operating losses and capital loss  carryforwards.  Also, due to the timing of dividend  distributions,  the fiscal  year in which  amounts  are  distributed  may differ  from the  fiscal  year in which the income or realized gain was recorded by the Portfolios.

2.     INVESTMENT ADVISORY AGREEMENT

        The Fund has entered into an investment advisory agreement with GW Capital Management,  LLC, a wholly-owned subsidiary of the Company.  As compensation  for its services to the Fund, the investment  advisor receives monthly  compensation  at the annual rate of .95% of the average daily net assets of the Ariel MidCap Value and INVESCO  Small-Cap  Growth  Portfolios,  and 1.00% of the  average  daily net assets of the INVESCO ADR
        Portfolio.  However,  the investment adviser shall pay any expenses which exceed an annual rate,  including management  fees,  of 1.10%,  1.30% and 1.10% of the average  daily net assets of the Ariel  MidCap  Value,
        INVESCO ADR and INVESCO Small-Cap Growth Portfolios, respectively.

        Expenses  incurred by the Fund, which are not fund specific,  are allocated based on relative net assets or other appropriate allocation methods.

3.     PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the six months  ended June 30,  2000,  the  aggregate  cost of  purchases  and  proceeds  from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                              Purchases                  Sales
                                                                            ------------------    ------------------

      Ariel MidCap Value Portfolio                                       $       8,743,394     $      16,413,456
      INVESCO ADR Portfolio                                                     18,070,358            36,628,472
      INVESCO Small-Cap Growth Portfolio                                      199,548,965            149,579,923

       For the six months ended June 30, 2000,  the  portfolios  had no purchases  and or sales of U.S.  Government securities.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

        The aggregate cost of  investments  and the  composition of unrealized  appreciation  and  depreciation  of investment securities for federal income tax purposes as of June 30, 2000, were as follows:

                                      Cost For                                                           Net
                                       Income                                                        Unrealized
                                        Tax                 Gross                 Gross             Appreciation
                                      Purposes          Appreciation          Depreciation         (Depreciation)
                                  ----------------    ------------------    ------------------    ------------------

      Ariel MidCap Value
         Portfolio             $    64,227,655     $      5,031,001      $    (10,400,928)     $      (5,369,927)
      INVESCO ADR Portfolio
                                   104,046,421          18,572,022              (5,944,461)           12,627,562
      INVESCO Small-Cap
         Growth Portfolio
                                   202,520,607          61,965,921            (10,491,815)            51,474,106



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JUNE 30, 2000
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         LOOMIS SAYLES
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                           SMALL-CAP
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Investments in securities, market value  (1)                                                  $           91,073,860
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Cash                                                                                                          26,916
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Dividends and interest receivable                                                                            104,939
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Subscriptions receivable                                                                                     569,659
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Receivable for investments sold                                                                            4,499,161
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
             Total assets                                                                                       96,274,535
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Due to GW Capital Management                                                                                  90,231
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Redemptions payable                                                                                          497,537
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Payable for investments purchased                                                                          4,617,113
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
             Total liabilities                                                                                   5,204,881
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          $           91,069,654
------------------------------------------------------------------------------------------------------=====================
------------------------------------------------------------------------------------------------------=====================

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Capital stock, $.10 par value                                                                 $            6,327,050
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Additional paid-in capital                                                                                75,903,476
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Net unrealized appreciation on investments                                                                10,096,878
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Overdistributed net investment income                                                                        (24,147)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Accumulated net realized loss on investments                                                              (1,233,603)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          $           91,069,654
------------------------------------------------------------------------------------------------------=====================
------------------------------------------------------------------------------------------------------=====================

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                               $               1.4394
------------------------------------------------------------------------------------------------------=====================
------------------------------------------------------------------------------------------------------=====================
(Offering and Redemption Price)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Authorized                                                                                               200,000,000
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
      Outstanding                                                                                               63,270,499
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                                             $           80,976,982
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                        LOOMIS SAYLES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          SMALL-CAP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Interest                                                                                      $           129,020
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Dividends                                                                                                 642,493
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total income                                                                                              771,513
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Audit fees                                                                                                  4,000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Investment administration                                                                                  51,908
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Bank and custodial fees                                                                                    22,203
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Other expenses                                                                                             21,667
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Management fees                                                                                           436,257
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                                                            536,035
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Less amount reimbursed by GW Capital Management                                                            14,936
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                                              521,099
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                           250,414
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized loss on investments                                                                         (191,535)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation on investments                                                    6,589,901
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments                                                         6,398,366
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $         6,648,780
------------------------------------------------------------------------------------------------------==================----
------------------------------------------------------------------------------------------------------==================----

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      LOOMIS SAYLES
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     SMALL-CAP VALUE
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           2000                    1999
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                       $            250,414    $            550,582
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments                                                 (191,535)              2,450,018
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation on investments                                   6,589,901              (5,179,146)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations                        6,648,780              (2,178,546)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      From net investment income                                                              (254,193)               (585,006)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      From net realized gains                                                                        0              (6,688,987)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                                                     (254,193)             (7,273,993)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Net proceeds from sales of shares                                                     35,582,279               7,127,686
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Reinvestment of distributions                                                            254,193               7,273,993
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Redemptions of shares                                                                (44,249,311)            (39,668,595)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Net decrease in net assets resulting from share transactions                          (8,412,839)            (25,266,916)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Total decrease in net assets                                                          (2,018,252)            (34,719,455)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                                   93,087,906             127,807,361
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      End of period  (1)                                                          $         91,069,654    $         93,087,906
------------------------------------------------------------------------------------===================-----===================
------------------------------------------------------------------------------------===================-----===================

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
SHARES:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Sold                                                                                  25,551,090               5,276,492
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Issued in reinvestment of distributions                                                  174,950               5,759,633
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Redeemed                                                                             (32,190,301)            (29,555,462)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
      Net decrease                                                                          (6,464,261)            (18,519,337)
------------------------------------------------------------------------------------===================-----===================
------------------------------------------------------------------------------------===================-----===================

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
(1) Including overdistributed net investment income                               $            (24,147)   $            (20,368)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          Six Months EndedYear Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                        June 30, 2000       1999            1998              1997             1996            1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $     1.3349  $     1.4482  $      1.5316  $         1.4028  $        1.1605 $        0.9755
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                         0.0039        0.0079         0.0139            0.0103           0.0091          0.0075
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)       0.1046       (0.0219)       (0.0492)           0.3273           0.3376          0.2840
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations                         0.1085       (0.0140)       (0.0353)           0.3376           0.3467          0.2915
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                   (0.0040)      (0.0084)       (0.0138)         (0.0100)         (0.0091)        (0.0945)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains                       0.0000       (0.0909)       (0.0343)         (0.1988)         (0.0953)        (0.0120)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.0040)      (0.0993)       (0.0481)         (0.2088)         (0.1044)        (0.1065)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $       1.4394  $     1.3349  $      1.4482  $         1.5316  $        1.4028 $        1.1605
----------------------------------------=============---=============---==============---===============---==============--=========
----------------------------------------=============---=============---==============---===============---==============--=========

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                   8.13%        (0.43%)        (2.28%)           24.50%           30.09%          29.96%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period             $   91,069,654  $ 93,087,906  $ 127,807,361  $    183,322,635  $    79,944,926 $    28,594,611
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                         1.23% *       1.15%          1.11%             1.11%            1.27%           1.46%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                        1.19% *       1.14%          1.11%             1.11%            1.26%           1.30%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                         0.54% *       0.52%          0.81%             0.89%            0.97%           0.49%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                        0.58% *       0.53%          0.81%             0.89%            0.98%           0.65%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       60.43%       105.57%        149.12%            93.28%           62.63%          99.48%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Annualized
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.
------------------------------------------------------------------------------------------------------------------------------------






















                                              MAXIM SERIES FUND, INC.

                                 Financial Statements and Financial Highlights for
                      the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999

                                                    (Section 9)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim  Series  Fund,  Inc.  (the Fund) is a Maryland  corporation  organized  on December 7, 1981 under the
        Investment  Company Act of 1940 (the 1940 Act) as an open-end  management  investment company and presently consists  of  thirty-six  portfolios.  Interests  in the  Loomis  Sayles  Small-Cap  Value  Portfolio  (the
        Portfolio)  are included  herein and are  represented  by separate  classes of  beneficial  interest of the
        Fund.  The  investment  objective of the Portfolio is to seek long-term  capital  growth.  The Portfolio is diversified  as defined in the 1940 Act. The Fund is  available  only as an  investment  option for certain variable  annuity  contracts,  variable  life  policies and certain  qualified  retirement  plans issued by
        Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

        The  preparation  of financial  statements in conformity  with  generally  accepted  accounting  principles requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and liabilities  and disclosure of contingent  assets and  liabilities at the date of the financial  statements and the reported amounts of revenue and expenses during the reporting  period.  Actual results could differ from those estimates.

        The  following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance with generally accepted accounting principles in the investment company industry:

        Security Valuation

        Short-term  and money market  securities  are valued at amortized  cost which  approximates  market  value.
        Equity securities  listed on an established  exchange or on the NASDAQ National Market System are valued at the last  sale  price as of the  close of  business.  Fixed  income  and  other  securities  are  valued by independent  pricing services  approved by the Board of Directors.  Securities for which market  quotations are not readily  available  are valued at fair value as  determined in good faith by or under the direction of the Board of Directors.

        Dividends

        Dividends from net  investment  income of the Portfolio are declared and paid  annually.  Income  dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio,  if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security  transactions  are accounted  for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend  income for the Portfolio is accrued as of the  ex-dividend  date and interest  income,  including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal  income tax  purposes,  the  Portfolio  qualifies as a regulated  investment  company under the provisions of the Internal Revenue Code by distributing  substantially  all of its taxable net income (both ordinary  and capital  gain) to its  shareholders  and  complying  with other  requirements  for  regulated investment companies.  Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of  distributions  made during the year from net investment  income or net realized gains are determined in accordance with income tax  regulations  that may differ from generally  accepted  accounting principles.  These  differences  are primarily due to differing  treatments of deferral of wash sales,  net operating losses and capital loss  carryforwards.  Also, due to the timing of dividend  distributions,  the fiscal  year in which  amounts  are  distributed  may differ  from the  fiscal  year in which the income or realized gain was recorded by the Portfolios.

2.     INVESTMENT ADVISORY AGREEMENT

        The Fund has entered into an investment advisory agreement with GW Capital Management,  LLC, a wholly-owned subsidiary of the Company.  As compensation  for its services to the Fund, the investment  advisor receives monthly  compensation  at the  annual  rate of 1.00% of the  average  daily net  assets  of the  Portfolio.
        However,  the investment adviser shall pay any expenses which exceed an annual rate,  including  management fees, of 1.30% of the average daily net assets of the Portfolio.

        Expenses  incurred by the Fund, which are not fund specific,  are allocated based on relative net assets or other appropriate allocation methods.

3.     PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the six months  ended June 30,  2000,  the  aggregate  cost of  purchases  and  proceeds  from sales of
        investment  securities   (excluding  all  U.S.  Government  securities  and  short-term   securities)  were
        $50,893,286  and  $62,611,759,  respectively.  For the six  months  ending  June 30,  2000,  there  were no purchases or sales of U.S. Government securities.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30,  2000,  the U.S.  Federal  income  tax cost  basis was  $81,120,266.  The  Portfolio  had gross appreciation  of  securities in which there was an excess of value over tax cost of  $14,170,698  and gross depreciation of securities in which there was an excess of tax cost over value of $4,217,104,  resulting in net appreciation of $9,953,594.





--------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
JUNE 30, 2000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
UNAUDITED
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                             ARIEL
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                           SMALL-CAP
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                             VALUE
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                           PORTFOLIO
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Investments in securities, market value  (1)                                     $     38,317,768
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Cash denominated in foreign currencies  (2)                                                     0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Cash                                                                                       12,941
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Dividends and interest receivable                                                          66,837
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Subscriptions receivable                                                                  130,082
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Receivable for investments sold                                                         2,069,000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Total assets                                                                           40,596,628
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Due to GW Capital Management                                                               41,976
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Redemptions payable                                                                       127,674
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Payable for investments purchased                                                       2,488,495
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Variation margin on futures contracts                                                           0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Total liabilities                                                                       2,658,145
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $     37,938,483
-----------------------------------------------------------------------------------------===============
-----------------------------------------------------------------------------------------===============

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Capital stock, $.10 par value                                                    $      4,493,949
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Additional paid-in capital                                                             32,107,435
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Net unrealized appreciation (depreciation) on investments, translation of
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      assets and liabilities denominated in foreign currencies and futures contracts           (223,559)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Undistributed (overdistributed) net investment income (loss)                                   65
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Accumulated net realized gain (loss) on investments and futures contracts               1,560,593
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $     37,938,483
-----------------------------------------------------------------------------------------===============
-----------------------------------------------------------------------------------------===============

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                  $         0.8442
-----------------------------------------------------------------------------------------===============
-----------------------------------------------------------------------------------------===============
(Offering and Redemption Price)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Authorized                                                                            100,000,000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
      Outstanding                                                                            44,939,488
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                                $     38,541,327
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(2)  Cost of cash denominated in foreign currencies:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                                ARIEL
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                              SMALL-CAP
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Interest                                                                             $         74,925
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Dividends                                                                                     264,739
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                             0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Total income                                                                                  339,664
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Audit fees                                                                                      4,000
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Investment administration                                                                      51,908
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Bank and custodial fees                                                                         7,005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Other expenses                                                                                 21,329
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Management fees                                                                               162,510
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Total expenses                                                                                246,752
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management                                                30,453
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net expenses                                                                                  216,299
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                       123,365
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                            1,189,749
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net realized gain on futures contracts
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                         1,324,752
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on translation of assets and
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                                       0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on futures contracts
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, translation of assets and
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies and futures contracts                         2,514,501
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $      2,637,866
--------------------------------------------------------------------------------------------===============
--------------------------------------------------------------------------------------------===============

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                         ARIEL
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                    SMALL-CAP VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                              PORTFOLIO
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                 2000            1999
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                              UNAUDITED
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                          $      123,365  $        76,366
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                    1,189,749        4,233,838
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments        1,324,752       (6,440,835)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on translation of assets and                 0                0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                      0                0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations            2,637,866       (2,130,631)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     From net investment income                                                  (121,633)         (76,410)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     From net realized gains                                                            0       (4,235,288)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Total distributions                                                         (121,633)      (4,311,698)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                         28,307,024        9,636,493
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                121,633        4,311,698
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                    (28,297,097)     (10,962,224)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from share transactions      131,560        2,985,967
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                    2,647,793       (3,456,362)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Beginning of period                                                       35,290,690       38,747,052
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     End of period  (1)                                                    $   37,938,483  $    35,290,690
-----------------------------------------------------------------------------=============---==============
-----------------------------------------------------------------------------=============---==============

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
SHARES:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Sold                                                                      38,270,767       10,764,850
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                      140,753        5,721,210
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Redeemed                                                                 (38,485,069)     (12,097,021)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                      (73,549)       4,389,039
-----------------------------------------------------------------------------=============---==============
-----------------------------------------------------------------------------=============---==============

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income (loss) $           65  $        (1,667)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ARIEL SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         Six Months Ended Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                       June 30, 2000        1999             1998             1997             1996            1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $      0.7840  $       0.9538  $        0.9154  $        1.2480  $       1.0669  $       0.9974
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.0027          0.0019          0.0022           0.0067          0.0095          0.0286
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)      0.0602         (0.0631)         0.0721           0.3223          0.1811          0.1234
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations                        0.0629         (0.0612)         0.0743           0.3290          0.1906          0.1520
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                 (0.0027)        (0.0019)        (0.0022)         (0.0067)        (0.0095)        (0.0636)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains                     0.0000         (0.1067)        (0.0337)         (0.6549)         0.0000         (0.0189)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.0027)        (0.1086)        (0.0359)         (0.6616)        (0.0095)        (0.0825)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $        0.8442  $       0.7840  $       0.9538  $        0.9154  $       1.2480  $       1.0669
-------------------------------------==============---==============---==============---==============---=============---===========
-------------------------------------==============---==============---==============---==============---=============---===========

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                 8.02%           (5.80%)          8.28%           27.86%          17.94%          15.51%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period           $    37,938,483  $   35,290,690  $   38,747,052  $    22,526,242  $   36,599,651  $   20,769,579
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                       1.52% *         1.28%           1.27%            1.33%           1.42%           1.52%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                      1.33% *         1.23%           1.26%            1.28%           1.31%           1.35%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                       0.57% *         0.16%           0.26%            0.59%           0.79%           2.34%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                      0.76% *         0.21%           0.27%            0.64%           0.90%           2.51%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     24.92%          46.17%          26.29%           82.83%          30.61%          17.78%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Annualized
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        (Continued)
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
JUNE 30, 2000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
UNAUDITED
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                      FOUNDERS
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                      GROWTH &
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                       INCOME
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                     PORTFOLIO
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Investments in securities, market value  (1)                               $    139,829,959
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Cash denominated in foreign currencies  (2)                                              33
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Cash                                                                                 13,425
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Dividends and interest receivable                                                   139,128
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Subscriptions receivable                                                            786,398
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Receivable for investments sold                                                   2,307,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Total assets                                                                    143,075,943
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Due to GW Capital Management                                                        129,122
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Redemptions payable                                                                 799,597
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Payable for investments purchased                                                 2,294,682
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Variation margin on futures contracts                                                     0
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Total liabilities                                                                 3,223,401
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $    139,852,542
-----------------------------------------------------------------------------------===============
-----------------------------------------------------------------------------------===============

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Capital stock, $.10 par value                                              $     11,858,310
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Additional paid-in capital                                                      109,504,902
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Net unrealized appreciation (depreciation) on investments, translation of
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      assets and liabilities denominated in foreign currencies and futures contracts   13,099,455
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Undistributed (overdistributed) net investment income (loss)                       (127,139)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Accumulated net realized gain (loss) on investments and futures contracts         5,517,014
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $    139,852,542
-----------------------------------------------------------------------------------===============
-----------------------------------------------------------------------------------===============

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                            $         1.1794
-----------------------------------------------------------------------------------===============
-----------------------------------------------------------------------------------===============
(Offering and Redemption Price)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Authorized                                                                      200,000,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Outstanding                                                                     118,583,104
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                          $    126,730,504
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
(2)  Cost of cash denominated in foreign currencies:                                           33
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                               FOUNDERS
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                               GROWTH &
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                                INCOME
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Interest                                                                            $          209,710
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Dividends                                                                                      442,673
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                         (3,067)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Total income                                                                                   649,316
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Audit fees                                                                                       3,980
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Investment administration                                                                       51,907
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Bank and custodial fees                                                                         12,046
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Other expenses                                                                                  23,548
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Management fees                                                                                691,413
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                 782,894
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management                                                  6,439
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                   776,455
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                       (127,139)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                             5,566,414
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net realized gain on futures contracts
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                        (12,456,811)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on translation of assets and
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                                        0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on futures contracts
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, translation of assets and
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies and futures contracts                         (6,890,397)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $       (7,017,536)
-------------------------------------------------------------------------------------------=================
-------------------------------------------------------------------------------------------=================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                              FOUNDERS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                           GROWTH & INCOME
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                     PORTFOLIO
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                        2000             1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                     UNAUDITED
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                 $     (127,139)  $       43,970
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                           5,566,414        3,792,705
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments             (12,456,811)      15,711,559
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on translation of assets and                        0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                             0         (120,405)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations                  (7,017,536)      19,427,829
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     From net investment income                                                                0          (46,262)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     From net realized gains                                                                   0       (7,375,236)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total distributions                                                                       0       (7,421,498)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                                52,585,593       16,748,850
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                         1,352        7,420,146
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                           (52,982,091)      (9,797,340)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from share transactions            (395,146)      14,371,656
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                          (7,412,682)      26,377,987
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                             147,265,224      120,887,237
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                           $  139,852,542   $  147,265,224
------------------------------------------------------------------------------------=============----=============
------------------------------------------------------------------------------------=============----=============

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
SHARES:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Sold                                                                             43,949,557       15,017,299
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                               1,089        6,605,086
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Redeemed                                                                        (43,979,326)      (8,603,336)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                             (28,680)      13,019,049
------------------------------------------------------------------------------------=============----=============
------------------------------------------------------------------------------------=============----=============

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income (loss)        $     (127,139)  $
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FOUNDERS GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000, the years ended December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
1999 and 1998, and the period ended December 31, 1997 are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended     Period Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                      June 30, 2000          1999               1998              1997
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                        UNAUDITED
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (A)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $         1.2416   $        1.1448   $         1.0228  $         1.0000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 (0.0011)           0.0004             0.0157            0.0089
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                      (0.0611)           0.1633             0.1655            0.0228
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations               (0.0622)           0.1637             0.1812            0.0317
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    0.0000           (0.0004)           (0.0157)          (0.0089)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                       0.0000           (0.0665)           (0.0435)           0.0000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           0.0000           (0.0669)           (0.0592)          (0.0089)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $         1.1794   $        1.2416   $         1.1448  $         1.0228
------------------------------------------------------===============----==============----===============---===============---
------------------------------------------------------===============----==============----===============---===============---

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  (5.01%)           15.04%             17.85%             3.17%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                           $    139,852,542   $   147,265,224   $    120,887,237  $     94,206,892
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                                         1.13% *           1.12%              1.15%             1.15% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                                        1.12% *           1.11%              1.15%             1.14% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Average Net Assets:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                                        (0.19%)*           0.02%              1.46%             1.77% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                                       (0.18%)*           0.03%              1.46%             1.78% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      107.69%           173.72%            287.17%           111.45%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
*Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on July 1, 1997.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 (Continued)
-------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
JUNE 30, 2000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
UNAUDITED
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                     LOOMIS
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                     SAYLES
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                   CORPORATE
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                      BOND
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                                   PORTFOLIO
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Investments in securities, market value  (1)                           $        194,027,387
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Cash denominated in foreign currencies  (2)                                             400
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Cash                                                                                 13,363
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Dividends and interest receivable                                                 3,122,385
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Subscriptions receivable                                                            848,462
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Receivable for investments sold                                                   2,824,036
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Total assets                                                                    200,836,033
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Due to GW Capital Management                                                        142,780
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Redemptions payable                                                                 838,809
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Payable for investments purchased                                                 2,949,542
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Variation margin on futures contracts                                                     0
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Total liabilities                                                                 3,931,131
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                   $        196,904,902
-------------------------------------------------------------------------------===================
-------------------------------------------------------------------------------===================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Capital stock, $.10 par value                                          $         18,633,313
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Additional paid-in capital                                                      197,789,263
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Net unrealized appreciation (depreciation) on investments, translation of
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      assets and liabilities denominated in foreign currencies and futures contracts  (17,550,316)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Undistributed (overdistributed) net investment income (loss)                       (224,714)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Accumulated net realized gain (loss) on investments and futures contracts        (1,742,644)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                   $        196,904,902
-------------------------------------------------------------------------------===================
-------------------------------------------------------------------------------===================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                        $             1.0567
-------------------------------------------------------------------------------===================
-------------------------------------------------------------------------------===================
(Offering and Redemption Price)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Authorized                                                                      300,000,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
      Outstanding                                                                     186,333,127
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                      $        211,577,686
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
(2)  Cost of cash denominated in foreign currencies:                                          417
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                             LOOMIS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                             SAYLES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                           CORPORATE
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                              BOND
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                           PORTFOLIO
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Interest                                                                         $        8,260,473
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Dividends                                                                                   169,080
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                           0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Total income                                                                              8,429,553
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Audit fees
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Investment administration
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Bank and custodial fees
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Other expenses
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Management fees                                                                             851,413
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Total expenses                                                                              851,413
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net expenses                                                                                851,413
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                   7,578,140
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                            128,700
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net realized gain on futures contracts
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                          51,001
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on translation of assets and
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                            (1,614,732)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on futures contracts
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, translation of assets and
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies and futures contracts                      (1,435,031)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $        6,143,109
----------------------------------------------------------------------------------------=================
----------------------------------------------------------------------------------------=================

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                         LOOMIS SAYLES
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                        CORPORATE BOND
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                     2000             1999
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                   UNAUDITED
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                              $     7,578,140  $   15,890,222
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                           128,700      (1,823,098)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                51,001      (6,106,516)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on translation of assets and                      0
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                  (1,614,732)      1,691,288
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations                 6,143,109       9,651,896
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     From net investment income                                                     (7,487,599)    (16,217,322)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     From net realized gains                                                                 0      (2,072,616)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total distributions                                                            (7,487,599)    (18,289,938)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                              79,360,224      35,755,922
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                   7,487,599      18,289,938
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                         (80,017,775)    (53,374,507)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from share transactions         6,830,048         671,353
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                         5,485,558      (7,966,689)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Beginning of period                                                           191,419,344     199,386,033
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                        $   196,904,902  $  191,419,344
---------------------------------------------------------------------------------==============---=============
---------------------------------------------------------------------------------==============---=============

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SHARES:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Sold                                                                           73,442,276      31,964,887
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                         7,148,207      16,940,382
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Redeemed                                                                      (74,119,399)    (48,374,396)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                         6,471,084         530,873
---------------------------------------------------------------------------------==============---=============
---------------------------------------------------------------------------------==============---=============

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income (loss)     $      (224,714) $     (315,255)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
See notes to financial statements.                                                                  (Continued)
---------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES CORPORATE BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years ended
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999,1998, 1997, 1996 and 1995 are as follows:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          Six Months Ended  Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      June 30, 2000         1999           1998               1997              1996            1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $       1.0643  $       1.1118 $    1.1981  $          1.1618  $       1.1521  $        0.9716
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                          0.0424          0.0873     0.0838             0.0764          0.0825           0.0842
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)       (0.0082)        (0.0344)   (0.0429)            0.0689          0.0324           0.1994
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Income From
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
    Investment Operations                      0.0342         0.0529      0.0409             0.1453          0.1149           0.2836
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                   (0.0418)        (0.0892)    (0.0839)          (0.0762)        (0.0825)         (0.1001)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains                       0.0000         (0.0112)    (0.0433)          (0.0328)        (0.0227)         (0.0030)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.0418)        (0.1004)    (0.1272)          (0.1090)        (0.1052)         (0.1031)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $        1.0567  $      1.0643    $   1.1118  $         1.1981  $       1.1618  $        1.1521
-------------------------------------===============---===============--=========---===============---=============---==============
------------------------------------===============---===============--==========---================---=============---=============

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                3.26%             4.87%        3.43%             12.70%          10.35%           30.19%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period          $    196,904,902  $   191,419,344  $  199,386,033  $  158,884,389  $   83,645,029    $ 45,530,190
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Expense to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                      0.90% *           0.90%            0.90%              0.90%           0.90%            0.90%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                     8.01% *           7.74%             7.41%              7.14%           7.68%            7.89%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate               11.46%            28.00%            55.47%             52.69%          40.02%           24.70%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Annualized
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        (Continued)
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
JUNE 30, 2000
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                                       T. ROWE
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                                        PRICE
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                                       MIDCAP
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                                       GROWTH
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                                      PORTFOLIO
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
ASSETS:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Investments in securities, market value  (1)                               $     224,603,514
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Cash denominated in foreign currencies  (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Cash                                                                                  27,791
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Dividends and interest receivable                                                     47,496
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Subscriptions receivable                                                             821,948
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Receivable for investments sold                                                   12,441,408
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Total assets                                                                     237,942,157
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Due to GW Capital Management                                                         196,990
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Redemptions payable                                                                  869,027
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Payable for investments purchased                                                 12,391,827
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Variation margin on futures contracts                                                      0
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Total liabilities                                                                 13,457,844
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $     224,484,313
-----------------------------------------------------------------------------------================
-----------------------------------------------------------------------------------================

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Capital stock, $.10 par value                                              $      13,358,381
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Additional paid-in capital                                                       148,281,355
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Net unrealized appreciation (depreciation) on investments, translation of
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      assets and liabilities denominated in foreign currencies and futures contracts    46,776,876
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Undistributed (overdistributed) net investment income (loss)                      (1,124,988)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Accumulated net realized gain (loss) on investments and futures contracts         17,192,689
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $     224,484,313
-----------------------------------------------------------------------------------================
-----------------------------------------------------------------------------------================

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                            $          1.6805
-----------------------------------------------------------------------------------================
-----------------------------------------------------------------------------------================
(Offering and Redemption Price)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Authorized                                                                       200,000,000
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
      Outstanding                                                                      133,583,807
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                          $     177,826,638
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
(2)  Cost of cash denominated in foreign currencies:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                               T. ROWE
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                                PRICE
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                                MIDCAP
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                                GROWTH
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Interest                                                                            $          417,944
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Dividends                                                                                      332,886
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                         (2,307)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Total income                                                                                   748,523
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Audit fees                                                                                       3,980
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Investment administration                                                                       51,907
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Bank and custodial fees                                                                         19,378
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Other expenses                                                                                  27,151
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Management fees                                                                              1,059,578
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Total expenses                                                                               1,161,994
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management                                                 49,437
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                 1,112,557
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                       (364,034)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                            14,341,533
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net realized gain on futures contracts
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                         (1,431,545)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on translation of assets and
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                                        0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on futures contracts
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, translation of assets and
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies and futures contracts                         12,909,988
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $       12,545,954
-------------------------------------------------------------------------------------------=================
-------------------------------------------------------------------------------------------=================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                            T. ROWE PRICE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                              MIDCAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                2000               1999
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                              UNAUDITED
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                         $      (364,034)   $      (560,710)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                          14,341,533         12,980,782
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on futures contracts
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                      (1,431,545)        25,009,620
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on translation of                                            0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     assets and liabilities denominated in foreign currencies                                           0               (173)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on futures contracts                                             0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations                           12,545,954         37,429,519
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     From net investment income                                                                         0                  0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     From net realized gains                                                                            0        (10,536,959)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                                                0        (10,536,959)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                                         95,637,953         49,607,104
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                                      0         10,536,959
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                                    (86,789,045)       (23,709,610)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from share transactions                    8,848,908         36,434,453
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                                   21,394,862         63,327,013
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                                      203,089,451        139,762,438
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                                   $   224,484,313    $   203,089,451
--------------------------------------------------------------------------------------------==============-----==============
--------------------------------------------------------------------------------------------==============-----==============

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SHARES:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Sold                                                                                      58,438,257         34,448,603
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                                            0          7,243,388
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Redeemed                                                                                 (53,137,839)       (17,154,750)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                                    5,300,418         24,537,241
--------------------------------------------------------------------------------------------==============-----==============
--------------------------------------------------------------------------------------------==============-----==============

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
(1) Including undistributed net investment income (loss)                                  $    (1,124,988)   $      (760,954)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000, the years ended December 31,
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
1999 and 1998, and the period ended December 31, 1997 are as follows:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months Ended    Period Ended December 31,
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                        June 30, 2000         1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                          UNAUDITED
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 (A)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $        1.5831  $         1.3472  $        1.1069  $         1.0000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    0.0000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                           (0.0025)          (0.0040)         (0.0016)           0.0000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                               0.0999            0.3274           0.2471            0.1086
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                        0.0974            0.3234           0.2455            0.1086
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                        0.0000           (0.0875)         (0.0052)          (0.0017)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            0.0000           (0.0875)         (0.0052)          (0.0017)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $        1.6805  $         1.5831  $        1.3472  $         1.1069
--------------------------------------------------------==============---===============---==============---===============---
--------------------------------------------------------==============---===============---==============---===============---

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    6.15%            24.60%           22.23%            10.86%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                             $   224,484,313  $    203,089,451  $   139,762,438  $     56,704,297
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                                          1.10% *           1.11%            1.16%             1.30% *
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                                         1.05% *           1.05%            1.05%             1.05% *
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                                         (0.39%)*          (0.41%)          (0.32%)           (0.41%)*
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                                        (0.34%)*          (0.35%)          (0.21%)           (0.16%)*
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                        31.78%            66.80%           52.50%            24.28%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
*Annualized
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on July 1, 1997.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Continued)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
JUNE 30, 2000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                                     VALUE
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                                     INDEX
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                                   PORTFOLIO
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Investments in securities, market value  (1)                             $    356,862,106
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Cash denominated in foreign currencies  (2)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Cash                                                                              305,487
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Dividends and interest receivable                                                 594,622
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Subscriptions receivable                                                        1,287,077
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Receivable for investments sold                                                 7,405,518
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Total assets                                                                  366,454,810
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Due to GW Capital Management                                                      190,021
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Redemptions payable                                                             1,369,463
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Payable for investments purchased                                               5,347,928
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Variation margin on futures contracts                                              16,338
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Total liabilities                                                               6,923,750
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $    359,531,060
---------------------------------------------------------------------------------===============
---------------------------------------------------------------------------------===============

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Capital stock, $.10 par value                                            $     20,939,429
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Additional paid-in capital                                                    299,916,911
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Net unrealized appreciation (depreciation) on investments, translation of
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      assets and liabilities denominated in foreign currencies and futures contracts  8,279,752
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Undistributed (overdistributed) net investment income (loss)                       26,018
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Accumulated net realized gain (loss) on investments and futures contracts      30,368,950
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $    359,531,060
---------------------------------------------------------------------------------===============
---------------------------------------------------------------------------------===============

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                          $         1.7170
---------------------------------------------------------------------------------===============
---------------------------------------------------------------------------------===============
(Offering and Redemption Price)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Authorized                                                                    300,000,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
      Outstanding                                                                   209,394,286
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                        $    348,498,449
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
(2)  Cost of cash denominated in foreign currencies:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
UNAUDITED
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                            VALUE
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                            INDEX
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                          PORTFOLIO
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Interest                                                                         $        217,637
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Dividends                                                                               3,502,842
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                   (37,574)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Total income                                                                            3,682,905
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Audit fees
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Investment administration
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Bank and custodial fees
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Other expenses
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Management fees                                                                         1,131,163
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Total expenses                                                                          1,131,163
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net expenses                                                                            1,131,163
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                 2,551,742
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                        8,831,889
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net realized gain on futures contracts                                                    664,306
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                   (24,971,104)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on translation of assets and
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                                   0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on futures contracts                               (630,549)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, translation of assets and
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies and futures contracts                   (16,105,458)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $    (13,553,716)
----------------------------------------------------------------------------------------===============
----------------------------------------------------------------------------------------===============

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                         VALUE INDEX
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                          PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                            2000                1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                          UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                     $     2,551,742     $     4,650,841
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net realized gain on investments                                                       8,831,889          65,939,796
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on futures contracts                                            664,306             (91,895)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                 (24,971,104)        (33,650,123)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on translation of                                        0                   0
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     assets and liabilities denominated in foreign currencies                                       0                   0
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on futures contracts               (630,549)            401,419
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations                      (13,553,716)         37,250,038
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     From net investment income                                                            (2,539,421)         (4,650,639)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     From net realized gains                                                                        0         (50,703,284)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                                   (2,539,421)        (55,353,923)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                                    161,230,697          75,476,605
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                          2,539,421          55,353,923
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                               (179,708,297)        (47,503,765)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from share transactions              (15,938,179)         83,326,763
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                              (32,031,316)         65,222,878
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                                  391,562,376         326,339,498
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                               $   359,531,060     $   391,562,376
----------------------------------------------------------------------------------------==============------==============
----------------------------------------------------------------------------------------==============------==============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
SHARES:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Sold                                                                                  92,453,080          37,750,936
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                                1,449,954          31,276,764
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Redeemed                                                                            (101,533,239)        (24,182,360)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                               (7,630,205)         44,845,340
----------------------------------------------------------------------------------------==============------==============
----------------------------------------------------------------------------------------==============------==============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
(1) Including undistributed net investment income (loss)                              $        26,018     $        13,697
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.                                                                             (Concluded)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VALUE INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the years
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ended December 31, 1999,1998, 1997, 1996 and 1995 are as follows:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          Six Months Ended  Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          June 30, 2000      1999        1998               1997                1996            1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $        1.8042  $ 1.8953  $   1.8136  $            1.4538  $         1.2623 $        0.9614
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.0122         0.0243    0.0279             0.0278            0.0298          0.0305
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)        (0.0872)        0.1779    0.2301             0.4631            0.2287          0.3198
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Investment Operations                    (0.0750)         0.2022    0.2580             0.4909            0.2585          0.3503
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                    (0.0122)       (0.0243)   (0.0278)          (0.0278)          (0.0298)        (0.0359)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains                        0.0000        (0.2690)   (0.1485)          (0.1033)          (0.0372)        (0.0135)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.0122)       (0.2933)   (0.1763)          (0.1311)          (0.0670)        (0.0494)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $       1.7170  $     1.8042  $  1.8953  $         1.8136  $         1.4538 $        1.2623
---------------------------------------===============---==============-===============-==================-===============--========
--------------------------------------===============---==============-===============--===============---===============--=========

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return                               (4.17%)          11.39%       14.48%               34.08%            20.63%        36.80%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period          $    359,531,060  $   391,562,376  $  326,339,498  $  237,421,804    $  122,283,026  $ 65,183,898
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Expense to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                         0.60% *          0.60%          0.60%             0.60%             0.60%           0.60%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                         1.35% *          1.31%          1.54%             1.83%             2.38%           2.87%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    19.72%           70.11%        39.67%             26.03%            16.31%         18.11%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Annualized
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (Concluded)
------------------------------------------------------------------------------------------------------------------------------------























                                              MAXIM SERIES FUND, INC.

                                 Financial Statements and Financial Highlights for
                   the Six Month Period Ended June 30, 2000 and the Year Ended December 31, 1999

                                                   (Section 10)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim  Series  Fund,  Inc.  (the Fund) is a Maryland  corporation  organized  on December 7, 1981 under the
        Investment  Company Act of 1940 (the 1940 Act) as an open-end  management  investment company and presently consists of  thirty-six  portfolios.  Interests in the Ariel  Small-Cap  Value,  Founders  Growth & Income,
        Loomis Sayles  Corporate Bond, T. Rowe Price MidCap Growth and Value Index  Portfolios (the Portfolios) are
        included  herein  and are  represented  by  separate  classes  of  beneficial  interest  of the  Fund.  The investment  objective of each Portfolio is: to seek long-term capital  appreciation for the Ariel Small-Cap
        Value  Portfolio;  to seek  long-term  growth  of  capital  and  income  for the  Founders  Growth & Income
        Portfolio;  to seek the highest  possible  current  income  that is  consistent  with the  primary  goal of insuring  protection  of  capital  for the  Loomis  Sayles  Corporate  Bond  Portfolio;  to seek  long-term appreciation for the T. Rowe Price MidCap Growth Portfolio;  and to seek investment  results that track the total  return of the common  stocks that  comprise the  Standard &  Poor's/BARRA  Value Index for the Value
        Index  Portfolio.  Each  Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity  contracts,  variable life policies and certain qualified retirement  plans issued by  Great-West  Life & Annuity  Insurance  Company  (the  Company) and New England
        Financial.

        The  preparation  of financial  statements in conformity  with  generally  accepted  accounting  principles requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and liabilities  and disclosure of contingent  assets and  liabilities at the date of the financial  statements and the reported amounts of revenue and expenses during the reporting  period.  Actual results could differ from those estimates.

        The  following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance with generally accepted accounting principles in the investment company industry:

        Security Valuation

        Short-term  and money market  securities  are valued at amortized  cost which  approximates  market  value.
        Equity securities  listed on an established  exchange or on the NASDAQ National Market System are valued at the last  sale  price as of the  close of  business.  Fixed  income  and  other  securities  are  valued by independent  pricing services  approved by the Board of Directors.  Securities for which market  quotations are not readily  available  are valued at fair value as  determined in good faith by or under the direction of the Board of Directors.

        The Loomis  Sayles  Corporate  Bond  Portfolio  may invest in high yield bonds,  some of which may be rated below investment  grade.  These high yield bonds may be more susceptible than higher grade bonds to real or perceived  adverse economic or industry  conditions.  The secondary  market,  on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

        The Founders  Growth & Income and Loomis Sayles  Corporate Bond Portfolios may have elements of risk due to concentrated  investments  in foreign  issuers  located  in a specific  country.  Such  concentrations  may subject the Portfolios to additional  risks resulting from future political or economic  conditions  and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Investments  in securities of  governmental  agencies may only be  guaranteed  by the  respective  agency's limited  authority  to borrow  from the U.S.  Government  and may not be  guaranteed  by the full faith and credit of the U.S. Government.

        Restricted & Illiquid Securities

        The Founders  Growth & Income and the Loomis Sayles  Corporate Bond  Portfolios may own certain  investment securities  which  are  restricted  as to  resale  under  Rule 144A of the  Securities  Act of 1933.  These securities may be resold in  transactions  exempt from  registration,  normally to qualified  institutional buyers.  These securities are valued after giving due  consideration to pertinent  factors including recent private sales, market conditions,  and the issuer's financial  performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2000 were $1,401,588,  $1,670,625 and
        1.19%,  respectively,  for the Founders Growth & Income Portfolio and $20,548,101,  $21,358,147 and 10.85%,
        respectively, for the Loomis Sayles Corporate Bond Portfolio.

        The Loomis Sayles  Corporate Bond  Portfolio may own certain  investment  securities  that have been deemed
        "illiquid"  because no quoted market exists.  These securities are valued after giving due consideration to
        pertinent  factors  including  recent  private  sales,  market  conditions,   and  the  issuer's  financial
        performance.  It is possible that the estimated value may differ  significantly  from the amount that might ultimately be realized in the near term and the difference  could be material.  Aggregate  cost, fair value and percent of net assets of these illiquid securities held at June 30, 2000 were $24,392,466,  $16,321,230 and 8.29%, respectively.

        Foreign Currency Translations

        The accounting  records of the Founders  Growth & Income and Loomis Sayles  Corporate  Bond  Portfolios are
        maintained in U.S.  dollars.  Investment  securities,  and other assets and  liabilities  denominated  in a foreign  currency are translated  into U.S.  dollars at the current  exchange rate.  Purchases and sales of securities,  income receipts and expense  payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The  Founders  Growth & Income and Loomis  Sayles  Corporate  Bond  Portfolios  isolate that portion of the results  of  operations  resulting  from  changes  in  foreign  exchange  rates  on  investments  from  the fluctuations arising from changes in market prices of securities held.

        Net  realized  foreign  exchange  gains or losses  arise  from  sales of  portfolio  securities,  sales and maturities  of  short-term  securities,  sales of foreign  currencies,  currency  gains or losses  realized between the trade and settlement dates on securities  transactions,  the difference  between the amounts of dividends,  interest,  and foreign  withholding  taxes recorded by the Founders  Growth & Income and Loomis
        Sayles Corporate Bond Portfolios and the U.S. dollar  equivalent of the amounts actually  received or paid.
        Net  unrealized  foreign  exchange  gains and losses  arise from  changes in the fair  values of assets and liabilities  including investments in securities at fiscal year end, resulting from changes in the exchange rate.

        Financial Futures Contracts

        The Value Index  Portfolio  may invest in financial  futures  contracts  as a  substitute  for a comparable market  position in the  underlying  securities.  Upon  entering  into a financial  futures  contract,  the
        Portfolio  is  required to pledge to the broker an amount of cash and/or  other  assets  equal to a certain percentage of the contract  amount  (initial  margin  deposit).  Receipts or payments,  known as "variation margin",  are made or received by the Portfolio each day,  depending on the daily  fluctuations in the fair value of the underlying  security.  The use of futures  contracts may involve risks such as the possibility of  illiquid  markets or  imperfect  correlation  between  the value of the  contracts  and the  underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends  from net  investment  income of the  Portfolios  are  declared  and paid  semi-annually.  Income dividends  are  reinvested  in additional  shares at net asset value.  Dividends  from capital gains of the
        Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security  transactions  are accounted  for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in,  first-out method (FIFO) for the Ariel
        Small-Cap  Value,  Founders  Growth & Income,  T. Rowe Price  MidCap  Growth,  Value Index  Portfolios  and
        specific lot selection for the Loomis Sayles Corporate Bond Portfolio.

        Dividend income for the Portfolios is accrued as of the  ex-dividend  date and interest  income,  including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes,  each Portfolio of the Fund  qualifies as a regulated  investment  company under the  provisions of the Internal  Revenue Code by  distributing  substantially  all of its taxable net income (both  ordinary and capital gain) to its  shareholders  and complying  with other  requirements  for regulated  investment  companies.  Accordingly,  no provision  for federal  income taxes has been made.  At
        June 30, 2000, the Loomis Sayles  Corporate Bond Portfolio had available for federal income tax purposes an unused capital loss carryover of $775,785 which expires in 2007.

        Classification of Distributions to Shareholders

        The character of  distributions  made during the year from net investment  income or net realized gains are determined in accordance with income tax  regulations  that may differ from generally  accepted  accounting principles.  These  differences  are primarily due to differing  treatments of deferral of wash sales,  net operating losses and capital loss  carryforwards.  Also, due to the timing of dividend  distributions,  the fiscal  year in which  amounts  are  distributed  may differ  from the  fiscal  year in which the income or realized gain was recorded by the Portfolios.

2.     INVESTMENT ADVISORY AGREEMENT

        The Fund has entered into an investment advisory agreement with GW Capital Management,  LLC, a wholly-owned subsidiary of the Company.  As compensation  for its services to the Fund, the investment  advisor receives monthly  compensation  at the  annual  rate of .60% of the  average  daily net  assets  of the Value  Index
        Portfolio,  .90% of the average daily net assets of the Loomis Sayles  Corporate Bond Portfolio,  and 1.00%
        of the average daily net assets of the Ariel  Small-Cap  Value,  Founders Growth & Income and T. Rowe Price
        MidCap Growth  Portfolios.  However,  the investment  advisor shall pay any expenses which exceed an annual rate,  including  management  fees, of 1.35%,  1.15% and 1.05% of the average daily net assets of the Ariel
        Small-Cap Value, Founders Growth & Income and T. Rowe Price MidCap Growth Portfolios, respectively.

        Expenses  incurred by the Fund, which are not fund specific,  are allocated based on relative net assets or other  appropriate  allocation  methods.  For the Loomis Sayles Corporate Bond and Value Index  Portfolios,
        the management fee encompasses fund operation expenses.


3.     PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the six months  ended June 30,  2000,  the  aggregate  cost of  purchases  and  proceeds  from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                                Purchases               Sales
                                                                            ------------------    ------------------

      Ariel Small-Cap Value Portfolio                                    $       7,687,975     $      10,556,496
      Founders Growth & Income Portfolio                                      147,380,547            145,768,416
      Loomis Sayles Corporate Bond Portfolio                                    23,251,951            13,124,292
      T. Rowe Price MidCap Growth Portfolio                                     73,514,203            63,323,926
      Value Index Portfolio                                                     72,585,836            75,717,577

        For the six months ended June 30, 2000,  the  aggregate  cost of purchases  and proceeds from sales of U.S.
        Government  securities  were  $0 and  $8,226,295,  respectively,  for  the  Loomis  Sayles  Corporate  Bond
        Portfolio.  There were no purchases or sales of U.S. Government securities in any other portfolio.

4.       UNREALIZED APPRECIATION (DEPRECIATION)

        The aggregate cost of  investments  and the  composition of unrealized  appreciation  and  depreciation  of investment securities for federal income tax purposes as of June 30, 2000, were as follows:

                                     Cost For                                                            Net
                                      Income                                                         Unrealized
                                        Tax                 Gross                 Gross             Appreciation
                                     Purposes           Appreciation          Depreciation         (Depreciation)
                                  ----------------    ------------------    ------------------    ------------------

      Ariel Small-Cap Value
         Portfolio             $    38,751,138     $       5,579,683     $      (6,013,053)    $       (433,370)

      Founders Growth &
         Income Portfolio          128,682,456            16,245,011            (5,097,508)         11,147,503
      Loomis Sayles
         Corporate Bond
         Portfolio                 211,577,686             7,607,973          (25,158,272)         (17,550,299)
      T. Rowe Price MidCap
         Growth Portfolio
                                   178,398,525            62,926,775          (16,721,786)          46,204,989
      Value Index Portfolio
                                   349,926,046            51,951,375          (45,015,314)            6,936,061


5.     FUTURES CONTRACTS

        As of June 30, 2000, the Value Index  Portfolio had 15 open S&P 500 long futures  contracts.  The contracts expire in September 2000, and the portfolio has recorded unrealized  depreciation of $83,905 as of June 30,
        2000.


-----------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JUNE 30, 2000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                          GLOBAL
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                           BOND
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                        PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ASSETS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                   $     95,620,319
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Cash denominated in foreign currencies  (2)                                             408,837
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Cash                                                                                    371,582
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Margin deposits
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                     1,623,923
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                585,794
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                               0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Variation margin on futures contracts
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Total assets                                                                         98,610,455
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                            102,439
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Redemptions payable                                                                     300,003
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                       358,794
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                         0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Unrealized depreciation on forward foreign currency contracts                         1,604,641
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Total liabilities                                                                     2,365,877
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $     96,244,578
--------------------------------------------------------------------------------------===============
--------------------------------------------------------------------------------------===============

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                  $        976,671
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                           96,504,851
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) on investments, translation of assets
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     and liabilities denominated in foreign currencies, futures contracts and
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     forward foreign currency contracts                                                   (2,430,199)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Undistributed (overdistributed) net investment income (loss)                             33,096
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments, futures contracts
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     and forward foreign currency contracts                                                1,160,159
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $     96,244,578
--------------------------------------------------------------------------------------===============
--------------------------------------------------------------------------------------===============

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                               $         9.8543
--------------------------------------------------------------------------------------===============
--------------------------------------------------------------------------------------===============
(Offering and Redemption Price)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Authorized                                                                          100,000,000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
     Outstanding                                                                           9,766,712
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                             $     96,447,318
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
(2)  Cost of cash denominated in foreign currencies:                                         407,396
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                     GLOBAL
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                      BOND
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Interest                                                                                  $       2,470,503
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Dividends                                                                                                 0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                                   0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Total income                                                                                      2,470,503
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Audit fees
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Investment administration
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Bank and custodial fees
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Other expenses
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Management fees                                                                                     598,259
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                      598,259
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                        598,259
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                           1,872,244
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                                          (6,507,349)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on futures contracts
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net realized gain on forward foreign currency contracts                                           8,254,201
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                              3,729,544
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on translation of assets and
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                                    (1,874,896)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on futures contracts
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on forward foreign currency contracts                      (2,270,683)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, translation of assets and liabilities
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     denominated in foreign currencies, futures contracts and forward foreign currency contracts       1,330,817
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                $       3,203,061
-------------------------------------------------------------------------------------------------================
-------------------------------------------------------------------------------------------------================

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND THE PERIOD ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                      GLOBAL BOND
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                               2000                 1999
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             UNAUDITED              (A)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Net investment income                                                                $     1,872,244      $    1,522,169
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments                                                   (6,507,349)         (1,948,761)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Net realized gain on futures contracts
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Net realized gain on forward foreign currency contracts                                    8,254,201           1,362,068
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation on investments                                       3,729,544          (1,920,002)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized depreciation on translation of assets and liabilities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    denominated in foreign currencies                                                         (1,874,896)           (760,204)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on futures contracts
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on forward foreign currency contracts(2,270,683)            666,042
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                            3,203,061          (1,078,688)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    From net investment income                                                                (1,840,092)         (1,521,225)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                                         42,367,329          94,639,845
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                                              1,840,092           1,521,225
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Redemptions of shares                                                                    (41,120,911)         (1,766,058)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from share transactions                               3,086,510          94,395,012
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Total increase in net assets                                                               4,449,479          91,795,099
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Beginning of period                                                                       91,795,099                   0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    End of period  (1)                                                                   $    96,244,578      $   91,795,099
-------------------------------------------------------------------------------------------==============-------=============
-------------------------------------------------------------------------------------------==============-------=============

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SHARES:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Sold                                                                                       4,329,813           9,475,341
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                                                      186,885             156,476
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Redeemed                                                                                  (4,202,993)           (178,810)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Net increase                                                                                 313,705           9,453,007
-------------------------------------------------------------------------------------------==============-------=============
-------------------------------------------------------------------------------------------==============-------=============

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income                      $        33,096      $          944
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
(A) Portfolio inception date:  July 26, 1999.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the period
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ended December 31, 1999 are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        Period Ended
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                              Six Months Ended          December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                              June 30, 2000                 1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             (A)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                        $         9.7107         $         10.0000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                      0.0000                    0.0000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 0.1956                    0.1641
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                               0.1403                   (0.2894)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                                        0.3359                   (0.1253)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                                                           (0.1923)                  (0.1640)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                  (0.1923)                  (0.1640)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                              $         9.8543         $          9.7107
------------------------------------------------------------------------------===============----------================---
------------------------------------------------------------------------------===============----------================---

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                                                           3.46%                    (1.25%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                                   $     96,244,578         $      91,795,099
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                1.30% *                   1.30% *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                   4.07% *                   4.00% *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                              210.71%                    86.93%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
*Annualized
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on July 26, 1999.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            (Continued)
--------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JUNE 30, 2000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                              INDEX
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                               400
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                            PORTFOLIO
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ASSETS:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                       $     11,481,385
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Cash denominated in foreign currencies  (2)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Cash                                                                                        312,320
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Margin deposits
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                            19,180
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                         27
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                             161,000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                             0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Total assets                                                                             11,973,912
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                                  5,931
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                               0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                           173,027
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                        13,800
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Unrealized depreciation on forward foreign currency contracts
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Total liabilities                                                                           192,758
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $     11,781,154
------------------------------------------------------------------------------------------===============
------------------------------------------------------------------------------------------===============

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                      $        102,006
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                               10,125,368
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) on investments, translation of assets
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     and liabilities denominated in foreign currencies, futures contracts and
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     forward foreign currency contracts                                                           68,517
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Undistributed (overdistributed) net investment income (loss)                                    (34)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments, futures contracts
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     and forward foreign currency contracts                                                    1,485,297
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $     11,781,154
------------------------------------------------------------------------------------------===============
------------------------------------------------------------------------------------------===============

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                   $        11.5495
------------------------------------------------------------------------------------------===============
------------------------------------------------------------------------------------------===============
(Offering and Redemption Price)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Authorized                                                                              100,000,000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Outstanding                                                                               1,020,060
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                                 $     11,396,868
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
(2)  Cost of cash denominated in foreign currencies:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
UNAUDITED
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                                                         INDEX
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                                                          400
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                                                       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Interest                                                                                     $          34,265
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Dividends                                                                                               60,081
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                                      0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Total income                                                                                            94,346
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Audit fees
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Investment administration
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Bank and custodial fees
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Other expenses
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Management fees                                                                                         33,817
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                          33,817
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                            33,817
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                 60,529
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                                              1,213,594
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on futures contracts                                                           99,013
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Net realized gain on forward foreign currency contracts
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                                  (389,674)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on translation of assets and
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                                                0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on futures contracts                              (59,625)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on forward foreign currency contracts
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, translation of assets and liabilities
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     denominated in foreign currencies, futures contracts and forward foreign currency contracts            863,308
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $         923,837
----------------------------------------------------------------------------------------------------================
----------------------------------------------------------------------------------------------------================

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND THE PERIOD ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           INDEX 400
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2000                 1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 UNAUDITED              (A)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                                                    $        60,529     $         39,298
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments                                                        1,213,594              133,241
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain on futures contracts                                                            99,013               39,449
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain on forward foreign currency contracts                                                0
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation on investments                                            (389,674)             474,191
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized depreciation on translation of assets and liabilities                         0
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    denominated in foreign currencies                                                                      0                    0
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on futures contracts                        (59,625)              43,625
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on forward foreign currency contracts             0
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                                  923,837              729,804
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                                                                       (60,616)             (39,245)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                                                130,549           10,000,022
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                                                     60,616               39,245
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Redemptions of shares                                                                             (3,058)                   0
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from share transactions                                     188,107           10,039,267
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Total increase in net assets                                                                   1,051,328           10,729,826
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Beginning of period                                                                           10,729,826                    0
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    End of period  (1)                                                                       $    11,781,154     $     10,729,826
-----------------------------------------------------------------------------------------------==============------===============
-----------------------------------------------------------------------------------------------==============------===============

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SHARES:
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Sold                                                                                              11,484            1,000,002
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                                                            5,148                3,691
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Redeemed                                                                                            (265)                   0
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
    Net increase                                                                                      16,367            1,003,693
-----------------------------------------------------------------------------------------------==============------===============
-----------------------------------------------------------------------------------------------==============------===============

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
(1) Including undistributed (overdistributed) net investment income                          $           (34)    $             53
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
(A) Portfolio inception date:  July 26, 1999.                                                                          (Continued)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
INDEX 400 PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the period
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ended December 31, 1999 are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        Period Ended
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                              Six Months Ended          December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                              June 30, 2000                 1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             (A)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                        $        10.6903         $         10.0000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                      0.0000                    0.0000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 0.0596                    0.0393
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                      0.8593                    0.6902
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                               0.9189                    0.7295
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                                                           (0.0597)                  (0.0392)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                  (0.0597)                  (0.0392)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                              $        11.5495         $         10.6903
------------------------------------------------------------------------------===============----------================---
------------------------------------------------------------------------------===============----------================---

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                                                           8.59%                     7.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                                   $     11,781,154         $      10,729,826
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                0.60% *                   0.60% *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                   1.07% *                   0.92% *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                               29.49%                    26.41%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
*Annualized
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on July 26, 1999.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            (Continued)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JUNE 30, 2000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                           INDEX
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                          EUROPEAN
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                         PORTFOLIO
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                    $    137,284,896
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Cash denominated in foreign currencies  (2)                                              665,596
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Cash                                                                                     123,119
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Margin deposits                                                                              555
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                        554,944
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                 696,930
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                        1,604,197
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                          0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Total assets                                                                         140,930,237
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                             128,415
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                      722,104
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                      2,077,405
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                     23,675
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Unrealized depreciation on forward foreign currency contracts
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Total liabilities                                                                      2,951,599
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $    137,978,638
---------------------------------------------------------------------------------------===============
---------------------------------------------------------------------------------------===============

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                   $      1,236,120
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                           121,860,675
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) on investments, translation of assets
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     and liabilities denominated in foreign currencies, futures contracts and
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     forward foreign currency contracts                                                    14,155,278
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Undistributed (overdistributed) net investment income (loss)                             498,269
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments, futures contracts
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     and forward foreign currency contracts                                                   228,296
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $    137,978,638
---------------------------------------------------------------------------------------===============
---------------------------------------------------------------------------------------===============

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                $        11.1622
---------------------------------------------------------------------------------------===============
---------------------------------------------------------------------------------------===============
(Offering and Redemption Price)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Authorized                                                                           100,000,000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     Outstanding                                                                           12,361,201
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                              $    123,020,445
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
(2)  Cost of cash denominated in foreign currencies:                                          653,662
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
UNAUDITED
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                                                         INDEX
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                                                       EUROPEAN
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                                                       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Interest                                                                                     $          98,080
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Dividends                                                                                            1,468,483
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                               (182,428)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Total income                                                                                         1,384,135
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Audit fees                                                                                               6,440
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Investment administration                                                                               56,702
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Bank and custodial fees                                                                                141,945
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Other expenses                                                                                          72,668
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Management fees                                                                                        683,059
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                         960,814
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management                                                        144,765
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                           816,049
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                568,086
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                                                425,301
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on futures contracts                                                         (544,828)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Net realized gain on forward foreign currency contracts
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                                (4,547,250)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on translation of assets and
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                                       (3,801,981)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on futures contracts                             (271,713)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on forward foreign currency contracts
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, translation of assets and liabilities
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
     denominated in foreign currencies, futures contracts and forward foreign currency contracts         (8,740,471)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $      (8,172,385)
----------------------------------------------------------------------------------------------------================
----------------------------------------------------------------------------------------------------================

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND THE PERIOD ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                             INDEX EUROPEAN
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                        2000                 1999
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                      UNAUDITED              (A)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                                  $       568,086      $      (69,817)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Net realized gain on investments                                                      425,301             478,780
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on futures contracts                                        (544,828)            179,464
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation on investments                               (4,547,250)         24,874,522
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on translation of                      0                   0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    assets and liabilities denominated in foreign currencies                           (3,801,981)         (2,248,906)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on futures contracts            (271,713)            150,606
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                    (8,172,385)         23,364,649
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    From net investment income                                                                  0                   0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    From net realized gains                                                                     0            (310,421)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Total distributions                                                                         0            (310,421)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                                  74,483,680         134,579,471
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                                               0             310,421
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Redemptions of shares                                                             (75,642,600)        (10,634,177)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions            (1,158,920)        124,255,715
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                            (9,331,305)        147,309,943
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Beginning of period                                                               147,309,943                   0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    End of period  (1)                                                            $   137,978,638      $  147,309,943
------------------------------------------------------------------------------------==============-------=============
------------------------------------------------------------------------------------==============-------=============

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
SHARES:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Sold                                                                                6,572,334          13,406,517
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                                                     0              27,470
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Redeemed                                                                           (6,674,807)           (970,313)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)                                                              (102,473)         12,463,674
------------------------------------------------------------------------------------==============-------=============
------------------------------------------------------------------------------------==============-------=============

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
(1) Including undistributed net investment income (loss)                          $       498,269      $      (69,817)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
(A) Portfolio inception date:  July 26, 1999.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INDEX EUROPEAN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the period
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ended December 31, 1999 are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         Period Ended
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                              Six Months Ended           December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                              June 30, 2000                  1999
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                 UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              (A)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                        $         11.8191         $         10.0000
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                       0.0000                    0.0000
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           0.0459                   (0.0005)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                               (0.7028)                   1.8445
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                                        (0.6569)                   1.8440
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                             0.0000                    0.0000
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                0.0000                   (0.0249)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                    0.0000                   (0.0249)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                              $         11.1622         $         11.8191
------------------------------------------------------------------------------================----------================---
------------------------------------------------------------------------------================----------================---

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                                                           (5.56%)                   18.44%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                                   $     137,978,638         $     147,309,943
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                                                                  1.41% *                   1.39% *
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                                                                 1.20% *                   1.20% *
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                                                                  0.62% *                  (0.31%)*
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                                                                 0.83% *                  (0.12%)*
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                35.66%                    19.79%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
*Annualized
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on July 26, 1999.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (Continued)
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JUNE 30, 2000
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                              INDEX
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                             PACIFIC
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                            PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                      $      165,941,828
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Cash denominated in foreign currencies  (2)                                                  180,737
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Cash                                                                                         540,402
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Margin deposits                                                                                    0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                            352,598
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                     646,862
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Receivable for investments sold                                                            2,710,222
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                         11,516
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Total assets                                                                             170,384,165
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                                 149,966
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                        2,963,731
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Payable for investments purchased                                                            689,891
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Variation margin on futures contracts                                                              0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Unrealized depreciation on forward foreign currency contracts
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Total liabilities                                                                          3,803,588
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $      166,580,577
-----------------------------------------------------------------------------------------=================
-----------------------------------------------------------------------------------------=================

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                     $        1,417,196
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                               140,430,339
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) on investments, translation of assets
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     and liabilities denominated in foreign currencies, futures contracts and
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     forward foreign currency contracts                                                        18,491,768
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Undistributed (overdistributed) net investment income (loss)                                (154,757)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Accumulated net realized gain on investments, futures contracts
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     and forward foreign currency contracts                                                     6,396,031
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $      166,580,577
-----------------------------------------------------------------------------------------=================
-----------------------------------------------------------------------------------------=================

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                                  $          11.7542
-----------------------------------------------------------------------------------------=================
-----------------------------------------------------------------------------------------=================
(Offering and Redemption Price)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Authorized                                                                               100,000,000
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
     Outstanding                                                                               14,171,955
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                                $      147,500,195
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
(2)  Cost of cash denominated in foreign currencies:                                              182,028
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                                         INDEX
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                                        PACIFIC
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Interest                                                                                     $          119,958
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Dividends                                                                                               904,612
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Foreign withholding tax                                                                                (107,796)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Total income                                                                                            916,774
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Audit fees                                                                                                6,440
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Investment administration                                                                                56,702
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Bank and custodial fees                                                                                 125,002
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Other expenses                                                                                           72,846
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Management fees                                                                                         855,138
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                        1,116,128
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Less amount reimbursed by GW Capital Management                                                         111,559
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                          1,004,569
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                 (87,795)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                                               4,607,164
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on futures contracts                                                          (247,241)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Net realized gain on forward foreign currency contracts
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation on investments                                                (22,551,770)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on translation of assets and
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     liabilities denominated in foreign currencies                                                        (7,581,178)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on futures contracts                               (82,998)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on forward foreign currency contracts
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, translation of assets and liabilities
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     denominated in foreign currencies, futures contracts and forward foreign currency contracts         (25,856,023)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $      (25,943,818)
----------------------------------------------------------------------------------------------------=================
----------------------------------------------------------------------------------------------------=================

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND THE PERIOD ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                INDEX PACIFIC
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                          2000                 1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                        UNAUDITED              (A)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                                    $       (87,795)     $       (5,537)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Net realized gain on investments                                                      4,607,164           2,442,399
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on futures contracts                                          (247,241)          1,379,302
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation on investments                                (22,551,770)         36,192,783
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on translation of                        0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    assets and liabilities denominated in foreign currencies                             (7,581,178)         12,380,507
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on futures contracts               (82,998)            134,424
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                     (25,943,818)         52,523,878
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    From net investment income                                                                    0             (61,425)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    From net realized gains                                                                       0          (1,785,593)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                                           0          (1,847,018)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                                   165,914,728         178,489,288
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                                                 0           1,847,018
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Redemptions of shares                                                              (168,569,068)        (35,834,431)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions              (2,654,340)        144,501,875
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                             (28,598,158)        195,178,735
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Beginning of period                                                                 195,178,735                   0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    End of period  (1)                                                              $   166,580,577      $  195,178,735
--------------------------------------------------------------------------------------==============-------=============
--------------------------------------------------------------------------------------==============-------=============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SHARES:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Sold                                                                                 13,515,063          17,176,701
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                                                       0             145,318
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Redeemed                                                                            (13,604,033)         (3,061,094)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)                                                                 (88,970)         14,260,925
--------------------------------------------------------------------------------------==============-------=============
--------------------------------------------------------------------------------------==============-------=============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(1) Including undistributed net investment income (loss)                            $      (154,757)     $      (66,962)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(A) Portfolio inception date:  July 26, 1999.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                             (Concluded)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
INDEX PACIFIC PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the period
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ended December 31, 1999 are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        Period Ended
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                            Six Months Ended            December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                            June 30, 2000                   1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                               UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            (A)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $          13.6863        $          10.0000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                      0.0000                    0.0000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                  (0.0062)                  (0.0004)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                              (1.9259)                   3.8172
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                                       (1.9321)                   3.8168
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                                                            0.0000                   (0.0043)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                               0.0000                   (0.1262)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                   0.0000                   (0.1305)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $          11.7542        $          13.6863
----------------------------------------------------------------------------=================---------=================---
----------------------------------------------------------------------------=================---------=================---

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                                                         (14.12%)                   38.27%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                                 $      166,580,577        $      195,178,735
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                                                                 1.31% *                   1.35% *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                                                                1.18% *                   1.20% *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
- Before Reimbursement                                                                (0.23%)*                  (0.16%)*
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
- After Reimbursement #                                                               (0.10%)*                  (0.01%)*
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                               27.41%                    18.94%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
*Annualized
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on July 26, 1999.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            (Concluded)
--------------------------------------------------------------------------------------------------------------------------






















                                              MAXIM SERIES FUND, INC.

                                 Financial Statements and Financial Highlights for
                      the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999

                                                   (Section 11)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim  Series  Fund,  Inc.  (the Fund) is a Maryland  corporation  organized  on December 7, 1981 under the
        Investment  Company Act of 1940 (the 1940 Act) as an open-end  management  investment company and presently consists of  thirty-six  portfolios.  Interests in the Global  Bond,  Index 400,  Index  European and Index
        Pacific  Portfolios  (the  Portfolios)  are  included  herein and are  represented  by separate  classes of beneficial  interest of the Fund. The  investment  objective of each Portfolio is to seek the highest total return  consistent  with a reasonable  degree of risk for the Global Bond Portfolio and to seek  investment results that track the total return of the common stocks that comprise the appropriate  Benchmark Index for each of the other  Portfolios  as  follows:  Standard  & Poor's  (S&P) 400  MidCap  Index for the Index 400
        Portfolio,  FTSE World European Index for the Index  European  Portfolio,  and FTSE World Pacific Index for
        the Index Pacific  Portfolio.  Each Portfolio is diversified as defined in the 1940 Act, with the exception of the Global Bond Portfolio,  which is nondiversified.  The Fund is available only as an investment option for certain  variable  annuity  contracts,  variable life policies and certain  qualified  retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

        The  preparation  of financial  statements in conformity  with  generally  accepted  accounting  principles requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and liabilities  and disclosure of contingent  assets and  liabilities at the date of the financial  statements and the reported amounts of revenue and expenses during the reporting  period.  Actual results could differ from those estimates.

        The  following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance with generally accepted accounting principles in the investment company industry:

        Security Valuation

        Short-term  and money market  securities  are valued at amortized  cost which  approximates  market  value.
        Equity securities  listed on an established  exchange or on the NASDAQ National Market System are valued at the last  sale  price as of the  close of  business.  Fixed  income  and  other  securities  are  valued by independent  pricing services  approved by the Board of Directors.  Securities for which market  quotations are not readily  available  are valued at fair value as  determined in good faith by or under the direction of the Board of Directors.

        The Global Bond, Index European and Index Pacific  Portfolios may have elements of risk due to concentrated investments  in  foreign  issuers  located in a specific  country.  Such  concentrations  may  subject  the
        Portfolio to additional  risks  resulting  from future  political or economic  conditions  and/or  possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Foreign Currency Translations

        The accounting  records of the Global Bond,  Index European and Index Pacific  Portfolios are maintained in
        U.S. dollars.  Investment  securities,  and other assets and liabilities  denominated in a foreign currency are translated into U.S.  dollars at the current exchange rate.  Purchases and sales of securities,  income receipts and expense  payments are  translated  into U.S.  dollars at the exchange rate on the dates of the transactions.

        The Global  Bond,  Index  European  and Index  Pacific  Portfolios  isolate  that portion of the results of operations  resulting from changes in foreign exchange rates on investments  from the fluctuations  arising from changes in market prices of securities held.

        Net  realized  foreign  exchange  gains or losses  arise  from  sales of  portfolio  securities,  sales and maturities  of  short-term  securities,  sales of foreign  currencies,  currency  gains or losses  realized between the trade and settlement dates on securities  transactions,  the difference  between the amounts of dividends,  interest,  and foreign  withholding taxes recorded by the Global Bond, Index European and Index
        Pacific  Portfolios  and the  U.S.  dollar  equivalent  of the  amounts  actually  received  or  paid.  Net unrealized  foreign  exchange  gains and  losses  arise  from  changes  in the fair  values  of assets  and liabilities  including investments in securities at fiscal year end, resulting from changes in the exchange rate.

        Financial Futures Contracts

        The Index 400, Index European and Index Pacific  Portfolios may invest in financial  futures contracts as a substitute for a comparable  market position in the underlying  securities.  Upon entering into a financial futures  contract,  the  Portfolios  are  required to pledge to the broker an amount of cash  and/or  other assets  equal to a certain  percentage  of the  contract  amount  (initial  margin  deposit).  Receipts  or payments,  known as "variation  margin",  are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying  security.  The use of futures contracts may involve risks such as the  possibility  of  illiquid  markets or  imperfect  correlation  between  the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Forward Currency Transactions

        The Global Bond  Portfolio  enters into forward  currency  contracts  in order to reduce their  exposure to changes in foreign  currency  exchange  rates on their  foreign  security  holdings and to lock in the U.S.
        dollar cost of firm  purchase and sale  commitments  for  securities  denominated  in or exposed to foreign currencies.  A forward  currency  exchange  contract is a commitment to purchase or sell a foreign currency at a future date at a  negotiated  rate.  The gain or loss  arising  from the  difference  between the U.S.
        dollar cost of the original  contracts and the value of the foreign  currency in U.S.  dollars upon closing of such contract is shown separately on the Statement of Operations.

        Dividends

        Dividends  from net  investment  income of the  Portfolios  are  declared  and paid  semi-annually.  Income dividends  are  reinvested  in additional  shares at net asset value.  Dividends  from capital gains of the
        Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security  transactions  are accounted  for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in,  first-out method (FIFO) for the Index
        400, Index European and Index Pacific Portfolios and specific lot selection for the Global Bond Portfolio.

        Dividend income for the Portfolios is accrued as of the  ex-dividend  date and interest  income,  including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes,  each Portfolio of the Fund  qualifies as a regulated  investment  company under the  provisions of the Internal  Revenue Code by  distributing  substantially  all of its taxable net income (both  ordinary and capital gain) to its  shareholders  and complying  with other  requirements  for regulated investment companies.  Accordingly, no provision for federal income taxes has been made.


        Classification of Distributions to Shareholders

        The character of  distributions  made during the year from net investment  income or net realized gains are determined in accordance with income tax  regulations  that may differ from generally  accepted  accounting principles.  These  differences  are primarily due to differing  treatments of deferral of wash sales,  net operating losses and capital loss  carryforwards.  Also, due to the timing of dividend  distributions,  the fiscal  year in which  amounts  are  distributed  may differ  from the  fiscal  year in which the income or realized gain was recorded by the Portfolios.

2.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an  investment  advisory  agreement  with GW Capital  Management,  LLC (GWCM),  a wholly-owned  subsidiary  of the Company.  As  compensation  for its services to the Fund,  the  investment advisor  receives  monthly  compensation at the annual rate of 1.30% of the average daily net assets of the
        Global Bond  Portfolio,  .60% of the average  daily net assets of the Index 400  Portfolio and 1.00% of the average  daily net assets of the Index  European and Index  Pacific  Portfolios.  However,  the  investment advisor  shall pay any expenses  which exceed an annual rate,  including  management  fees, of 1.20% of the average daily net assets of the Index European and Index Pacific Portfolios.

        Expenses  incurred by the Fund, which are not fund specific,  are allocated based on relative net assets or other  appropriate  allocation  methods.  For the Global Bond and Index 400 Portfolios,  the management fee encompasses fund operation expenses.

3.     PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the six months  ended June 30,  2000,  the  aggregate  cost of  purchases  and  proceeds  from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                                Purchases               Sales
                                                                            ------------------    ------------------

      Global Bond Portfolio                                              $    181,489,059      $     181,513,007
      Index 400 Portfolio                                                        3,473,404             2,994,810
      Index European Portfolio                                                  47,418,453            49,130,154
      Index Pacific Portfolio                                                   52,150,601            46,025,087


        For the six months ended June 30, 2000,  the  aggregate  cost of purchases  and proceeds from sales of U.S.
        Government  securities were  $7,826,614 and $213,018,  respectively,  for the Global Bond Portfolio.  There were no purchases or sales of U.S. Government securities in any other portfolio.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

        The aggregate cost of  investments  and the  composition of unrealized  appreciation  and  depreciation  of investment securities for federal income tax purposes as of June 30, 2000, were as follows:

                                     Cost For                                                            Net
                                      Income                                                         Unrealized
                                        Tax                 Gross                 Gross             Appreciation
                                     Purposes           Appreciation          Depreciation         (Depreciation)
                                  ----------------    ------------------    ------------------    ------------------

         Global Bond
            Portfolio          $    96,513,659     $         843,374     $      (1,736,715)    $       (893,341)
         Index 400 Portfolio
                                      11,400,502           1,712,623            (1,631,740)              80,883
         Index European
            Portfolio              123,445,487            20,944,916            (7,105,507)           13,839,409
         Index Pacific
            Portfolio              148,368,289            24,683,376            (7,109,837)           17,573,539


5.     FUTURES CONTRACTS

        As of June 30,  2000,  the Index 400,  Index  European and Index  Pacific  held open  futures  contracts as follows:

                                                                                                     Unrealized
                                       Long               Number of            Expiration           Appreciation
                                     Contracts         Long Contracts             Date             (Depreciation)
                                  ----------------    ------------------    ------------------    -----------------

         Index 400 Portfolio      S&P MidCap
                                     400                           3        September 2000     $        (16,000)

                                                                                                  =================

         Index European           British Pound                 12          September 2000     $           3,288
            Portfolio             FTSE 100                       12         September 2000              (36,417)
                                  EURO                          20          September 2000                (6,288)
                                  MIB 30                          2         September 2000                (2,861)
                                  CAC 40                        12          September 2000              (17,533)
                                  DAX                             6         September 2000              (61,296)
                                                                                                  -----------------
                                                                                               $       (121,107)
                                                                                                  =================

         Index Pacific            Japanese Yen                   18         September 2000               (30,663)
            Portfolio             Nikkei 225                     25         September 2000     $          65,716
                                  AUD SPI                          9        September 2000                16,929
                                  AUS Dollar                       3        September 2000                (3,500)
                                  HANG SENG                        3        July 2000                      2,944
                                                                                                  -----------------
                                                                                               $          51,426
                                                                                                  =================


6.  FORWARD FOREIGN CURRENCY CONTRACTS

       As of June 30, 2000, the Global Bond Portfolio held the following forward foreign currency contracts:

                                                          Delivery                                   Net Unrealized
                                                            Value               Settlement            Appreciation/
                                                         (Currency)                Date              (Depreciation)
                                                      ------------------    --------------------    ------------------
      Long Contracts:
         Australian Dollar                                20,860,000          December 20, 2000  $       (502,684)
                                                                                                 $
         British Pound                                    18,155,000          December 20, 2000          (236,052)
         Canadian Dollar                                  17,800,000          December 20, 2000            15,017
         Euro                                             42,200,000          December 20, 2000           (94,036)
         Japanese Yen                                   342,500,000           December 20, 2000            10,626
         New Zealand Dollar                               14,655,000          December 20, 2000          (185,904)
         Swedish Krona                                  171,400,000           December 20, 2000          (360,159)

      Short Contracts:
         Australian Dollar                                 14,700,000         December 20, 2000            (10,540)
         British Pound                                     7,410,000          December 20, 2000             91,048
         Canadian Dollar                                   4,627,625          December 20, 2000              7,761
         Euro                                             13,279,000          December 20, 2000            69,797
         Japanese Yen                                   529,000,000           December 20, 2000           (51,833)
         New Zealand Dollar                                4,550,000          December 20, 2000           (21,907)
         Swedish Krona                                  109,200,000           December 20, 2000          (335,775)
                                                                                                    ------------------

      Net Depreciation                                                                           $      (1,604,641)
                                                                                                    ==================





----------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
JUNE 30, 2000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                     AGGRESSIVE
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                       PROFILE
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                      PORTFOLIO
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Investments in securities, market value  (1)                                $        24,711,661
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Subscriptions receivable                                                                  5,601
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Total assets                                                                         24,717,262
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Due to GW Capital Management                                                             49,657
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Dividends payable                                                                        15,062
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Total liabilities                                                                        64,719
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $        24,652,543
----------------------------------------------------------------------------------==================
----------------------------------------------------------------------------------==================

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Capital stock, $.10 par value                                               $         2,056,393
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Additional paid-in capital                                                           20,872,815
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) on investments                               833,410
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Overdistributed net investment income                                                   (40,147)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Accumulated net realized gain (loss) on investments                                     930,072
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $        24,652,543
----------------------------------------------------------------------------------==================
----------------------------------------------------------------------------------==================

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                           $            1.1988
----------------------------------------------------------------------------------==================
----------------------------------------------------------------------------------==================
(Offering and Redemption Price)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Authorized                                                                          100,000,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    Outstanding                                                                          20,563,933
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                         $        23,878,251
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
UNAUDITED
-----------------------------------------------------------------------------------------------------------


                                                                                             AGGRESSIVE
                                                                                               PROFILE
                                                                                              PORTFOLIO
                                                                                           ----------------
INVESTMENT INCOME:
Income distributions received                                                            $          41,749
                                                                                           ----------------

EXPENSES:
Management fees                                                                                     27,023
                                                                                           ----------------

NET INVESTMENT INCOME                                                                               14,726
                                                                                           ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                            150,247
Net capital gain distributions received                                                             82,847
Change in net unrealized appreciation (depreciation) on investments                               (781,286)
                                                                                           ----------------

Net realized and unrealized loss on investments                                                   (548,192)
                                                                                           ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $        (533,466)
                                                                                           ================

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                AGGRESSIVE PROFILE PORTFOLIO
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                    2000             1999
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                 UNAUDITED
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Net investment income                                                    $         14,726  $        11,043
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments                                           150,247          238,902
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Net capital gain distributions received                                            82,847        1,492,154
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on investments              (781,286)       1,280,891
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                  (533,466)       3,022,990
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    From net investment income                                                        (15,062)         (14,587)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    From net realized gains                                                                 0       (1,147,854)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Total distributions                                                               (15,062)      (1,162,441)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                               7,294,433        9,111,215
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                                           0        1,162,441
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Redemptions of shares                                                          (1,100,336)        (735,683)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions         6,194,097        9,537,973
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                         5,645,569       11,398,522
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Beginning of period                                                            19,006,974        7,608,452
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    End of period  (1)                                                       $     24,652,543  $    19,006,974
-------------------------------------------------------------------------------===============---==============
-------------------------------------------------------------------------------===============---==============

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SHARES:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Sold                                                                            6,077,645        8,046,973
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                                                 0          950,808
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Redeemed                                                                         (919,507)        (640,523)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease)                                                         5,158,138        8,357,258
-------------------------------------------------------------------------------===============---==============
-------------------------------------------------------------------------------===============---==============

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
(1)  Including overdistributed net investment income                         $        (40,147) $       (39,811)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE PROFILE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000, the years ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1999, 1998, and the period ended December 31, 1997 are as follows:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months Ended     Period Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                          June 30, 2000         1999              1998              1997
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                            UNAUDITED
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (A)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $        1.2338   $        1.0794   $        0.9505  $         1.0000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       0.0000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.0013            0.0036            0.0060            0.0047
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                              0.0040            0.0969            0.0286            0.0712
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total distributions received                                     0.0053            0.1005            0.0346            0.0759
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (0.0396)           0.1346            0.1061           (0.0432)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                  (0.0343)           0.2351            0.1407            0.0327
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.0007)          (0.0011)          (0.0111)          (0.0127)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                          0.0000           (0.0796)          (0.0007)          (0.0695)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.0007)          (0.0807)          (0.0118)          (0.0822)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $        1.1988   $        1.2338   $        1.0794  $         0.9505
----------------------------------------------------------==============----==============----==============---===============--
----------------------------------------------------------==============----==============----==============---===============--

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                                     (2.77%)           21.83%            14.84%             3.31%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                               $    24,652,543   $    19,006,974   $     7,608,452  $        697,434
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                           0.25% *           0.25%             0.25%             0.25% *
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                                                0.14% *           0.09%             0.97%             2.38% *
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          53.40%            77.51%            94.75%            59.90%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
*Annualized
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on September 9, 1997.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (Continued)
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
JUNE 30, 2000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
UNAUDITED
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                                 CONSERVATIVE
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                                   PROFILE
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                                  PORTFOLIO
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
ASSETS:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Investments in securities, market value  (1)                            $         16,410,700
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Subscriptions receivable                                                               6,180
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Total assets                                                                      16,416,880
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Due to GW Capital Management                                                          46,182
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Dividends payable                                                                    365,486
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Total liabilities                                                                    411,668
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $         16,005,212
------------------------------------------------------------------------------===================
------------------------------------------------------------------------------===================

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Capital stock, $.10 par value                                           $          1,596,603
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Additional paid-in capital                                                        15,112,437
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) on investments                           (237,744)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Overdistributed net investment income                                               (303,613)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Accumulated net realized gain (loss) on investments                                 (162,471)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $         16,005,212
------------------------------------------------------------------------------===================
------------------------------------------------------------------------------===================

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                       $             1.0025
------------------------------------------------------------------------------===================
------------------------------------------------------------------------------===================
(Offering and Redemption Price)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Authorized                                                                       100,000,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
    Outstanding                                                                       15,966,025
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                     $         16,648,444
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                               CONSERVATIVE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                                 PROFILE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                                PORTFOLIO
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Income distributions received                                                             $            385,671
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Management fees                                                                                         20,406
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                  365,265
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                               (256,194)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Net capital gain distributions received                                                                      0
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) on investments                                     95,425
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                                       (160,769)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $            204,496
--------------------------------------------------------------------------------------------===================
--------------------------------------------------------------------------------------------===================

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                          CONSERVATIVE PROFILE PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                              2000              1999
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                            UNAUDITED
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Net investment income                                               $       365,265  $        652,137
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments                                    (256,194)          (29,786)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Net capital gain distributions received                                           0           400,100
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on investments          95,425          (238,265)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations             204,496           784,186
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    From net investment income                                                 (365,486)         (652,372)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    From net realized gains                                                           0          (445,803)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Total distributions                                                        (365,486)       (1,098,175)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                         2,403,657         3,058,786
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                                     0         1,098,175
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Redemptions of shares                                                    (3,379,913)       (2,220,077)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions    (976,256)        1,936,884
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                  (1,137,246)        1,622,895
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Beginning of period                                                      17,142,458        15,519,563
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    End of period  (1)                                                  $    16,005,212  $     17,142,458
--------------------------------------------------------------------------==============---===============
--------------------------------------------------------------------------==============---===============

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHARES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Sold                                                                      2,352,380         2,931,536
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                                           0         1,080,312
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Redeemed                                                                 (3,335,666)       (2,129,121)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Net increase (decrease)                                                    (983,286)        1,882,727
--------------------------------------------------------------------------==============---===============
--------------------------------------------------------------------------==============---===============

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
(1)  Including overdistributed net investment income                    $      (303,613) $       (303,392)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
See notes to financial statements.
----------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE PROFILE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000, the years ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1999, 1998, and the period ended December 31, 1997 are as follows:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months Ended     Period Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                         June 30, 2000          1999              1998             1997
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                           UNAUDITED
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (A)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $         1.0114   $        1.0301  $         1.0088  $        1.0000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      0.0000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.0218            0.0428            0.0412           0.0145
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                              0.0000            0.0236            0.0149           0.0121
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total distributions received                                     0.0218            0.0664            0.0561           0.0266
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (0.0078)          (0.0169)           0.0266           0.0094
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                          0.0140            0.0495            0.0827           0.0360
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.0229)          (0.0406)          (0.0613)         (0.0159)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                          0.0000           (0.0276)          (0.0001)         (0.0113)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.0229)          (0.0682)          (0.0614)         (0.0272)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $         1.0025   $        1.0114  $         1.0301  $        1.0088
---------------------------------------------------------===============----==============---===============---==============---
---------------------------------------------------------===============----==============---===============---==============---

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                                      1.38%             4.86%             8.25%            3.60%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                              $     16,005,212   $    17,142,458  $     15,519,563  $       268,416
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                           0.25% *           0.25%             0.25%            0.25% *
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                                                4.48% *           3.94%             4.81%            8.83% *
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          50.01%            80.14%            99.16%           25.56%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
*Annualized
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on September 9, 1997.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (Continued)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
JUNE 30, 2000
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
UNAUDITED
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                                               MODERATE
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                                               PROFILE
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                                              PORTFOLIO
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Investments in securities, market value  (1)                         $       34,911,096
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Subscriptions receivable                                                         10,840
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Total assets                                                                 34,921,936
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Due to GW Capital Management                                                     73,621
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Dividends payable                                                               373,734
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Total liabilities                                                               447,355
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
NET ASSETS                                                               $       34,474,581
---------------------------------------------------------------------------=================
---------------------------------------------------------------------------=================

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Capital stock, $.10 par value                                        $        3,090,547
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Additional paid-in capital                                                   30,073,825
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) on investments                       544,520
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Overdistributed net investment income                                          (103,779)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Accumulated net realized gain (loss) on investments                             869,468
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
NET ASSETS                                                               $       34,474,581
---------------------------------------------------------------------------=================
---------------------------------------------------------------------------=================

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                    $           1.1155
---------------------------------------------------------------------------=================
---------------------------------------------------------------------------=================
(Offering and Redemption Price)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Authorized                                                                  100,000,000
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Outstanding                                                                  30,905,465
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                  $       34,366,576
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
UNAUDITED
---------------------------------------------------------------------------------------------------------------


                                                                                                  MODERATE
                                                                                                  PROFILE
                                                                                                 PORTFOLIO
                                                                                              -----------------
INVESTMENT INCOME:
Income distributions received                                                               $          412,091
                                                                                              -----------------

EXPENSES:
Management fees                                                                                         38,829
                                                                                              -----------------

NET INVESTMENT INCOME                                                                                  373,262
                                                                                              -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                                635,840
Net capital gain distributions received                                                                 72,650
Change in net unrealized appreciation (depreciation) on investments                                 (1,015,719)
                                                                                              -----------------

Net realized and unrealized loss on investments                                                       (307,229)
                                                                                              -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $           66,033
                                                                                              =================

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                               MODERATE PROFILE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                 2000              1999
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                               UNAUDITED
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Net investment income                                                  $       373,262  $        374,106
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments                                        635,840           257,538
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Net capital gain distributions received                                         72,650         1,753,966
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation) on investments         (1,015,719)        1,118,806
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations                 66,033         3,504,416
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    From net investment income                                                    (373,734)         (374,487)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    From net realized gains                                                              0        (1,800,475)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Total distributions                                                           (373,734)       (2,174,962)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Net proceeds from sales of shares                                            8,230,962        12,889,912
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Reinvestment of distributions                                                        0         2,174,962
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Redemptions of shares                                                       (1,409,345)       (1,034,559)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions      6,821,617        14,030,315
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                      6,513,916        15,359,769
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Beginning of period                                                         27,960,665        12,600,896
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    End of period  (1)                                                     $    34,474,581  $     27,960,665
-----------------------------------------------------------------------------==============---===============
-----------------------------------------------------------------------------==============---===============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SHARES:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Sold                                                                         7,326,131        11,861,098
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Issued in reinvestment of distributions                                              0         1,946,879
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Redeemed                                                                    (1,272,431)         (953,870)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease)                                                      6,053,700        12,854,107
-----------------------------------------------------------------------------==============---===============
-----------------------------------------------------------------------------==============---===============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(1)  Including overdistributed net investment income                       $      (103,779) $       (103,307)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
See notes to financial statements.                                                                (Continued)
-------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MODERATE PROFILE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000, the years ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1999, 1998, and the period ended December 31, 1997 are as follows:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months Ended     Period Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                          June 30, 2000         1999              1998             1997
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                            UNAUDITED
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (A)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $         1.1251  $        1.0503  $         0.9661  $        1.0000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      0.0000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.0129           0.0226            0.0171           0.0090
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                               0.0024           0.0706            0.0159           0.0477
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total distributions received                                      0.0153           0.0932            0.0330           0.0567
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           (0.0128)          0.0780            0.0769          (0.0308)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                           0.0025           0.1712            0.1099           0.0259
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                       (0.0121)         (0.0182)          (0.0257)         (0.0144)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                           0.0000          (0.0782)           0.0000          (0.0454)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.0121)         (0.0964)          (0.0257)         (0.0598)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $         1.1155  $        1.1251  $         1.0503  $        0.9661
----------------------------------------------------------===============---==============---===============---==============---
----------------------------------------------------------===============---==============---===============---==============---

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                                       0.23%           16.43%            11.41%            2.60%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                               $     34,474,581  $    27,960,665  $     12,600,896  $     1,044,081
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                            0.25% *          0.25%             0.25%            0.25% *
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                                                 2.41% *          1.91%             2.27%            5.51% *
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                           46.12%          105.60%           114.39%           31.39%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
*Annualized
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on September 9, 1997.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (Continued)
--------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JUNE 30, 2000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                      MODERATELY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                      AGGRESSIVE
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                       PROFILE
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                      PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ASSETS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Investments in securities, market value  (1)                                $         47,909,367
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Subscriptions receivable                                                                  10,824
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Total assets                                                                          47,920,191
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Due to GW Capital Management                                                              96,383
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Dividends payable                                                                        217,631
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Total liabilities                                                                        314,014
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $         47,606,177
----------------------------------------------------------------------------------===================
----------------------------------------------------------------------------------===================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Capital stock, $.10 par value                                               $          3,963,322
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Additional paid-in capital                                                            40,115,797
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) on investments                              1,387,063
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Overdistributed net investment income                                                   (115,521)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Accumulated net realized gain (loss) on investments                                    2,255,516
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $         47,606,177
----------------------------------------------------------------------------------===================
----------------------------------------------------------------------------------===================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                           $             1.2012
----------------------------------------------------------------------------------===================
----------------------------------------------------------------------------------===================
(Offering and Redemption Price)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Authorized                                                                           100,000,000
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Outstanding                                                                           39,633,217
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                         $         46,522,304
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
UNAUDITED
-------------------------------------------------------------------------------------------------------------

                                                                                               MODERATELY
                                                                                               AGGRESSIVE
                                                                                                PROFILE
                                                                                               PORTFOLIO
                                                                                            -----------------
INVESTMENT INCOME:
Income distributions received                                                             $          269,083
                                                                                            -----------------

EXPENSES:
Management fees                                                                                       52,101
                                                                                            -----------------

NET INVESTMENT INCOME                                                                                216,982
                                                                                            -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                              941,075
Net capital gain distributions received                                                              128,784
Change in net unrealized appreciation (depreciation) on investments                               (1,630,389)
                                                                                            -----------------

Net realized and unrealized loss on investments                                                     (560,530)
                                                                                            -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $         (343,548)
                                                                                            =================

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            MODERATELY AGGRESSIVE PROFILE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2000                  1999
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                              UNAUDITED
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                                $        216,982      $        236,733
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                                       941,075               742,913
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Net capital gain distributions received                                                       128,784             2,298,966
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                        (1,630,389)            2,539,941
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     #REF!                                                                                        (343,548)            5,818,553
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     From net investment income                                                                   (217,631)             (237,229)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     From net realized gains                                                                             0            (2,043,180)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                                          (217,631)           (2,280,409)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                                          13,006,413            17,130,738
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                                       0             2,280,409
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                                      (1,308,505)           (1,545,929)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from share transactions                               11,697,908            17,865,218
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Total increase in net assets                                                               11,136,729            21,403,362
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                                        36,469,448            15,066,086
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                                   $     47,606,177      $     36,469,448
--------------------------------------------------------------------------------------------===============-------===============
--------------------------------------------------------------------------------------------===============-------===============

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SHARES:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Sold                                                                                       10,709,124            15,281,120
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                                             0             1,892,423
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Redeemed                                                                                   (1,012,925)           (1,358,866)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
     Net increase                                                                                9,696,199            15,814,677
--------------------------------------------------------------------------------------------===============-------===============
--------------------------------------------------------------------------------------------===============-------===============

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 #                                                                                        $       (115,521)     $       (114,872)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MODERATELY AGGRESSIVE PROFILE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000, the years ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1999, 1998, and the period ended December 31, 1997 are as follows:
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months Ended    Period Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                           June 30, 2000         1999             1998              1997
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                             UNAUDITED
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (A)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $        1.2182  $         1.0668  $        0.9676   $        1.0000
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       0.0000
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.0064            0.0142           0.0136            0.0075
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                               0.0032            0.0768           0.0284            0.0568
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total distributions received                                      0.0096            0.0910           0.0420            0.0643
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           (0.0211)           0.1430           0.0790           (0.0279)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                   (0.0115)           0.2340           0.1210            0.0364
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                       (0.0055)          (0.0099)         (0.0217)          (0.0141)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                           0.0000           (0.0727)         (0.0001)          (0.0547)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.0055)          (0.0826)         (0.0218)          (0.0688)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $        1.2012  $         1.2182  $        1.0668   $        0.9676
-----------------------------------------------------------==============---===============---==============----==============---
-----------------------------------------------------------==============---===============---==============----==============---

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                      (0.94%)           22.05%           12.54%             3.66%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                $    47,606,177  $     36,469,448  $    15,066,086   $     1,630,969
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                            0.25% *           0.25%            0.25%             0.25% *
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                                                 1.04% *           0.96%            1.80%             4.19% *
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                           41.57%           101.16%          123.12%            41.30%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
*Annualized
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on September 9, 1997.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (Continued)
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JUNE 30, 2000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                      MODERATELY
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                  CONSERVATIVE
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                        PROFILE
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                       PORTFOLIO
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Investments in securities, market value  (1)                                $          15,099,548
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Subscriptions receivable                                                                    6,221
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Total assets                                                                           15,105,769
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Due to GW Capital Management                                                               37,354
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Dividends payable                                                                         227,316
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Total liabilities                                                                         264,670
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $          14,841,099
----------------------------------------------------------------------------------====================
----------------------------------------------------------------------------------====================

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Capital stock, $.10 par value                                               $           1,441,611
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Additional paid-in capital                                                             13,688,397
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) on investments                                (310,887)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Overdistributed net investment income                                                    (120,908)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Accumulated net realized gain (loss) on investments                                       142,886
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $          14,841,099
----------------------------------------------------------------------------------====================
----------------------------------------------------------------------------------====================

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                           $              1.0295
----------------------------------------------------------------------------------====================
----------------------------------------------------------------------------------====================
(Offering and Redemption Price)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Authorized                                                                            100,000,000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
    Outstanding                                                                            14,416,109
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                         $          15,410,435
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
UNAUDITED
-----------------------------------------------------------------------------------------------------------

                                                                                             MODERATELY
                                                                                          CONSERVATIVE
                                                                                              PROFILE
                                                                                             PORTFOLIO
                                                                                          -----------------
INVESTMENT INCOME:
Income distributions received                                                           $          244,781
                                                                                          -----------------

EXPENSES:
Management fees                                                                                     17,669
                                                                                          -----------------

NET INVESTMENT INCOME                                                                              227,112
                                                                                          -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                            126,840
Net capital gain distributions received                                                             33,372
Change in net unrealized appreciation (depreciation) on investments                               (582,167)
                                                                                          -----------------

Net realized and unrealized loss on investments                                                   (421,955)
                                                                                          -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $         (194,843)
                                                                                          =================

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                        MODERATELY CONSERVATIVE PROFILE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                             2000                  1999
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                           UNAUDITED
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                            $         227,112     $         327,716
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                                    126,840               (67,001)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Net capital gain distributions received                                                     33,372               580,576
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                       (582,167)              182,640
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     #REF!                                                                                     (194,843)            1,023,931
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     From net investment income                                                                (227,316)             (327,902)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     From net realized gains                                                                          0              (567,732)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                                       (227,316)             (895,634)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                                        2,675,853             4,114,880
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                                    0               895,634
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                                   (1,085,078)           (1,052,905)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from share transactions                             1,590,775             3,957,609
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Total increase in net assets                                                             1,168,616             4,085,906
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                                     13,672,483             9,586,577
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                               $      14,841,099     $      13,672,483
----------------------------------------------------------------------------------------================------================
----------------------------------------------------------------------------------------================------================

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SHARES:
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Sold                                                                                     2,555,525             3,873,320
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                                          0               846,178
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Redeemed                                                                                (1,040,575)             (974,819)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Net increase                                                                             1,514,950             3,744,679
----------------------------------------------------------------------------------------================------================
----------------------------------------------------------------------------------------================------================

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 #                                                                                    $        (120,908)    $        (120,704)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.                                                                                 (Concluded)
------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MODERATELY CONSERVATIVE PROFILE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000, the years ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1999, 1998, and the period ended December 31, 1997 are as follows:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months Ended     Period Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                          June 30, 2000         1999              1998             1997
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                            UNAUDITED
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (A)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $         1.0598  $        1.0470  $         0.9909  $        1.0000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      0.0000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.0168           0.0309            0.0266           0.0132
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                               0.0023           0.0450            0.0121           0.0182
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total distributions received                                      0.0191           0.0759            0.0387           0.0314
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           (0.0336)          0.0104            0.0576          (0.0085)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                   (0.0145)          0.0863            0.0963           0.0229
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                       (0.0158)         (0.0271)          (0.0398)         (0.0151)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                           0.0000          (0.0464)          (0.0004)         (0.0169)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.0158)         (0.0735)          (0.0402)         (0.0320)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $         1.0295  $        1.0598  $         1.0470  $        0.9909
----------------------------------------------------------===============---==============---===============---==============---
----------------------------------------------------------===============---==============---===============---==============---

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                                      (1.37%)           8.34%             9.75%            2.29%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                               $     14,841,099  $    13,672,483  $      9,586,577  $       534,975
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                            0.25% *          0.25%             0.25%            0.25% *
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Average Net Assets                                                 3.22% *          2.70%             3.41%            6.02% *
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                           48.46%          116.96%           112.09%           32.97%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
*Annualized
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on September 9, 1997.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (Concluded)
--------------------------------------------------------------------------------------------------------------------------------























                                              MAXIM SERIES FUND, INC.

                                 Financial Statements and Financial Highlights for
                      the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999

                                                   (Section 12)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim  Series  Fund,  Inc.  (the Fund) is a Maryland  corporation  organized  on December 7, 1981 under the
        Investment  Company Act of 1940 (the 1940 Act) as an open-end  management  investment company and presently consists of thirty-six  portfolios.  Interests in the Aggressive Profile,  Conservative  Profile,  Moderate
        Profile,  Moderately Aggressive Profile and Moderately Conservative Profile Portfolios (the Portfolios) are
        included  herein  and are  represented  by  separate  classes  of  beneficial  interest  of the  Fund.  The investment  objective of each  Portfolio  is: to seek  long-term  capital  appreciation  primarily  through investments  in underlying  portfolios of the Fund that  emphasize  equity  investments  for the Aggressive
        Profile; to seek long-term capital appreciation  primarily through investments in underlying  portfolios of the Fund that emphasize fixed income  investments for the Conservative  Profile;  to seek long-term capital appreciation  primarily  through  investments in underlying  portfolios of the Fund with a relatively equal emphasis on equity and fixed  income  investments  for the  Moderate  Profile;  to seek  long-term  capital appreciation  primarily  through  investments in underlying  portfolios of the Fund that  emphasize  equity investments,  and to a lesser degree,  in those that emphasize fixed income  investments for the Moderately
        Aggressive  Profile;  and  to  seek  capital  appreciation  primarily  through  investments  in  underlying portfolios of the Fund that  emphasize  fixed income  investments,  and to a lesser  degree,  in those that emphasize equity investments for the Moderately  Conservative  Portfolio.  Each Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment  option for certain  variable  annuity contracts,  variable  life policies and certain  qualified  retirement  plans issued by  Great-West  Life &
        Annuity Insurance Company (the Company) and New England Financial.

        The  preparation  of financial  statements in conformity  with  generally  accepted  accounting  principles requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and liabilities  and disclosure of contingent  assets and  liabilities at the date of the financial  statements and the reported amounts of revenue and expenses during the reporting  period.  Actual results could differ from those estimates.

        The  following is a summary of the  significant  accounting  policies of the Fund,  which are in accordance with generally accepted accounting principles in the investment company industry:

        Security Valuation

        Investments  in shares of the  portfolios  of the Maxim Series Fund,  Inc. are carried at fair value (i.e., net asset value).

        Dividends

        Dividends  from net  investment  income of the  Portfolios  are  declared  and paid  semi-annually.  Income dividends  are  reinvested  in additional  shares at net asset value.  Dividends  from capital gains of the
        Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security  transactions  are accounted  for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolios is accrued as of the  ex-dividend  date and interest  income,  including amortization of discounts and premiums, is recorded daily.


        Federal Income Taxes

        For federal income tax purposes,  each Portfolio of the Fund  qualifies as a regulated  investment  company under the  provisions of the Internal  Revenue Code by  distributing  substantially  all of its taxable net income (both  ordinary and capital gain) to its  shareholders  and complying  with other  requirements  for regulated investment companies.  Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of  distributions  made during the year from net investment  income or net realized gains are determined in accordance with income tax  regulations  that may differ from generally  accepted  accounting principles.  These  differences  are primarily due to differing  treatments of deferral of wash sales,  net operating losses and capital loss  carryforwards.  Also, due to the timing of dividend  distributions,  the fiscal  year in which  amounts  are  distributed  may differ  from the  fiscal  year in which the income or realized gain was recorded by the Portfolios.

2.     INVESTMENT ADVISORY AGREEMENT

        The Fund has entered into an investment advisory agreement with GW Capital Management,  LLC, a wholly-owned subsidiary of the Company.  As compensation  for its services to the Fund, the investment  advisor receives monthly  compensation  at the annual rate of .25% of the average  daily net assets of the  Portfolios.  The
        Portfolios will also bear the indirect  expense of the underlying  investments.  The total expenses at June
        30, 2000 for each of the underlying  investments were 1.34% of the average daily net assets of the American
        Century  VP  International  Portfolio;  0.50% of the  average  daily net  assets of the  Maxim  Bond  Index
        Portfolio;  0.60% of the average daily net assets of the Maxim Index 600, Maxim  Short-Term  Maturity Bond,
        Maxim Stock Index, Maxim U.S. Government Securities and Maxim Value Index Portfolios;  0.90% of the average daily net assets of the Maxim  Loomis  Sayles  Corporate  Bond  Portfolio;  1.05% of the average  daily net assets of the Maxim T. Rowe Price MidCap  Growth  Portfolio;  1.03% of the average  daily net assets of the
        Maxim INVESCO Small-Cap Growth  Portfolio;  and 1.12% of the average daily net assets of the Maxim Founders
        Growth & Income Portfolio.

3.     UNREALIZED APPRECIATION (DEPRECIATION)

        The aggregate cost of  investments  and the  composition of unrealized  appreciation  and  depreciation  of investment securities for federal income tax purposes as of June 30, 2000, were as follows:

                                     Cost For                                                            Net
                                      Income                                                         Unrealized
                                        Tax                 Gross                 Gross             Appreciation
                                     Purposes           Appreciation          Depreciation         (Depreciation)
                                  ----------------    ------------------    ------------------    ------------------

      Aggressive Profile
         Portfolio             $    23,934,582     $       1,579,375     $        (802,296)    $        777,079
      Conservative Profile
         Portfolio                  16,709,002               116,086              (414,388)            (298,302)
      Moderate Profile
         Portfolio                  34,438,896             1,545,575            (1,073,375)             472,200
      Moderately Aggressive
         Profile Portfolio
                                    46,589,061             2,692,873            (1,372,567)           1,320,306
      Moderately
         Conservative
         Profile Portfolio          15,487,518               214,338              (602,308)            (387,970)


4.       INVESTMENT IN SHARES OF MUTUAL FUNDS

       Shares owned and related values at June 30, 2000 were as follows:

                                                                                 Shares                 Value
      Aggressive Profile Portfolio
            American Century VP International Portfolio                            544,024     $       6,288,918
            Maxim INVESCO Small-Cap Growth Portfolio                               931,594             2,869,174
            Maxim Index 600 Portfolio                                           2,927,016              2,475,164
            Maxim Stock Index Portfolio                                            597,322             2,407,814
            Maxim T. Rowe Price Mid-Cap Growth Portfolio                        4,340,860              7,294,708
            Maxim Value Index Portfolio                                         1,966,146              3,375,883
                                                                                                  ------------------

                                                                                               $      24,711,661
                                                                                                  ==================

      Conservative Profile Portfolio
            Maxim Bond Index Portfolio                                          1,347,883      $       1,667,790
            Maxim Loomis Sayles Corporate Bond Portfolio                        1,590,855              1,681,113
            Maxim Short-Term Maturity Bond Portfolio                            5,752,456              5,728,668
            Maxim Stock Index Portfolio                                            414,157             1,669,476
            Maxim U.S. Government Securities Portfolio                          3,172,427              3,324,513
            Maxim Value Index Portfolio                                         1,362,337              2,339,140
                                                                                                  ------------------

                                                                                               $      16,410,700
                                                                                                  ==================

      Moderate Profile Portfolio
      ---------------------------------------------------------------------
            American Century VP International Portfolio                            465,899     $       5,385,787
      -----
            Maxim INVESCO Small-Cap Growth Portfolio                            1,329,290              4,094,022
      -----
            Maxim Loomis Sayles Corporate Bond Portfolio                        3,279,789              3,465,871
      -----
            Maxim Short-Term Maturity Bond Portfolio                            5,086,801              5,065,766
      -----
            Maxim Stock Index Portfolio                                            853,328             3,439,779
      -----
            Maxim T. Rowe Price MidCap Growth Portfolio                         3,099,068              5,207,908
      -----
            Maxim U.S. Government Securities Portfolio                          3,270,574              3,427,365
      -----
            Maxim Value Index Portfolio                                         2,809,892              4,824,598
      -----                                                                                       ------------------

      -----
                                                                                               $      34,911,096
      -----                                                                                       ==================

      -----
      Moderately Aggressive Profile Portfolio
      ---------------------------------------------------------------------
            American Century VP International Portfolio                            848,351             9,806,935
      -----
            Maxim Founders Growth & Income Portfolio                            4,014,451              4,734,496
      -----
            Maxim INVESCO Small-Cap Growth Portfolio                            1,815,112              5,590,282
      -----
            Maxim Stock Index Portfolio                                         1,164,807              4,695,355
      -----
            Maxim T. Rowe Price MidCap Growth Portfolio                         5,641,981              9,481,211
      -----
            Maxim U.S. Government Securities Portfolio                          6,694,853              7,015,805
      -----
            Maxim Value Index Portfolio                                         3,835,331              6,585,283
      -----                                                                                       ------------------

      -----
                                                                                               $      47,909,367
      -----                                                                                       ==================


                                                                                 Shares                 Value
      -----
      Moderately Conservative Profile Portfolio
      ---------------------------------------------------------------------
            American Century VP International Portfolio                            205,981             2,381,140
      -----
            Maxim Loomis Sayles Corporate Bond Portfolio                        1,448,970              1,531,178
      -----
            Maxim Stock Index Portfolio                                            377,058             1,519,929
      -----
            Maxim Short-Term Maturity Bond Portfolio                            3,744,982              3,729,495
      -----
            Maxim T. Rowe Price MidCap Growth Portfolio                            913,182             1,534,580
      -----
            Maxim U.S. Government Securities Portfolio                          2,167,336              2,271,238
      -----
            Maxim Value Index Portfolio                                         1,241,690              2,131,988
      -----                                                                                       ------------------

      -----
                                                                                               $      15,099,548
      -----                                                                                       ==================

      -----

      -----



---------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
JUNE 30, 2000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                              AGGRESSIVE
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                              PROFILE II
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                               PORTFOLIO
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
ASSETS:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                        $        21,981,128
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Subscriptions receivable                                                          6,928
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Total assets                                                                 21,988,056
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Dividends Payable                                                                21,554
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                      5,453
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Redemptions payable                                                                   0
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Total liabilities                                                                27,007
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NET ASSETS                                                               $        21,961,049
---------------------------------------------------------------------------==================
---------------------------------------------------------------------------==================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                       $           198,903
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Additional paid-in capital                                                   21,497,085
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Net unrealized appreciation on investments                                      480,939
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Undistributed net investment income                                                 530
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Accumulated net realized gain (loss) on investments                            (216,408)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NET ASSETS                                                               $        21,961,049
---------------------------------------------------------------------------==================
---------------------------------------------------------------------------==================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                    $           11.0411
---------------------------------------------------------------------------==================
---------------------------------------------------------------------------==================
(Offering and Redemption Price)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Authorized                                                                  100,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Outstanding                                                                   1,989,026
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                  $        21,500,189
---------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                           AGGRESSIVE
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                           PROFILE II
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                           PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Income distributions received                                                        $             27,324
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Management fees                                                                                     5,228
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              22,096
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                          (290,047)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments                                              436,205
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                            146,158
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $            168,254
---------------------------------------------------------------------------------------===================
---------------------------------------------------------------------------------------===================

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND THE PERIOD ENDING DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                      AGGRESSIVE PROFILE II
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                     2000              1999
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                   UNAUDITED            (A)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net investment income                                                     $        22,096   $         3,659
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                          (290,047)           19,163
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net capital gain distributions received                                                 0           126,231
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments               436,205            44,734
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                              168,254           193,787
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     From net investment income                                                        (21,554)           (3,671)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     From net realized gains                                                                 0           (71,755)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Total distributions                                                               (21,554)          (75,426)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                              19,945,932         2,004,558
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                           0            75,426
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                            (327,313)           (2,615)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from share transactions                   19,618,619         2,077,369
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Total increase in net assets                                                   19,765,319         2,195,730
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Beginning of period                                                             2,195,730                 0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                        $    21,961,049   $     2,195,730
---------------------------------------------------------------------------------==============----==============
---------------------------------------------------------------------------------==============----==============

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
SHARES:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Sold                                                                            1,819,799           192,692
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                                 0             6,900
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Redeemed                                                                          (30,120)             (245)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
     Net increase                                                                    1,789,679           199,347
---------------------------------------------------------------------------------==============----==============
---------------------------------------------------------------------------------==============----==============

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
(1)  Including undistributed (overdistributed) net investment income           $           530   $           (12)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Portfolio inception dates:  (A):   September 16, 1999;  (B):  September 30, 1999.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE PROFILE II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the period ended
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1999 are as follows:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                          Period Ended
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                              Six Months Ended            December 31,
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                June 30, 2000                 1999
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  UNAUDITED                   (A)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $             11.0146                   9.7751
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          0.0000                   0.0000
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     0.0119                   0.0191
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                                                       0.0000                   0.6332
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total distributions received                                                              0.0119                   0.6523
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                           0.0261                   0.9792
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                   0.0380                   1.6315
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (0.0115)                 (0.0191)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                   0.0000                  (0.3729)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                      (0.0115)                 (0.3920)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $             11.0411                  11.0146
-----------------------------------------------------------------------------====================------===================---
-----------------------------------------------------------------------------====================------===================---

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                                               0.35%                   16.72%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                                  $          21,961,049                2,195,730
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                    0.10%   *                0.10% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                       0.42%   *                1.63% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                   63.54%                  114.40%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
*Annualized
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on September 16, 1999.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               (Continued)
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
JUNE 30, 2000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
UNAUDITED
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                             CONSERVATIVE
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                              PROFILE II
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                               PORTFOLIO
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
ASSETS:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                        $         2,255,364
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Subscriptions receivable                                                          2,005
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Total assets                                                                  2,257,369
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Dividends Payable                                                                36,271
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                        725
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Redemptions payable                                                                   0
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Total liabilities                                                                36,996
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NET ASSETS                                                               $         2,220,373
---------------------------------------------------------------------------==================
---------------------------------------------------------------------------==================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                       $            21,744
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Additional paid-in capital                                                    2,191,622
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Net unrealized appreciation on investments                                        8,511
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Undistributed net investment income                                                 214
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Accumulated net realized gain (loss) on investments                              (1,718)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NET ASSETS                                                               $         2,220,373
---------------------------------------------------------------------------==================
---------------------------------------------------------------------------==================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                    $           10.2117
---------------------------------------------------------------------------==================
---------------------------------------------------------------------------==================
(Offering and Redemption Price)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Authorized                                                                  100,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Outstanding                                                                     217,435
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                  $         2,246,853
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                         CONSERVATIVE
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                          PROFILE II
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                           PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Income distributions received                                                       $              37,073
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Management fees                                                                                       624
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              36,449
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                           (19,351)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments                                               17,199
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                             (2,152)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $              34,297
--------------------------------------------------------------------------------------====================
--------------------------------------------------------------------------------------====================

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND THE PERIOD ENDING DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                                                  CONSERVATIVE PROFILE II
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                                                PORTFOLIO
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                                                  2000              1999
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                                                  UNAUDITED          (B)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Net investment income                                                  $        36,449   $         8,319
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                        (19,351)            8,248
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Net capital gain distributions received                                              0            13,224
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments             17,199            (8,688)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                            34,297            21,103
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     From net investment income                                                     (36,271)           (8,283)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     From net realized gains                                                              0            (3,839)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Total distributions                                                            (36,271)          (12,122)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                            1,924,010           717,823
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                        0            12,122
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                         (440,589)                0
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from share transactions                 1,483,421           729,945
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Total increase in net assets                                                 1,481,447           738,926
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Beginning of period                                                            738,926                 0
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                     $     2,220,373   $       738,926
------------------------------------------------------------------------------==============----==============
------------------------------------------------------------------------------==============----==============

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
SHARES:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Sold                                                                           188,908            71,017
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                              0             1,185
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Redeemed                                                                       (43,675)                0
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Net increase                                                                   145,233            72,202
------------------------------------------------------------------------------==============----==============
------------------------------------------------------------------------------==============----==============

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
(1)  Including undistributed (overdistributed) net investment income        $           214   $            36
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Portfolio inception dates:  (A):   September 16, 1999;  (B):  September 30, 1999.
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE PROFILE II PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the period ended
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 1999 are as follows:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         Period Ended
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                              Six Months Ended           December 31,
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                June 30, 2000                1999
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                  UNAUDITED                  (A)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $             10.2341    $             9.9102
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                          0.0000                  0.0000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     0.1820                  0.1177
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                                                       0.0000                  0.1832
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total distributions received                                                              0.1820                  0.3009
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                   (0.0229)                 0.1945
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                   0.1591                  0.4954
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (0.1815)                (0.1172)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                   0.0000                 (0.0543)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                      (0.1815)                (0.1715)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $             10.2117    $            10.2341
-----------------------------------------------------------------------------====================-----===================---
-----------------------------------------------------------------------------====================-----===================---

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return                                                                               1.56%                   5.00%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                                  $           2,220,373    $            738,926
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                    0.10% *                 0.10% *
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                       5.82% *                 8.24% *
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                   57.68%                 176.32%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
*Annualized
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on September 30, 1999.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              (Continued)
----------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
JUNE 30, 2000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
UNAUDITED
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                                    MODERATE
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                                   PROFILE II
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                                    PORTFOLIO
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
ASSETS:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                              $      14,559,477
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                              1,978
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Total assets                                                                     14,561,455
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Dividends Payable                                                                   131,744
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                          4,395
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Redemptions payable                                                                       0
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Total liabilities                                                                   136,139
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $      14,425,316
---------------------------------------------------------------------------------================
---------------------------------------------------------------------------------================

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                             $         138,804
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                       14,063,007
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Net unrealized appreciation on investments                                           46,219
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Undistributed net investment income                                                     778
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Accumulated net realized gain (loss) on investments                                 176,508
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $      14,425,316
---------------------------------------------------------------------------------================
---------------------------------------------------------------------------------================

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                          $         10.3925
---------------------------------------------------------------------------------================
---------------------------------------------------------------------------------================
(Offering and Redemption Price)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Authorized                                                                      100,000,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     Outstanding                                                                       1,388,044
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                        $      14,513,258
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
UNAUDITED
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                           MODERATE
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                          PROFILE II
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                          PORTFOLIO
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Income distributions received                                                        $          136,554
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Management fees                                                                                   4,090
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           132,464
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                         108,538
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments                                             28,480
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                          137,018
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $          269,482
---------------------------------------------------------------------------------------=================
---------------------------------------------------------------------------------------=================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND THE PERIOD ENDING DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                    MODERATE PROFILE II
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                PORTFOLIO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                   2000            1999
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                                                  UNAUDITED         (A)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net investment income                                                   $      132,464  $        17,434
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                        108,538           22,276
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net capital gain distributions received                                              0           91,974
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments             28,480           17,739
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                           269,482          149,423
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     From net investment income                                                    (131,744)         (17,376)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     From net realized gains                                                              0          (46,280)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Total distributions                                                           (131,744)         (63,656)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                           14,065,765        2,560,625
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                        0           63,656
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                       (2,483,736)          (4,499)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from share transactions                11,582,029        2,619,782
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Total increase in net assets                                                11,719,767        2,705,549
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Beginning of period                                                          2,705,549                0
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                      $   14,425,316  $     2,705,549
-------------------------------------------------------------------------------=============---==============
-------------------------------------------------------------------------------=============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
SHARES:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Sold                                                                         1,350,594          255,116
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                              0            6,161
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Redeemed                                                                      (223,390)            (437)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase                                                                 1,127,204          260,840
-------------------------------------------------------------------------------=============---==============
-------------------------------------------------------------------------------=============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(1)  Including undistributed (overdistributed) net investment income         $          778  $            58
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Portfolio inception dates:  (A):   September 16, 1999;  (B):  September 30, 1999.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
See notes to financial statements.                                                                (Continued)
-------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MODERATE PROFILE II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the period ended
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1999 are as follows:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                          Period Ended
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                              Six Months Ended            December 31,
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                June 30, 2000                 1999
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  UNAUDITED                   (A)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $             10.3724                   9.7937
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          0.0000                   0.0000
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     0.0988                   0.0685
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                                                       0.0000                   0.3526
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total distributions received                                                              0.0988                   0.4211
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                           0.0196                   0.4076
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                   0.1184                   0.8287
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (0.0984)                 (0.0683)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                   0.0000                  (0.1817)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                      (0.0984)                 (0.2500)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $             10.3924                  10.3724
-----------------------------------------------------------------------------====================------===================---
-----------------------------------------------------------------------------====================------===================---

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                                               1.15%                    8.47%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                                  $          14,425,316                2,705,549
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                    0.10%   *                0.10% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                       3.25%   *                5.72% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                  121.51%                  113.22%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
*Annualized
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on September 16, 1999.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               (Continued)
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
JUNE 30, 2000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                      MODERATELY
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                      AGGRESSIVE
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                      PROFILE II
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                       PORTFOLIO
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                                 $      18,472,026
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Subscriptions receivable                                                                     0
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Total assets                                                                        18,472,026
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Dividends Payable                                                                      108,731
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Due to GW Capital Management                                                             4,764
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Redemptions payable                                                                      3,571
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Total liabilities                                                                      117,066
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $      18,354,960
------------------------------------------------------------------------------------================
------------------------------------------------------------------------------------================

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                                $         172,128
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Additional paid-in capital                                                          17,914,735
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Net unrealized appreciation on investments                                             349,655
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Undistributed net investment income                                                        979
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Accumulated net realized gain (loss) on investments                                    (82,537)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $      18,354,960
------------------------------------------------------------------------------------================
------------------------------------------------------------------------------------================

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                                             $         10.6636
------------------------------------------------------------------------------------================
------------------------------------------------------------------------------------================
(Offering and Redemption Price)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Authorized                                                                         100,000,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Outstanding                                                                          1,721,276
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                                           $      18,122,371
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
UNAUDITED
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                       MODERATELY
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                       AGGRESSIVE
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                       PROFILE II
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                        PORTFOLIO
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Income distributions received                                                    $             114,055
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Management fees                                                                                  4,425
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          109,630
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                       (166,538)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments                                           314,161
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                         147,623
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $             257,253
-----------------------------------------------------------------------------------====================
-----------------------------------------------------------------------------------====================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND THE PERIOD ENDING DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                            MODERATELY AGGRESSIVE
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                     PROFILE II PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                          2000                1999
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                          UNAUDITED            (A)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 ##
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                         $        109,630    $          16,137
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                               (166,538)              21,083
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Net capital gain distributions received                                                      0              138,956
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                    314,161               35,494
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                                   257,253              211,670
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     From net investment income                                                            (108,731)             (16,057)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     From net realized gains                                                                      0              (76,038)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                                   (108,731)             (92,095)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                                   15,419,075            3,567,306
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                                0               92,095
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                                 (977,734)             (13,879)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from share transactions                        14,441,341            3,645,522
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Total increase in net assets                                                        14,589,863            3,765,097
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                                  3,765,097                    0
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                            $     18,354,960    $       3,765,097
-------------------------------------------------------------------------------------===============-----================
-------------------------------------------------------------------------------------===============-----================

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SHARES:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Sold                                                                                 1,462,308              344,181
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                                      0                8,644
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Redeemed                                                                               (92,573)              (1,284)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Net increase                                                                         1,369,735              351,541
-------------------------------------------------------------------------------------===============-----================
-------------------------------------------------------------------------------------===============-----================

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
(1)  Including undistributed net investment income                                 $            979    $              80
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Portfolio inception dates:  (A):   September 16, 1999;  (B):  September 27, 1999.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 ##
-------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the period ended
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1999 are as follows:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                          Period Ended
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                              Six Months Ended            December 31,
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                June 30, 2000                 1999
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  UNAUDITED                   (A)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $             10.7103                   9.8559
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          0.0000                   0.0000
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     0.0665                   0.0471
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                                                       0.0000                   0.3953
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total distributions received                                                              0.0665                   0.4424
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                   (0.0471)                  0.6808
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                   0.0194                   1.1232
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (0.0661)                 (0.0469)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                   0.0000                  (0.2219)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                      (0.0661)                 (0.2688)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $             10.6636                  10.7103
-----------------------------------------------------------------------------====================------===================---
-----------------------------------------------------------------------------====================------===================---

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                                               0.19%                   11.41%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                                  $          18,354,960                3,765,097
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                    0.10%   *                0.10% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                       2.49%   *                4.76% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                   61.98%                  105.09%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
*Annualized
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on September 16, 1999.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               (Continued)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
JUNE 30, 2000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          MODERATELY
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                         CONSERVATIVE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          PROFILE II
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          PORTFOLIO
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
ASSETS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Investments in securities, market value  (1)                   $          4,311,008
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Subscriptions receivable                                                          0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Total assets                                                              4,311,008
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Dividends Payable                                                            53,467
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Due to GW Capital Management                                                  1,368
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Redemptions payable                                                           4,719
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Total liabilities                                                            59,554
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS                                                          $          4,251,454
----------------------------------------------------------------------===================
----------------------------------------------------------------------===================

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Capital stock, $.10 par value                                  $             41,412
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Additional paid-in capital                                                4,189,590
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Net unrealized appreciation on investments                                   37,606
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Undistributed net investment income                                             282
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Accumulated net realized gain (loss) on investments                         (17,436)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS                                                          $          4,251,454
----------------------------------------------------------------------===================
----------------------------------------------------------------------===================

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE                               $            10.2663
----------------------------------------------------------------------===================
----------------------------------------------------------------------===================
(Offering and Redemption Price)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Authorized                                                              100,000,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     Outstanding                                                                 414,118
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
(1)  Cost of investments in securities:                             $          4,273,402
-----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
UNAUDITED
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                          MODERATELY
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                         CONSERVATIVE
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                          PROFILE II
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                                           PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Income distributions received                                                       $              54,990
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Management fees                                                                                     1,269
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              53,721
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                           (36,952)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments                                               42,026
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                              5,074
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $              58,795
--------------------------------------------------------------------------------------====================
--------------------------------------------------------------------------------------====================

----------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000 AND THE PERIOD ENDING DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                          MODERATELY CONSERVATIVE
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                    PROFILE II PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                        2000                   1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                     UNAUDITED                  (B)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ##
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                       $         53,721       $           7,491
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments                                              (36,952)                  6,439
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net capital gain distributions received                                                    0                  23,646
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                   42,026                  (4,420)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                                  58,795                  33,156
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     From net investment income                                                           (53,467)                 (7,463)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     From net realized gains                                                                    0                 (10,569)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                                  (53,467)                (18,032)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net proceeds from sales of shares                                                  3,498,593                 874,946
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Reinvestment of distributions                                                              0                  18,032
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Redemptions of shares                                                               (160,569)                      0
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from share transactions                       3,338,024                 892,978
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Total increase in net assets                                                       3,343,352                 908,102
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                                  908,102                       0
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     End of period  (1)                                                          $      4,251,454       $         908,102
-----------------------------------------------------------------------------------===============--------================
-----------------------------------------------------------------------------------===============--------================

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
SHARES:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Sold                                                                                 342,222                  86,278
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Issued in reinvestment of distributions                                                    0                   1,752
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Redeemed                                                                             (16,134)                      0
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Net increase                                                                         326,088                  88,030
-----------------------------------------------------------------------------------===============--------================
-----------------------------------------------------------------------------------===============--------================

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
(1)  Including undistributed net investment income                               $            282       $              28
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio inception dates:  (A):   September 16, 1999;  (B):  September 27, 1999.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ##                                                                                                            (Concluded)
--------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2000 and the period ended
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1999 are as follows:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                          Period Ended
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                              Six Months Ended            December 31,
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                June 30, 2000                 1999
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  UNAUDITED                   (A)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $             10.3158                   9.7877
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          0.0000                   0.0000
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     0.1363                   0.0870
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                                                       0.0000                   0.2686
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total distributions received                                                              0.1363                   0.3556
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                   (0.0499)                  0.3819
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                   0.0864                   0.7375
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (0.1359)                 (0.0867)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                   0.0000                  (0.1227)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                      (0.1359)                 (0.2094)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $             10.2663                  10.3158
-----------------------------------------------------------------------------====================------===================---
-----------------------------------------------------------------------------====================------===================---

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                                               0.85%                    7.54%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                                                  $           4,251,454                  908,102
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                    0.10%   *                0.10% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                       4.26%   *                7.54% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                   43.17%                   84.96%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
*Annualized
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
(A)  The portfolio commenced operations on September 27, 1999.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------






















                                                        MAXIM SERIES FUND, INC.

                                           Financial Statements and Financial Highlights for
                                the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999

                                                             (Section 13)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
Maxim  Series  Fund,  Inc.  (the Fund) is a Maryland  corporation  organized  on
December 7, 1981 under the  Investment  Company Act of 1940 (the 1940 Act) as an
open-end  management  investment  company and  presently  consists of thirty-six portfolios.  Interests in the Aggressive  Profile II,  Conservative  Profile II,
Moderate   Profile  II,   Moderately   Aggressive   Profile  II  and  Moderately
Conservative  Profile II Portfolios (the Portfolios) are included herein and are represented  by  separate  classes  of  beneficial  interest  of the  Fund.  The
investment   objective  of  each  Portfolio  is:  to  seek   long-term   capital
appreciation  primarily through investments in underlying portfolios of the Fund that  emphasize  equity  investments  for the  Aggressive  Profile  II;  to seek long-term  capital  appreciation  primarily  through  investments  in underlying portfolios  of  the  Fund  that  emphasize  fixed  income  investments  for  the
Conservative  Profile  II;  to seek  long-term  capital  appreciation  primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income  investments for the Moderate Profile II; to seek long-term capital appreciation  primarily through investments in underlying portfolios  of the  Fund  that  emphasize  equity  investments,  and to a lesser degree,  in those that  emphasize  fixed income  investments  for the Moderately
Aggressive  Profile  II;  and to seek  capital  appreciation  primarily  through investments  in underlying  portfolios of the Fund that  emphasize  fixed income investments,  and to a lesser degree, in those that emphasize equity investments for  the  Moderately  Conservative  Profile  II  Portfolio.  Each  Portfolio  is
diversified  as  defined  in the  1940  Act.  The Fund is  available  only as an investment option for certain variable annuity contracts, variable life policies and certain  qualified  retirement  plans  issued by  Great-West  Life & Annuity
Insurance Company (the Company) and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

Security Valuation

Investments in shares of the underlying funds are carried at fair value (i.e., net asset value).

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.


Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.     INVESTMENT ADVISORY AGREEMENT

The Fund has  entered  into an  investment  advisory  agreement  with GW Capital
Management,  LLC, a wholly-owned  subsidiary of the Company. As compensation for its services to the Fund, the investment  advisor receives monthly  compensation at the annual  rate of .10% of the average  daily net assets of the  Portfolios.
The  Portfolios   will  also  bear  the  indirect   expense  of  the  underlying
investments.  The total  expenses  at June 30,  2000 for each of the  underlying investments,  as a  percentage  of  average  daily  net  assets  of  each of the underlying funds, were as follows:

      American Century Income & Growth Fund - Adv                                                              0.93%
      Dreyfus Aggressive Value Fund                                                                            1.27%
      Dreyfus Emerging Leaders Fund                                                                            1.38%
      Fidelity Advisor Growth Opportunities Fund - T                                                           1.11%
      INVESCO Blue Chip Growth Fund                                                                            1.03%
      INVESCO Select Income Fund                                                                               1.06%
      Janus Twenty Fund                                                                                        0.87%
      Janus Worldwide Fund                                                                                     0.88%
      Lord Abbett Bond Debenture - A                                                                           0.88%
      Maxim Global Bond Portfolio                                                                              1.30%
      Maxim Growth Index Portfolio                                                                             0.60%
      Maxim INVESCO Small-Cap Growth Portfolio                                                                 1.03%
      Maxim Loomis Sayles Corporate Bond Portfolio                                                             0.90%
      Maxim Loomis Sayles Small-Cap Value Portfolio                                                            1.19%
      Maxim Short-Term Maturity Bond Portfolio                                                                 0.60%
      Maxim Stock Index Portfolio                                                                              0.60%
      Maxim U.S. Government Mortgage Securities Portfolio                                                      0.60%
      Maxim Value Index Portfolio                                                                              0.60%
      MFS Capital Opportunities Fund - A                                                                       1.18%
      Nvest Growth & Income Fund - A                                                                           1.21%
      Orchard S&P 500 Index Fund                                                                               0.60%
      Orchard Index 600 Fund                                                                                   0.60%
      Putnam Fund for Growth & Income - A                                                                      0.79%
      -------------------------------------------------------------------------------------------- ------------------

---------------------------------------------------------------------------------------------------------------------


3.     UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2000, were as follows:

                                     Cost For                                                            Net
                                      Income                                                         Unrealized
                                        Tax                 Gross                 Gross             Appreciation
                                     Purposes           Appreciation          Depreciation         (Depreciation)
                                  ----------------    ------------------    ------------------    ------------------

      Aggressive Profile II
         Portfolio             $    21,558,888     $        500,096      $         (77,856)    $        422,240
      Conservative Profile
         II Portfolio                 2,269,843              14,416                (28,895)             (14,479)
      Moderate Profile II
         Portfolio                  14,633,309              106,756               (180,588)             (73,832)
      Moderately Aggressive
         Profile II Portfolio

                                    18,199,756              374,736               (102,466)             272,270
      Moderately
         Conservative
         Profile II Portfolio
                                      4,294,148              52,781                (35,921)              16,860


4.       INVESTMENT IN SHARES OF MUTUAL FUNDS

        Shares owned and related values at June 30, 2000 were as follows:

                                                                                 Shares                 Value
                                                                            ------------------    ------------------
      Aggressive Profile II Portfolio
            American Century Income & Growth Fund   Adv                                12,704  $            415,280
            Dreyfus Emerging Leaders Fund                                              18,146               718,215
            Fidelity Advisor Growth Opportunities Fund - T                              9,909               440,833
            INVESCO Blue Chip Growth Fund                                              93,503               816,278
            Janus Twenty Fund                                                           9,549               737,347
            Janus Worldwide Fund                                                       70,810             5,540,207
            Maxim Growth Index Portfolio                                              253,097               740,454
            Maxim INVESCO Small-Cap Growth Portfolio                                  534,741             1,646,924
            Maxim Loomis Sayles Small-Cap Value Portfolio                             973,796             1,401,652
            Maxim Stock Index Portfolio                                               261,288             1,053,257
            Maxim Value Index Portfolio                                               231,837               398,065
            MFS Capital Opportunities Fund - A                                        241,201             5,470,441
            Orchard S&P 500 Index Fund                                                 59,369             1,059,943
            Orchard Index 600 Fund                                                     55,280               723,171
            Nvest Growth & Income Fund - A                                             28,408               416,456
            Putnam Fund for Growth & Income   A                                        22,392               402,605
                                                                                                  ------------------

                                                                                               $         21,981,128
                                                                                                  ==================




                                                                                 Shares                 Value
                                                                            ------------------    ------------------
      Conservative Profile II Portfolio
            American Century Income & Growth Fund  Adv                                 1,151  $&            37,629
            Fidelity Advisor Growth Opportunities Fund - T                                860                38,256
            INVESCO Blue Chip Growth Fund                                               7,735                67,525
            INVESCO Select Income Fund                                                 27,994               167,686
            Janus Twenty Fund                                                             784                60,564
            Lord Abbett Bond Debenture - A                                             19,166               167,322
            Maxim Global Bond Portfolio                                                23,074               227,377
            Maxim Growth Index Portfolio                                               22,456                65,696
            Maxim Loomis Sayles Corporate Bond Portfolio                              158,179               167,153
            Maxim Short-Term Maturity Bond Portfolio                                  784,458               781,214
            Maxim Stock Index Portfolio                                                40,356               162,677
            Maxim U.S. Government Mortgage Securities Portfolio                       150,421               169,468
            Maxim Value Index Portfolio                                                21,741                37,329
            Nvest Growth & Income Fund - A                                              2,564                37,591
            Orchard S&P 500 Index Fund                                                  1,684                30,067
            Putnam Fund for Growth & Income   A                                         2,103                37,810
                                                                                                  ------------------

                                                                                               $          2,255,364
                                                                                                  ==================

      -----
      Moderate Profile II Portfolio
      ---------------------------------------------------------------------
            American Century Income & Growth Fund  Adv                                 7,119  $            232,730
      -----
            Dreyfus Emerging Leaders Fund                                               6,141               243,059
      -----
            Fidelity Advisor Growth Opportunities Fund - T                              5,564               247,547
      -----
            INVESCO Blue Chip Growth Fund                                              52,409               457,531
      -----
            INVESCO Select Income Fund                                                 89,703               537,319
      -----
            Janus Twenty Fund                                                           5,358               413,745
      -----
            Janus Worldwide Fund                                                       28,788             2,252,340
      -----
            Lord Abbett Bond Debenture - A                                             61,292               535,081
      -----
            Maxim Global Bond Portfolio                                               145,018             1,429,056
      -----
            Maxim Growth Index Portfolio                                              142,707               417,500
      -----
            Maxim INVESCO Small-Cap Growth Portfolio                                  180,951               557,303
      -----
            Maxim Loomis Sayles Corporate Bond Portfolio                              511,107               540,105
      -----
            Maxim Loomis Sayles Small-Cap Value Portfolio                             328,385               472,667
      -----
            Maxim Short-Term Maturity Bond Portfolio                                2,109,709             2,100,985
      -----
            Maxim Stock Index Portfolio                                               147,564               594,834
      -----
            Maxim U.S. Government Mortgage Securities Portfolio                       475,227               535,401
      -----
            Maxim Value Index Portfolio                                               130,653               224,332
      -----
            MFS Capital Opportunities Fund - A                                         64,854             1,470,890
      -----
            Nvest Growth & Income Fund - A                                             15,866               232,589
      -----
            Orchard S&P 500 Index Fund                                                 33,332               595,105
      -----
            Orchard Index 600 Fund                                                     18,687               244,461
      -----
            Putnam Fund for Growth & Income   A                                        12,508               224,897
      -----

      -----
                                                                                               $         14,559,477
      ----- --------------------------------------------------------------- ------------------ -- ==================


                                                                                 Shares                 Value
      ---------------------------------------------------------------------
      Moderately Aggressive Profile II Portfolio
      ---------------------------------------------------------------------
            American Century Income & Growth Fund   Adv                                 8,993  $            293,970
      -----
            Dreyfus Aggressive Value Fund                                                  29                   739
      -----
            Dreyfus Emerging Leaders Fund                                               7,741               306,405
      -----
            Fidelity Advisor Growth Opportunities Fund - T                              7,013               311,999
      -----
            INVESCO Blue Chip Growth Fund                                              65,566               572,391
      -----
            INVESCO Select Income Fund                                                113,264               678,451
      -----
            Janus Twenty Fund                                                           6,738               520,325
      -----
            Janus Worldwide Fund                                                       48,234             3,773,833
      -----
            Lord Abbett Bond Debenture - A                                             77,382               675,543
      -----
            Maxim Global Bond Portfolio                                               180,717             1,780,844
      -----
            Maxim Growth Index Portfolio                                              179,797               526,009
      -----
            Maxim INVESCO Small-Cap Growth Portfolio                                  225,980               695,986
      -----
            Maxim Loomis Sayles Corporate Bond Portfolio                              644,824               681,408
      -----
            Maxim Loomis Sayles Small-Cap Value Portfolio                             414,710               596,922
      -----
            Maxim Stock Index Portfolio                                               186,169               750,451
      -----
            Maxim U.S. Government Mortgage Securities Portfolio                       599,988               675,959
      -----
            Maxim Value Index Portfolio                                               165,316               283,849
      -----
            MFS Capital Opportunities Fund   A                                        163,489             3,707,934
      -----
            Nvest Growth & Income Fund - A                                             20,075               294,303
      -----
            Orchard S&P 500 Index Fund                                                 42,102               751,668
      -----
            Orchard Index 600 Fund                                                     23,561               308,229
      -----
            Putnam Fund Growth & Income   A                                            15,840               284,808
      -----

      -----
                                                                                               $         18,472,026
      -----                                                                                       ==================

      -----
      Moderately Conservative Profile II Portfolio
      ---------------------------------------------------------------------
            American Century Income & Growth Fund   Adv                                 2,136  $             69,814
      -----
            Fidelity Advisor Opportunities Fund - T                                     1,662                73,963
      -----
            INVESCO Blue Chip Growth Fund                                              15,815               138,062
      -----
            INVESCO Select Income Fund                                                 35,694               213,805
      -----
            Janus Twenty Fund                                                           1,614               124,628
      -----
            Janus Worldwide Fund                                                        5,781               452,309
      -----
            Lord Abbett Bond Debenture - A                                             24,331               212,408
      -----
            Maxim Global Bond Portfolio                                                64,795               638,514
      -----
            Maxim Growth Index Portfolio                                               42,703               124,931
      -----
            Maxim Loomis Sayles Corporate Bond Portfolio                              202,956               214,471
      -----
            Maxim Short-Term Maturity Bond Portfolio                                  841,669               838,189
      -----
            Maxim Stock Index Portfolio                                                44,030               177,486
      -----
            Maxim U.S. Government Mortgage Securities Portfolio                       188,700               212,594
      -----
            Maxim Value Index Portfolio                                                38,925                66,834
      -----
            MFS Capital Opportunities Fund - A                                         19,340               438,635
      -----
            Nvest Growth & Income Fund   A                                              4,738                69,455
      -----
            Orchard S&P 500 Index Fund                                                  9,961               177,837
      -----
            Putnam Fund for Growth & Income   A                                         3,370                67,073
      -----

      -----
                                                                                               $          4,311,008
      ----- --------------------------------------------------------------- ------------------ -- ==================



The Maxim Series Fund

INVESCO ADR Portfolio

COMMON STOCK

AUSTRALIA            --- 5.0%

BROADCAST/MEDIA
     20,000 News Corp Ltd sponsored ADR                                1,090,000
                                                                      $1,090,000

FOREIGN BANKS
     38,000 National Australia Bank Ltd sponsored ADR                  3,144,500
                                                                      $3,144,500

GOLD, METALS & MINING
     25,000 Rio Tinto Ltd sponsored ADR                                1,612,500
                                                                      $1,612,500

TOTAL AUSTRALIA            --- 5.0%                                   $5,847,000

DENMARK              --- 1.4%

PHARMACEUTICALS
     20,000 Novo-Nordisk A/S sponsored ADR                             1,690,000
                                                                      $1,690,000

TOTAL DENMARK              --- 1.4%                                   $1,690,000

FRANCE --- 2.0%

INSURANCE RELATED
     30,000 AXA sponsored ADR                                          2,386,860
                                                                      $2,386,860

TOTAL FRANCE --- 2.0%                                                 $2,386,860

FRANCE               --- 6.2%

FOREIGN BANKS
    220,000 Societe Generale sponsored ADR                             2,585,000
                                                                      $2,585,000

MISCELLANEOUS
     70,000 Vivendi sponsored ADR                                      1,216,250
                                                                      $1,216,250

OIL & GAS
     45,000 Total Fina Elf sponsored ADR                               3,456,540
                                                                      $3,456,540

TOTAL FRANCE               --- 6.2%                                   $7,257,790

GERMANY              --- 7.3%

AUTOMOBILES
     25,000 DaimlerChrysler AG                                         1,301,550
                                                                      $1,301,550

CHEMICALS
     50,000 BASF AG sponsored ADR                                      2,018,750
     40,000 Bayer AG sponsored ADR                                     1,555,000
                                                                      $3,573,750

COMPUTER SOFTWARE & SERVICES
     35,082 SAP AG sponsored ADR                                       1,646,644
                                                                      $1,646,644

FOREIGN BANKS
     25,000 Deutsche Bank AG sponsored ADR                             2,050,000
                                                                      $2,050,000

TOTAL GERMANY              --- 7.3%                                   $8,571,944

ITALY                --- 5.7%

FOREIGN BANKS
     70,000 San Paolo-IMI SpA sponsored ADR                            2,476,250
                                                                      $2,476,250

OIL & GAS
     25,000 ENI SpA sponsored ADR                                      1,454,675
                                                                      $1,454,675

TELEPHONE & TELECOMMUNICATIONS
     20,000 Telecom Italia SpA sponsored ADR*                          2,751,240
                                                                      $2,751,240

TOTAL ITALY                --- 5.7%                                   $6,682,165

JAPAN --- 1.6%

ELECTRONIC INSTRUMENTS & EQUIP
     20,000 Sony Corp sponsored ADR                                    1,886,240
                                                                      $1,886,240

TOTAL JAPAN --- 1.6%                                                  $1,886,240

JAPAN                --- 22.5%

AUTOMOBILES
     20,000 Honda Motor Co Ltd sponsored ADR                           1,375,000
     16,000 Toyota Motor Corp sponsored ADR*                           1,490,992
                                                                      $2,865,992

ELECTRONIC INSTRUMENTS & EQUIP
     15,000 Hitachi Ltd sponsored ADR                                  2,161,875
     17,500 Kyocera Corp sponsored ADR                                 3,006,710
      5,000 Matsushita Electric Industrial Co Ltd sponsored ADR        1,285,000
                                                                      $6,453,585

FOREIGN BANKS
    135,000 Bank of Tokyo-Mitsubishi Ltd ADR*                          1,636,875
                                                                      $1,636,875

OFFICE EQUIPMENT & SUPPLIES
     75,000 Canon Inc sponsored ADR                                    3,778,125
                                                                      $3,778,125

PHARMACEUTICALS
     60,000 Eisai Co Ltd sponsored ADR                                 1,912,500
                                                                      $1,912,500

PHOTOGRAPHY/IMAGING
     65,000 Fuji Photo Film Co Ltd                                     2,754,375
                                                                      $2,754,375

TELEPHONE & TELECOMMUNICATIONS
     50,000 Nippon Telegraph & Telephone Corp sponsored ADR            3,418,750
                                                                      $3,418,750

TEXTILES
     20,000 Ito-Yokado Co Ltd sponsored ADR*                           1,238,740
                                                                      $1,238,740

TOYS
    100,000 Nintendo Co Ltd ADR                                        2,197,510
                                                                      $2,197,510

TOTAL JAPAN                --- 22.5%                                 $26,256,452

KOREA                --- 2.4%

ELECTRIC COMPANIES
     70,000 Korea Electric Power Corp sponsored ADR*                   1,290,590
                                                                      $1,290,590

TELEPHONE & TELECOMMUNICATIONS
     30,000 Korea Telecom Corp sponsored ADR                           1,451,250
                                                                      $1,451,250

TOTAL KOREA                --- 2.4%                                   $2,741,840

MEXICO               --- 1.7%

TELEPHONE & TELECOMMUNICATIONS
     35,000 Telefonos de Mexico SA sponsored ADR Class L               1,999,375
                                                                      $1,999,375

TOTAL MEXICO               --- 1.7%                                   $1,999,375

NETHERLANDS          --- 8.4%

ELECTRONIC INSTRUMENTS & EQUIP
     60,000 Koninklijke Philips Electronics NV NY Shrs                 2,850,000
                                                                      $2,850,000

FOOD & BEVERAGES
     55,000 Unilever NV NY Shrs                                        2,365,000
                                                                      $2,365,000

FOREIGN BANKS
     75,000 ABN Amro Holding NV sponsored ADR                          1,842,150
     40,000 ING Groep NV sponsored ADR                                 2,700,000
                                                                      $4,542,150

TOTAL NETHERLANDS          --- 8.4%                                   $9,757,150

PORTUGAL --- 2.2%

TELEPHONE & TELECOMMUNICATIONS
    225,000 Portugal Telecom SA sponsored ADR                          2,531,250
                                                                      $2,531,250

TOTAL PORTUGAL --- 2.2%                                               $2,531,250

SPAIN                --- 4.0%

ELECTRIC COMPANIES
    120,000 Endesa SA sponsored ADR                                    2,340,000
                                                                      $2,340,000

OIL & GAS
    120,000 Repsol YPF SA sponsored ADR                                2,377,440
                                                                      $2,377,440

TOTAL SPAIN                --- 4.0%                                   $4,717,440

SWITZERLAND          --- 6.0%

FOOD & BEVERAGES
     30,000 Nestle SA sponsored ADR                                    2,985,000
                                                                      $2,985,000

INSURANCE RELATED
     20,000 Zurich Allied AG sponsored ADR                             1,980,000
                                                                      $1,980,000

PHARMACEUTICALS
     52,000 Novartis AG ADR                                            2,080,000
                                                                      $2,080,000

TOTAL SWITZERLAND          --- 6.0%                                   $7,045,000

UNITED KINGDOM --- 1.4%

FOOD & BEVERAGES
     45,000 Diageo PLC sponsored ADR                                   1,600,290
                                                                      $1,600,290

TOTAL UNITED KINGDOM --- 1.4%                                         $1,600,290

UNITED KINGDOM       --- 21.3%

AIRLINES
     30,000 British Airways PLC sponsored ADR                          1,725,000
                                                                      $1,725,000

BROADCAST/MEDIA
     35,000 Carlton Communications PLC sponsored ADR                   2,275,000
                                                                      $2,275,000

ELECTRIC COMPANIES
     45,000 PowerGen PLC sponsored ADR                                 1,575,000
     50,000 Scottish Power PLC ADR                                     1,671,850
                                                                      $3,246,850

FOREIGN BANKS
     51,734 Abbey National PLC sponsored ADR                           1,228,683
     60,000 HSBC Holdings PLC sponsored ADR                            3,476,219
                                                                      $4,704,902

GOLD, METALS & MINING
     75,000 Corus Group PLC sponsored ADR                              1,078,125
                                                                      $1,078,125

OIL & GAS
     50,000 Shell Transport & Trading Co ADR                           2,496,850
                                                                      $2,496,850

PHARMACEUTICALS
     40,000 AstraZeneca Group PLC sponsored ADR                        1,860,000
     35,000 Glaxo Wellcome PLC sponsored ADR                           2,023,420
     30,000 SmithKline Beecham PLC sponsored ADR                       1,955,610
                                                                      $5,839,030

RETAIL
     60,000 Marks & Spencer PLC sponsored ADR                          1,252,500
                                                                      $1,252,500

TELEPHONE & TELECOMMUNICATIONS
     17,000 British Telecommunications PLC sponsored ADR               2,248,250
                                                                      $2,248,250

TOTAL UNITED KINGDOM       --- 21.3%                                 $24,866,507

TOTAL COMMON STOCK --- 99.3%                                        $115,837,303
(Cost $103,209,741)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 0.7%

FINANCIAL SERVICES
    837,000 Associates Corp of North America                             836,680
                                                                        $836,680

TOTAL UNITED STATES        --- 0.7%                                     $836,680

TOTAL SHORT-TERM INVESTMENTS --- 0.7%                                   $836,680
(Cost $836,680)

TOTAL INVESCO ADR PORTFOLIO --- 100.0%                              $116,673,983
(Cost $104,046,421)


The Maxim Series Fund

Index European Portfolio

COMMON STOCK

AUSTRIA              --- 0.3%

BUILDING MATERIALS
      1,768 Wienerberger Baustoffindustrie                                40,319
                                                                         $40,319

ELECTRIC COMPANIES
        876 EVN AG                                                        32,750
        404 Oest Elektrizatswirts Class A                                 41,632
                                                                         $74,382

ENGINEERING & CONSTRUCTION
        352 VA Technologie AG                                             18,619
                                                                         $18,619

FOREIGN BANKS
      2,306 Bank Austria AG                                              112,781
        300 Erste Bank der Oesterreichischen Sparkassen  AG               12,769
                                                                        $125,550

GOLD, METALS & MINING
        854 Voest-Alpine Stahl AG                                         25,665
                                                                         $25,665

OIL & GAS
        704 OMV AG                                                        61,412
                                                                         $61,412

TOBACCO
        300 Austria Tabakwerke AG                                         11,158
                                                                         $11,158

TOTAL AUSTRIA              --- 0.3%                                     $357,105

BELGIUM              --- 1.5%

CHEMICALS
      2,200 Solvay SA                                                    148,679
                                                                        $148,679

ELECTRIC COMPANIES
      1,350 Electrabel SA                                                335,045
                                                                        $335,045

FINANCIAL SERVICES
     18,586 Fortis (B)                                                   543,048
                                                                        $543,048

FOREIGN BANKS
      2,050 Dexia                                                        303,613
      7,540 KBC Bancassurance Holding NV                                 333,204
                                                                        $636,817

INVESTMENT BANK/BROKERAGE FIRM
      4,950 Almanij NV                                                   199,767
        600 Groupe Bruxelles Lambart SA                                  150,404
                                                                        $350,171

MISCELLANEOUS
        250 Electrafina SA                                                34,510
                                                                         $34,510

TOTAL BELGIUM              --- 1.5%                                   $2,048,270

DENMARK              --- 1.0%

FOREIGN BANKS
      1,400 Den Danske Bank Group                                        169,100
      1,444 Kapital Holding                                               45,830
                                                                        $214,930

MANUFACTURING
      2,700 Vestas Wind Systems A/S*                                      99,571
                                                                         $99,571

PHARMACEUTICALS
      1,663 Novo-Nordisk A/S                                             284,204
                                                                        $284,204

SPECIALIZED SERVICES
      1,000 ISS A/S*                                                      76,455
                                                                         $76,455

TELEPHONE & TELECOMMUNICATIONS
      1,000 GN Store Nord A/S                                            101,383
      5,427 Tele Danmark A/S                                             366,802
                                                                        $468,185

TRANSPORTATION
         10 A/S Dampskibsselskabet Svendborg Class B                     148,412
         14 D/S 1912                                                     149,311
                                                                        $297,723

TOTAL DENMARK              --- 1.0%                                   $1,441,068

FINLAND              --- 0.3%

TELEPHONE & TELECOMMUNICATIONS
      7,900 Sonera OYJ                                                   361,608
                                                                        $361,608

TOTAL FINLAND              --- 0.3%                                     $361,608

FRANCE               --- 14.9%

BROADCAST/MEDIA
      3,150 Canal Plus                                                   531,448
                                                                        $531,448

COMPUTER SOFTWARE & SERVICES
      3,050 Cap Gemini  SA                                               539,428
                                                                        $539,428

COSMETICS & PERSONAL CARE
      1,700 L'oreal SA                                                 1,478,065
                                                                      $1,478,065

ELECTRONICS - SEMICONDUCTOR
     21,850 STMicroelectronics NV                                      1,382,397
                                                                      $1,382,397

ENGINEERING & CONSTRUCTION
        825 Bouygues SA                                                  553,592
                                                                        $553,592

FOOD & BEVERAGES
      2,460 Louis Vuitton Moet Hennessy                                1,018,488
                                                                      $1,018,488

FOREIGN BANKS
     11,377 Banque Nationale de Paris                                  1,099,324
                                                                      $1,099,324

INSURANCE RELATED
      9,865 AXA                                                        1,560,337
                                                                      $1,560,337

MISCELLANEOUS
     15,120 Vivendi SA                                                 1,339,973
                                                                      $1,339,973

OIL & GAS
     18,309 Total Fina Elf                                             2,818,692
                                                                      $2,818,692

PHARMACEUTICALS
     19,700 Aventis SA                                                 1,443,714
     18,500 Sanofi-Synthelabo SA                                         884,932
                                                                      $2,328,646

RETAIL
     17,640 Carrefour SA                                               1,210,735
      2,975 Pinault-Printemps-Redoute SA                                 663,622
                                                                      $1,874,357

TELEPHONE & TELECOMMUNICATIONS
     28,600 Alcatel                                                    1,883,476
      8,150 France Telecom SA                                          1,143,763
                                                                      $3,027,239

WATER
      5,016 Suez Lyonnaise des Eaux                                      882,330
                                                                        $882,330

TOTAL FRANCE               --- 14.9%                                 $20,434,316

GERMANY              --- 9.6%

AUTOMOBILES
     25,623 DaimlerChrysler AG (registered)                            1,365,659
                                                                      $1,365,659

CHEMICALS
     15,750 BASF AG                                                      640,908
     18,450 Bayer AG                                                     721,596
                                                                      $1,362,504

COMPUTER SOFTWARE & SERVICES
      4,650 SAP AG                                                       706,066
                                                                        $706,066

ELECTRONICS - SEMICONDUCTOR
      7,800 Infineon Technologies AG*                                    638,543
                                                                        $638,543

FOREIGN BANKS
     15,500 Deutsche Bank AG (registered)                              1,300,844
                                                                      $1,300,844

INSURANCE RELATED
      6,200 Allianz AG                                                 2,212,698
      4,550 Muenchener Rueckver AG (registered)                        1,430,615
                                                                      $3,643,313

MANUFACTURING
     15,000 Siemans AG                                                 2,254,627
                                                                      $2,254,627

TELEPHONE & TELECOMMUNICATIONS
     32,150 Deutsche Telekom AG (registered)                           1,861,467
                                                                      $1,861,467

TOTAL GERMANY              --- 9.6%                                  $13,133,023

GREECE               --- 0.9%

BUILDING MATERIALS
      1,300 Heracles General Cement SA*                                   28,484
      1,000 Titan Cement Co SA                                            38,130
                                                                         $66,614

COMPUTER SOFTWARE & SERVICES
      1,600 Altec SA Information & Communications Systems*                20,465
      1,500 Delta Informatics SA                                          16,817
      1,200 Intrasoft SA                                                  25,115
                                                                         $62,397

FOOD & BEVERAGES
      3,200 Hellenic Bottling Co SA                                       51,037
                                                                         $51,037

FOREIGN BANKS
      4,050 Alpha Bank SA                                                160,707
      3,100 Bank of Piraues                                               54,162
      2,100 Commercial Bank of Greece                                     91,068
      3,300 EFG Eurobank                                                  87,611
      3,120 Ergo Bank SA                                                  59,705
      1,000 NIBID SA                                                      24,799
      5,390 National Bank of Greece SA                                   214,569
                                                                        $692,621

INSURANCE RELATED
        900 Ethniki General Insurance Co                                  25,354
                                                                         $25,354

OIL & GAS
      2,400 Hellenic Petroleum SA                                         27,078
                                                                         $27,078

PRINTING & PUBLISHING
      1,900 Lambrakis Press SA                                            55,795
                                                                         $55,795

TELEPHONE & TELECOMMUNICATIONS
      6,000 Hellenic Telecommunications Organization SA                  146,999
      2,480 Intracom SA                                                   92,974
      3,000 Panafon Hellenic Telecom SA                                   34,232
                                                                        $274,205

TOTAL GREECE               --- 0.9%                                   $1,255,101

IRELAND              --- 0.8%

AIRLINES
      8,400 Ryanair Holding PLC*                                          61,197
                                                                         $61,197

BUILDING MATERIALS
      9,689 CRH PLC                                                      175,541
                                                                        $175,541

FOREIGN BANKS
     21,339 Allied Irish Banks PLC                                       191,873
     24,382 Bank of Ireland                                              153,210
                                                                        $345,083

HEALTH CARE RELATED
      6,700 Elan Corp PLC*                                               313,745
                                                                        $313,745

TELEPHONE & TELECOMMUNICATIONS
     54,276 Eircom PLC*                                                  145,681
                                                                        $145,681

TOTAL IRELAND              --- 0.8%                                   $1,041,247

ITALY                --- 7.2%

BROADCAST/MEDIA
     29,000 Mediaset SpA                                                 444,790
                                                                        $444,790

ELECTRIC COMPANIES
    103,000 Enel SpA                                                     458,134
                                                                        $458,134

FOREIGN BANKS
    119,000 Banca Intesa SpA                                             535,004
     30,000 Bipop-Carire SpA                                             236,966
     34,630 Istituto Bancario San Paolo di Tornio                        617,120
    124,000 UnCredito Italiano SpA                                       595,521
                                                                      $1,984,611

INSURANCE RELATED
     31,350 Assicurazioni Generali                                     1,078,871
                                                                      $1,078,871

OIL & GAS
    198,000 ENI SpA                                                    1,148,307
                                                                      $1,148,307

PRINTING & PUBLISHING
     51,000 Seat-Pagine Gialle SpA                                       176,977
                                                                        $176,977

TELEPHONE & TELECOMMUNICATIONS
    119,000 Olivetti SpA*                                                434,620
     72,000 Tecnost SpA*                                                 272,626
    164,500 Telecom Italia Mobile SpA                                  1,687,280
    130,111 Telecom Italia SpA                                         1,796,031
     53,116 Telecom Italia SpA RNC                                       353,873
                                                                      $4,544,430

TOTAL ITALY                --- 7.2%                                   $9,836,120

JAPAN                --- 4.4%

TELEPHONE & TELECOMMUNICATIONS
    118,000 Nokia OYJ                                                  6,045,986
                                                                      $6,045,986

TOTAL JAPAN                --- 4.4%                                   $6,045,986

LUXEMBOURG           --- 0.1%

BROADCAST/MEDIA
        800 Audiofina                                                    103,529
        600 Societe Europeenne des Satellite                              99,215
                                                                        $202,744

TOTAL LUXEMBOURG           --- 0.1%                                     $202,744

NETHERLANDS          --- 7.9%

BROADCAST/MEDIA
      5,500 United Pan-Europe Communications NV*                         144,408
                                                                        $144,408

COMPUTER HARDWARE & SYSTEMS
      5,000 Equant NV*                                                   203,990
                                                                        $203,990

ELECTRONIC INSTRUMENTS & EQUIP
     34,240 Koninklijke Philips Electronics NV                         1,621,430
                                                                      $1,621,430

FOOD & BEVERAGES
     14,432 Unilever NV                                                  664,748
                                                                        $664,748

FOREIGN BANKS
     37,057 ABN AMRO Holding NV                                          911,516
     23,996 ING Groep NV                                               1,628,582
                                                                      $2,540,098

INSURANCE RELATED
     33,768 Aegon NV                                                   1,206,430
                                                                      $1,206,430

OIL & GAS
     54,177 Royal Dutch Petroleum Co                                   3,380,908
                                                                      $3,380,908

TELEPHONE & TELECOMMUNICATIONS
     24,320 Koninklijke KPN NV                                         1,092,221
                                                                      $1,092,221

TOTAL NETHERLANDS          --- 7.9%                                  $10,854,233

NORWAY               --- 0.4%

COMPUTER SOFTWARE & SERVICES
      2,100 EDB Business Partner ASA*                                     28,745
                                                                         $28,745

ELECTRONIC INSTRUMENTS & EQUIP
        200 Opticom ASA*                                                  21,550
                                                                         $21,550

FOOD & BEVERAGES
      5,100 Orkla ASA                                                     97,254
                                                                         $97,254

FOREIGN BANKS
      8,900 Christiania Bank Og Kreditdasse                               48,000
      8,800 DNB Holding ASA                                               36,651
                                                                         $84,651

INSURANCE RELATED
      6,400 Storebrand ASA                                                46,422
                                                                         $46,422

MANUFACTURING
      3,033 Norsk Hydro ASA                                              127,740
                                                                        $127,740

OIL & GAS
      2,400 Petroleum Geo-Services ASA*                                   41,134
                                                                         $41,134

POLLUTION CONTROL
      1,900 Tomra Systems ASA                                             50,569
                                                                         $50,569

PRINTING & PUBLISHING
      1,600 Schibsted ASA                                                 29,762
                                                                         $29,762

TELEPHONE & TELECOMMUNICATIONS
      1,100 NetCom ASA*                                                   59,583
                                                                         $59,583

TOTAL NORWAY               --- 0.4%                                     $587,410

PORTUGAL             --- 0.5%

ELECTRIC COMPANIES
      7,400 Electricidade de Portugal SA                                 134,921
                                                                        $134,921

FOREIGN BANKS
     25,200 Banco Comercial Portugues SA                                 131,654
        800 Banco Espirito Santo SA (registered)                          19,709
                                                                        $151,363

RETAIL
     40,000 Sonae SGPS SA                                                 70,553
     10,000 Sonae SGPS SA (rights)*                                        9,556
                                                                         $80,109

TELEPHONE & TELECOMMUNICATIONS
     23,600 Portugal Telecom SA (registered)                             266,046
      5,400 Telecel-Comunicacoes Pessoai*                                 82,305
                                                                        $348,351

TOTAL PORTUGAL             --- 0.5%                                     $714,744

SPAIN                --- 3.8%

COMPUTER SOFTWARE & SERVICES
      1,700 Terra Networks SA*                                            66,000
                                                                         $66,000

ELECTRIC COMPANIES
     26,700 Endesa SA                                                    519,315
                                                                        $519,315

FOREIGN BANKS
     79,553 Banco Bilbao Vizcaya Argentaria SA                         1,193,461
    103,514 Banco Santander Central Hispano                            1,096,475
                                                                      $2,289,936

OIL & GAS
     30,050 Repsol YPF SA                                                600,604
                                                                        $600,604

TELEPHONE & TELECOMMUNICATIONS
     83,300 Telefonica SA*                                             1,796,656
                                                                      $1,796,656

TOTAL SPAIN                --- 3.8%                                   $5,272,511

SWEDEN               --- 4.4%

COMMUNICATIONS - EQUIPMENT
     16,400 Ericsson LM Class A                                          323,475
    170,800 Ericsson LM Class B                                        3,398,085
                                                                      $3,721,560

FOREIGN BANKS
     68,485 Nordic Baltic Holding AB                                     519,240
                                                                        $519,240

HEAVY TRUCKS & PARTS
      3,300 Volvo AB Class A                                              69,604
      3,700 Volvo AB Class A (sales rights)*                               3,248
      7,200 Volvo AB Class B                                             157,200
      7,600 Volvo AB Class B (sales rights)*                               6,672
                                                                        $236,724

INSURANCE RELATED
     24,400 Skandia Forsakrings AB                                       648,182
                                                                        $648,182

INVESTMENT BANK/BROKERAGE FIRM
      7,400 Investor AB Class A                                          100,399
     10,800 Investor AB Class B                                          148,375
                                                                        $248,774

RETAIL
     17,400 Hennes & Mauritz AB Class B                                  365,021
                                                                        $365,021

TELEPHONE & TELECOMMUNICATIONS
     35,700 Telia AB*                                                    337,829
                                                                        $337,829

TOTAL SWEDEN               --- 4.4%                                   $6,077,330

SWITZERLAND          --- 8.0%

ENGINEERING & CONSTRUCTION
      7,600 ABB Ltd                                                      912,552
                                                                        $912,552

FINANCIAL SERVICES
     10,875 UBS AG                                                     1,598,380
                                                                      $1,598,380

FOOD & BEVERAGES
        995 Nestle SA                                                  1,997,832
                                                                      $1,997,832

FOREIGN BANKS
      6,930 Credit Suisse Group (registered)                           1,382,932
                                                                      $1,382,932

PHARMACEUTICALS
      1,820 Novartis AG (registered)                                   2,892,122
        177 Roche Holding AG                                           1,728,528
         20 Roche Holding AG Bearer                                      212,226
                                                                      $4,832,876

TELEPHONE & TELECOMMUNICATIONS
        640 Swisscom                                                     222,373
                                                                        $222,373

TOTAL SWITZERLAND          --- 8.0%                                  $10,946,945

UNITED KINGDOM       --- 31.1%

AEROSPACE & DEFENSE
     36,635 BAE Systems PLC                                              228,502
                                                                        $228,502

BROADCAST/MEDIA
     45,000 British Sky Broadcasting Group PLC*                          880,181
     15,377 Pearson PLC                                                  488,864
     35,266 Reuters Group PLC                                            601,696
     71,600 Telewest Communications PLC*                                 247,141
                                                                      $2,217,882

ELECTRIC COMPANIES
     37,000 National Grid Group PLC                                      291,835
     45,000 Scottish Power PLC                                           381,503
                                                                        $673,338

FINANCIAL SERVICES
     10,000 Anglo American PLC                                           479,906
                                                                        $479,906

FOOD & BEVERAGES
     49,577 Cadbury Schweppes PLC                                        325,737
     83,922 Diageo PLC                                                   753,404
     71,478 Unilever PLC                                                 432,842
                                                                      $1,511,983

FOREIGN BANKS
     35,000 Abbey National PLC                                           418,593
     36,565 Barclays PLC                                                 909,495
    210,415 HSBC Holdings PLC                                          2,406,625
     55,200 Halifax Group PLC                                            529,817
    135,606 Lloyds TSB Group PLC                                       1,281,034
     62,949 Royal Bank of Scotland Group PLC                           1,054,001
     26,396 Standard Chartered PLC                                       328,878
                                                                      $6,928,443

GOLD, METALS & MINING
     27,492 Rio Tinto PLC                                                449,497
                                                                        $449,497

INSURANCE RELATED
     38,828 Allied Zurich PLC                                            459,379
     55,468 CGNU PLC                                                     923,703
    127,000 Legal & General Group PLC                                    297,050
     48,566 Prudential PLC                                               711,713
                                                                      $2,391,845

INVESTMENT BANK/BROKERAGE FIRM
     15,000 3I Group PLC                                                 308,609
                                                                        $308,609

MANUFACTURING
     86,339 Invensys PLC                                                 324,157
                                                                        $324,157

MISCELLANEOUS
     46,426 Granada Group PLC                                            463,877
                                                                        $463,877

OIL & GAS
    561,123 BP Amoco PLC                                               5,385,729
    245,512 Shell Transport & Trading Co PLC                           2,049,819
                                                                      $7,435,548

PHARMACEUTICALS
     43,650 AstraZeneca Group PLC                                      2,038,622
     89,550 Glaxo Wellcome PLC                                         2,612,429
    138,951 SmithKline Beecham PLC                                     1,819,596
                                                                      $6,470,647

RETAIL
    168,750 Tesco PLC                                                    524,992
                                                                        $524,992

SPECIALIZED SERVICES
     19,000 WPP Group PLC                                                277,574
                                                                        $277,574

TELEPHONE & TELECOMMUNICATIONS
    160,535 British Telecommunications PLC                             2,075,510
     17,000 COLT Telecom Group PLC*                                      566,199
     68,522 Cable & Wireless PLC                                       1,160,800
      8,000 Energis PLC*                                                 300,116
     67,471 Marconi PLC                                                  878,441
  1,517,368 Vodafone AirTouch PLC                                      6,133,365
                                                                     $11,114,431

UTILITIES
     85,862 BG Group PLC                                                 555,042
     99,000 Centrica PLC                                                 330,477
                                                                        $885,519

TOTAL UNITED KINGDOM       --- 31.1%                                 $42,686,750

UNITED STATES        --- 0.1%

TELEPHONE & TELECOMMUNICATIONS
      1,178 NTL Inc*                                                      70,509
                                                                         $70,509

TOTAL UNITED STATES        --- 0.1%                                      $70,509

TOTAL COMMON STOCK --- 97.1%                                        $133,367,020
(Cost $119,146,507)

PREFERRED STOCK

GERMANY              --- 0.5%

COMPUTER SOFTWARE & SERVICES
      3,300 SAP AG                                                       619,390
                                                                        $619,390

TOTAL GERMANY              --- 0.5%                                     $619,390

GREECE               --- 0.0%

FOREIGN BANKS
        500 NIBID SA                                                      12,264
                                                                         $12,264

TOTAL GREECE               --- 0.0%                                      $12,264

TOTAL PREFERRED STOCK --- 0.5%                                          $631,654
(Cost $587,716)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 2.4%

FINANCIAL SERVICES
  1,297,000 Associates Corp of North America                           1,296,504
                                                                      $1,296,504

U.S. GOVERNMENTS
  2,000,000 United States of America (1)                               1,989,718
                                                                      $1,989,718

TOTAL UNITED STATES        --- 2.4%                                   $3,286,222

TOTAL SHORT-TERM INVESTMENTS --- 2.4%                                 $3,286,222
(Cost $3,286,222)

TOTAL INDEX EUROPEAN PORTFOLIO --- 100.0%                           $137,284,896
(Cost $123,020,445)


The Maxim Series Fund

Index Pacific Portfolio

COMMON STOCK

AUSTRALIA            --- 6.3%

BROADCAST/MEDIA
     49,271 News Corp Ltd                                                680,393
      7,900 Publishing & Broadcasting Ltd                                 60,950
                                                                        $741,343

FINANCIAL SERVICES
     30,962 Lend Lease Corp Ltd                                          396,107
                                                                        $396,107

FOOD & BEVERAGES
    104,600 Foster's Brewing Group Ltd                                   295,169
        100 Lion Nathan Ltd*                                                 229
                                                                        $295,398

FOREIGN BANKS
     91,938 Australia & New Zealand Banking Group Ltd                    707,107
     75,863 Commonwealth Bank of Australia                             1,261,234
     90,490 National Australia Bank Ltd                                1,515,709
    110,288 Westpac Banking Corp Ltd                                     797,914
                                                                      $4,281,964

GOLD, METALS & MINING
    107,080 Broken Hill Proprietary Co Ltd                             1,269,744
     29,976 Rio Tinto Ltd                                                497,075
     69,504 WMC Ltd                                                      311,850
                                                                      $2,078,669

INSURANCE RELATED
     66,113 AMP Ltd                                                      674,802
                                                                        $674,802

MISCELLANEOUS
     13,800 Brambles Industries Ltd                                      425,345
                                                                        $425,345

RETAIL
     70,355 Coles Myer Ltd                                               270,935
                                                                        $270,935

TELEPHONE & TELECOMMUNICATIONS
    228,000 Cable & Wireless Optus Ltd*                                  681,718
    136,200 Telstra Corp Ltd                                             554,431
                                                                      $1,236,149

TOTAL AUSTRALIA            --- 6.3%                                  $10,400,712

HONG KONG            --- 7.0%

ELECTRIC COMPANIES
    125,500 CLP Holdings Ltd                                             584,410
                                                                        $584,410

FOREIGN BANKS
    115,600 Hang Seng Bank Ltd                                         1,097,379
                                                                      $1,097,379

MISCELLANEOUS
    135,000 Citic Pacific Ltd                                            706,580
    257,700 Hutchison Whampoa Ltd                                      3,239,721
                                                                      $3,946,301

REAL ESTATE
    140,000 Cheung Kong Holdings Ltd                                   1,549,010
    145,157 Sun Hung Kai Properties Ltd                                1,042,781
                                                                      $2,591,791

TELEPHONE & TELECOMMUNICATIONS
    734,955 Cable & Wireless HKT Ltd                                   1,616,933
    206,000 China Telecom Ltd*                                         1,816,800
                                                                      $3,433,733

TOTAL HONG KONG            --- 7.0%                                  $11,653,614

INDONESIA            --- 0.3%

FOOD & BEVERAGES
    109,000 PT Indofood Sukses Makmur TBK*                                59,466
                                                                         $59,466

PAPER & FOREST PRODUCTS
    322,500 PT Indah Kiat Pulp & Paper Corp TBK*                          65,403
                                                                         $65,403

TELEPHONE & TELECOMMUNICATIONS
     61,000 PT Indosat TBK                                                71,785
    202,500 PT Telekomunikasi Indonesia                                   71,144
                                                                        $142,929

TOBACCO
    114,500 PT Gudang Garam TBK                                          185,110
     55,000 PT Hanjaya Mandala Sampoerna TBK                              79,806
                                                                        $264,916

TOTAL INDONESIA            --- 0.3%                                     $532,714

JAPAN                --- 81.5%

AUTO PARTS & EQUIPMENT
     52,000 Bridgestone Corp                                           1,103,350
     55,000 DENSO Corp                                                 1,341,146
                                                                      $2,444,496

AUTOMOBILES
     59,000 Honda Motor Co Ltd                                         2,013,043
    240,000 Nissan Motor Co Ltd*                                       1,417,702
    230,000 Toyota Motor Corp                                         10,499,511
                                                                     $13,930,256

BROADCAST/MEDIA
         13 Fuji Television Network Inc                                  203,960
        140 Nippon Television Network Corp                                91,300
        140 Nippon Television Newtork Corp New Shares*                    91,565
                                                                        $386,825

BUILDING MATERIALS
     71,000 Asahi Glass Co Ltd                                           795,189
                                                                        $795,189

CHEMICALS
     87,000 Asahi Chemical Industry Co Ltd                               616,701
     25,000 Shin-Etsu Chemical Co Ltd                                  1,271,206
                                                                      $1,887,907

COMPUTER HARDWARE & SYSTEMS
    119,000 Fujitsu Ltd                                                4,127,688
      8,000 TDK Corp                                                   1,152,308
                                                                      $5,279,996

COMPUTER SOFTWARE & SERVICES
     19,549 Softbank Corp                                              2,660,608
                                                                      $2,660,608

COSMETICS & PERSONAL CARE
     38,000 Kao Corp                                                   1,163,650
                                                                      $1,163,650

DISTRIBUTORS
     95,000 Mitsubishi Corp                                              861,065
     96,000 Mitsui & Co Ltd                                              734,937
     64,000 Sumitomo Corp                                                721,629
                                                                      $2,317,631

ELECTRIC COMPANIES
     44,400 Chubu Electric Power Co Inc                                  791,021
     59,200 Kansai Electric Power Co Inc                               1,061,969
     81,800 Tokyo Electric Power Co Inc                                1,998,516
                                                                      $3,851,506

ELECTRONIC INSTRUMENTS & EQUIP
      6,000 Advantest Corp                                             1,341,146
     14,500 Fanuc Ltd                                                  1,478,711
    202,000 Hitachi Ltd                                                2,921,034
      2,420 Keyence Corp                                                 800,529
     11,500 Kyocera Corp                                               1,955,342
    126,000 Matsushita Electric Industrial Co Ltd                      3,274,892
    130,000 Mitsubishi Electric Corp                                   1,410,519
     15,000 Murata Manufacturing Co Ltd                                2,157,743
     98,000 NEC Corp                                                   3,084,353
    113,000 Sanyo Electric Co Ltd                                      1,018,874
     14,000 Secom Co Ltd                                               1,025,471
     68,000 Sharp Corp                                                 1,205,047
     55,020 Sony Corp                                                  5,148,131
     45,000 Sumitomo Electric Industries Ltd                             773,215
    195,000 Toshiba Corp                                               2,206,087
                                                                     $29,801,094

ELECTRONICS - SEMICONDUCTOR
      7,000 Rohm Co Ltd                                                2,050,943
     11,000 Tokyo Electron Ltd                                         1,509,569
                                                                      $3,560,512

FOOD & BEVERAGES
     61,000 Kirin Brewery Co Ltd                                         763,905
                                                                        $763,905

FOREIGN BANKS
    170,000 Asahi Bank Ltd                                               716,601
    283,000 Bank of Tokyo-Mitsubishi Ltd                               3,426,331
    189,000 Dai-Ichi Kangyo Bank Ltd                                   1,437,975
    208,000 Fuji Bank Ltd                                              1,584,500
    160,000 Industrial Bank of Japan Ltd                               1,215,822
     78,000 Mitsubishi Trust & Banking Corp                              606,720
    247,000 Sakura Bank Ltd                                            1,711,176
    175,000 Sanwa Bank Ltd                                             1,399,272
    190,000 Sumitomo Bank Ltd                                          2,334,483
     87,000 Sumitomo Trust & Banking Co Ltd                              620,812
    136,000 Tokai Bank Ltd                                               672,256
                                                                     $15,725,948

GOLD, METALS & MINING
    411,000 Nippon Steel Corp                                            866,244
                                                                        $866,244

INSURANCE RELATED
     94,000 Tokio Marine & Fire Insurance Co Ltd                       1,087,434
                                                                      $1,087,434

INVESTMENT BANK/BROKERAGE FIRM
     80,000 Daiwa Securities Group Inc                                 1,058,551
    112,000 Nikko Securities Co Ltd                                    1,111,479
    119,000 Nomura Securities Co Ltd                                   2,918,624
     25,000 Yamaichi Securities Co Ltd @*                                      0
                                                                      $5,088,654

LEISURE & ENTERTAINMENT
      6,000 Oriental Land Co Ltd                                         614,149
                                                                        $614,149

MACHINERY
      4,200 SMC Corp                                                     791,929
                                                                        $791,929

MANUFACTURING
    204,000 Mitsubishi Heavy Industries Ltd                              906,195
                                                                        $906,195

MEDICAL PRODUCTS
      7,000 Hoya Corp                                                    628,515
                                                                        $628,515

OFFICE EQUIPMENT & SUPPLIES
     53,000 Canon Inc                                                  2,644,866
     42,000 Ricoh Co Ltd                                                 891,168
                                                                      $3,536,034

PERSONAL LOANS
      8,800 ACOM Co Ltd                                                  741,893
                                                                        $741,893

PHARMACEUTICALS
     28,000 Sankyo Co Ltd                                                633,807
     21,000 Taisho Pharmaceutical Co Ltd                                 754,218
     54,000 Takeda Chemical Industries Ltd                             3,552,195
     21,000 Yamanouchi Pharmaceutical Co Ltd                           1,149,190
                                                                      $6,089,410

PHOTOGRAPHY/IMAGING
     31,000 Fuji Photo Film Co Ltd                                     1,271,584
     22,000 Nikon Corp                                                   817,164
                                                                      $2,088,748

PRINTING & PUBLISHING
     46,000 Dai Nippon Printing Co Ltd                                   812,570
     42,000 Toppan Printing Co Ltd                                       445,385
                                                                      $1,257,955

RAILROADS
        135 Central Japan Railway Co                                     765,559
        242 East Japan Railway Co                                      1,408,931
                                                                      $2,174,490

REAL ESTATE
     79,000 Mitsubishi Estate Co Ltd                                     931,827
                                                                        $931,827

RETAIL
     25,000 Ito-Yokado Co Ltd                                          1,507,490
     50,000 Seven-Eleven Japan Co Ltd                                  4,191,673
                                                                      $5,699,163

TELEPHONE & TELECOMMUNICATIONS
        138 DDI Corp                                                   1,330,372
         39 Japan Telecom Co Ltd                                       1,695,572
     11,000 Matsushita Communication Industrial Co Ltd                 1,287,085
        170 NTT Data Corp                                              1,751,335
        268 NTT DoCoMo Inc                                             7,269,631
        192 Nippon Telegraph & Telephone Corp                          2,558,669
                                                                     $15,892,664

TOYS
      9,000 Nintendo Co Ltd                                            1,575,351
                                                                      $1,575,351

TRANSPORTATION
     27,000 Yamato Transport Co Ltd                                      672,416
                                                                        $672,416

TOTAL JAPAN                --- 81.5%                                $135,212,594

NEW ZEALAND          --- 0.4%

BROADCAST/MEDIA
     22,100 Sky Network Television Ltd*                                   42,659
                                                                         $42,659

ELECTRIC COMPANIES
     36,400 Contact Energy Ltd                                            48,841
                                                                         $48,841

FOOD & BEVERAGES
     32,200 Lion Nathan Ltd                                               72,009
                                                                         $72,009

OIL & GAS
     20,009 Fletcher Challenge Energy                                     65,471
                                                                         $65,471

PAPER & FOREST PRODUCTS
     97,300 Carter Holt Harvey Ltd                                        84,746
                                                                         $84,746

TELEPHONE & TELECOMMUNICATIONS
     99,889 Telecom Corp of New Zealand Ltd                              350,357
                                                                        $350,357

TOTAL NEW ZEALAND          --- 0.4%                                     $664,083

PHILIPPINES          --- 0.2%

FOOD & BEVERAGES
     41,582 San Miguel Corp Class B                                       51,460
                                                                         $51,460

FOREIGN BANKS
     18,800 Bank of the Philippine Islands                                33,921
     19,000 Equitable PCI Bank                                            19,338
      5,128 Metropolitan Bank & Trust Co                                  23,962
                                                                         $77,221

MISCELLANEOUS
    275,280 Ayala Corp                                                    50,942
                                                                         $50,942

REAL ESTATE
    241,572 Ayala Land Inc                                                30,734
    141,700 SM Prime Holdings                                             17,045
                                                                         $47,779

TELEPHONE & TELECOMMUNICATIONS
      2,800 Philippine Long Distance Telephone Co                         50,197
                                                                         $50,197

TOTAL PHILIPPINES          --- 0.2%                                     $277,599

SINGAPORE            --- 2.2%

AIRLINES
     75,800 Singapore Airlines Ltd                                       749,670
                                                                        $749,670

ENGINEERING & CONSTRUCTION
     69,000 Singapore Technologies Engineering Ltd                       101,365
                                                                        $101,365

FOREIGN BANKS
     72,283 DBS Group Holdings Ltd                                       928,099
     77,923 Oversea-Chinese Banking Corp Ltd                             536,312
     60,000 Overseas Union Bank Ltd                                      232,504
     63,400 United Overseas Bank Ltd                                     414,355
                                                                      $2,111,270

PRINTING & PUBLISHING
     10,645 Singapore Press Holdings Ltd                                 166,232
                                                                        $166,232

REAL ESTATE
     48,000 City Developments Ltd                                        186,003
                                                                        $186,003

TELEPHONE & TELECOMMUNICATIONS
    189,000 Singapore Telecommunications Ltd                             276,559
                                                                        $276,559

TOTAL SINGAPORE            --- 2.2%                                   $3,591,099

THAILAND             --- 0.2%

BROADCAST/MEDIA
      5,700 BEC World Public Co Ltd                                       33,423
                                                                         $33,423

BUILDING MATERIALS
      1,800 Siam Cement Public Co Ltd*                                    33,774
                                                                         $33,774

COMPUTER HARDWARE & SYSTEMS
      5,700 Shin Corp Public Co Ltd*                                      27,610
                                                                         $27,610

FOREIGN BANKS
     21,400 Bangkok Bank Public Co Ltd*                                   26,187
    163,000 Krung Thai Bank Public Co Ltd*                                55,061
     34,300 Thai Farmers Bank Public Co Ltd*                              28,857
                                                                        $110,105

OIL & GAS
      9,300 PTT Exploration & Production Public Co Ltd                    45,048
                                                                         $45,048

TELEPHONE & TELECOMMUNICATIONS
      5,500 Advanced Info Service Public Co Ltd*                          50,758
      6,800 TelecomAsia Corp Public Co Ltd     Local Shares*               7,194
     56,700 TelecomAsia Corp Public Co Ltd Foreign Shares*                62,880
                                                                        $120,832

TOTAL THAILAND             --- 0.2%                                     $370,792

TOTAL COMMON STOCK --- 98.0%                                        $162,703,207
(Cost $144,475,653)

PREFERRED STOCK

AUSTRALIA            --- 0.4%

BROADCAST/MEDIA
     51,717 News Corp Ltd (vtg)                                          626,141
                                                                        $626,141

TOTAL AUSTRALIA            --- 0.4%                                     $626,141

TOTAL PREFERRED STOCK --- 0.4%                                          $626,141
(Cost $412,062)

SHORT-TERM INVESTMENTS

UNITED STATES --- 0.4%

FINANCIAL SERVICES
    623,000 Associates Corp of North America                             622,761
                                                                        $622,761

TOTAL UNITED STATES --- 0.4%                                            $622,761

UNITED STATES        --- 1.2%

U.S. GOVERNMENTS
  2,000,000 United States of America (1)                               1,989,719
                                                                      $1,989,719

TOTAL UNITED STATES        --- 1.2%                                   $1,989,719

TOTAL SHORT-TERM INVESTMENTS --- 1.6%                                 $2,612,480
(Cost $2,612,480)

TOTAL INDEX PACIFIC PORTFOLIO --- 100.0%                            $165,941,828
(Cost $147,500,195)


The Maxim Series Fund

Templeton International Equity Portfolio

BONDS

FRANCE               --- 0.5%

INSURANCE RELATED
    483,450 AXA SA #                                                     510,483
            Convertible
            2.500% January 1, 2014
                                                                        $510,483

TOTAL FRANCE               --- 0.5%                                     $510,483

TOTAL BONDS --- 0.5%                                                    $510,483
(Cost $546,879)

COMMON STOCK

ARGENTINA            --- 0.7%

OIL & GAS
     42,338 PC Holdings SA sponsored ADR                                 775,293
                                                                        $775,293

TOTAL ARGENTINA            --- 0.7%                                     $775,293

AUSTRALIA            --- 1.9%

FOREIGN BANKS
    263,630 Australia & New Zealand Banking Group Ltd                  2,027,611
                                                                      $2,027,611

TOTAL AUSTRALIA            --- 1.9%                                   $2,027,611

AUSTRIA              --- 0.3%

ELECTRIC COMPANIES
      8,100 EVN AG                                                       302,822
                                                                        $302,822

TOTAL AUSTRIA              --- 0.3%                                     $302,822

BERMUDA              --- 1.8%

FINANCIAL SERVICES
     79,500 Mutual Risk Management Ltd                                 1,376,304
                                                                      $1,376,304

INSURANCE RELATED
     10,400 XL Capital Ltd Class A                                       562,900
                                                                        $562,900

TOTAL BERMUDA              --- 1.8%                                   $1,939,204

BRAZIL               --- 2.9%

FOREIGN BANKS
  6,568,000 Banco Itau SA                                                573,426
                                                                        $573,426

GOLD, METALS & MINING
     33,740 Companhia Vale do Rio Doce sponsored ADR*                    953,155
                                                                        $953,155

TELEPHONE & TELECOMMUNICATIONS
      1,505 Tele Sudeste Celular Participacoes SA ADR*                    45,903
      7,525 Telecomunicacoes Brasileiras SA sponsored ADR                730,866
     39,425 Telesp-Telecomunicacoes de Sao Paulo SA*                     729,363
                                                                      $1,506,132

TOTAL BRAZIL               --- 2.9%                                   $3,032,713

CANADA               --- 4.3%

COMMUNICATIONS - EQUIPMENT
     18,300 Nortel Networks Corp                                       1,248,975
                                                                      $1,248,975

GOLD, METALS & MINING
     59,300 Barrick Gold Corp                                          1,078,489
                                                                      $1,078,489

OIL & GAS
     57,500 Renaissance Energy Ltd*                                      556,877
                                                                        $556,877

TRANSPORTATION
     44,400 Canadian National Railway Co                               1,291,517
                                                                      $1,291,517

UTILITIES
     49,800 TransCanada PipeLines Ltd                                    379,793
                                                                        $379,793

TOTAL CANADA               --- 4.3%                                   $4,555,651

CHILE                --- 0.7%

FOOD & BEVERAGES
     41,700 Embotelladora Andina SA ADR          Class B                 398,735
                                                                        $398,735

TELEPHONE & TELECOMMUNICATIONS
     16,100 Compania de Telecomunicaciones de Chile SA sponsored ADR     291,813
                                                                        $291,813

TOTAL CHILE                --- 0.7%                                     $690,548

CHINA                --- 0.4%

ELECTRIC COMPANIES
     76,600 Shandong Huaneng Power Co Ltd sponsored ADR                  320,724
                                                                        $320,724

HOUSEHOLD GOODS
    203,000 Guangdong Kelon Electrical Holdings Co Ltd                   110,025
                                                                        $110,025

TOTAL CHINA                --- 0.4%                                     $430,749

FRANCE               --- 9.2%

FOREIGN BANKS
     14,038 Banque Nationale de Paris                                  1,356,448
                                                                      $1,356,448

INSURANCE RELATED
      9,730 AXA                                                        1,538,984
                                                                      $1,538,984

OIL & GAS
      8,042 Total Fina Elf                                             1,238,075
                                                                      $1,238,075

PHARMACEUTICALS
     37,806 Aventis SA                                                 2,770,612
                                                                      $2,770,612

TELEPHONE & TELECOMMUNICATIONS
     43,000 Alcatel                                                    2,831,800
                                                                      $2,831,800

TOTAL FRANCE               --- 9.2%                                   $9,735,919

GERMANY              --- 4.8%

AUTOMOBILES
     17,900 Volkswagen AG                                                691,505
                                                                        $691,505

FOREIGN BANKS
     16,300 Deutsche Bank AG (registered)                              1,367,985
                                                                      $1,367,985

INSURANCE RELATED
      3,248 Muenchener Rueckver AG (registered)                        1,021,239
                                                                      $1,021,239

MISCELLANEOUS
     40,020 Veba AG                                                    1,971,867
                                                                      $1,971,867

TOTAL GERMANY              --- 4.8%                                   $5,052,596

HONG KONG            --- 5.3%

ELECTRIC COMPANIES
     60,000 CLP Holdings Ltd                                             279,399
    255,700 Hongkong Electric Holdings Ltd                               823,326
                                                                      $1,102,725

FOREIGN BANKS
     90,461 HSBC Holdings PLC                                          1,032,806
                                                                      $1,032,806

INVESTMENT BANK/BROKERAGE FIRM
    932,000 Peregrine Investments Holdings Ltd*                                1
                                                                              $1

MISCELLANEOUS
    101,255 Hutchison Whampoa Ltd                                      1,272,945
                                                                      $1,272,945

REAL ESTATE
    161,000 Cheung Kong Holdings Ltd                                   1,781,362
                                                                      $1,781,362

SHOES
    158,700 Yue Yuen Industrial Holdings Ltd                             352,201
                                                                        $352,201

TOTAL HONG KONG            --- 5.3%                                   $5,542,040

IRELAND              --- 1.8%

HEALTH CARE RELATED
     39,450 Elan Corp PLC sponsored ADR*                               1,910,840
                                                                      $1,910,840

TOTAL IRELAND              --- 1.8%                                   $1,910,840

ITALY                --- 4.9%

AUTOMOBILES
     18,148 Fiat SpA                                                     472,842
                                                                        $472,842

FOREIGN BANKS
    316,880 Banca Nazionale del Lavoro                                 1,120,879
                                                                      $1,120,879

OIL & GAS
    283,400 ENI SpA                                                    1,643,587
                                                                      $1,643,587

TELEPHONE & TELECOMMUNICATIONS
    284,200 Telecom Italia SpA RNC                                     1,893,417
                                                                      $1,893,417

TOTAL ITALY                --- 4.9%                                   $5,130,725

JAPAN                --- 9.2%

ELECTRONIC INSTRUMENTS & EQUIP
     13,400 Sony Corp                                                  1,253,816
                                                                      $1,253,816

GOLD, METALS & MINING
    134,000 Yamato Kogyo Co Ltd                                          620,576
                                                                        $620,576

INVESTMENT BANK/BROKERAGE FIRM
     53,000 Nomura Securities Co Ltd                                   1,299,891
                                                                      $1,299,891

MACHINERY
    231,000 Komatsu Ltd                                                1,628,713
                                                                      $1,628,713

TELEPHONE & TELECOMMUNICATIONS
        151 Nippon Telegraph & Telephone Corp                          2,012,287
                                                                      $2,012,287

TRANSPORTATION
    172,000 Nippon Express Co Ltd                                      1,058,286
                                                                      $1,058,286

WATER
     84,000 Kurita Water Industries Ltd                                1,853,788
                                                                      $1,853,788

TOTAL JAPAN                --- 9.2%                                   $9,727,357

KOREA                --- 2.0%

ELECTRIC COMPANIES
     67,300 Korea Electric Power Corp sponsored ADR*                   1,240,810
                                                                      $1,240,810

TELEPHONE & TELECOMMUNICATIONS
     17,700 Korea Telecom Corp sponsored ADR                             856,238
                                                                        $856,238

TOTAL KOREA                --- 2.0%                                   $2,097,048

MEXICO               --- 1.8%

MISCELLANEOUS
    824,600 Desc SA de CV Series B                                       519,380
    373,610 Desc SA de CV Series C                                       235,321
                                                                        $754,701

TELEPHONE & TELECOMMUNICATIONS
     20,400 Telefonos de Mexico SA sponsored ADR Class L               1,165,350
                                                                      $1,165,350

TOTAL MEXICO               --- 1.8%                                   $1,920,051

NETHERLANDS          --- 8.9%

AIR FREIGHT
     35,223 TNT Post Group NV                                            953,855
                                                                        $953,855

CHEMICALS
     46,260 Akzo Nobel NV                                              1,973,345
                                                                      $1,973,345

ELECTRONIC INSTRUMENTS & EQUIP
     39,095 Koninklijke Philips Electronics NV                         1,851,337
                                                                      $1,851,337

FOREIGN BANKS
     35,130 ING Groep NV                                               2,384,234
                                                                      $2,384,234

MACHINERY
     51,200 CNH Global NV*                                               473,600
                                                                        $473,600

PRINTING & PUBLISHING
     66,900 Wolters Kluwer NV                                          1,789,236
                                                                      $1,789,236

TOTAL NETHERLANDS          --- 8.9%                                   $9,425,607

NEW ZEALAND          --- 1.6%

PAPER & FOREST PRODUCTS
    994,500 Carter Holt Harvey Ltd                                       866,190
                                                                        $866,190

TELEPHONE & TELECOMMUNICATIONS
    230,400 Telecom Corp of New Zealand Ltd                              808,119
                                                                        $808,119

TOTAL NEW ZEALAND          --- 1.6%                                   $1,674,309

NORWAY               --- 0.6%

MANUFACTURING
     15,900 Norsk Hydro ASA                                              669,654
                                                                        $669,654

TOTAL NORWAY               --- 0.6%                                     $669,654

PHILIPPINES          --- 0.5%

TELEPHONE & TELECOMMUNICATIONS
     28,700 Philippine Long Distance Telephone Co sponsored ADR          509,425
                                                                        $509,425

TOTAL PHILIPPINES          --- 0.5%                                     $509,425

PORTUGAL             --- 0.8%

TELEPHONE & TELECOMMUNICATIONS
     71,700 Portugal Telecom SA (registered)                             808,284
                                                                        $808,284

TOTAL PORTUGAL             --- 0.8%                                     $808,284

SINGAPORE            --- 0.6%

PAPER & FOREST PRODUCTS
    118,200 Asia Pulp & Paper Co Ltd sponsored ADR*                      598,328
                                                                        $598,328

TOTAL SINGAPORE            --- 0.6%                                     $598,328

SPAIN                --- 4.8%

ELECTRIC COMPANIES
    102,200 Iberdrola SA                                               1,322,580
                                                                      $1,322,580

FOREIGN BANKS
     36,600 Banco Popular Espanol SA                                   1,136,746
                                                                      $1,136,746

OIL & GAS
     95,930 Repsol YPF SA                                              1,917,335
                                                                      $1,917,335

TELEPHONE & TELECOMMUNICATIONS
     29,300 Telefonica SA*                                               631,957
                                                                        $631,957

TOTAL SPAIN                --- 4.8%                                   $5,008,618

SWEDEN               --- 5.7%

FOREIGN BANKS
     87,900 ForeningsSparbanken AB                                     1,292,794
    224,860 Nordic Baltic Holding AB                                   1,704,844
    159,222 Nordic Baltic Holding AB FDR                               1,163,042
     72,060 Svenska Handelsbanken AB Class A                           1,051,611
                                                                      $5,212,291

HEAVY TRUCKS & PARTS
     35,400 Volvo AB Class B                                             772,899
                                                                        $772,899

TOTAL SWEDEN               --- 5.7%                                   $5,985,190

THAILAND             --- 0.3%

FOREIGN BANKS
    405,800 Thai Farmers Bank Public Co Ltd*                             341,400
                                                                        $341,400

TOTAL THAILAND             --- 0.3%                                     $341,400

UNITED KINGDOM       --- 17.7%

AEROSPACE & DEFENSE
    291,000 BAE Systems PLC                                            1,815,045
    376,700 Rolls-Royce PLC                                            1,347,301
                                                                      $3,162,346

AIRLINES
    204,600 British Airways PLC                                        1,177,027
                                                                      $1,177,027

BIOTECHNOLOGY
    129,508 Celltech Group PLC*                                        2,509,596
                                                                      $2,509,596

CHEMICALS
    121,415 Imperial Chemical Industries PLC*                            964,084
                                                                        $964,084

ELECTRIC COMPANIES
    207,110 National Power PLC                                         1,320,020
                                                                      $1,320,020

FOOD & BEVERAGES
     71,400 Unilever PLC                                                 432,370
                                                                        $432,370

INSURANCE RELATED
     96,800 Allied Zurich PLC                                          1,145,253
    169,000 Old Mututal PLC                                              371,621
                                                                      $1,516,874

MACHINERY
    257,300 Weir Group PLC                                               712,833
                                                                        $712,833

MANUFACTURING
    304,339 Invensys PLC                                               1,150,139
                                                                      $1,150,139

MEDICAL PRODUCTS
    195,070 Nycomed Amersham PLC                                       1,937,276
                                                                      $1,937,276

RETAIL
    221,000 Marks & Spencer PLC                                          777,043
    155,300 Safeway PLC                                                  604,229
                                                                      $1,381,272

TRANSPORTATION
     86,000 Peninsular & Oriental Steam Navigation Co                    736,906
    369,600 Stagecoach Holdings PLC                                      408,462
                                                                      $1,145,368

WATER
     99,500 Thames Water PLC*                                          1,287,913
                                                                      $1,287,913

TOTAL UNITED KINGDOM       --- 17.7%                                 $18,697,118

UNITED STATES        --- 1.1%

INSURANCE RELATED
     39,600 ACE Ltd                                                    1,108,800
                                                                      $1,108,800

TOTAL UNITED STATES        --- 1.1%                                   $1,108,800

TOTAL COMMON STOCK --- 94.6%                                         $99,697,900
(Cost $83,944,423)

PREFERRED STOCK

AUSTRALIA            --- 1.7%

BROADCAST/MEDIA
    148,631 News Corp Ltd (vtg)                                        1,799,486
                                                                      $1,799,486

TOTAL AUSTRALIA            --- 1.7%                                   $1,799,486

TOTAL PREFERRED STOCK --- 1.7%                                        $1,799,486
(Cost $750,453)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 3.2%

FINANCIAL SERVICES
  3,399,000 Associates Corp of North America                           3,397,699
                                                                      $3,397,699

TOTAL UNITED STATES        --- 3.2%                                   $3,397,699

TOTAL SHORT-TERM INVESTMENTS --- 3.2%                                 $3,397,699
(Cost $3,397,699)

TOTAL TEMPLETON INTERNATIONAL EQUITY PORTFOLIO --- 100.0%           $105,405,568
(Cost $88,639,454)


The Maxim Series Fund

Ariel MidCap Value Portfolio

COMMON STOCK

CHEMICALS --- 1.5%
     13,500 Avery Dennison Corp                                          906,188
                                                                        $906,188

COMPUTER SOFTWARE & SERVICES --- 5.9%
     92,500 Equifax Inc                                                2,428,125
      3,099 Per-Se Technologies Inc (wts) @*                                   0
     34,300 SunGard Data Systems Inc*                                  1,063,300
                                                                      $3,491,425

DISTRIBUTORS --- 2.6%
     20,500 Cardinal Health Inc                                        1,517,000
                                                                      $1,517,000

FINANCIAL SERVICES --- 12.2%
     53,000 Franklin Resources Inc                                     1,609,875
     51,200 MBIA Inc                                                   2,467,174
     78,900 MBNA Corp                                                  2,140,163
     23,100 T Rowe Price Associates Inc                                  981,750
                                                                      $7,198,962

FOOD & BEVERAGES --- 7.6%
     39,600 Bob Evans Farms Inc                                          591,505
     65,200 McCormick & Co Inc (nonvtg)                                2,119,000
    140,900 Whitman Corp                                               1,743,638
                                                                      $4,454,143

HOTELS/MOTELS --- 1.6%
     47,600 Carnival Corp                                                928,200
                                                                        $928,200

HOUSEHOLD GOODS --- 12.0%
     43,450 Clorox Co                                                  1,947,081
     38,700 Fortune Brands Inc                                           892,499
     99,600 Leggett & Platt Inc                                        1,643,400
     25,800 Libbey Inc                                                   828,825
     67,200 Newell Rubbermaid Inc                                      1,730,400
                                                                      $7,042,205

INSURANCE RELATED --- 4.1%
     18,100 Arthur J Gallagher & Co                                      760,200
     30,200 XL Capital Ltd Class A                                     1,634,575
                                                                      $2,394,775

LEISURE & ENTERTAINMENT --- 3.9%
     86,100 International Game Technology*                             2,281,650
                                                                      $2,281,650

MANUFACTURING --- 2.1%
     45,800 Specialty Equipment Cos Inc*                               1,242,325
                                                                      $1,242,325

MEDICAL PRODUCTS --- 2.8%
     82,700 Sybron International Corp*                                 1,638,452
                                                                      $1,638,452

OFFICE EQUIPMENT & SUPPLIES --- 6.8%
     90,900 Herman Miller Inc                                          2,352,038
     40,900 Pitney Bowes Inc                                           1,636,000
                                                                      $3,988,038

PRINTING & PUBLISHING --- 16.1%
     48,500 Central Newspapers Inc Class A                             3,067,624
     53,800 Houghton Mifflin Co                                        2,511,761
     83,400 Lee Enterprises Inc                                        1,944,221
     27,800 McClatchy Co Class A                                         920,875
     29,600 Tribune Co                                                 1,036,000
                                                                      $9,480,481

REAL ESTATE --- 4.5%
    106,800 Rouse Co REIT                                              2,643,300
                                                                      $2,643,300

RETAIL --- 2.4%
     65,500 Longs Drug Stores Corp                                     1,424,625
                                                                      $1,424,625

SPECIALIZED SERVICES --- 5.1%
     41,800 Galileo International Inc                                    872,575
     28,000 H&R Block Inc                                                906,500
     47,800 Harte-Hanks Inc                                            1,195,000
                                                                      $2,974,075

TELEPHONE & TELECOMMUNICATIONS --- 3.6%
     73,600 CenturyTel Inc                                             2,116,000
                                                                      $2,116,000

TOYS --- 3.8%
    148,800 Hasbro Inc                                                 2,241,226
                                                                      $2,241,226

TOTAL COMMON STOCK --- 98.5%                                         $57,963,070
(Cost $63,036,851)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 1.5%
    895,000 Associates Corp of North America                             894,658
                                                                        $894,658

TOTAL SHORT-TERM INVESTMENTS --- 1.5%                                   $894,658
(Cost $894,658)

TOTAL ARIEL MIDCAP VALUE PORTFOLIO --- 100.0%                        $58,857,728
(Cost $63,931,509)


The Maxim Series Fund

Ariel Small-Cap Value Portfolio

COMMON STOCK

ELECTRONIC INSTRUMENTS & EQUIP --- 4.4%
     34,600 Littelfuse Inc*                                            1,695,400
                                                                      $1,695,400

FINANCIAL SERVICES --- 4.3%
     34,100 MBIA Inc                                                   1,643,177
                                                                      $1,643,177

FOOD & BEVERAGES --- 8.1%
     82,500 Bob Evans Farms Inc                                        1,232,303
     50,100 McCormick & Co Inc (nonvtg)                                1,628,250
     19,000 Whitman Corp                                                 235,125
                                                                      $3,095,678

HOUSEHOLD GOODS --- 6.3%
     75,700 Leggett & Platt Inc                                        1,249,050
     36,800 Libbey Inc                                                 1,182,200
                                                                      $2,431,250

INSURANCE RELATED --- 6.9%
     12,600 Arthur J Gallagher & Co                                      529,200
     59,800 HCC Insurance Holdings Inc                                 1,128,725
     66,500 Horace Mann Educators Corp                                   997,500
                                                                      $2,655,425

LEISURE & ENTERTAINMENT --- 4.3%
     62,400 International Game Technology*                             1,653,600
                                                                      $1,653,600

MANUFACTURING --- 17.1%
     54,100 Brady Corp Class A                                         1,758,250
     38,000 Graco Inc                                                  1,235,000
     47,800 IDEX Corp                                                  1,508,664
      3,700 Matthews International Corp Class A*                         107,300
     71,900 Specialty Equipment Cos Inc*                               1,950,288
                                                                      $6,559,502

OFFICE EQUIPMENT & SUPPLIES --- 5.4%
     40,386 General Binding Corp                                         270,061
     60,100 Herman Miller Inc                                          1,555,088
     23,100 Hunt Corp                                                    239,663
                                                                      $2,064,812

PRINTING & PUBLISHING --- 10.7%
     37,600 Central Newspapers Inc Class A                             2,378,198
     73,700 Lee Enterprises Inc                                        1,718,094
                                                                      $4,096,292

REAL ESTATE --- 5.7%
     72,300 Rouse Co REIT                                              1,789,425
     11,200 Urban Shopping Centers Inc REIT                              377,294
                                                                      $2,166,719

RETAIL --- 3.6%
     63,700 Longs Drug Stores Corp                                     1,385,475
                                                                      $1,385,475

SPECIALIZED SERVICES --- 6.7%
     43,500 Department 56 Inc*                                           478,500
      2,410 Grey Advertising Inc                                       1,214,640
     78,500 ServiceMaster Co*                                            892,938
                                                                      $2,586,078

TEXTILES --- 1.1%
    113,450 Interface Inc                                                432,471
                                                                        $432,471

TOYS --- 4.1%
    105,050 Hasbro Inc                                                 1,582,263
                                                                      $1,582,263

TOTAL COMMON STOCK --- 88.9%                                         $34,048,142
(Cost $34,271,701)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 8.0%
    200,000 American Express Credit Corp                                 199,849
  1,872,000 Associates Corp of North America                           1,871,283
  1,000,000 Ford Motor Credit Co                                         999,627
                                                                      $3,070,759

OIL & GAS --- 3.1%
  1,200,000 Chevron Corp                                               1,198,867
                                                                      $1,198,867

TOTAL SHORT-TERM INVESTMENTS --- 11.1%                                $4,269,626
(Cost $4,269,626)

TOTAL ARIEL SMALL-CAP VALUE PORTFOLIO --- 100.0%                     $38,317,768
(Cost $38,541,327)


The Maxim Series Fund

Bond Index Portfolio

BONDS

AEROSPACE & DEFENSE --- 1.1%
  1,400,000 Northrop Grumman Corp                                      1,442,476
            Notes
            8.625% October 15, 2004
                                                                      $1,442,476

AGENCY --- 38.4%
    464,379 Fannie Mae                                                   460,506
            Pool #124654
            7.000% December 1, 2007
    600,000 Fannie Mae                                                   559,542
            6.000% May 15, 2008
  3,236,270 Fannie Mae                                                 3,196,853
            Pool #323688
            7.500% March 1, 2029
    993,453 Fannie Mae                                                   919,868
            Pool 486700
            5.500% March 1, 2014
    600,000 Fannie Mae                                                   552,096
            5.750% February 15, 2008
    385,543 Fannie Mae                                                   389,518
            Pool #323102
            8.000% December 1, 2012
    183,254 Fannie Mae                                                   185,144
            Pool #323265
            8.000% June 1, 2012
  1,830,915 Fannie Mae                                                 1,849,792
            Pool #124562
            8.000% November 1, 2022
  2,363,896 Fannie Mae                                                 2,246,434
            Pool #214037
            6.500% December 1, 2023
  2,773,275 Fannie Mae                                                 2,720,388
            Pool #510483
            7.000% August 1, 2014
    600,000 Fannie Mae                                                   580,992
            AGENCY NOTES
            5.750% April 15, 2003
    600,000 Fannie Mae                                                   559,314
            Notes
            4.750% November 14, 2003
  1,729,684 Fannie Mae                                                 1,686,528
            Pool #313567
            6.500% November 1, 2009
  2,495,970 Fannie Mae                                                 2,284,586
            Pool #323821
            6.000% July 1, 2029
  1,812,027 Fannie Mae                                                 1,764,498
            Pool #252771
            7.000% June 1, 2022
    600,000 Fannie Mae                                                   586,686
            7.550% March 27, 2007
    600,000 Fannie Mae                                                   594,936
            5.625% March 15, 2001
  4,746,740 Fannie Mae                                                 4,479,736
            Pool #489505
            6.500% July 1, 2029
  1,035,371 Fannie Mae                                                 1,000,427
            Pool #504712
            7.000% July 1, 2029
    600,000 Federal Home Loan Bank                                       593,532
            4.875% January 26, 2001
    600,000 Federal Home Loan Bank                                       567,654
            JUMBO NOTES
            5.125% September 15, 2003
    500,000 Federal Home Loan Bank                                       484,920
            4.875% January 22, 2002
  3,376,096 Freddie Mac                                                3,190,411
            Pool #C25252
            6.500% April 1, 2029
  1,000,000 Freddie Mac                                                  947,190
            Global Notes
            5.950% January 19, 2006
  1,000,000 Freddie Mac                                                  976,410
            Global Notes
            6.700% January 5, 2007
    600,000 Freddie Mac                                                  525,096
            5.125% October 15, 2008
    492,517 Freddie Mac                                                  451,269
            Pool C26896
            6.000% April 1, 2029
  2,120,312 Freddie Mac                                                2,003,695
            Pool C29179
            6.500% July 1, 2029
    884,694 Freddie Mac                                                  847,280
            Pool #E20199
            6.000% September 1, 2010
    515,280 Freddie Mac                                                  491,448
            Pool #E63038
            6.000% February 1, 2011
    750,933 Ginnie Mae                                                   746,705
            Pool #413320
            7.500% September 15, 2025
  1,323,513 Ginnie Mae                                                 1,291,246
            Pool #780189
            7.000% July 15, 2025
     84,811 Ginnie Mae                                                    85,924
            Pool #312989
            8.000% January 15, 2007
    108,037 Ginnie Mae                                                   109,454
            Pool #316037
            8.000% December 15, 2006
    395,747 Ginnie Mae                                                   393,519
            Pool #340847
            7.500% November 15, 2025
    525,828 Ginnie Mae                                                   549,327
            Pool #192881
            9.000% January 15, 2017
    112,970 Ginnie Mae                                                   114,452
            Pool #323073
            8.000% April 15, 2007
    182,837 Ginnie Mae                                                   185,235
            Pool # 323133
            8.000% June 15, 2007
  1,925,916 Ginnie Mae                                                 1,827,809
            Pool #490201
            6.500% June 15, 2029
    244,355 Ginnie Mae                                                   238,397
            Pool # 344196
            7.000% January 15, 2023
     59,709 Ginnie Mae                                                    60,493
            Pool #312963
            8.000% August 15, 2006
     69,662 Ginnie Mae                                                    70,576
            Pool #321871
            8.000% March 15, 2007
  1,491,567 Ginnie Mae                                                 1,481,723
            Pool #502858
            7.500% November 15, 2029
  1,983,696 Ginnie Mae                                                 1,970,604
            Pool #513364
            7.500% August 15, 2029
    625,397 Ginnie Mae                                                   621,876
            Pool #408165
            7.500% December 15, 2025
    648,485 Ginnie Mae                                                   677,459
            Pool #780398
            9.000% April 15, 2021
     89,033 Ginnie Mae                                                    86,862
            Pool # 345300
            7.000% March 15, 2023
    469,742 Ginnie Mae                                                   458,290
            Pool #343591
            7.000% February 15, 2023
  1,477,616 Ginnie Mae II                                              1,460,535
            Pool #002853
            7.500% December 20, 2029
                                                                     $50,127,235

AUTOMOBILES --- 0.8%
  1,200,000 Ford Motor Co                                              1,010,460
            Bonds
            6.625% October 1, 2028
                                                                      $1,010,460

BANKS --- 1.7%
  2,300,000 Wells Fargo & Co                                           2,216,970
            Subordinated Notes
            6.875% April 1, 2006
                                                                      $2,216,970

BROADCAST/MEDIA --- 0.9%
  1,300,000 News America Inc                                           1,191,970
            Senior Notes
            6.625% January 9, 2008
                                                                      $1,191,970

CANADIAN - PROVINCIAL --- 1.0%
  1,300,000 Province of Ontario                                        1,320,800
            Bonds
            7.625% June 22, 2004
                                                                      $1,320,800

COMMERCIAL MORTGAGE BACKED --- 1.5%
    945,486 Commercial Mortgage Acceptance Corp                          923,768
            Series 1999-C1 Class A1
            6.790% August 15, 2008
  1,000,000 DLJ Commercial Mortgage Corp                                 990,010
            Series 1999-CG3 Class A1B
            7.340% September 10, 2009
                                                                      $1,913,778

DISTRIBUTORS --- 1.1%
  1,500,000 SUPERVALU Inc                                              1,494,408
            Notes
            7.625% September 15, 2004
                                                                      $1,494,408

ELECTRIC COMPANIES --- 2.5%
  1,000,000 Empresa Nacional de Electricidad SA                          932,570
            Notes
            7.750% July 15, 2008
  1,300,000 Niagara Mohawk Power Corp                                  1,302,067
            1st Mortgage
            7.875% April 1, 2024
  1,000,000 Tokyo Electric Power Co                                      971,850
            Secured Notes
            7.000% February 13, 2007
                                                                      $3,206,487

FINANCIAL SERVICES --- 3.2%
  1,500,000 General Electric Capital Corp                              1,518,090
            Notes
            7.375% January 19, 2010
  1,400,000 General Motors Acceptance Corp                             1,439,648
            Notes
            9.625% December 15, 2001
  1,200,000 Morgan Stanley Dean Witter & Co                            1,184,436
            Notes
            6.875% March 1, 2003
                                                                      $4,142,174

FOREIGN BANKS --- 3.5%
  1,300,000 Abbey National PLC                                         1,256,710
            Subordinated Notes
            6.690% October 17, 2005
  1,300,000 African Development Bank                                   1,274,442
            Subordinated Notes
            6.875% October 15, 2015
  1,000,000 Export-Import Bank of Korea                                  911,770
            Senior Unsubordinated Notes
            6.375% February 15, 2006
  1,200,000 National Australia Bank Ltd                                1,147,452
            Subordinated Notes
            6.600% December 10, 2007
                                                                      $4,590,374

INSURANCE RELATED --- 0.8%
  1,200,000 Hartford Financial Services Group Inc                      1,091,472
            Senior Notes
            6.375% November 1, 2008
                                                                      $1,091,472

MISCELLANEOUS --- 1.2%
  1,500,000 Archer-Daniels-Midland Co                                  1,601,670
            Debentures
            8.875% April 15, 2011
                                                                      $1,601,670

OFFICE EQUIPMENT & SUPPLIES --- 1.0%
  1,300,000 Xerox Corp                                                 1,241,565
            Notes
            6.250% November 15, 2026
                                                                      $1,241,565

OIL & GAS --- 0.9%
  1,300,000 KN Energy Inc/Kinder Morgan Inc                            1,216,566
            Senior Notes
            6.800% March 1, 2008
                                                                      $1,216,566

OTHER ASSET-BACKED --- 1.1%
  1,500,000 Citibank Credit Card Master Trust I                        1,410,465
            Series 1998-9 Class A
            5.300% January 9, 2006
                                                                      $1,410,465

PAPER & FOREST PRODUCTS --- 0.9%
  1,300,000 Union Camp Corp                                            1,182,844
            Notes
            6.500% November 15, 2007
                                                                      $1,182,844

RAILROADS --- 0.7%
  1,000,000 Union Pacific Corp                                           934,546
            Notes
            6.790% November 9, 2007
                                                                        $934,546

RETAIL --- 1.0%
  1,300,000 Wal-Mart Stores Inc                                        1,321,177
            Notes
            7.500% May 15, 2004
                                                                      $1,321,177

U.S. GOVERNMENTS --- 36.1%
  7,300,000 United States of America                                   9,479,707
            Treasury Notes
            9.000% November 15, 2018
  1,100,000 United States of America                                   1,081,091
            Treasury Notes
            5.875% November 15, 2005
  5,300,000 United States of America                                   5,357,134
            Treasury Notes
            6.500% May 15, 2005
  4,700,000 United States of America                                   4,668,416
            Treasury Notes
            6.125% August 15, 2007
 17,100,000 United States of America                                  16,798,014
            Treasury Notes
            5.625% December 31, 2002
  4,400,000 United States of America                                   4,734,796
            Treasury Bonds
            6.750% August 15, 2026
  5,400,000 United States of America                                   5,067,576
            Treasury Notes
            4.250% November 15, 2003
                                                                     $47,186,734

TOTAL BONDS --- 99.5%                                               $129,844,171
(Cost $131,429,756)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 0.5%
    693,000 Associates Corp of North America                             692,735
                                                                        $692,735

TOTAL SHORT-TERM INVESTMENTS --- 0.5%                                   $692,735
(Cost $692,735)

TOTAL BOND INDEX PORTFOLIO --- 100.0%                               $130,536,906
(Cost $132,122,491)


The Maxim Series Fund

Bond Portfolio

BONDS

AGENCY --- 8.4%
  5,500,000 Fannie Mae                                                 4,847,754
            Notes
            5.250% January 15, 2009
                                                                      $4,847,754

AIR FREIGHT --- 4.4%
  2,571,976 American Trans Air #                                       2,527,996
            Series 1996-1 Class 1C
            7.820% March 26, 2004
                                                                      $2,527,996

BANKS --- 4.9%
  3,000,000 Credit Suisse First Boston #                               2,829,480
            Subordinated Notes
            6.500% May 1, 2008
                                                                      $2,829,480

BROADCAST/MEDIA --- 4.9%
  3,000,000 News America Inc                                           2,854,740
            Company Guaranteed Notes
            6.703% May 21, 2004
                                                                      $2,854,740

FINANCIAL SERVICES --- 7.6%
  3,000,000 Associates Corp of North America                           2,918,100
            Senior Notes
            7.240% August 15, 2006
  1,500,000 Greenpoint Bank                                            1,462,500
            Senior Notes
            6.700% July 15, 2002
                                                                      $4,380,600

HEAVY TRUCKS & PARTS --- 3.3%
  2,000,000 Dana Corp                                                  1,890,200
            Notes
            6.250% March 1, 2004
                                                                      $1,890,200

OIL & GAS --- 11.6%
  3,000,000 Columbia Energy Group                                      2,915,880
            Notes
            6.610% November 28, 2002
  1,000,000 Consolidated Natural Gas Co                                  905,500
            Debentures
            6.625% December 1, 2013
  3,000,000 Occidental Petroleum Corp                                  2,897,340
            Senior Notes
            6.400% April 1, 2003
                                                                      $6,718,720

OTHER ASSET-BACKED --- 10.1%
  3,000,000 Delta Funding Home Equity Loan Trust                       2,947,980
            Series 1999-2 Class A5F
            7.070% November 15, 2027
    939,119 Green Tree Consumer Trust                                    905,809
            Series 1998-A Class BH
            8.410% May 15, 2029
  2,000,000 World Financial Network Credit Card Master Trust           1,985,000
            Series 1996-B Class A
            6.950% April 15, 2006
                                                                      $5,838,789

PERSONAL LOANS --- 5.0%
  3,000,000 Takefuji Corp #                                            2,876,700
            Senior Notes
            7.300% November 1, 2004
                                                                      $2,876,700

RAILROADS --- 5.0%
  3,000,000 National Rail Corp #                                       2,886,900
            Debentures
            7.470% August 8, 2010
                                                                      $2,886,900

REAL ESTATE --- 4.9%
  3,000,000 Highwoods Properties Inc REIT                              2,808,660
            Notes
            6.750% December 1, 2003
                                                                      $2,808,660

RETAIL --- 5.0%
  3,000,000 ShopKo Stores Inc                                          2,869,530
            Senior Notes
            6.500% August 15, 2003
                                                                      $2,869,530

SPECIALIZED SERVICES --- 3.5%
  2,000,000 CUC International Inc/Cedant Corp                          2,000,000
            Convertible
            3.000% February 15, 2002
                                                                      $2,000,000

TRANSPORTATION --- 2.9%
  2,936,400 Zhuhai Highway Co Ltd #                                    1,688,430
            Senior Notes
            9.125% July 1, 2006
                                                                      $1,688,430

U.S. GOVERNMENTS --- 16.5%
  1,500,000 United States of America                                   1,947,885
            Treasury Notes
            9.000% November 15, 2018
    900,000 United States of America                                     968,481
            Treasury Bonds
            6.750% August 15, 2026
    950,000 United States of America                                     943,616
            Treasury Notes
            6.125% August 15, 2007
  3,450,000 United States of America                                   3,389,073
            Treasury Notes
            5.625% December 31, 2002
  1,250,000 United States of America                                   1,263,475
            Treasury Notes
            6.500% May 15, 2005
  1,100,000 United States of America                                   1,032,284
            Treasury Notes
            4.250% November 15, 2003
                                                                      $9,544,814

TOTAL BONDS --- 97.7%                                                $56,563,313
(Cost $59,674,719)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 2.3%
  1,307,000 Associates Corp of North America                           1,306,500
                                                                      $1,306,500

TOTAL SHORT-TERM INVESTMENTS --- 2.3%                                 $1,306,500
(Cost $1,306,500)

TOTAL BOND PORTFOLIO --- 100.0%                                      $57,869,813
(Cost $60,981,219)


The Maxim Series Fund

Founders Growth & Income Portfolio

BONDS

COMPUTER HARDWARE & SYSTEMS --- 1.2%
  1,500,000 Redback Networks Inc #                                     1,670,625
            Convertible
            5.000% April 1, 2007
                                                                      $1,670,625

COMPUTER SOFTWARE & SERVICES --- 1.3%
  1,600,000 Juniper Networks                                           1,750,000
            Convertible
            4.750% March 15, 2007
                                                                      $1,750,000

TOTAL BONDS --- 2.4%                                                  $3,420,625
(Cost $2,983,796)

COMMON STOCK

BANKS --- 3.7%
     29,425 Bank of New York Co Inc                                    1,368,263
     19,675 Chase Manhattan Corp                                         906,270
     15,850 Fifth Third Bancorp                                        1,002,513
      5,475 Northern Trust Corp                                          356,214
      2,825 State Street Corp                                            299,625
     30,500 Wells Fargo & Co                                           1,181,875
                                                                      $5,114,760

BIOTECHNOLOGY --- 0.5%
      3,725 Genentech Inc*                                               640,700
                                                                        $640,700

BROADCAST/MEDIA --- 4.5%
     30,725 AMFM Inc*                                                  2,120,025
     24,175 AT&T Corp Liberty Media Group Class A*                       586,244
     36,850 Comcast Corp Class A*                                      1,492,425
     16,225 General Motors Corp Class H*                               1,423,744
     33,450 USA Networks Inc*                                            723,356
                                                                      $6,345,794

COMMUNICATIONS - EQUIPMENT --- 10.4%
     77,600 Cisco Systems Inc*                                         4,932,411
     10,375 Corning Inc                                                2,799,953
     35,925 Lucent Technologies Inc                                    2,128,556
      5,225 Network Appliance Inc*                                       420,613
     42,055 Nortel Networks Corp                                       2,870,254
     21,025 Tellabs Inc*                                               1,438,888
                                                                     $14,590,675

COMPUTER HARDWARE & SYSTEMS --- 6.0%
     15,100 Apple Computer Inc*                                          790,863
     28,250 Dell Computer Corp*                                        1,393,064
     38,100 EMC Corp*                                                  2,931,300
     12,200 Gateway Inc*                                                 692,350
      9,600 International Business Machines Corp                       1,051,795
     17,225 Sun Microsystems Inc*                                      1,566,390
                                                                      $8,425,762

COMPUTER SOFTWARE & SERVICES --- 7.3%
     23,350 Automatic Data Processing Inc                              1,250,673
      8,500 Computer Sciences Corp*                                      634,840
     21,050 First Data Corp                                            1,044,606
     10,300 Foundry Networks Inc*                                      1,138,150
      8,375 Mercury Interactive Corp*                                    810,281
     30,325 Oracle Corp*                                               2,549,180
      2,175 Siebel Systems Inc*                                          355,747
      8,300 VERITAS Software Corp*                                       938,025
      6,300 VeriSign Inc*                                              1,111,950
      2,975 Yahoo! Inc*                                                  368,528
                                                                     $10,201,980

COSMETICS & PERSONAL CARE --- 0.3%
     13,800 Gillette Co                                                  482,131
                                                                        $482,131

ELECTRIC COMPANIES --- 0.5%
      6,175 Duke Energy Corp                                             348,116
     11,675 Montana Power Co                                             412,268
                                                                        $760,384

ELECTRONIC INSTRUMENTS & EQUIP --- 3.1%
      2,216 Agilent Technologies Inc*                                    163,430
     64,900 General Electric Co                                        3,439,700
      4,750 Sanmina Corp*                                                406,125
      5,000 Vitesse Semiconductor Corp*                                  367,810
                                                                      $4,377,065

ELECTRONICS - SEMICONDUCTOR --- 7.1%
     24,725 Analog Devices Inc*                                        1,879,100
      6,525 Applied Micro Circuits Corp*                                 644,344
     37,250 Intel Corp                                                 4,979,841
      5,625 National Semiconductor Corp*                                 319,219
     29,925 Texas Instruments Inc                                      2,055,458
                                                                      $9,877,962

FINANCIAL SERVICES --- 2.8%
     17,000 American Express Co                                          886,125
     50,937 Citigroup Inc                                              3,068,954
                                                                      $3,955,079

FOOD & BEVERAGES --- 1.4%
      8,950 Anheuser-Busch Cos Inc                                       668,449
     21,400 Coca-Cola Co                                               1,229,152
                                                                      $1,897,601

HEALTH CARE RELATED --- 2.8%
     35,275 Abbott Laboratories                                        1,571,925
     11,325 Amgen Inc*                                                   795,581
     14,500 Bristol-Myers Squibb Co                                      844,625
      9,400 MedImmune Inc*                                               695,600
                                                                      $3,907,731

HOUSEHOLD GOODS --- 0.6%
     14,025 Colgate-Palmolive Co                                         839,747
                                                                        $839,747

INSURANCE RELATED --- 1.7%
     16,625 American International Group Inc                           1,953,438
      4,150 Marsh & McLennan Cos Inc                                     433,414
                                                                      $2,386,852

INVESTMENT BANK/BROKERAGE FIRM --- 0.1%
      5,100 Charles Schwab Corp                                          171,488
                                                                        $171,488

LEISURE & ENTERTAINMENT --- 4.6%
     11,600 Harley-Davidson Inc                                          446,600
     27,925 Time Warner Inc                                            2,122,300
     45,250 Viacom Inc Class B*                                        3,085,462
     19,250 Walt Disney Co                                               747,131
                                                                      $6,401,493

MANUFACTURING --- 3.4%
     13,450 Danaher Corp                                                 664,928
     27,175 Jabil Circuit Inc*                                         1,348,559
     56,725 Tyco International Ltd                                     2,687,347
                                                                      $4,700,834

MEDICAL PRODUCTS --- 2.9%
     27,025 Baxter International Inc                                   1,900,182
     21,125 Guidant Corp*                                              1,045,688
     13,950 Medtronic Inc                                                694,877
      5,825 PE Corp-PE Biosystems Group                                  383,722
                                                                      $4,024,469

MISCELLANEOUS --- 2.1%
     26,375 AES Corp*                                                  1,203,359
        185 Berkshire Hathaway Inc Class B*                              325,600
      7,200 Nextel Communications Inc Class A*                           440,546
     15,750 Sprint PCS*                                                  937,125
                                                                      $2,906,630

OIL & GAS --- 5.5%
      8,300 Chevron Corp                                                 703,940
     23,475 Coastal Corp                                               1,429,041
     19,300 Enron Corp                                                 1,244,850
     28,579 Exxon Mobil Corp                                           2,243,452
     27,825 Halliburton Co                                             1,312,978
     11,550 Royal Dutch Petroleum Co NY Shrs                             711,041
                                                                      $7,645,302

PHARMACEUTICALS --- 7.8%
     19,700 Eli Lilly & Co                                             1,967,538
     24,075 Merck & Co Inc                                             1,844,747
    108,037 Pfizer Inc                                                 5,185,768
     15,681 Pharmacia Corp                                               810,504
     21,250 Schering-Plough Corp                                       1,073,125
                                                                     $10,881,682

RETAIL --- 5.8%
     34,700 Costco Wholesale Corp*                                     1,145,100
     20,600 Home Depot Inc                                             1,028,702
      7,425 Kohl's Corp*                                                 413,016
     33,800 Kroger Co*                                                   745,696
     14,175 Lowe's Cos Inc                                               582,054
     14,450 Safeway Inc*                                                 652,056
     11,075 Target Corp                                                  642,350
     37,175 Wal-Mart Stores Inc                                        2,142,209
     23,900 Walgreen Co                                                  769,269
                                                                      $8,120,452

SPECIALIZED SERVICES --- 0.7%
     13,175 DeVry Inc*                                                   348,307
      7,525 Omnicom Group Inc                                            670,192
                                                                      $1,018,499

TELEPHONE & TELECOMMUNICATIONS --- 10.3%
     17,175 ALLTEL Corp                                                1,063,768
      8,875 E-Tek Dynamics Inc*                                        2,341,332
      9,825 JDS Uniphase Corp*                                         1,177,772
     32,975 LM Ericsson AB sponsored ADR*                                659,500
      6,525 Level 3 Communications Inc*                                  574,200
     63,275 Nokia OYJ sponsored ADR                                    3,159,764
     28,000 Qwest Communications International Inc*                    1,391,236
     37,025 SBC Communications Inc                                     1,601,331
      7,475 Sprint Corp                                                  381,225
     16,100 Verizon Communications                                     1,002,225
     17,485 Vodafone AirTouch PLC sponsored ADR                          724,526
      3,115 VoiceStream Wireless Corp*                                   362,262
                                                                     $14,439,141

TOTAL COMMON STOCK --- 95.9%                                        $134,114,213
(Cost $121,451,587)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 1.6%
  2,296,000 Associates Corp of North America                           2,295,121
                                                                      $2,295,121

TOTAL SHORT-TERM INVESTMENTS --- 1.6%                                 $2,295,121
(Cost $2,295,121)

TOTAL FOUNDERS GROWTH & INCOME PORTFOLIO --- 100.0%                 $139,829,959
(Cost $126,730,504)



The Maxim Series Fund

Global Bond Portfolio

BONDS

CANADIAN - FEDERAL --- 4.4%
  2,100,000 Canadian Government                                        1,796,445
            Bonds
            8.000% June 1, 2023
  3,600,000 Canadian Government                                        2,370,115
            Bonds
            5.500% June 1, 2009
                                                                      $4,166,560

CANADIAN - PROVINCIAL --- 4.1%
  2,600,000 Province of Ontario                                        3,906,225
            Unsubordinated Notes
            6.375% June 10, 2004
                                                                      $3,906,225

FINANCIAL SERVICES --- 17.1%
 17,000,000 CIE Financement Foncier                                   16,335,311
            Pfandbriefe
            6.125% February 23, 2015
                                                                     $16,335,311

FOREIGN BANKS --- 25.3%
 38,000,000 AB Spintab                                                 4,514,384
            Bonds
            6.750% May 5, 2014
  2,740,000 Bank Nederlandse Gemeenten NV                              4,077,569
            Senior Unsubordinated Notes
            6.375% March 30, 2005
382,000,000 DSL Bank AG                                                3,610,415
            Senior Unsubordinated Notes
            1.750% October 7, 2009
  4,000,000 DePfa Deutsche Pfandbriefbank AG                           3,338,612
            Jumbo Pfandbriefe
            4.500% January 15, 2014
  3,600,000 DePfa Deutsche Pfandbriefbank AG                           3,327,416
            Jumbo Pfandbriefe
            5.500% January 15, 2013
  2,670,000 Eurohypo AG                                                4,092,639
            Pfandbriefe
            7.250% December 30, 2002
133,000,000 Oesterreichische Kontrollbank AG                           1,269,599
            Global Bonds
            1.800% March 22, 2010
                                                                     $24,230,634

FOREIGN GOVERNMENTS --- 19.9%
  5,160,000 Government of France                                       4,607,549
            Debentures
            3.000% July 25, 2009
303,700,000 Government of Japan                                        2,980,009
            Bonds
            2.400% March 20, 2020
 10,770,000 Government of New Zealand                                  4,760,109
            Bonds
            6.000% November 15, 2011
  5,000,000 Government of Sweden                                         612,532
            Debentures
            6.500% May 5, 2008
 18,000,000 Government of Sweden                                       2,221,285
            Bonds
            4.000% December 1, 2008
  1,530,000 United Kingdom Treasury                                    2,484,428
            Bonds
            9.750% August 27, 2002
    800,000 United Kingdom Treasury                                    1,372,805
            Bonds
            8.500% December 7, 2005
                                                                     $19,038,717

INVESTMENT BANK/BROKERAGE FIRM --- 2.9%
  1,890,000 KFW International Finance                                  2,764,703
            Bank Guaranteed Notes
            5.500% June 18, 2004
                                                                      $2,764,703

PHARMACEUTICALS --- 3.4%
  1,980,000 Glaxo Wellcome PLC                                         3,271,346
            Unsubordinated Notes
            8.750% December 1, 2005
                                                                      $3,271,346

TELEPHONE & TELECOMMUNICATIONS --- 3.9%
  6,300,000 Telstra Corp Ltd                                           3,704,600
            Senior Unsubordinated Notes
            7.250% March 30, 2010
                                                                      $3,704,600

U.S. GOVERNMENTS --- 12.7%
 11,785,000 United States of America                                  12,117,809
            Inflation Index Bond
            3.875% January 15, 2009
                                                                     $12,117,809

TOTAL BONDS --- 93.6%                                                $89,535,905
(Cost $90,362,904)

SHORT-TERM INVESTMENTS

CANADIAN - FEDERAL --- 5.5%
  7,800,000 Canada Treasury Bill                                       5,227,201
                                                                      $5,227,201

FINANCIAL SERVICES --- 0.4%
    359,000 Associates Corp of North America                             358,863
                                                                        $358,863

INVESTMENT BANK/BROKERAGE FIRM --- 0.5%
    500,000 Centauri Corp                                                498,350
                                                                        $498,350

TOTAL SHORT-TERM INVESTMENTS --- 6.4%                                 $6,084,414
(Cost $6,084,414)

TOTAL GLOBAL BOND PORTFOLIO --- 100.0%                               $95,620,319
(Cost $96,447,318)


The Maxim Series Fund

Growth Index Portfolio

COMMON STOCK

AIRLINES --- 0.0%
      4,200 US Airways Group Inc*                                        163,800
                                                                        $163,800

BROADCAST/MEDIA --- 0.5%
     57,900 Comcast Corp Class A*                                      2,344,950
                                                                      $2,344,950

BUILDING MATERIALS --- 0.0%
      3,700 Owens Corning                                                 34,225
                                                                         $34,225

CHEMICALS --- 0.1%
      7,400 Avery Dennison Corp                                          496,725
      4,300 WR Grace & Co*                                                52,138
                                                                        $548,863

COMMUNICATIONS - EQUIPMENT --- 14.7%
     21,800 ADC Telecommunications Inc*                                1,828,475
    448,700 Cisco Systems Inc*                                        28,520,269
     10,000 Comverse Technology Inc*                                     930,000
     17,700 Corning Inc                                                4,776,788
    210,150 Lucent Technologies Inc                                   12,451,388
     19,600 Network Appliance Inc*                                     1,577,800
    191,200 Nortel Networks Corp                                      13,049,400
     47,800 QUALCOMM Inc*                                              2,868,000
     26,500 Tellabs Inc*                                               1,813,581
                                                                     $67,815,701

COMPUTER HARDWARE & SYSTEMS --- 9.2%
    166,100 Dell Computer Corp*                                        8,190,723
    140,100 EMC Corp*                                                 10,778,874
     20,840 Gateway Inc*                                               1,182,670
    114,300 International Business Machines Corp                      12,522,937
      8,400 Lexmark International Group Inc    Class A*                  564,900
    102,300 Sun Microsystems Inc*                                      9,302,855
                                                                     $42,542,959

COMPUTER SOFTWARE & SERVICES --- 14.8%
      7,800 Adobe Systems Inc                                          1,014,000
    148,224 America Online Inc*                                        7,818,816
     40,400 Automatic Data Processing Inc                              2,163,905
     15,700 BMC Software Inc*                                            572,799
     12,000 Citrix Systems Inc*                                          227,244
     37,925 Computer Associates International Inc                      1,941,267
     23,200 Compuware Corp*                                              240,700
      9,100 Equifax Inc                                                  238,875
      5,100 Mercury Interactive Corp*                                    493,425
    339,500 Microsoft Corp*                                           27,160,000
    183,050 Oracle Corp*                                              15,387,549
     17,800 Parametric Technology Corp*                                  195,800
     23,910 Paychex Inc                                                1,004,220
     17,800 PeopleSoft Inc*                                              298,150
         35 Per-Se Technologies Inc (wts) @*                                   0
      3,800 Sapient Corp*                                                406,361
     12,900 Siebel Systems Inc*                                        2,109,950
     25,200 VERITAS Software Corp*                                     2,847,978
     35,100 Yahoo! Inc*                                                4,348,013
                                                                     $68,469,052

COSMETICS & PERSONAL CARE --- 0.7%
     15,300 Avon Products Inc                                            680,850
     67,264 Gillette Co                                                2,350,002
                                                                      $3,030,852

DISTRIBUTORS --- 0.2%
     21,400 SYSCO Corp                                                   901,475
                                                                        $901,475

ELECTRONIC INSTRUMENTS & EQUIP --- 8.4%
     29,100 Agilent Technologies Inc*                                  2,146,125
     12,500 American Power Conversion Corp*                              510,150
    638,300 General Electric Co                                       33,829,891
      9,600 Sanmina Corp*                                                820,800
     38,400 Solectron Corp*                                            1,608,000
                                                                     $38,914,966

ELECTRONICS - SEMICONDUCTOR --- 10.2%
     12,800 Altera Corp*                                               1,304,794
     52,200 Applied Materials Inc*                                     4,730,625
     14,062 Conexant Systems Inc*                                        683,765
    216,000 Intel Corp                                                28,876,392
     20,000 Linear Technology Corp                                     1,278,740
     18,300 Maxim Integrated Products Inc*                             1,243,247
    105,500 Texas Instruments Inc                                      7,246,479
     20,700 Xilinx Inc*                                                1,709,033
                                                                     $47,073,075

FINANCIAL SERVICES --- 0.4%
     51,700 MBNA Corp                                                  1,402,363
     10,100 SLM Holding Corp                                             378,114
                                                                      $1,780,477

FOOD & BEVERAGES --- 5.3%
     29,100 Anheuser-Busch Cos Inc                                     2,173,392
     17,700 Bestfoods                                                  1,225,725
     27,200 Campbell Soup Co                                             792,200
    159,600 Coca-Cola Co                                               9,166,945
     18,800 General Mills Inc                                            719,100
     22,650 HJ Heinz Co                                                  990,938
     26,100 Kellogg Co                                                   776,475
     92,900 PepsiCo Inc                                                4,128,197
      8,400 Quaker Oats Co                                               631,050
     19,700 Ralston-Ralston Purina Group                                 392,759
     56,100 Sara Lee Corp                                              1,083,403
     36,800 Unilever NV NY Shrs                                        1,582,400
      7,300 Wm Wrigley Jr Co                                             585,365
                                                                     $24,247,949

GOLD, METALS & MINING --- 0.0%
     10,300 Freeport-McMoRan Copper & Gold Inc Class B*                   95,275
                                                                         $95,275

HEALTH CARE RELATED --- 6.0%
     99,900 Abbott Laboratories                                        4,451,744
      8,300 Allergan Inc                                                 618,350
     66,200 Amgen Inc*                                                 4,650,550
      9,500 Biogen Inc*                                                  612,750
    127,200 Bristol-Myers Squibb Co                                    7,409,400
     89,676 Johnson & Johnson                                          9,135,743
     13,500 MedImmune Inc*                                               999,000
                                                                     $27,877,537

HOTELS/MOTELS --- 0.0%
     23,700 Hilton Hotels Corp                                           222,188
                                                                        $222,188

HOUSEHOLD GOODS --- 2.0%
     37,200 Colgate-Palmolive Co                                       2,227,350
     35,760 Kimberly-Clark Corp                                        2,051,730
      5,000 Maytag Corp                                                  184,375
     84,300 Procter & Gamble Co                                        4,826,175
      3,900 Tupperware Corp                                               85,800
                                                                      $9,375,430

INVESTMENT BANK/BROKERAGE FIRM --- 0.6%
     87,900 Charles Schwab Corp                                        2,955,638
                                                                      $2,955,638

LEISURE & ENTERTAINMENT --- 1.6%
     19,500 Harley-Davidson Inc                                          750,750
     84,950 Time Warner Inc                                            6,456,200
                                                                      $7,206,950

MANUFACTURING --- 1.2%
      2,900 Millipore Corp                                               218,588
      5,315 Sealed Air Corp*                                             278,373
    108,900 Tyco International Ltd                                     5,159,138
                                                                      $5,656,099

MEDICAL PRODUCTS --- 1.2%
     19,700 Guidant Corp*                                                975,150
     77,216 Medtronic Inc                                              3,846,283
     13,600 PE Corp-PE Biosystems Group                                  895,900
                                                                      $5,717,333

MISCELLANEOUS --- 1.4%
     49,000 Nextel Communications Inc Class A*                         2,998,163
     59,100 Sprint PCS*                                                3,516,450
                                                                      $6,514,613

OFFICE EQUIPMENT & SUPPLIES --- 0.1%
     16,600 Pitney Bowes Inc                                             664,000
                                                                        $664,000

PERSONAL LOANS --- 0.2%
      9,350 Providian Financial Corp                                     841,500
                                                                        $841,500

PHARMACEUTICALS --- 9.3%
     72,900 Eli Lilly & Co                                             7,280,888
    148,300 Merck & Co Inc                                            11,363,488
    406,300 Pfizer Inc                                                19,502,400
     94,400 Schering-Plough Corp                                       4,767,200
                                                                     $42,913,976

PRINTING & PUBLISHING --- 0.1%
      5,700 Dow Jones & Co Inc                                           417,525
                                                                        $417,525

RESTAURANTS --- 0.2%
     11,800 Starbucks Corp*                                              450,607
      9,430 Tricon Global Restaurants Inc*                               266,398
                                                                        $717,005

RETAIL --- 6.9%
      9,000 Bed Bath & Beyond Inc*                                       326,250
     13,100 Best Buy Co Inc*                                             828,575
     54,800 Gap Inc                                                    1,712,500
    149,200 Home Depot Inc                                             7,450,600
     21,000 Kohl's Corp*                                               1,168,125
     53,800 Kroger Co*                                                 1,186,936
     12,000 Radioshack Corp                                              568,500
    287,500 Wal-Mart Stores Inc                                       16,567,188
     65,000 Walgreen Co                                                2,092,155
                                                                     $31,900,829

SPECIALIZED SERVICES --- 0.6%
     10,400 Dun & Bradstreet Corp                                        297,700
     19,100 IMS Health Inc                                               343,800
     19,500 Interpublic Group of Cos Inc                                 838,500
     11,400 Omnicom Group Inc                                          1,015,307
      4,700 Young & Rubicam Inc                                          268,779
                                                                      $2,764,086

TELEPHONE & TELECOMMUNICATIONS --- 2.7%
    219,429 SBC Communications Inc                                     9,490,304
     32,700 US WEST Inc                                                2,804,025
                                                                     $12,294,329

TOBACCO --- 0.0%
     10,400 UST Inc                                                      152,745
                                                                        $152,745

TOTAL COMMON STOCK --- 98.8%                                        $456,155,402
(Cost $321,853,735)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 0.7%
  3,334,000 Associates Corp of North America                           3,332,724
                                                                      $3,332,724

U.S. GOVERNMENTS --- 0.4%
  2,000,000 United States of America (1)                               1,982,656
                                                                      $1,982,656

TOTAL SHORT-TERM INVESTMENTS --- 1.2%                                 $5,315,380
(Cost $5,315,380)

TOTAL GROWTH INDEX PORTFOLIO --- 100.0%                             $461,470,782
(Cost $327,169,115)


The Maxim Series Fund

INVESCO Balanced Portfolio

BONDS

AGENCY --- 3.4%
  1,992,252 Freddie Mac                                                1,880,187
            Pool #C36506
            6.500% February 1, 2030
  3,177,755 Freddie Mac                                                3,077,434
            6.500% November 1, 2012
  1,363,243 Freddie Mac                                                1,320,205
            Gold Pool #E00501
            6.500% July 1, 2012
  1,000,000 Resolution Funding Corp (3) (6)                              564,439
            Zero Coupon
            0.000% April 15, 2009
                                                                      $6,842,265

BROADCAST/MEDIA --- 1.6%
  1,000,000 Paramount Communications Inc                                 970,150
            Debentures
            8.250% August 1, 2022
  1,250,000 Tele-Communications Inc                                    1,420,163
            Debentures
            9.800% February 1, 2012
  1,000,000 Time Warner Entertainment LP                                 967,210
            Debentures
            7.250% September 1, 2008
                                                                      $3,357,523

BUILDING MATERIALS --- 0.7%
  1,500,000 USG Corp                                                   1,484,085
            Senior Notes
            8.500% August 1, 2005
                                                                      $1,484,085

ELECTRIC COMPANIES --- 9.6%
    500,000 Appalachian Power Co                                         505,835
            1st Mortgage
            8.000% June 1, 2025
  1,350,000 Central Power & Light Co                                   1,255,001
            1st Mortgage
            7.500% April 1, 2023
    500,000 Commonwealth Edison Co                                       481,520
            1st Mortgage
            7.000% July 1, 2005
  1,000,000 Commonwealth Edison Co                                     1,006,140
            1st Mortgage
            8.250% October 1, 2006
    500,000 Commonwealth Edison Co                                       491,135
            1st Mortgage
            8.375% February 15, 2023
  1,250,000 Consumers Energy Co                                        1,080,075
            1st Mortgage
            7.375% September 15, 2023
    800,000 Duquesne Light Co                                            746,176
            Collateral Trust
            7.550% June 15, 2025
  1,000,000 El Paso Electric Co                                        1,027,630
            1st Mortgage
            8.900% February 1, 2006
    500,000 Indiana Michigan Power Co                                    526,290
            1st Mortgage
            8.500% December 15, 2022
    500,000 Jersey Central Power & Light                                 472,080
            1st Mortgage
            7.500% May 1, 2023
    750,000 Jersey Central Power & Light                                 756,945
            1st Mortgage
            7.980% February 16, 2023
    500,000 Kentucky Utilities Co Class R                                468,865
            1st Mortgage
            7.550% June 1, 2025
    500,000 Metropolitan Edison Co                                       500,660
            1st Mortgage
            8.150% January 30, 2023
  1,600,000 New York State Electric & Gas Corp                         1,618,432
            1st Mortgage
            8.300% December 15, 2022
  2,000,000 Niagara Mohawk Power Corp                                  1,994,060
            1st Mortgage
            7.750% May 15, 2006
    500,000 Pennsylvania Power Co                                        493,320
            1st Mortgage
            8.500% July 15, 2022
    500,000 Potomac Edison Co                                            479,515
            1st Mortgage
            7.750% May 1, 2025
  1,000,000 Potomac Electric Power Co                                  1,034,540
            1st Mortgage
            8.500% May 15, 2027
  1,500,000 TXU Electric Capital V                                     1,495,170
            Company Guaranteed Notes
            8.175% January 30, 2037
    500,000 Texas Utilities Electric Co                                  526,030
            1st Mortgage
            8.750% November 1, 2023
  1,500,000 Texas Utilities Electric Co                                1,404,405
            1st Mortgage
            7.875% April 1, 2024
    500,000 Union Electric Co                                            510,965
            1st Mortgage
            8.250% October 15, 2022
    750,000 Union Electric Co                                            786,293
            1st Mortgage
            8.750% December 1, 2021
                                                                     $19,661,082

FINANCIAL SERVICES --- 1.5%
    500,000 Associates Corp of North America                             494,294
            Senior Notes
            7.375% June 11, 2007
  2,500,000 Cental Capital/Sprint Corp                                 2,665,800
            Debentures
            9.000% October 15, 2019
                                                                      $3,160,094

HEALTH CARE RELATED --- 0.4%
    845,000 FHP International Corp/PacifiCare Health Systems Inc         807,651
            Senior Notes
            7.000% September 15, 2003
                                                                        $807,651

HOTELS/MOTELS --- 0.2%
    500,000 Hilton Hotels Corp                                           440,190
            Senior Notes
            7.200% December 15, 2009
                                                                        $440,190

INSURANCE RELATED --- 1.7%
  1,785,000 Equitable Cos/AXA Financial Inc                            1,863,433
            Senior Notes
            9.000% December 15, 2004
  2,000,000 Progressive Corp                                           1,581,760
            Senior Notes
            6.625% March 1, 2029
                                                                      $3,445,193

OIL & GAS --- 1.1%
  1,205,000 Atlantic Richfield Co                                      1,396,137
            Debentures
            10.875% July 15, 2005
    500,000 Gulf Canada Resources Ltd                                    491,250
            Senior Notes
            8.375% November 15, 2005
    300,000 NorAm Energy Corp                                            261,000
            Convertible
            6.000% March 15, 2012
                                                                      $2,148,387

PAPER & FOREST PRODUCTS --- 1.0%
    500,000 Bowater Inc                                                  517,925
            Debentures
            9.000% August 1, 2009
  1,500,000 Chesapeake Corp                                            1,426,260
            Debentures
            7.200% March 15, 2005
                                                                      $1,944,185

TELEPHONE & TELECOMMUNICATIONS --- 4.0%
  1,000,000 AT&T Corp                                                    889,210
            Notes
            6.000% March 15, 2009
  1,000,000 British Telecom PLC (2)                                      925,000
            Step Bond 0%/12.500%
            10.290% February 1, 2007
    500,000 Esat Telecom Group PLC                                       588,485
            Senior Notes
            11.875% December 1, 2008
  1,350,000 GTE Corp                                                   1,264,734
            Debentures
            7.900% February 1, 2027
  4,000,000 Metronet Communications/AT&T Canada Inc (2)                3,244,480
            Step Bond 0%/9.950%
            8.790% June 15, 2008
    750,000 Rogers Cantel Inc                                            810,000
            Debentures
            9.750% June 1, 2016
    500,000 US West Communications                                       460,900
            Notes
            5.650% November 1, 2004
                                                                      $8,182,809

U.S. GOVERNMENTS --- 3.4%
  1,000,000 United States of America                                     992,030
            Treasury Notes
            6.000% August 15, 2009
  5,250,000 United States of America                                   5,064,621
            Treasury Notes
            5.625% May 15, 2008
  1,000,000 United States of America                                     956,870
            Notes
            5.500% May 15, 2009
                                                                      $7,013,521

TOTAL BONDS --- 28.7%                                                $58,486,985
(Cost $61,814,004)

COMMON STOCK

BANKS --- 5.2%
     42,000 Bank of America Corp                                       1,806,000
     53,000 Bank of New York Co Inc                                    2,464,500
     48,650 Chase Manhattan Corp                                       2,240,916
     17,100 JP Morgan & Co Inc                                         1,883,138
     55,500 Wells Fargo & Co                                           2,150,625
                                                                     $10,545,179

BIOTECHNOLOGY --- 1.5%
     17,600 Genentech Inc*                                             3,027,200
                                                                      $3,027,200

BROADCAST/MEDIA --- 4.0%
     91,200 AT&T Corp Liberty Media Group Class A*                     2,211,600
     40,500 Clear Channel Communications Inc*                          3,037,500
     34,400 General Motors Corp Class H*                               3,018,600
                                                                      $8,267,700

COMMUNICATIONS - EQUIPMENT --- 2.5%
     31,600 Cisco Systems Inc*                                         2,008,559
     44,200 Nortel Networks Corp                                       3,016,650
                                                                      $5,025,209

COMPUTER HARDWARE & SYSTEMS --- 4.0%
     39,600 EMC Corp*                                                  3,046,705
     14,400 Redback Networks Inc*                                      2,563,200
     27,000 Sun Microsystems Inc*                                      2,455,299
                                                                      $8,065,204

COMPUTER SOFTWARE & SERVICES --- 2.5%
     52,200 America Online Inc*                                        2,753,550
     48,300 SAP AG sponsored ADR                                       2,267,057
                                                                      $5,020,607

CONGLOMERATES --- 0.5%
     17,400 Textron Inc                                                  945,029
                                                                        $945,029

CONTAINERS --- 0.7%
     34,000 Temple-Inland Inc                                          1,428,000
                                                                      $1,428,000

COSMETICS & PERSONAL CARE --- 1.0%
     59,300 Gillette Co                                                2,071,764
                                                                      $2,071,764

ELECTRIC COMPANIES --- 0.9%
     48,700 Unicom Corp                                                1,884,057
                                                                      $1,884,057

ELECTRONIC INSTRUMENTS & EQUIP --- 2.5%
     44,800 Gemstar International Group Ltd*                           2,753,099
     42,600 General Electric Co                                        2,257,800
                                                                      $5,010,899

ELECTRONICS - SEMICONDUCTOR --- 3.6%
     18,800 Intel Corp                                                 2,513,316
     44,500 Maxim Integrated Products Inc*                             3,023,197
     27,600 Texas Instruments Inc                                      1,895,761
                                                                      $7,432,274

FINANCIAL SERVICES --- 2.5%
     47,300 Citigroup Inc                                              2,849,825
     26,500 Morgan Stanley Dean Witter & Co                            2,206,125
                                                                      $5,055,950

FOOD & BEVERAGES --- 0.8%
     22,500 Anheuser-Busch Cos Inc                                     1,680,458
                                                                      $1,680,458

HEALTH CARE RELATED --- 2.4%
     40,000 American Home Products Corp                                2,350,000
     25,100 Johnson & Johnson                                          2,557,063
                                                                      $4,907,063

HOTELS/MOTELS --- 1.1%
    108,700 Harrah's Entertainment Inc*                                2,275,852
                                                                      $2,275,852

HOUSEHOLD GOODS --- 0.9%
     30,100 Colgate-Palmolive Co                                       1,802,238
                                                                      $1,802,238

INSURANCE RELATED --- 1.3%
     50,900 Allmerica Financial Corp                                   2,665,888
                                                                      $2,665,888

MISCELLANEOUS --- 1.9%
     18,200 Minnesota Mining & Mftg Co                                 1,501,500
     39,800 Nextel Communications Inc Class A*                         2,435,243
                                                                      $3,936,743

OIL & GAS --- 6.6%
     34,200 Apache Corp                                                2,011,370
     34,500 BP Amoco PLC sponsored ADR                                 1,951,389
     51,000 Canadian Natural Resources Ltd*                            1,480,057
     33,500 Coastal Corp                                               2,039,313
     30,200 Exxon Mobil Corp                                           2,370,700
     19,300 Schlumberger Ltd                                           1,440,263
     64,000 Unocal Corp                                                2,120,000
                                                                     $13,413,092

PHARMACEUTICALS --- 5.1%
     26,000 Forest Laboratories Inc*                                   2,626,000
     37,700 Merck & Co Inc                                             2,888,763
     61,625 Pfizer Inc                                                 2,958,000
     36,000 Pharmacia Corp                                             1,860,732
                                                                     $10,333,495

RAILROADS --- 1.3%
     30,900 Kansas City Southern Industries Inc                        2,740,428
                                                                      $2,740,428

RETAIL --- 3.9%
     37,700 Kohl's Corp*                                               2,097,063
     69,300 Radioshack Corp                                            3,283,084
     44,000 Target Corp                                                2,552,000
                                                                      $7,932,147

SPECIALIZED SERVICES --- 1.2%
     26,600 Omnicom Group Inc                                          2,369,049
                                                                      $2,369,049

TELEPHONE & TELECOMMUNICATIONS --- 7.1%
     27,300 Amdocs Ltd*                                                2,095,275
     43,200 Cable & Wireless PLC sponsored ADR                         2,162,678
     53,000 Crown Castle International Corp*                           1,934,500
     45,600 EchoStar Communications Corp       Class A*                1,509,770
    101,900 McLeodUSA Inc Class A*                                     2,108,005
     48,700 Qwest Communications International Inc*                    2,419,757
     50,400 SBC Communications Inc                                     2,179,800
                                                                     $14,409,785

TOTAL COMMON STOCK --- 64.8%                                        $132,245,310
(Cost $112,568,018)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 6.6%
  9,419,000 Associates Corp of North America                           9,415,394
  3,000,000 Ford Motor Credit Co                                       2,994,998
  1,000,000 Prudential Funding Corp                                      999,248
                                                                     $13,409,640

TOTAL SHORT-TERM INVESTMENTS --- 6.6%                                $13,409,640
(Cost $13,409,640)

TOTAL INVESCO BALANCED PORTFOLIO --- 100.0%                         $204,141,935
(Cost $187,791,662)


The Maxim Series Fund

INVESCO Small-Cap Growth Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.2%
     74,000 REMEC Inc*                                                 3,098,750
                                                                      $3,098,750

AIR FREIGHT --- 0.7%
     51,400 Atlas Air Inc*                                             1,843,975
                                                                      $1,843,975

BANKS --- 1.0%
     70,300 City National Corp                                         2,442,925
                                                                      $2,442,925

BIOTECHNOLOGY --- 3.2%
     31,600 Cephalon Inc*                                              1,892,050
     30,200 Gene Logic Inc*                                            1,077,747
     20,700 Inhale Therapeutic Systems Inc*                            2,100,388
     19,700 Invitrogen Corp*                                           1,481,499
      9,300 Protein Design Labs Inc*                                   1,534,063
                                                                      $8,085,747

BROADCAST/MEDIA --- 2.5%
     54,300 Citadel Comunications Corp*                                1,897,079
     42,600 Emmis Communications Corp Class A*                         1,762,575
     53,800 Pegasus Communications Corp*                               2,639,536
                                                                      $6,299,190

COMMUNICATIONS - EQUIPMENT --- 3.7%
     23,300 ANADIGICS Inc*                                               793,645
     31,700 DSET Corp*                                                   962,888
     95,500 Digital Microwave Corp*                                    3,640,938
     64,500 Manufacturers Services Ltd*                                1,326,249
     27,300 Polycom Inc*                                               2,568,739
                                                                      $9,292,459

COMPUTER SOFTWARE & SERVICES --- 20.0%
     29,700 Accrue Software Inc*                                       1,054,350
     32,700 Agile Software Corp*                                       2,311,465
     15,500 Alteon Websystems Inc*                                     1,550,961
     48,000 AppNet Inc*                                                1,728,000
     20,800 Art Technology Group Inc*                                  2,099,490
     23,300 Business Objects SA sponsored ADR*                         2,053,313
     27,400 CacheFlow Inc*                                             1,686,799
     25,100 Entrust Technologies Inc*                                  2,077,025
     60,400 FileNET Corp*                                              1,109,850
     52,300 IONA Technologies PLC ADR*                                 3,294,900
     28,200 ISS Group Inc*                                             2,784,299
     78,510 IntraNet Solutions Inc*                                    3,012,821
     62,000 JDA Software Group Inc*                                    1,189,594
     57,200 Jack Henry & Associates Inc                                2,867,150
     16,000 Macromedia Inc*                                            1,546,992
     37,800 Mercator Software Inc*                                     2,598,750
     22,200 Mercury Interactive Corp*                                  2,147,850
     50,908 NetIQ Corp*                                                3,035,390
     22,100 Numerical Technologies Inc*                                1,074,613
     26,600 OTG Software Inc*                                            759,749
     31,300 Packeteer Inc*                                               911,613
     39,000 Peregrine Systems Inc*                                     1,352,793
     10,700 Precise Software Solutions Ltd*                              256,800
     52,900 Proxicom Inc*                                              2,532,588
     40,500 SmartForce PLC sponsored ADR*                              1,944,000
     55,800 Titan Corp*                                                2,497,050
     25,700 Tumbleweed Communications Corp*                            1,307,488
                                                                     $50,785,693

ELECTRONIC INSTRUMENTS & EQUIP --- 7.3%
     79,200 Aeroflex Inc*                                              3,935,210
     28,800 Alpha Industries Inc*                                      1,268,986
     50,700 C-COR.net Corp*                                            1,368,900
     20,000 Cymer Inc*                                                   955,000
     24,700 Molecular Devices Corp*                                    1,708,919
     30,200 Plexus Corp*                                               3,412,600
     44,500 Semtech Corp*                                              3,403,538
     31,150 TranSwitch Corp*                                           2,404,375
                                                                     $18,457,528

ELECTRONICS - SEMICONDUCTOR --- 7.9%
     56,200 American Xtal Technology Inc*                              2,430,650
      8,500 Cree Inc*                                                  1,134,750
     19,300 Elantec Semiconductor Inc*                                 1,343,763
     35,100 Exar Corp*                                                 3,060,264
     44,900 Integrated Silicon Solution Inc*                           1,706,200
     49,100 LTX Corp*                                                  1,715,407
    147,000 Oak Technology Inc*                                        3,169,614
     57,200 TelCom Semiconductor Inc*                                  2,309,450
     26,600 Virata Corp*                                               1,586,025
     23,400 Zoran Corp*                                                1,542,926
                                                                     $19,999,049

ENGINEERING & CONSTRUCTION --- 1.1%
     60,150 Dycom Industries Inc*                                      2,766,900
                                                                      $2,766,900

HEALTH CARE RELATED --- 2.9%
     53,700 Accredo Health Inc*                                        1,855,979
     30,000 Alkermes Inc*                                              1,413,750
     35,000 Emisphere Technologies Inc*                                1,491,315
     74,900 Province Healthcare Co*                                    2,705,763
                                                                      $7,466,807

HOTELS/MOTELS --- 0.7%
     90,800 Harrah's Entertainment Inc*                                1,901,080
                                                                      $1,901,080

INVESTMENT BANK/BROKERAGE FIRM --- 1.6%
     42,000 Affiliated Managers Group Inc*                             1,911,000
     30,800 Dain Rauscher Corp                                         2,032,800
                                                                      $3,943,800

LEISURE & ENTERTAINMENT --- 1.3%
    141,800 Callaway Golf Co                                           2,313,042
     58,700 JAKKS Pacific Inc*                                           865,825
                                                                      $3,178,867

MACHINERY --- 0.5%
     20,600 Advanced Energy Industries Inc*                            1,214,102
                                                                      $1,214,102

MANUFACTURING --- 1.3%
     30,000 Brooks Automation Inc*                                     1,918,110
     28,000 California Amplifier Inc*                                  1,281,000
                                                                      $3,199,110

MEDICAL PRODUCTS --- 0.9%
     21,000 ArthroCare Corp*                                           1,118,250
     34,000 ORATEC Interventions Inc*                                  1,134,750
                                                                      $2,253,000

MISCELLANEOUS --- 0.5%
    113,000 Playtex Products Inc*                                      1,278,256
                                                                      $1,278,256

OIL & GAS --- 6.1%
     35,700 Atwood Oceanics Inc*                                       1,584,188
     48,600 Dril-Quip Inc*                                             2,272,050
     56,600 Evergreen Resources Inc*                                   1,676,775
     89,000 Louis Dreyfus Natural Gas Corp*                            2,786,768
     36,550 Newfield Exploration Co*                                   1,430,019
     50,400 Precision Drilling Corp*                                   1,946,700
    143,500 Stolt Offshore SA*                                         2,026,938
    140,000 Unit Corp*                                                 1,890,000
                                                                     $15,613,438

PHARMACEUTICALS --- 5.6%
     32,800 Celgene Corp*                                              1,931,100
     72,120 DUSA Pharmaceuticals Inc                                   2,127,540
     53,650 Jones Pharma Inc                                           2,142,620
     51,200 MGI Pharma Inc*                                            1,472,768
      6,000 Medarex Inc*                                                 507,000
     66,100 NPS Pharmaceuticals Inc*                                   1,768,175
     78,900 Noven Pharmaceuticals Inc*                                 2,371,892
     26,200 Trimeris Inc*                                              1,832,349
                                                                     $14,153,444

POLLUTION CONTROL --- 0.9%
    100,300 Tetra Tech Inc*                                            2,294,363
                                                                      $2,294,363

REAL ESTATE --- 1.5%
     58,500 Intrawest Corp                                             1,111,500
     50,500 Pinnacle Holdings Inc REIT*                                2,727,000
                                                                      $3,838,500

RETAIL --- 3.2%
     54,250 Cost Plus Inc*                                             1,556,270
     72,700 Insight Enterprises Inc*                                   4,311,971
     79,500 Linens 'n Things Inc*                                      2,156,438
                                                                      $8,024,679

SPECIALIZED SERVICES --- 2.3%
     11,300 Corporate Executive Board Co*                                676,588
     58,900 Professional Detailing Inc*                                2,006,252
     76,500 ProsoftTraining.com*                                       1,286,118
     77,700 Steiner Leisure Ltd*                                       1,757,963
                                                                      $5,726,921

TELEPHONE & TELECOMMUNICATIONS --- 13.1%
      4,800 Accelerated Networks Inc*                                    202,498
     29,250 Anaren Microwave Inc*                                      3,838,595
     57,300 BreezeCom Ltd*                                             2,492,550
     44,300 CTC Communications Group Inc*                              1,594,800
     50,500 Com21 Inc*                                                 1,262,500
     22,700 Digital Lightwave Inc*                                     2,281,350
     53,000 FirstCom Corp*                                               798,286
     11,800 Gilat Satellite Networks Ltd*                                818,625
     20,700 Inet Technologies Inc*                                     1,122,975
    136,300 International FiberCom Inc*                                3,475,650
     40,000 Leap Wireless International Inc*                           1,880,000
     25,000 NICE Systems Ltd sponsored ADR*                            1,929,675
     29,600 Natural MicroSystems Corp*                                 3,328,135
     48,400 Primus Telecommunciations Group Inc*                       1,203,950
     59,200 Tekelec*                                                   2,852,670
     15,100 Tollgrade Communications Inc*                              2,000,750
     19,900 ViaSat Inc*                                                1,079,575
     79,600 Westell Technologies Inc Class A*                          1,194,000
                                                                     $33,356,584

TOTAL COMMON STOCK --- 90.8%                                        $230,515,167
(Cost $178,502,576)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 7.9%
  3,000,000 American Express Credit Corp                               2,995,095
    300,000 American Express Credit Corp                                 299,729
 11,907,000 Associates Corp of North America                          11,902,443
  1,500,000 Ciesco LP                                                  1,494,838
  1,000,000 Ford Motor Credit Co                                         999,273
  2,000,000 Ford Motor Credit Co                                       1,996,700
    300,000 Ford Motor Credit Co                                         299,075
                                                                     $19,987,153

INVESTMENT BANK/BROKERAGE FIRM --- 1.4%
  3,500,000 American General Finance Corp                              3,492,393
                                                                      $3,492,393

TOTAL SHORT-TERM INVESTMENTS --- 9.2%                                $23,479,546
(Cost $23,479,546)

TOTAL INVESCO SMALL-CAP GROWTH PORTFOLIO --- 100.0%                 $253,994,713
(Cost $201,982,122)


The Maxim Series Fund

Index 400 Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.4%
        570 Litton Industries Inc*                                        23,940
        310 Precision Castparts Corp                                      14,028
        130 Sequa Corp Class A*                                            4,964
                                                                         $42,932

AGRICULTURE --- 0.1%
        360 Universal Corp                                                 7,605
                                                                          $7,605

AIR FREIGHT --- 0.2%
        620 Airborne Freight Corp                                         11,741
        610 CNF Transportation Inc                                        13,878
                                                                         $25,619

AIRLINES --- 0.1%
        330 Alaska Air Group Inc*                                          8,951
                                                                          $8,951

AUTO PARTS & EQUIPMENT --- 0.7%
      1,110 ArvinMeritor Inc                                              14,250
        270 Bandag Inc                                                     6,548
        330 Borg-Warner Automotive Inc                                    11,591
        900 Federal-Mogul Corp                                             8,606
        830 Lear Corp*                                                    16,600
        370 Modine Manufacturing Co                                        9,990
        330 Superior Industries International Inc                          8,498
                                                                         $76,083

BANKS --- 4.6%
        869 Associated Banc-Corp                                          18,955
      1,815 Banknorth Group Inc*                                          27,791
        600 City National Corp                                            20,850
      1,530 Compass Bancshares Inc                                        26,105
      2,490 First Security Corp                                           33,769
      1,640 First Tennessee National Corp                                 27,162
        610 First Virginia Banks Inc                                      21,235
      1,120 FirstMerit Corp                                               23,940
      2,020 Hibernia Corp                                                 21,968
        620 Keystone Financial Inc                                        13,175
      1,320 Marshall & Ilsley Corp                                        54,780
        860 Mercantile Bankshares Corp                                    25,638
      1,870 National Commerce Bancorp                                     40,505
      2,200 North Fork Bancorp Inc                                        33,275
      1,000 Pacific Century Financial Corp                                14,625
        610 Provident Financial Group Inc                                 14,525
      1,020 TCF Financial Corp                                            26,201
        460 Westamerica Bancorp                                           12,018
        400 Wilmington Trust Corp                                         17,100
      1,080 Zions Bancorp                                                 49,561
                                                                        $523,178

BIOTECHNOLOGY --- 3.8%
      2,270 Chiron Corp*                                                 107,825
      1,070 Genzyme Corp*                                                 63,598
        560 Gilead Sciences Inc*                                          39,830
        560 IDEC Pharmaceuticals Corp*                                    65,695
        400 Incyte Genomics Inc*                                          32,875
      1,160 Millennium Pharmaceuticals Inc*                              129,775
                                                                        $439,598

BROADCAST/MEDIA --- 2.2%
        440 Chris-Craft Industries Inc*                                   29,067
      1,380 Hispanic Broadcasting Corp*                                   45,713
      1,300 Univision Communications Inc             Class A*            134,526
      1,420 Westwood One Inc*                                             48,458
                                                                        $257,764

BUILDING MATERIALS --- 1.0%
        340 Granite Construction Inc                                       8,330
        590 Martin Marietta Materials Inc                                 23,858
        725 Quanta Services Inc*                                          39,875
        450 Southdown Inc                                                 25,988
        600 USG Corp                                                      18,225
                                                                        $116,276

CHEMICALS --- 2.2%
        380 A Schulman Inc                                                 4,584
        880 Airgas Inc*                                                    5,005
        580 Albemarle Corp                                                11,455
        850 Cabot Corp                                                    23,163
      1,445 Crompton Corp                                                 17,701
        520 Cytec Industries Inc*                                         12,837
        290 Dexter Corp                                                   13,920
      1,050 Ethyl Corp                                                     2,625
        440 Ferro Corp                                                     9,240
        390 Georgia Gulf Corp                                              8,117
        170 HB Fuller Co                                                   7,746
      1,450 IMC Global Inc                                                18,850
        680 Lubrizol Corp                                                 14,280
      1,490 Lyondell Chemical Co                                          24,958
        620 MA Hanna Co                                                    5,580
        260 Minerals Technologies Inc                                     11,960
        570 Olin Corp                                                      9,405
      1,330 RPM Inc                                                       13,466
      1,380 Solutia Inc                                                   18,975
        540 Valspar Corp*                                                 18,225
                                                                        $252,092

COMMUNICATIONS - EQUIPMENT --- 1.7%
        490 ADTRAN Inc*                                                   29,339
        470 ANTEC Corp*                                                   19,534
        645 CommScope Inc*                                                26,445
        870 Harris Corp                                                   28,493
        415 L-3 Communications Holdings Inc*                              23,681
        440 Polycom Inc*                                                  41,401
        540 Sawtek Inc*                                                   31,083
                                                                        $199,976

COMPUTER HARDWARE & SYSTEMS --- 0.4%
        800 Mentor Graphics Corp*                                         15,900
      2,030 Quantum Corp-DLT & Storage Systems*                           19,665
      1,270 Storage Technology Corp*                                      13,890
                                                                         $49,455

COMPUTER SOFTWARE & SERVICES --- 7.3%
        730 ACNielsen Corp*                                               16,060
        620 Affiliated Computer Services Inc    Class A*                  20,498
      3,110 Cadence Design Systems Inc*                                   63,366
        790 Cambridge Technology Partners Inc*                             6,887
      1,930 Comdisco Inc                                                  43,062
        810 Electronic Arts Inc*                                          59,079
      1,100 Gartner Group Inc Class B*                                    10,863
      3,550 Informix Corp*                                                26,401
      2,550 Intuit Inc*                                                  105,506
        390 Investment Technology Group Inc*                              15,405
        890 Keane Inc*                                                    19,246
      1,100 Legato Systems Inc*                                           16,638
        620 Macromedia Inc*                                               59,946
      1,860 MarchFirst Inc*                                               33,945
      1,760 Network Associates Inc*                                       35,860
        450 Policy Management Systems Corp*                                6,919
      1,120 Rational Software Corp*                                      104,089
        450 Structural Dynamics Research Corp*                             6,778
      1,660 SunGard Data Systems Inc*                                     51,460
      1,130 Sybase Inc*                                                   25,990
        540 Sykes Enterprises Inc*                                         6,953
        750 Symantec Corp*                                                40,453
        890 Synopsys Inc*                                                 30,760
        640 Titan Corp*                                                   28,640
        410 Transaction Systems Architects Inc Class A*                    7,021
                                                                        $841,825

ELECTRIC COMPANIES --- 6.1%
      1,400 Allegheny Energy Inc                                          38,325
      1,000 Alliant Energy Corp                                           26,000
        270 Black Hills Corp                                               6,092
        410 CMP Group Inc                                                 12,018
        280 Cleco Corp                                                     9,380
      1,150 Conectiv Inc                                                  17,896
      1,672 DPL Inc                                                       36,679
        860 DQE Inc                                                       33,970
      1,570 Energy East Corp                                              29,927
        410 Hawaiian Electric Industries Inc                              13,453
        470 IDACORP Inc                                                   15,158
      1,080 IPALCO Enterprises Inc                                        21,735
        780 Kansas City Power & Light Co                                  17,550
      1,640 LG&E Energy Corp                                              39,155
        930 Minnesota Power Inc                                           16,100
      1,340 Montana Power Co                                              47,318
        710 NSTAR                                                         28,888
      1,540 NiSource Inc                                                  28,683
      1,880 Northeast Utilities                                           40,890
        980 OGE Energy Corp                                               18,130
      1,500 Potomac Electric Power Co                                     37,500
        500 Public Service Co of New Mexico                                7,719
      1,080 Puget Sound Energy Inc                                        23,017
      1,320 Scana Corp                                                    31,845
        990 Sierra Pacific Resources                                      12,436
      1,590 Teco Energy Inc                                               31,899
      1,180 UtiliCorp United Inc                                          23,453
      1,520 Wisconsin Energy Corp                                         30,114
                                                                        $695,330

ELECTRONIC INSTRUMENTS & EQUIP --- 10.4%
      1,220 Arrow Electronics Inc*                                        37,820
      2,810 Atmel Corp*                                                  103,619
        560 Avnet Inc                                                     33,180
        710 Burr-Brown Corp*                                              61,548
        830 Cirrus Logic Inc*                                             13,280
      1,510 Cypress Semiconductor Corp*                                   63,798
        800 Hubbell Inc Class B                                           20,400
      1,180 Integrated Device Technology Inc*                             70,653
        290 MagneTek Inc*                                                  2,320
      1,060 Micrel Inc*                                                   46,043
        990 Microchip Technology Inc*                                     57,682
        780 NVIDIA Corp*                                                  49,578
        930 QLogic Corp*                                                  61,438
      1,830 SCI Systems Inc*                                              71,712
        400 SPX Corp*                                                     48,375
        410 Semtech Corp*                                                 31,358
        510 TranSwitch Corp*                                              39,365
        480 TriQuint Semiconductor Inc*                                   45,930
      1,740 Vishay Intertechnology Inc*                                   66,010
      2,365 Vitesse Semiconductor Corp*                                  173,974
        800 Waters Corp*                                                  99,850
                                                                      $1,197,933

FINANCIAL SERVICES --- 1.7%
        880 Ambac Financial Group Inc                                     48,235
        660 Astoria Financial Corp                                        16,995
      1,410 Dime Bancorp Inc                                              22,208
        770 Finova Group Inc                                              10,010
      1,310 GreenPoint Financial Corp                                     24,563
        320 NCO Group Inc*                                                 7,400
        555 PMI Group Inc                                                 26,363
      2,860 Sovereign Bancorp Inc                                         20,109
        670 Webster Financial Corp                                        14,865
                                                                        $190,748

FOOD & BEVERAGES --- 2.1%
        470 Bob Evans Farms Inc                                            7,020
        450 Dean Foods Co                                                 14,259
        700 Dole Food Co Inc                                               9,800
        350 Dreyer's Grand Ice Cream Inc                                   7,350
      1,260 Flowers Industries Inc                                        25,121
      1,790 Hormel Foods Corp                                             30,093
      1,340 IBP Inc                                                       20,686
        230 International Multifoods Corp                                  3,982
        840 Interstate Bakeries Corp                                      11,760
        360 JM Smucker Co Class A                                          6,930
        370 Lance Inc                                                      3,330
        870 McCormick & Co Inc (nonvtg)                                   28,275
        370 Suiza Foods Corp*                                             18,084
      2,860 Tyson Foods Inc Class A                                       25,025
        630 Universal Foods Corp                                          11,655
      1,730 Whitman Corp                                                  21,409
                                                                        $244,779

GOLD, METALS & MINING --- 0.3%
      1,410 AK Steel Holding Corp                                         11,280
        270 Carpenter Technology Corp                                      5,704
        130 Cleveland-Cliffs Inc                                           3,356
         80 Maxxam Inc*                                                    1,420
        310 Ryerson Tull Inc                                               3,216
        570 UCAR International Inc*                                        7,445
                                                                         $32,421

HEALTH CARE RELATED --- 2.6%
        660 Apria Healthcare Group Inc*                                    8,085
      1,700 Bergen Brunswig Corp Class A                                   9,350
      1,280 Beverly Enterprises Inc*                                       3,599
        720 Covance Inc*                                                   6,345
        480 Express Scripts Inc Class A*                                  29,820
        600 First Health Group Corp*                                      19,687
      1,550 Foundation Health Systems Inc        Class A*                 20,150
      3,160 Health Management Associates Inc Class A*                     41,276
        670 Lincare Holdings Inc*                                         16,499
      1,160 Omnicare Inc                                                  10,512
      1,040 Oxford Health Plans Inc*                                      24,764
        900 PSS World Medical Inc*                                         6,046
        450 PacifiCare Health Systems Inc*                                27,084
        550 Quest Diagnostics Inc*                                        41,113
        900 Quorum Health Group Inc*                                       9,281
        480 Trigon Healthcare Inc*                                        24,750
                                                                        $298,361

HOMEBUILDING --- 0.1%
      1,750 Clayton Homes Inc                                             14,000
                                                                         $14,000

INDEPENDENT POWER PRODUCTS --- 0.9%
      1,610 Calpine Corp*                                                105,858
                                                                        $105,858

INSURANCE RELATED --- 2.0%
        680 Allmerica Financial Corp                                      35,615
        740 American Financial Group Inc                                  18,361
        580 Everst Re Group Ltd                                           19,068
        360 HSB Group Inc                                                 11,205
        510 Horace Mann Educators Corp                                     7,650
        760 Ohio Casualty Corp                                             8,075
      1,510 Old Republic International Corp                               24,915
        810 Protective Life Corp                                          21,566
      1,130 ReliaStar Financial Corp                                      59,254
        870 Unitrin Inc                                                   25,556
                                                                        $231,265

INVESTMENT BANK/BROKERAGE FIRM --- 1.6%
      1,130 AG Edwards Inc                                                44,070
      3,700 E*TRADE Group Inc*                                            61,050
        795 Legg Mason Inc                                                39,750
      1,040 Waddell & Reed Financial Class A                              34,124
                                                                        $178,994

LEISURE & ENTERTAINMENT --- 1.5%
        970 Callaway Golf Co                                              15,823
        440 GTECH Holdings Corp*                                           9,982
        920 International Game Technology*                                24,380
        670 International Speedway Corp Class A                           27,721
      1,150 Mandalay Resort Group*                                        23,000
      3,850 Park Place Entertainment Corp*                                46,920
        990 Premier Parks Inc*                                            22,523
                                                                        $170,349

MANUFACTURING --- 3.7%
        750 AGCO Corp                                                      9,188
        386 Albany International Corp Class A*                             5,597
        890 American Standard Cos Inc*                                    36,490
        400 Ametek Inc                                                     7,000
        380 Carlisle Cos Inc                                              17,100
        900 Diebold Inc                                                   25,088
        580 Donaldson Co Inc                                              11,455
        570 Federal Signal Corp                                            9,405
        470 Flowserve Corp                                                 7,079
        620 Furniture Brands International Inc*                            9,378
        500 Harsco Corp                                                   12,750
        790 Hillenbrand Industries Inc                                    24,736
        450 Imation Corp*                                                 13,219
      2,400 Jabil Circuit Inc*                                           119,100
        380 Kaydon Corp                                                    7,980
        380 Kennametal Inc                                                 8,146
        560 Mark IV Industries Inc                                        11,690
         60 NCH Corp                                                       2,171
        200 Nordson Corp                                                  10,125
        610 Pentair Inc                                                   21,655
        350 Stewart & Stevenson Services Inc                               5,272
        240 Tecumseh Products Co Class A                                   9,165
        480 Teleflex Inc                                                  17,160
        490 Trinity Industries Inc                                         9,065
        480 York International Corp                                       12,120
                                                                        $422,134

MEDICAL PRODUCTS --- 2.4%
        350 Acuson Corp*                                                   4,725
        370 Beckman Coulter Inc                                           21,599
        650 Dentsply International Inc                                    20,028
        730 Edwards Lifesciences Corp*                                    13,505
        400 MiniMed Inc*                                                  47,200
        850 Steris Corp*                                                   7,544
      2,470 Stryker Corp                                                 108,063
      1,320 Sybron International Corp*                                    26,152
        770 VISX Inc*                                                     21,608
                                                                        $270,424

MISCELLANEOUS --- 1.8%
        610 Blyth Industries Inc                                          17,995
        570 Carter-Wallace Inc                                            11,471
        480 Church & Dwight Co Inc                                         8,640
      1,210 Dial Corp                                                     12,554
      1,270 Energizer Holdings Inc*                                       23,178
        490 Lancaster Colony Corp                                          9,402
        930 Perrigo Co*                                                    5,870
        970 Sensormatic Electronics Corp*                                 15,338
        740 Sotheby's Holdings Inc Class A                                12,950
      1,725 Symbol Technologies Inc                                       93,150
                                                                        $210,548

OFFICE EQUIPMENT & SUPPLIES --- 0.6%
        760 HON Industries Inc                                            17,860
        990 Herman Miller Inc                                             25,616
        970 Reynolds & Reynolds Co Class A                                17,703
        340 Standard Register Co                                           4,845
        510 Wallace Computer Services Inc                                  5,036
                                                                         $71,060

OIL & GAS --- 7.3%
      1,050 BJ Services Co*                                               65,625
      1,090 Devon Energy Corp                                             61,244
      1,740 ENSCO International Inc                                       62,313
      2,220 Global Marine Inc*                                            62,575
      1,370 Grant Prideco Inc*                                            34,250
        730 Hanover Compressor Co*                                        27,740
        630 Helmerich & Payne Inc                                         23,546
        570 Murphy Oil Corp                                               33,879
      1,840 Nabors Industries Inc*                                        76,474
        700 Noble Affiliates Inc                                          26,075
      1,690 Noble Drilling Corp*                                          69,606
      2,120 Ocean Energy Inc*                                             30,076
        990 Pennzoil-Quaker State Co                                      11,941
      1,260 Pioneer Natural Resources Co*                                 16,065
      2,310 Santa Fe Snyder Corp*                                         26,276
        640 Smith International Inc*                                      46,600
        760 Tidewater Inc                                                 27,360
      1,100 Ultramar Diamond Shamrock Corp                                27,293
        710 Valero Energy Corp                                            22,543
      1,156 Varco International Inc*                                      26,871
      1,370 Weatherford International Inc                                 54,542
                                                                        $832,894

PAPER & FOREST PRODUCTS --- 1.4%
        650 Bowater Inc                                                   28,681
        210 Chesapeake Corp                                                6,221
      1,150 Consolidated Papers Inc                                       42,046
      1,020 Georgia-Pacific Group                                         22,058
        650 Longview Fibre Co                                              7,190
        530 PH Glatfelter Co                                               5,399
        340 Rayonier Inc                                                  12,198
      1,260 Sonoco Products Co                                            25,908
        650 Wausau-Mosinee Paper Corp                                      5,565
                                                                        $155,266

PHARMACEUTICALS --- 3.1%
      1,070 Forest Laboratories Inc*                                     108,070
      1,000 ICN Pharmaceuticals Inc                                       27,812
      1,970 IVAX Corp*                                                    81,755
      1,640 Mylan Laboratories Inc                                        29,930
        920 Sepracor Inc*                                                110,975
                                                                        $358,542

PRINTING & PUBLISHING --- 1.7%
      1,500 AH Belo Corp Class A                                          25,968
        400 Houghton Mifflin Co                                           18,675
        560 Lee Enterprises Inc                                           13,055
        320 Media General Inc Class A                                     15,540
      1,330 Reader's Digest Association Inc       Class A                 52,868
        210 Scholastic Corp*                                              12,836
        115 Washington Post Co Class B                                    54,970
                                                                        $193,912

RAILROADS --- 0.1%
        630 Wisconsin Central Transportation Corp*                         8,190
                                                                          $8,190

RESTAURANTS --- 0.7%
        820 Brinker International Inc*                                    23,985
        520 Buffets Inc*                                                   6,597
        740 CBRL Group Inc                                                10,868
        335 Lone Star Steakhouse & Saloon Inc                              3,392
        980 Outback Steakhouse Inc*                                       28,665
        320 Papa John's International Inc*                                 7,840
                                                                         $81,347

RETAIL --- 4.1%
      1,290 Abercrombie & Fitch Co*                                       15,721
        590 American Eagle Outfitters Inc*                                 8,260
        930 BJ's Wholesale Club Inc*                                      30,690
        840 Barnes & Noble Inc*                                           18,690
        980 Borders Group Inc*                                            15,251
      1,100 CDW Computer Centers Inc*                                     68,750
        650 Claire's Stores Inc                                           12,513
      1,283 Dollar Tree Stores Inc*                                       50,738
      2,170 Family Dollar Stores Inc                                      42,450
        480 Fastenal Co                                                   24,300
        540 Hannaford Brothers Co                                         38,813
        380 Lands' End Inc*                                               12,683
        620 Neiman Marcus Group Inc*                                      18,328
      1,430 OfficeMax Inc*                                                 7,150
        282 Payless ShoeSource Inc*                                       14,453
      1,120 Ross Stores Inc                                               19,109
        580 Ruddick Corp                                                   6,851
      1,810 Saks Inc*                                                     19,005
        660 Tech Data Corp*                                               28,751
        710 Williams-Sonoma Inc*                                          23,030
                                                                        $475,536

SPECIALIZED SERVICES --- 6.7%
      1,090 Acxiom Corp*                                                  29,703
        950 Apollo Group Inc Class A*                                     26,600
        320 Banta Corp                                                     6,060
        670 COMSAT Corp                                                   15,745
        660 CSG Systems International Inc*                                37,001
        740 CheckFree Holdings Corp*                                      38,156
      2,115 Cintas Corp                                                   77,593
      2,690 Concord EFS Inc*                                              69,940
        790 DST Systems Inc*                                              60,139
        880 DeVry Inc*                                                    23,265
      1,550 Fiserv Inc*                                                   67,038
      1,160 Galileo International Inc                                     24,215
        860 Harte-Hanks Inc                                               21,500
        330 Jacobs Engineering Group Inc*                                 10,787
        450 Kelly Services Inc Class A                                    10,406
        960 Manpower Inc                                                  30,720
      1,220 Modis Professional Services Inc*                               9,303
        890 NOVA Corp*                                                    24,864
        520 Navigant Consulting Inc*                                       2,210
        630 Ogden Corp*                                                    5,670
        650 Pittston Brink's Group                                         8,897
        770 Powerwave Technologies Inc*                                   33,880
      2,250 Robert Half International Inc*                                64,125
        380 Rollins Inc                                                    5,653
      1,350 Stewart Enterprises Inc Class A                                4,767
        530 Sylvan Learning Systems Inc*                                   7,288
        690 Valassis Communications Inc*                                  26,306
      1,180 Viad Corp                                                     32,155
                                                                        $773,986

TELEPHONE & TELECOMMUNICATIONS --- 1.3%
      2,700 Broadwing Inc                                                 70,030
        760 Telephone & Data Systems Inc                                  76,190
                                                                        $146,220

TEXTILES --- 0.9%
        660 Burlington Industries Inc*                                     1,113
      1,510 Jones Apparel Group Inc*                                      35,485
        680 Mohawk Industries Inc*                                        14,790
      1,645 Shaw Industries Inc                                           20,563
        730 Unifi Inc*                                                     9,034
        680 Warnaco Group Inc                                              5,270
        400 Wellman Inc                                                    6,475
        630 WestPoint Stevens Inc                                          7,009
                                                                         $99,739

TOBACCO --- 0.3%
      1,320 RJ Reynolds Tobacco Holdings Inc                              36,877
                                                                         $36,877

TRANSPORTATION --- 0.9%
        530 Alexander & Baldwin Inc                                       11,693
        310 Arnold Industries Inc                                          3,739
        530 CH Robinson Worldwide Inc                                     26,235
        600 GATX Corp                                                     20,400
        450 JB Hunt Transport Services Inc                                 6,947
        400 Newport News Shipbuilding Inc                                 14,700
        430 Overseas Shipholding Group Inc                                10,589
        800 Swift Transportation Co Inc*                                  11,200
                                                                        $105,503

UTILITIES --- 2.9%
        690 AGL Resources Inc                                             10,997
      1,925 Dynegy Inc Class A                                           131,501
      1,690 KeySpan Corp                                                  51,968
      1,440 Kinder Morgan Inc                                             49,769
      1,080 MCN Energy Group Inc                                          23,085
        490 National Fuel Gas Co                                          23,888
      1,020 Questar Corp                                                  19,763
        770 Vectren Corp                                                  13,283
        590 Washington Gas Light Co                                       14,197
                                                                        $338,451

WATER --- 0.3%
      1,240 American Water Works Co Inc                                   31,000
                                                                         $31,000

TOTAL COMMON STOCK --- 94.2%                                         $10,813,021
(Cost $10,728,504)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 1.5%
    171,000 Associates Corp of North America                             170,935
                                                                        $170,935

U.S. GOVERNMENTS --- 4.3%
    500,000 United States of America (1)                                 497,429
                                                                        $497,429

TOTAL SHORT-TERM INVESTMENTS --- 5.8%                                   $668,364
(Cost $668,364)

TOTAL INDEX 400 PORTFOLIO --- 100.0%                                 $11,481,385
(Cost $11,396,868)


The Maxim Series Fund

Index 600 Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.5%
      2,040 AAR Corp                                                      24,480
        680 Alliant Techsystems Inc*                                      45,857
      1,880 BE Aerospace Inc*                                             12,925
      2,880 Orbital Sciences Corp*                                        35,099
      2,000 Teledyne Technologies Inc*                                    33,500
                                                                        $151,861

AGRICULTURE --- 0.5%
      2,670 Corn Products International Inc                               70,755
      3,350 DIMON Inc                                                      7,119
      2,946 Delta & Pine Land Co                                          73,833
                                                                        $151,707

AIR FREIGHT --- 1.1%
      1,300 Circle International Group Inc                                32,663
      2,210 EGL Inc*                                                      67,958
      3,900 Expeditors International of Washington Inc                   185,250
      2,800 Fritz Cos Inc*                                                28,874
                                                                        $314,745

AIRLINES --- 0.5%
      1,380 Atlantic Coast Airlines Holdings Inc*                         43,815
      2,500 Mesa Air Group Inc*                                           13,828
      1,100 Midwest Express Holdings Inc*                                 23,650
      1,860 SkyWest Inc                                                   68,935
                                                                        $150,228

AUTO PARTS & EQUIPMENT --- 1.2%
      1,530 Applied Industrial Technologies Inc                           25,054
      5,650 Gentex Corp*                                                 141,956
      1,900 Intermet Corp                                                 13,063
      3,430 MascoTech Inc                                                 37,085
      1,200 Midas Inc                                                     24,000
      1,350 Simpson Industries Inc                                        10,167
        920 Standard Motor Products Inc                                    7,820
      1,650 TBC Corp*                                                      7,631
      2,540 Tenneco Automotive Inc                                        13,335
      3,580 Tower Automotive Inc*                                         44,750
      1,375 Wynn's International Inc                                      31,195
                                                                        $356,056

BANKS --- 4.0%
      2,990 Centura Banks Inc                                            101,472
      2,200 Chittenden Corp                                               53,761
      2,370 Commerce Bancorp Inc                                         109,020
      4,245 Commercial Federal Corp                                       66,061
      3,670 Community First Bankshares Inc                                59,865
      3,970 Cullen/Frost Bankers Inc                                     104,459
      2,010 First BanCorp                                                 37,310
      3,110 First Midwest Bancorp Inc                                     72,308
      3,899 Hudson United Bancorp                                         87,482
      2,011 Provident Bankshares Corp                                     27,149
      2,200 Riggs National Corp                                           27,775
      3,520 Silicon Valley Bancshares*                                   150,040
      3,230 South Finanical Group Inc                                     46,835
      2,200 Southwest Bancorp of Texas Inc*                               45,650
      2,950 Susquehanna Bancshares Inc                                    42,038
      4,100 TrustCo Bank Corp NY                                          51,250
      3,220 United Bankshares Inc                                         58,562
      1,740 Whitney Holding Corp                                          59,485
                                                                      $1,200,522

BIOTECHNOLOGY --- 4.9%
      4,590 Advanced Tissue Sciences Inc*                                 36,862
      3,600 Alliance Pharmaceutical Corp*                                 40,500
      4,160 Bio-Technology General Corp*                                  54,858
      1,760 Biomatrix Inc*                                                39,820
      2,000 COR Therapeutics Inc*                                        170,624
      2,550 Cephalon Inc*                                                152,681
      1,926 Enzo Biochem Inc*                                            132,894
      2,720 IDEXX Laboratories Inc*                                       62,220
      2,100 Immune Response Corp*                                         22,838
      2,630 Organogenesis Inc*                                            30,079
      1,450 Protein Design Labs Inc*                                     239,182
      2,690 Regeneron Pharmaceuticals Inc*                                80,194
      1,580 Techne Corp*                                                 205,400
      1,950 Vertex Pharmaceuticals Inc*                                  205,487
                                                                      $1,473,639

BUILDING MATERIALS --- 0.4%
      2,070 Apogee Enterprises Inc                                         7,309
      1,540 Elcor Corp                                                    35,420
        870 Simpson Manufacturing Co Inc*                                 41,596
      1,490 Universal Forest Products Inc                                 20,488
                                                                        $104,813

CHEMICALS --- 1.5%
      1,700 Arch Chemicals Inc                                            37,188
      1,870 Cambrex Corp                                                  84,150
      1,190 ChemFirst Inc                                                 28,709
      1,800 Geon Co                                                       33,300
      1,770 Lilly Industries Inc Class A                                  53,210
      2,340 MacDermid Inc                                                 54,990
      1,190 Material Sciences Corp*                                       11,900
        730 McWhorter Technologies Inc*                                   14,189
      1,961 Mississippi Chemical Corp                                      9,315
      1,810 OM Group Inc                                                  79,640
      3,060 Omnova Solutions Inc                                          19,125
        580 Penford Corp                                                  12,470
        670 Quaker Chemical Corp                                          11,641
                                                                        $449,827

COMMUNICATIONS - EQUIPMENT --- 3.6%
      2,800 Adaptive Broadband Corp*                                     102,900
      2,160 Allen Telecom Inc*                                            38,204
      2,800 Anixter International Inc*                                    74,200
      3,880 Aspect Communications Corp*                                  152,531
      1,700 Audiovox Corp Class*                                          37,505
      4,190 Brightpoint Inc*                                              36,269
      2,190 Cable Design Technologies Corp*                               73,365
      1,000 Davox Corp*                                                   12,937
      5,310 Digital Microwave Corp*                                      202,444
      2,050 Inter-Tel Inc                                                 32,927
      5,900 P-Com Inc*                                                    33,553
      1,270 Plantronics Inc*                                             146,685
        940 Proxim Inc*                                                   93,030
      1,170 SymmetriCom Inc*                                              29,543
                                                                      $1,066,093

COMPUTER HARDWARE & SYSTEMS --- 1.1%
      1,610 Apex Inc*                                                     70,438
      2,240 Auspex Systems Inc*                                           11,059
      1,150 Digi International Inc*                                        7,475
      3,870 National Instruments Corp*                                   168,829
      1,660 Network Equipment Technologies Inc*                           16,703
      1,200 Standard Microsystems Corp*                                   18,450
      1,230 Telxon Corp*                                                  21,986
                                                                        $314,940

COMPUTER SOFTWARE & SERVICES --- 7.6%
      2,400 AVT Corp*                                                     17,700
      3,200 American Management Systems Inc*                             105,050
      1,730 Analysts International Corp                                   16,110
      2,000 Aspen Technology Inc*                                         77,000
      1,900 Avid Technology Inc*                                          22,800
      1,700 Aware Inc*                                                    86,913
      1,090 BARRA Inc*                                                    54,023
      4,550 CIBER Inc*                                                    60,288
        480 Centigram Communications Corp*                                12,270
      1,620 Computer Task Group Inc                                        8,200
      1,210 Concord Communications Inc*                                   48,249
      1,415 Cybex Computer Products Corp*                                 60,845
      2,990 Dendrite International Inc*                                   99,603
      3,200 Epicor Software Corp*                                          8,000
      1,740 Exabyte Corp*                                                  7,830
      1,090 Fair Isaac & Co Inc                                           47,960
      2,560 FileNET Corp*                                                 47,040
      1,700 Gerber Scientific Inc                                         19,550
      1,550 Great Plains Software Inc*                                    30,419
      2,050 HNC Software Inc*                                            126,588
      1,870 Hutchinson Technology Inc*                                    26,648
      2,475 Hyperion Solutions Corp*                                      80,282
      1,140 Innovex Inc                                                   11,115
      2,430 InterVoice-Brite Inc*                                         15,946
      3,058 Jack Henry & Associates Inc                                  153,282
      4,170 Komag Inc*                                                     7,298
        900 Kronos Inc*                                                   23,400
      1,340 MICROS Systems Inc*                                           24,873
      2,000 Phoenix Technologies Ltd*                                     32,624
      2,700 Progress Software Corp*                                       48,430
      1,660 Project Software & Development Inc*                           29,880
      1,160 QRS Corp*                                                     28,492
      3,050 RSA Security  Inc*                                           211,213
      1,300 RadiSys Corp*                                                 73,775
      3,760 Read-Rite Corp*                                                8,340
      2,350 Remedy Corp*                                                 131,013
      2,200 SAGA SYSTEMS Inc*                                             27,361
      2,500 Systems & Computer Tech Corp*                                 50,000
      1,480 THQ Inc*                                                      18,037
      2,400 Verity Inc*                                                   91,200
      1,900 Visual Networks Inc*                                          54,150
      2,290 Xircom Inc*                                                  108,775
      3,720 eLoyalty Corp*                                                47,430
      1,800 ePresence Inc*                                                13,050
                                                                      $2,273,052

COSMETICS & PERSONAL CARE --- 0.1%
      5,060 NBTY Inc*                                                     32,258
      1,275 Nature's Sunshine Products Inc                                 8,925
                                                                         $41,183

DISTRIBUTORS --- 1.6%
      2,646 Bindley Western Industries Inc                                69,952
      2,970 Fleming Cos Inc                                               38,794
        900 Morrison Management Specialists Inc*                          25,368
        900 Nash-Finch Co                                                  7,425
      2,450 Owens & Minor Inc                                             42,108
      2,540 Patterson Dental Co*                                         129,540
      1,000 Performance Food Group Co*                                    32,000
      1,694 Priority Healthcare Corp*                                    125,885
      1,360 United Natural Foods Inc*                                     18,700
                                                                        $489,772

ELECTRIC COMPANIES --- 0.7%
        570 Bangor-Hydro Electric Co                                      13,359
      1,270 CH Energy Group Inc                                           43,100
        900 Central Vermont Public Service Corp                            9,900
        440 Green Mountain Power Corp                                      3,630
      1,770 NorthWestern Corp                                             40,931
      2,500 UniSource Energy Corp                                         37,500
      1,110 United Illuminating Co                                        48,563
                                                                        $196,983

ELECTRONIC INSTRUMENTS & EQUIP --- 7.9%
      1,790 AO Smith Corp                                                 37,477
      1,600 Aeroflex Inc*                                                 79,499
      2,980 Alpha Industries Inc*                                        131,305
      1,000 Analogic Corp                                                 40,000
      2,870 Artesyn Technologies Inc*                                     79,820
      2,580 Baldor Electric Co                                            48,053
      1,850 Belden Inc                                                    47,406
      1,230 Benchmark Electronics Inc*                                    44,971
      1,510 Black Box Corp*                                              119,548
      2,020 C&D Technologies Inc                                         114,130
      2,540 C-COR.net Corp*                                               68,580
      2,300 Checkpoint Systems Inc*                                       17,250
      1,920 Coherent Inc*                                                161,040
      1,500 Cohu Inc                                                      40,452
      2,010 Electro Scientific Industries Inc*                            88,502
      1,340 Harman International Industries Inc                           81,740
        900 Harmon Industries Inc                                         11,925
      1,100 Itron Inc*                                                     9,075
      6,580 KEMET Corp*                                                  164,908
      2,090 Kent Electronics Corp*                                        62,307
      1,600 Mercury Computer Systems Inc*                                 51,699
      2,660 Methode Electronics Inc Class A                              102,743
        770 Park Electrochemical Corp                                     27,768
      2,025 Pioneer-Standard Electronics Inc                              29,869
      1,360 Plexus Corp*                                                 153,680
      2,580 SLI Inc                                                       31,283
      1,270 Technitrol Inc                                               123,031
      1,564 Three-Five Systems Inc*                                       92,276
      1,730 Trimble Navigation Ltd*                                       84,445
      3,210 Vicor Corp*                                                  111,747
      2,040 Watsco Inc                                                    25,500
      1,650 X-Rite Inc                                                    15,056
      1,280 ZixIt Corp*                                                   58,959
                                                                      $2,356,044

ELECTRONICS - SEMICONDUCTOR --- 5.3%
      1,800 Actel Corp*                                                   82,125
      3,200 Alliance Semiconductor Corp*                                  78,598
      1,390 American Xtal Technology Inc*                                 60,118
      3,380 C-Cube Microsystems Inc*                                      66,333
      4,560 Dallas Semiconductor Corp                                    185,820
      3,150 ESS Technology Inc*                                           45,675
      1,570 Electroglas Inc*                                              33,755
      2,840 General Semiconductor Inc*                                    41,890
      1,710 Helix Technology Corp                                         66,690
      4,700 International Rectifier Corp*                                263,158
      1,790 Kulicke & Soffa Industries Inc*                              106,281
      3,740 Lattice Semiconductor Corp*                                  258,528
      2,230 Photronics Inc*                                               63,276
      6,930 S3 Inc*                                                      102,218
      2,600 Silicon Valley Group Inc*                                     67,275
      2,270 SpeedFam-IPEC Inc*                                            41,284
      1,560 Ultratech Stepper Inc*                                        23,205
                                                                      $1,586,229

ENGINEERING & CONSTRUCTION --- 1.1%
        550 Butler Manufacturing Co                                        9,350
      2,945 Dycom Industries Inc*                                        135,470
      1,400 Florida Rock Industries Inc                                   49,875
      3,100 Foster Wheeler Corp                                           26,738
      3,930 Morrison Knudsen Corp*                                        28,493
      1,630 Texas Industries Inc                                          47,066
      1,200 URS Corp*                                                     18,300
                                                                        $315,292

FINANCIAL SERVICES --- 2.1%
      5,760 AmeriCredit Corp*                                             97,920
      1,916 Cash America International Inc                                14,131
      2,680 Eaton Vance Corp                                             123,950
      2,300 Investors Financial Services Corp                             91,280
      3,180 Mutual Risk Management Ltd                                    55,052
      1,990 Pioneer Group Inc*                                            84,326
      4,040 SEI Investments Co                                           160,840
                                                                        $627,499

FOOD & BEVERAGES --- 2.0%
        760 Agribrands International Inc*                                 31,872
      1,400 American Italian Pasta Co Class A*                            28,962
      1,500 Beringer Wine Estates Holdings Inc Class B*                   52,968
      1,350 Canandaigua Brands Inc Class A*                               68,090
      5,080 Chiquita Brands International Inc                             20,000
        660 Coca-Cola Bottling Co Consolidated                            28,390
      3,200 Earthgrains Co                                                62,198
      2,200 Hain Celestial Group Inc*                                     80,711
        670 J&J Snack Foods Corp*                                         11,976
      1,490 Michael Foods Inc                                             36,505
      2,250 Ralcorp Holdings Inc*                                         27,563
      4,280 Smithfield Foods Inc*                                        120,105
      1,800 Triarc Cos Inc*                                               36,900
                                                                        $606,240

GOLD, METALS & MINING --- 0.8%
      1,075 AM Castle & Co                                                 8,935
      2,000 AMCOL International Corp                                      33,000
      2,390 Birmingham Steel Corp                                          9,261
      2,850 Coeur d'Alene Mines Corp*                                      6,945
      1,113 Commercial Metals Co                                          30,608
      1,250 Commonwealth Industries Inc                                    7,344
      1,150 IMCO Recycling Inc                                             6,253
      1,100 Quanex Corp                                                   16,363
      3,700 Steel Dynamics Inc*                                           33,529
        800 Steel Technologies Inc                                         5,700
      2,900 Stillwater Mining Co*                                         80,838
      1,100 WHX Corp*                                                      6,050
                                                                        $244,826

HARDWARE & TOOLS --- 0.5%
      2,110 Scotts Co Class A*                                            77,015
      1,000 Toro Co                                                       32,937
      1,190 WD-40 Co                                                      24,693
                                                                        $134,645

HEALTH CARE RELATED --- 2.0%
      1,650 Advance Paradigm Inc*                                         33,825
      4,460 Coventry Health Care Inc*                                     59,443
        640 Curative Health Services Inc*                                  3,860
      1,500 Hanger Orthopedic Group Inc*                                   7,406
      4,980 Hooper Holmes Inc                                             39,840
      1,640 MAXIMUS Inc*                                                  36,285
      3,660 Orthodontic Centers of America Inc*                           82,808
      1,900 PAREXEL International Corp*                                   18,168
      1,190 Pediatrix Medical Group Inc*                                  13,834
      1,870 Pharmaceutical Product Development Inc*                       39,270
      3,440 Renal Care Group Inc*                                         84,118
      2,010 Sierra Health Services Inc*                                    6,406
      6,950 US Oncology Inc*                                              34,750
      2,250 Universal Health Services Inc Class B*                       147,375
                                                                        $607,388

HEAVY TRUCKS & PARTS --- 0.3%
      1,300 Oshkosh Truck Corp                                            46,475
        900 Spartan Motors Inc                                             3,768
      1,620 Titan International Inc                                        8,605
      1,750 Wabash National Corp                                          20,890
                                                                         $79,738

HOMEBUILDING --- 1.0%
      3,630 Champion Enterprises Inc*                                     17,696
      4,680 DR Horton Inc                                                 63,470
      2,500 Fleetwood Enterprises Inc                                     35,625
      1,600 MDC Holdings Inc                                              29,800
        700 NVR Inc*                                                      39,900
      3,590 Oakwood Homes Corp                                             6,505
      1,010 Ryland Group Inc                                              22,346
        680 Skyline Corp                                                  14,620
      2,180 Standard Pacific Corp                                         21,800
      2,800 Toll Brothers Inc*                                            57,400
                                                                        $309,162

HOTELS/MOTELS --- 0.2%
      2,200 Marcus Corp                                                   26,675
      3,400 Prime Hospitality Corp*                                       32,086
                                                                         $58,761

HOUSEHOLD GOODS --- 0.9%
      1,700 Applica Inc*                                                  19,230
        880 Bassett Furniture Industries Inc                              11,110
      2,990 Ethan Allen Interiors Inc                                     71,760
      2,690 Fedders Corp                                                  15,634
      4,700 La-Z-Boy Inc                                                  65,800
      1,110 Libbey Inc                                                    35,659
        566 National Presto Industries Inc                                17,405
      1,200 Royal Appliance Manufacturing Co*                              6,824
        900 Salton Inc*                                                   33,188
                                                                        $276,610

INSURANCE RELATED --- 2.4%
      2,840 Arthur J Gallagher & Co                                      119,280
      1,519 Delphi Financial Group Inc Class A*                           51,550
      1,030 EW Blanch Holdings Inc                                        20,921
      2,900 Enhance Financial Services Group Inc                          41,688
      5,114 Fidelity National Financial Inc                               93,648
      4,840 First American Financial Corp                                 69,270
      5,340 Fremont General Corp                                          21,024
      1,030 Hilb Rogal & Hamilton Co                                      35,728
        700 RLI Corp                                                      24,325
      2,860 Radian Group Inc                                             148,005
        700 SCPIE Holdings Inc                                            14,350
      1,950 Selective Insurance Group Inc                                 37,050
      1,380 Trenwick Group Inc                                            20,096
      1,300 Zenith National Insurance Corp                                27,625
                                                                        $724,560

INVESTMENT BANK/BROKERAGE FIRM --- 0.9%
        990 Dain Rauscher Corp                                            65,340
      1,820 Jefferies Group Inc                                           36,740
      2,200 Morgan Keegan Inc                                             32,450
      1,300 National Discount Brokers Group Inc*                          41,438
      3,510 Raymond James Financial Inc                                   78,975
                                                                        $254,943

LEISURE & ENTERTAINMENT --- 1.4%
        870 Anchor Gaming*                                                41,705
      1,900 Arctic Cat Inc                                                22,563
      3,180 Aztar Corp*                                                   49,290
        900 Carmike Cinemas Inc Class A*                                   3,488
      1,200 Coachmen Industries Inc                                       13,800
        600 GC Cos Inc*                                                   13,425
        750 Huffy Corp                                                     3,234
      1,400 JAKKS Pacific Inc*                                            20,650
      1,315 K2 Inc*                                                       10,930
      2,818 Midway Games Inc*                                             22,719
      1,400 Monaco Coach Corp*                                            19,075
      1,960 Pinnacle Entertainment Inc*                                   38,097
      1,850 Polaris Industries Inc                                        59,200
      1,300 SCP Pool Corp*                                                30,550
      2,000 Sturm Ruger & Co Inc                                          17,750
        970 Thor Industries Inc                                           20,370
      1,600 Winnebago Industries Inc                                      20,899
                                                                        $407,745

MACHINERY --- 0.7%
      2,975 Applied Power Inc Class A                                     99,663
      1,160 Gardner Denver Inc*                                           20,735
      1,845 Manitowoc Co Inc                                              49,354
      2,700 Milacron Inc                                                  39,150
                                                                        $208,902

MANUFACTURING --- 5.6%
        670 Amcast Industrial Corp                                         5,863
      2,710 AptarGroup Inc                                                73,170
      1,500 Astec Industries Inc*                                         38,063
      2,040 BMC Industries Inc                                             8,286
      1,400 Barnes Group Inc                                              22,837
      1,730 Brady Corp Class A                                            56,225
      1,230 Brush Engineered Materials Inc                                19,219
      1,830 CLARCOR Inc                                                   36,371
      2,150 CTS Corp                                                      96,750
      1,200 CUNO Inc*                                                     27,750
      3,230 Cognex Corp*                                                 167,153
      1,710 Dionex Corp*                                                  45,743
      1,300 Esterline Technologies Corp*                                  19,338
      1,130 Flow International Corp*                                      11,300
      3,160 GenCorp Inc                                                   25,280
      1,500 Graco Inc                                                     48,750
      2,300 Griffon Corp*                                                 12,793
      2,280 IDEX Corp                                                     71,961
      1,900 Insituform Technologies Inc Class A*                          51,538
        630 Insteel Industries Inc                                         3,898
        986 Intermagnetics General Corp*                                  18,672
      1,220 Ionics Inc*                                                   37,363
      3,400 JLG Industries Inc                                            40,375
      1,780 Kaman Corp Class A                                            19,023
        760 Lawson Products Inc                                           18,715
        890 Lindsay Manufacturing Co                                      17,466
      1,200 Lydall Inc*                                                   12,750
      2,620 Mueller Industries Inc*                                       73,360
      1,462 Myers Industries Inc                                          15,717
      3,441 Paxar Corp*                                                   41,075
      1,600 RTI International Metals Inc*                                 18,200
      1,630 Regal-Beloit Corp                                             26,181
      2,070 Reliance Steel & Aluminum Co                                  39,589
        800 Robbins & Myers Inc                                           18,250
      2,320 Roper Industries Inc                                          59,450
      1,000 SPS Technologies Inc*                                         41,062
      1,240 Scott Technologies Inc*                                       21,312
      1,200 Shaw Group Inc*                                               56,550
      1,420 Specialty Equipment Cos Inc*                                  38,518
        910 Standex International Corp                                    14,446
      1,200 Thomas Industries Inc                                         21,224
      2,850 Tredegar Corp                                                 54,150
      2,600 Valence Technology Inc*                                       47,936
      1,790 Valmont Industries Inc                                        35,576
      1,980 Watts Industries Inc Class A                                  24,998
        910 Wolverine Tube Inc*                                           15,470
                                                                      $1,669,716

MEDICAL PRODUCTS --- 2.6%
      1,600 ADAC Laboratories*                                            38,400
        234 Baxter International Inc                                      16,440
      1,200 CONMED Corp*                                                  31,050
      1,090 Cooper Cos Inc                                                39,649
      1,160 Datascope Corp                                                41,760
      1,070 Diagnostic Products Corp                                      34,240
      1,170 Hologic Inc*                                                   7,898
      2,300 Invacare Corp                                                 60,375
      1,890 Laser Vision Centers Inc*                                     11,693
      1,850 Mentor Corp                                                   50,296
      1,100 Osteotech Inc*                                                11,550
      2,300 ResMed Inc*                                                   61,525
      2,200 Respironics Inc*                                              39,600
      1,880 Sola International Inc*                                        9,165
        700 Spacelabs Medical Inc*                                         7,875
      3,450 Summit Technology Inc*                                        65,119
      1,700 Sunrise Medical Inc*                                           8,288
        950 Syncor International Corp*                                    68,400
      2,280 Theragenics Corp*                                             19,521
      2,340 Varian Medical Systems Inc*                                   91,553
        980 Vital Signs Inc                                               17,763
      1,310 Wesley Jessen VisionCare Inc*                                 49,206
                                                                        $781,366

OFFICE EQUIPMENT & SUPPLIES --- 0.3%
        480 Nashua Corp                                                    3,960
        980 New England Business Service Inc                              15,925
      2,600 United Stationers Inc*                                        84,175
                                                                        $104,060

OIL & GAS --- 6.0%
      2,370 Atmos Energy Corp                                             41,475
      1,000 Atwood Oceanics Inc*                                          44,375
      2,470 Barrett Resources Corp*                                       75,179
      2,150 Cabot Oil & Gas Corp Class A                                  45,552
      1,190 Cal Dive International Inc*                                   64,483
        800 Cascade Natural Gas Corp                                      13,350
      3,500 Cross Timbers Oil Co                                          77,438
      1,300 Dril-Quip Inc*                                                60,775
      2,300 Energen Corp                                                  50,168
      3,734 Friede Goldman Halter Inc*                                    33,371
      1,400 HS Resources Inc*                                             42,000
      3,900 Input/Output Inc*                                             32,904
      1,400 Laclede Gas Co                                                26,950
      3,100 Louis Dreyfus Natural Gas Corp*                               97,067
      1,330 New Jersey Resources Corp                                     50,622
      3,240 Newfield Exploration Co*                                     126,765
      1,890 Northwest Natural Gas Co                                      42,289
      1,300 Nuevo Energy Co*                                              24,538
      1,680 Oceaneering International Inc*                                31,920
      1,640 Offshore Logistics Inc*                                       23,575
      2,380 Piedmont Natural Gas Co Inc                                   63,218
      1,330 Plains Resources Inc*                                         21,280
      3,060 Pogo Producing Co                                             67,703
      4,930 Pride International Inc*                                     122,018
      1,650 Remington Oil & Gas Corp*                                     12,375
      1,315 SEACOR SMIT Inc*                                              50,873
      1,750 Seitel Inc*                                                   14,219
      3,757 Southern Union Co*                                            59,408
      2,360 Southwest Gas Corp                                            41,300
      1,890 Southwestern Energy Co                                        11,813
        900 St Mary Land & Exploration Co                                 37,856
      1,420 Stone Energy Corp*                                            84,845
      2,100 UGI Corp                                                      43,050
      2,000 Veritas DGC Inc*                                              52,000
      4,760 Vintage Petroleum Inc                                        107,395
                                                                      $1,794,149

PAPER & FOREST PRODUCTS --- 0.4%
      2,640 Buckeye Technologies Inc*                                     57,914
      1,910 Caraustar Industries Inc                                      28,889
        900 Deltic Timber Corp                                            19,238
      1,150 Pope & Talbot Inc                                             18,400
        850 Republic Group Inc                                             7,650
                                                                        $132,091

PHARMACEUTICALS --- 2.5%
      2,594 Alpharma Inc Class A                                         161,477
      2,625 Barr Laboratories Inc*                                       117,632
      1,970 Cygnus Inc*                                                   28,073
      3,400 Dura Pharmaceuticals Inc*                                     48,875
      4,940 Jones Pharma Inc                                             197,289
      2,230 Medicis Pharmaceutical Corp Class A*                         127,110
      1,670 Noven Pharmaceuticals Inc*                                    50,204
                                                                        $730,660

PHOTOGRAPHY/IMAGING --- 0.7%
      1,500 Lason Inc*                                                     3,750
      3,820 Pinnacle Systems Inc*                                         85,889
      2,390 Zebra Technologies Corp Class A*                             105,906
                                                                        $195,545

POLLUTION CONTROL --- 0.4%
      1,710 ABM Industries Inc                                            39,330
      1,060 TETRA Technologies Inc*                                       15,038
      2,925 Tetra Tech Inc*                                               66,909
                                                                        $121,277

PRINTING & PUBLISHING --- 0.5%
      2,850 Bowne & Co Inc                                                28,677
      1,100 Consolidated Graphics Inc*                                    10,313
      2,120 John H Harland Co                                             31,666
      2,400 Penton Media Inc                                              84,000
      1,075 Thomas Nelson Inc                                              9,204
                                                                        $163,860

RESTAURANTS --- 1.6%
      2,030 Applebee's International Inc                                  61,533
      2,020 CEC Entertainment Inc*                                        51,763
      3,810 CKE Restaurants Inc                                           11,430
      2,305 Cheesecake Factory Inc*                                       63,388
      2,256 Consolidated Products Inc*                                    20,304
      1,480 IHOP Corp*                                                    24,790
      2,920 Jack In The Box Inc*                                          71,905
      1,880 Landry's Seafood Restaurants Inc                              15,980
      1,700 Luby's Inc                                                    13,600
        980 Panera Bread Co Class A*                                       9,923
      4,640 Ruby Tuesday Inc                                              58,288
      2,500 Ryan's Family Steak Houses Inc*                               21,093
      1,380 Sonic Corp*                                                   40,538
        840 Taco Cabana Inc Class A*                                       5,565
                                                                        $470,100

RETAIL --- 4.6%
      2,533 99 Cents Only Stores*                                        101,003
      2,250 Ames Department Stores Inc*                                   17,438
      2,400 AnnTaylor Stores Corp*                                        79,500
      2,800 Bombay Co Inc*                                                 8,224
      1,350 Books-A-Million Inc*                                           6,244
      1,000 Building Materials Holding Corp*                               8,812
      3,850 Casey's General Stores Inc                                    39,944
      1,990 Cato Corp Class A                                             23,134
      1,600 Cost Plus Inc*                                                45,899
        450 DAMARK International Inc Class A*                              9,675
      1,260 Discount Auto Parts Inc*                                      12,600
      1,380 Dress Barn Inc*                                               30,533
      1,530 Footstar Inc*                                                 50,873
      2,500 Goody's Family Clothing Inc*                                  13,750
      1,000 Gottschalks Inc*                                               6,312
      1,750 Group 1 Automotive Inc*                                       21,000
      1,850 Gymboree Corp*                                                 5,550
      1,400 Hancock Fabrics Inc                                            5,950
      1,790 Hughes Supply Inc                                             35,353
      2,040 Insight Enterprises Inc*                                     120,996
      1,100 J Baker Inc                                                    6,393
      1,340 Jo-Ann Stores Inc Class A*                                     9,380
        680 Lillian Vernon Corp                                            7,140
      3,000 Linens 'n Things Inc*                                         81,375
      1,760 Mayor's Jewelers Inc*                                          4,180
      3,155 Men's Wearhouse Inc*                                          70,394
      2,340 Michaels Stores Inc*                                         107,200
      3,910 O'Reilly Automotive Inc*                                      54,251
      2,380 Pacific Sunwear of California Inc*                            44,625
      4,000 Pep Boys - Manny Moe & Jack                                   24,000
      7,217 Pier 1 Imports Inc                                            70,366
      2,220 ShopKo Stores Inc*                                            34,133
      2,430 Sports Authority Inc*                                          2,734
      3,230 Stein Mart Inc*                                               33,108
      1,080 Wet Seal Inc Class A*                                         14,175
      1,970 Whole Foods Market Inc*                                       81,385
      2,640 Zale Corp*                                                    96,360
                                                                      $1,383,989

SAVINGS & LOANS --- 0.9%
      1,900 Anchor Bancorp Wisconsin Inc                                  29,093
      2,091 Downey Financial Corp                                         60,639
      1,720 MAF Bancorp Inc                                               31,282
      1,550 Queens County Bancorp Inc                                     28,577
      2,800 Staten Island Bancorp Inc                                     49,350
      4,000 Washington Federal Inc*                                       73,000
                                                                        $271,941

SHOES --- 0.8%
      1,360 Brown Shoe Co Inc                                             17,680
      2,000 Justin Industries Inc                                         43,750
        790 K-Swiss Inc                                                   12,590
      3,320 Stride Rite Corp                                              20,335
      1,530 Timberland Co Class A*                                       108,342
      3,200 Wolverine World Wide Inc                                      31,600
                                                                        $234,297

SPECIALIZED SERVICES --- 8.0%
      1,550 ADVO Inc*                                                     65,100
      1,290 AT Cross Co Class A*                                           6,369
      1,470 Aaron Rents Inc                                               18,466
      1,280 Action Performance Cos Inc*                                    9,280
      1,000 Administaff Inc*                                              63,500
        650 Angelica Corp                                                  5,200
      2,080 BISYS Group Inc*                                             127,920
      3,170 Billing Concepts Corp*                                        14,065
      1,400 CDI Corp*                                                     28,525
        630 CPI Corp                                                      13,309
      1,420 Catalina Marketing Corp*                                     144,840
      2,730 Central Parking Corp                                          64,666
      2,540 Cerner Corp*                                                  69,215
        770 Chemed Corp                                                   21,704
      3,057 ChoicePoint Inc*                                             136,037
      4,100 Copart Inc*                                                   65,600
      1,200 Cyrk Inc*                                                      6,000
      1,100 Department 56 Inc*                                            12,100
      2,270 Edgewater Technolgy Inc*                                      15,179
      1,060 Enesco Group Inc                                               5,035
      1,100 FYI Inc*                                                      37,056
      2,420 FactSet Research Systems Inc                                  68,365
      2,440 Fossil Inc*                                                   47,426
      1,600 Franklin Covey Co*                                            11,099
      1,600 G&K Services Inc Class A                                      40,099
      4,800 HA-LO Industries Inc*                                         27,000
      1,500 Heidrick & Struggles International Inc*                       94,688
      2,190 Information Resources Inc*                                     8,622
        930 Insurance Auto Auctions Inc*                                  19,646
      1,700 Kroll-O'Gara Co*                                              11,368
      3,300 Labor Ready Inc*                                              21,863
      4,371 Lennox International Inc                                      57,909
        992 MedQuist Inc*                                                 33,728
      1,200 MemberWorks Inc*                                              40,350
      2,420 National Computer Systems Inc                                119,185
      2,460 National Data Corp                                            56,580
      1,700 On Assignment Inc*                                            51,850
      1,800 Pegasus Solutions Inc*                                        19,575
      1,730 Pre-Paid Legal Services Inc*                                  51,684
      1,572 Primark Corp*                                                 58,557
      3,780 Profit Recovery Group International Inc*                      62,843
      3,050 Regis Corp                                                    38,125
      1,600 Russ Berrie & Co Inc                                          30,800
      5,440 Snyder Communications Inc                                    129,200
      4,830 Spherion Corp*                                                85,733
      1,100 StarTek Inc*                                                  55,413
        600 Swiss Army Brands Inc*                                         3,075
      3,760 True North Communications Inc                                165,440
      1,160 Volt Information Sciences Inc*                                38,207
                                                                      $2,377,596

TELEPHONE & TELECOMMUNICATIONS --- 0.2%
      3,900 General Communication Inc Class A*                            19,988
      1,060 Metrocall Inc (rights) @*                                          0
      4,965 TALK.com Inc*                                                 28,857
                                                                         $48,845

TEXTILES --- 0.7%
      1,000 Ashworth Inc*                                                  4,468
      1,900 Cone Mills Corp*                                              11,755
        900 Dixie Group Inc*                                               3,488
      1,410 Guilford Mills Inc                                             5,993
        460 Haggar Corp                                                    5,405
      2,240 Hartmarx Corp*                                                 5,739
      3,940 Interface Inc                                                 15,019
      1,850 Kellwood Co                                                   39,081
      2,600 Nautica Enterprises Inc*                                      27,786
        910 OshKosh B'Gosh Inc Class A                                    14,901
        590 Oxford Industries Inc                                         10,620
      2,100 Phillips-Van Heusen Corp                                      19,950
      1,060 Pillowtex Corp                                                 4,505
      1,740 Quiksilver Inc*                                               27,078
                                                                        $195,788

TOBACCO --- 0.1%
      1,200 Schweitzer-Mauduit International Inc                          15,000
                                                                         $15,000

TRANSPORTATION --- 1.2%
      2,430 American Freightways Corp*                                    35,235
      1,460 Arkansas Best Corp*                                           14,508
      1,200 Frozen Food Express Industries Inc                             3,600
      1,884 Heartland Express Inc*                                        31,438
      1,850 Kirby Corp*                                                   39,313
        700 Landstar System Inc*                                          41,693
        880 MS Carriers Inc*                                              15,510
      1,500 Roadway Express Inc*                                          35,156
      4,440 Rollins Truck Leasing Corp                                    30,800
      1,980 USFreightways Corp                                            48,633
      3,622 Werner Enterprises Inc                                        41,878
      1,880 Yellow Corp*                                                  27,730
                                                                        $365,494

WATER --- 0.6%
        670 American States Water Co                                      19,933
      3,099 Philadelphia Suburban Corp                                    63,530
      2,970 United Water Resources Inc                                   103,579
                                                                        $187,042

TOTAL COMMON STOCK --- 96.6%                                         $28,776,821
(Cost $25,823,260)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 3.4%
  1,022,000 Associates Corp of North America                           1,021,609
                                                                      $1,021,609

TOTAL SHORT-TERM INVESTMENTS --- 3.4%                                 $1,021,609
(Cost $1,021,609)

TOTAL INDEX 600 PORTFOLIO --- 100.0%                                 $29,798,430
(Cost $26,844,869)


The Maxim Series Fund

Loomis Sayles Corporate Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 2.1%
  1,000,000 Lockheed Martin Corp                                       1,009,780
            Bonds
            8.500% December 1, 2029
  1,000,000 Milit-Air Inc                                                643,511
            Bonds
            5.750% June 30, 2019
  2,150,000 Raytheon Co Class B                                        1,767,193
            Debentures
            6.400% December 15, 2018
    750,000 Raytheon Co Class B                                          669,053
            Bonds
            6.150% November 1, 2008
                                                                      $4,089,537

AGENCY --- 2.2%
 14,150,000 Fannie Mae ^ (3)                                           3,767,259
            Zero Coupon
            6.625% October 29, 2007
    500,000 Freddie Mac                                                  440,310
            Series 2059 Class HA
            5.750% December 15, 2025
                                                                      $4,207,569

AIRLINES --- 0.4%
    900,000 Delta Air Lines Inc                                          786,915
            Notes
            8.300% December 15, 2029
     70,300 NWA Trust Series B                                            73,551
            Subordinated Notes
            9.360% March 10, 2006
                                                                        $860,466

AUTO PARTS & EQUIPMENT --- 0.7%
  1,000,000 Delphi Automotive Systems Corp                               852,570
            Debentures
            7.125% May 1, 2029
     50,000 Exide Corp #                                                  24,250
            Convertible
            2.900% December 15, 2005
    600,000 Magna International Inc                                      541,500
            Convertible
            4.875% February 15, 2005
                                                                      $1,418,320

AUTOMOBILES --- 0.6%
  1,260,000 Hyundai Motor Co Ltd #                                     1,150,531
            Senior Notes
            7.600% July 15, 2007
                                                                      $1,150,531

BANKS --- 0.7%
    500,000 FleetBoston Financial Corp                                   413,535
            Subordinated Debentures
            6.700% July 15, 2028
  1,000,000 Keycorp Capital III                                          849,370
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                      $1,262,905

BIOTECHNOLOGY --- 0.9%
    750,000 Centocor Inc                                               1,011,563
            Convertible
            4.750% February 15, 2005
     50,000 Glycomed Inc                                                  40,000
            Convertible
            7.500% January 1, 2003
    750,000 Human Genome Sciences Inc #                                  620,625
            Convertible
            3.750% March 15, 2007
                                                                      $1,672,188

BROADCAST/MEDIA --- 1.9%
  1,850,000 CBS Corp/Westinghouse Electric                             1,796,720
            Debentures
            7.875% September 1, 2023
    250,000 CBS Inc                                                      224,543
            Senior Notes
            7.125% November 1, 2023
    500,000 Century Communications Corp Class A                          391,250
            Senior Notes
            8.375% November 15, 2017
    500,000 Charter Communications LLC (2)                               287,500
            Step Bond 0%/9.920%
            12.170% April 1, 2011
  1,000,000 Multicanal SA                                                750,000
            Senior Notes
            10.500% April 15, 2018
    300,000 Rogers Communications Inc                                    293,019
            Convertible
            2.000% November 26, 2005
                                                                      $3,743,032

BUILDING MATERIALS --- 0.9%
  2,750,000 Owens Corning                                              1,698,923
            Bonds
            7.500% August 1, 2018
                                                                      $1,698,923

CANADIAN - FEDERAL --- 3.5%
 35,550,000 Canadian Government (3)                                    5,935,775
            Zero Coupon
            6.260% June 1, 2025
  4,650,000 Canadian Government (3)                                      874,641
            Zero Coupon
            6.400% June 1, 2022
                                                                      $6,810,416

CANADIAN - PROVINCIAL --- 14.3%
  1,500,000 New Brunswick FM Project #                                   821,118
            Bonds
            6.470% November 30, 2027
 15,900,000 Ontario Hydro (3)                                          2,740,676
            Zero Coupon
            6.790% October 15, 2021
  1,450,000 Province of Alberta                                          904,799
            Debentures
            5.000% December 16, 2008
  4,841,473 Province of Alberta                                        3,185,497
            Debentures
            5.930% September 16, 2016
  1,760,000 Province of British Columbia                               1,088,713
            Debentures
            5.700% June 18, 2029
    275,000 Province of British Columbia                                 210,876
            Bonds
            7.875% November 30, 2023
  6,500,000 Province of British Columbia (3)                           1,882,399
            Zero Coupon
            8.500% August 23, 2013
  1,400,000 Province of British Columbia (3)                             385,220
            Zero Coupon
            6.860% June 9, 2014
  9,815,000 Province of British Columbia (3)                           1,607,681
            Zero Coupon
            9.500% June 9, 2022
  5,000,000 Province of British Columbia (3)                             720,456
            Zero Coupon
            6.780% August 23, 2024
  5,000,000 Province of British Columbia (3)                             609,435
            Zero Coupon
            6.760% November 19, 2027
  2,500,000 Province of British Columbia (3)                             458,595
            Zero Coupon
            6.780% September 5, 2020
 11,415,000 Province of British Columbia (3)                           1,849,728
            Zero Coupon
            6.790% August 19, 2022
  5,373,000 Province of Manitoba                                       4,215,649
            Bonds
            7.750% December 22, 2025
  5,000,000 Province of Manitoba (3)                                     530,134
            Zero Coupon
            6.740% March 5, 2031
  3,800,000 Province of Manitoba ^                                     2,576,419
            Notes
            6.500% September 22, 2017
    500,000 Province of Newfoundland                                     319,123
            Debentures
            6.150% April 17, 2028
  4,800,000 Province of Ontario (3)                                      788,824
            Zero Coupon
            6.740% July 13, 2022
  3,650,000 Province of Ontario (3)                                      494,894
            Zero Coupon
            6.740% December 2, 2025
 11,300,000 Province of Ontario (3)                                    1,468,077
            Zero Coupon
            6.680% June 2, 2027
  6,615,000 Province of Saskatchewan (3)                                 915,662
            Zero Coupon
            34.180% May 30, 2025
                                                                     $27,773,975

COMMUNICATIONS - EQUIPMENT --- 0.3%
  1,000,000 Broadband Technologies Inc/Pliant Systems Inc ^              500,000
            Convertible
            5.000% May 15, 2001
                                                                        $500,000

COMPUTER HARDWARE & SYSTEMS --- 2.8%
    400,000 Maxtor Corp                                                  280,000
            Convertible
            5.750% March 1, 2012
  2,000,000 Seagate Technology Inc                                     1,873,180
            Debentures
            7.450% March 1, 2037
  2,500,000 Seagate Technology Inc                                     2,238,475
            Senior Notes
            7.370% March 1, 2007
  1,000,000 Seagate Technology Inc                                       904,196
            Debentures
            7.875% March 1, 2017
     62,332 StreamLogic Corp (5)                                             623
            Notes
            14.000% October 7, 2000
    100,000 Telxon Corp                                                   87,625
            Convertible
            5.750% January 1, 2003
                                                                      $5,384,099

ELECTRIC COMPANIES --- 2.2%
    500,000 Boston Edison Co                                             460,180
            Debentures
            7.800% March 15, 2023
    186,000 Commonwealth Edison Co                                       153,757
            Debentures
            4.750% December 1, 2011
    968,836 Korea Electric Power Corp                                    883,084
            Debentures
            7.400% April 1, 2016
    500,000 Quezon Power Philippines Ltd                                 395,000
            Bonds
            8.860% June 15, 2017
  2,750,000 Tenaga Nasional Berhad #                                   2,206,050
            Debentures
            7.500% November 1, 2025
    250,000 Texas - New Mexico Power Co                                  215,343
            Senior Notes
            6.250% January 15, 2009
                                                                      $4,313,414

ELECTRONIC INSTRUMENTS & EQUIP --- 3.4%
    250,000 EDO Corp                                                     192,188
            Convertible
            7.000% December 15, 2011
    800,000 Kent Electronics Corp                                        702,120
            Convertible
            4.500% September 1, 2004
    750,000 Pioneer-Standard Electronics Inc                             721,352
            Senior Notes
            8.500% August 1, 2006
  1,750,000 Samsung Electronics #                                      1,312,500
            Private Placement
            7.700% October 1, 2027
    100,000 Thermedics Inc (3)                                            71,000
            Zero Coupon
            16.580% June 1, 2003
  3,915,000 Thermo Electron Corp #                                     3,611,588
            Private Placement
            4.250% January 1, 2003
    248,000 Zenith Electronics Corp                                       79,360
            Debentures
            8.190% November 1, 2009
                                                                      $6,690,108

ELECTRONICS - SEMICONDUCTOR --- 0.5%
    650,000 Cirrus Logic Inc                                             572,813
            Convertible
            6.000% December 15, 2003
    500,000 Hyundai Semiconductor #                                      417,579
            Senior Notes
            8.625% May 15, 2007
     50,000 Richardson Electronics Ltd                                    42,000
            Convertible
            7.250% December 15, 2006
                                                                      $1,032,392

ENGINEERING & CONSTRUCTION --- 0.1%
    350,000 Empresa ICA Controladora SA de CV                            175,000
            Convertible
            5.000% March 15, 2004
                                                                        $175,000

FINANCIAL SERVICES --- 2.1%
  1,200,000 APP Finance VII Mauritius                                    880,500
            Convertible
            3.500% April 30, 2003
    375,000 APP Finance VII Mauritius #                                  275,625
            Convertible
            3.500% April 30, 2003
  2,750,000 App Finance IV Mauritius (3)                                 450,313
            Zero Coupon
            13.940% November 18, 2012
    700,000 Bell Atlantic Financial Services Inc                         685,125
            Convertible
            5.750% April 1, 2003
    250,000 Cerro Negro Finance Ltd #                                    203,472
            Bonds
            7.900% December 1, 2020
    200,000 DR Structured Finance Corp                                   168,914
            Pass Through Certificates
            8.550% August 15, 2019
    350,000 DR Structured Finance Corp                                   267,663
            Debentures
            7.430% August 15, 2018
    750,000 Merey Sweeney LP #                                           734,775
            Senior Notes
            8.850% December 18, 2019
    550,000 Petrozuata Finance Inc #                                     423,500
            Company Guaranteed Notes
            8.220% April 1, 2017
                                                                      $4,089,887

FOOD & BEVERAGES --- 1.1%
    450,000 Burns Philp Treasury                                         261,000
            Convertible
            5.500% April 30, 2004
    250,000 Compania Alimentos Fargo                                     213,750
            Senior Notes
            13.250% August 1, 2008
  1,000,000 ConAgra Inc                                                  799,860
            Senior Notes
            7.000% October 1, 2028
  1,000,000 Pepsi Bottling Group Inc                                     897,189
            Senior Notes
            7.000% March 1, 2029
                                                                      $2,171,799

FOREIGN BANKS --- 7.2%
  2,250,000 Bangko Sentral Pilipinas                                   1,597,500
            Bonds
            8.600% June 15, 2027
  1,600,000 Bangkok Bank Public Co Ltd                                   848,000
            Convertible
            4.589% March 3, 2004
  4,150,000 Bangkok Bank Public Co Ltd #                               3,112,500
            Subordinated Notes
            9.025% March 15, 2029
  1,000,000 International Bank for Reconstruction & Development          483,041
            Senior Notes
            8.000% May 23, 2007
 19,425,000 International Bank for Reconstruction & Development^ (3)   5,391,148
            Zero Coupon
            10.820% August 20, 2007
    400,000 Siam Commercial Bank Public Co Ltd                           201,000
            Convertible
            3.250% January 24, 2004
    500,000 Siam Commercial Bank Public Co Ltd #                         415,000
            Private Placement
            7.500% March 15, 2006
  2,625,000 Thai Farmers Bank Public Co Ltd #                          1,995,000
            Private Placement
            8.250% August 21, 2016
                                                                     $14,043,189

FOREIGN GOVERNMENTS --- 5.4%
    250,000 Republic of Argentina (2)                                    165,938
            Step Bond
            6.000% March 31, 2023
  6,550,000 Republic of Brazil                                         5,158,125
            Bonds
            10.125% May 15, 2027
    615,681 Republic of Brazil                                           451,787
            Bonds
            8.000% April 15, 2014
  7,450,000 Republic of South Africa                                   1,026,184
            Bonds
            13.000% August 31, 2010
  4,500,000 Republic of South Africa                                     620,827
            Bonds
            12.500% December 21, 2006
  2,500,000 Republic of South Africa                                     354,398
            Bonds
            13.500% September 15, 2015
  4,250,000 Republic of Venezuela                                      2,794,375
            Bonds
            9.250% September 15, 2027
                                                                     $10,571,634

GOLD, METALS & MINING --- 0.0%
    500,000 Geneva Steel Co Class A ^ (5)                                 85,000
            Senior Notes
            9.500% January 15, 2004
                                                                         $85,000

HEALTH CARE RELATED --- 1.1%
  2,000,000 Columbia/HCA Healthcare Corp                               1,480,000
            Debentures
            7.050% December 1, 2027
    250,000 Columbia/HCA Healthcare Corp                                 201,250
            Notes
            7.580% September 15, 2025
    250,000 HEALTHSOUTH Corp                                             196,250
            Convertible
            3.250% April 1, 2003
    250,000 Tenet Healthcare Corp                                        207,500
            Convertible
            6.000% December 1, 2005
                                                                      $2,085,000

HOMEBUILDING --- 0.4%
    500,000 Pulte Corp                                                   449,765
            Senior Notes
            7.300% October 24, 2005
    450,000 Schuler Homes Inc                                            360,000
            Convertible
            6.500% January 15, 2003
                                                                        $809,765

INSURANCE RELATED --- 3.5%
  7,855,000 Loews Corp                                                 6,756,557
            Convertible
            3.125% September 15, 2007
                                                                      $6,756,557

INVESTMENT BANK/BROKERAGE FIRM --- 0.3%
    750,000 Federal Realty Investment Trust                              673,266
            Convertible
            5.250% October 28, 2003
                                                                        $673,266

LEISURE & ENTERTAINMENT --- 1.1%
     24,000 Bell Sports Corp                                              21,600
            Convertible
            4.250% November 15, 2000
    750,000 Time Warner Inc                                              697,163
            Debentures
            7.570% February 1, 2024
  1,650,000 Time Warner Inc                                            1,361,960
            Company Guaranteed Bonds
            6.625% May 15, 2029
                                                                      $2,080,723

MACHINERY --- 0.0%
    200,000 Intevac Inc                                                   90,500
            Convertible
            6.500% March 1, 2004
                                                                         $90,500

MANUFACTURING --- 0.4%
    750,000 Borden Inc                                                   554,033
            Debentures
            7.875% February 15, 2023
    100,000 Hexcel Corp                                                   86,000
            Convertible
            7.000% August 1, 2003
     75,000 Hexcel Corp                                                   53,438
            Convertible
            7.000% August 1, 2011
                                                                        $693,471

MEDICAL PRODUCTS --- 0.5%
  1,250,000 Bausch & Lomb Inc                                            955,413
            Debentures
            7.125% August 1, 2028
                                                                        $955,413

MISCELLANEOUS --- 0.9%
    500,000 AES Corp                                                     410,000
            Senior Subordinated Debentures
            8.875% November 1, 2027
    495,000 Ogden Corp                                                   420,131
            Convertible
            5.750% October 20, 2002
    500,000 TRW Inc                                                      382,950
            Debentures
            6.650% January 15, 2028
    600,000 Thermo TerraTech Inc # ^                                     534,000
            Private Placement
            4.625% May 1, 2003
                                                                      $1,747,081

OFFICE EQUIPMENT & SUPPLIES --- 1.0%
  3,900,000 Xerox Corp                                                 2,028,000
            Convertible
            .570% April 21, 2018
                                                                      $2,028,000

OIL & GAS --- 9.8%
    250,000 Anadarko Petroleum Corp                                      228,058
            Debentures
            7.200% March 15, 2029
  5,150,000 Baker Hughes Inc (3)                                       4,013,910
            Zero Coupon
            4.410% May 5, 2008
    300,000 Diamond Offshore Drilling Inc                                314,421
            Convertible
            3.750% February 15, 2007
  1,150,000 Global Marine Inc                                            999,235
            Notes
            7.000% June 1, 2028
  2,000,000 KN Capital Trust III                                       1,674,986
            Company Guaranteed Notes
            7.630% April 15, 2028
  1,000,000 KN Energy Inc/Kinder Morgan Inc                              894,180
            Debentures
            7.250% March 1, 2028
    500,000 Kerr-McGee Corp                                              476,250
            Convertible
            7.500% May 15, 2014
    400,000 Key Energy Services Inc                                      314,000
            Convertible
            5.000% September 15, 2004
    132,500 NorAm Energy Corp                                            115,275
            Convertible
            6.000% March 15, 2012
    500,000 Pennzoil-Quaker State Co                                     357,180
            Debentures
            7.375% April 1, 2029
    750,000 Perez Companc SA #                                           628,125
            Private Placement
            8.125% July 15, 2007
    250,000 Petro Mexicanos/Petroleos Mexicanos                          241,485
            Company Guaranteed Notes
            9.250% March 30, 2018
    200,000 Petro Mexicanos/Petroleos Mexicanos #                        174,000
            Debentures
            8.625% December 1, 2023
  1,000,000 Phillips 66 Capital Trust II                                 869,610
            Company Guaranteed Notes
            8.000% January 15, 2037
    500,000 Phillips Petroleum Co                                        439,845
            Debentures
            7.000% March 30, 2029
    600,000 Pioneer Natural Resources Co                                 518,634
            Company Guaranteed Notes
            6.500% January 15, 2008
  4,000,000 R&B Falcon Corp                                            3,120,000
            Senior Notes
            7.375% April 15, 2018
    750,000 R&B Falcon Corp                                              665,625
            Senior Notes
            6.750% April 15, 2005
    350,000 Ssangyong Oil Corp                                           234,500
            Convertible
            3.000% December 31, 2004
  1,250,000 Tennessee Gas Pipeline Co                                  1,094,863
            Debentures
            7.000% October 15, 2028
    700,000 Union Pacific Resources Group Inc                            694,232
            Debentures
            7.950% April 15, 2029
  1,150,000 Union Pacific Resources Group Inc                          1,040,624
            Debentures
            7.050% May 15, 2018
                                                                     $19,109,038

PAPER & FOREST PRODUCTS --- 3.2%
      1,000 APP China Group Ltd #                                        632,500
            Private Placement
            14.000% March 15, 2010
  2,250,000 Georgia-Pacific Group                                      2,027,363
            Notes
            7.750% November 15, 2029
  1,000,000 International Paper Co                                       840,290
            Debentures
            6.875% November 1, 2023
  1,100,000 Pindo Deli Finance Mauritius                                 660,000
            Company Guaranteed Notes
            10.750% October 1, 2007
  2,900,000 Pindo Deli Finance Mauritius ^                             1,421,000
            Company Guaranteed Notes
            10.875% October 1, 2027
    875,000 Tjiwi Kimia FN Mauritius                                     560,000
            Company Guaranteed Notes
            10.000% August 1, 2004
                                                                      $6,141,153

PHARMACEUTICALS --- 0.8%
  1,335,000 Dura Pharmaceuticals Inc                                   1,081,350
            Convertible
            3.500% July 15, 2002
    525,000 Nabi Inc                                                     446,250
            Convertible
            6.500% February 1, 2003
                                                                      $1,527,600

PRINTING & PUBLISHING --- 0.3%
    600,000 Scholastic Corp #                                            615,582
            Private Placement
            5.000% August 15, 2005
                                                                        $615,582

RAILROADS --- 0.1%
    350,000 Missouri Pacific Railroad Co                                 185,500
            Debentures
            5.000% January 1, 2045
                                                                        $185,500

REAL ESTATE --- 7.7%
  1,000,000 AMP Property LP                                              880,790
            Company Guaranteed Bonds
            7.500% June 30, 2018
    500,000 EOP Operating LP                                             434,450
            Notes
            7.500% April 19, 2029
  2,500,000 First Industrial Realty Trust Inc                          2,122,125
            Notes
            7.500% December 1, 2017
  2,000,000 First Industrial Realty Trust Inc                          1,671,120
            Notes
            7.600% July 15, 2028
  1,500,000 Highwoods Properties Inc REIT                              1,261,155
            Senior Notes
            7.500% April 15, 2018
    750,000 Meditrust Cos REIT                                           502,500
            Notes
            7.000% August 15, 2007
  1,100,000 Rockefeller Center Properties ^ (3)                          924,000
            Zero Coupon
            23.610% December 31, 2000
  1,875,000 SUSA Partnership LP                                        1,544,269
            Debentures
            7.500% December 1, 2027
  1,000,000 SUSA Partnership LP                                          852,520
            Debentures
            7.450% July 1, 2018
  2,500,000 Security Capital Group Inc                                 2,113,900
            Notes
            7.700% June 15, 2028
  2,000,000 Security Capital Industrial Trust/ProLogis Trust           1,757,400
            Debentures
            7.625% July 1, 2017
    250,000 Sizeler Property Investors Inc                               221,875
            Convertible
            8.000% July 15, 2003
  1,000,000 TriNet Corporate Realty Trust Inc                            709,340
            Senior Notes
            7.700% July 15, 2017
                                                                     $14,995,444

RESTAURANTS --- 0.1%
    250,000 Einstein/Noah Bagel Corp ^ (5)                               115,000
            Convertible
            7.250% June 1, 2004
                                                                        $115,000

RETAIL --- 1.0%
    275,000 CML Group Inc ^ (5)                                              165
            Convertible
            5.500% January 15, 2003
    500,000 JC Penney Co Inc                                             354,385
            Debentures
            7.125% November 15, 2023
    500,000 JC Penney Co Inc                                             397,165
            Debentures
            7.650% August 15, 2016
    100,000 Jacobson Stores Inc                                           68,250
            Convertible
            6.750% December 15, 2011
    750,000 Kmart Corp                                                   584,010
            Debentures
            7.950% February 1, 2023
    750,000 Venator Group Inc/Woolworth Corp                             502,500
            Debentures
            8.500% January 15, 2022
                                                                      $1,906,475

TELEPHONE & TELECOMMUNICATIONS --- 6.1%
    700,000 Clearnet Communications Inc (2)                              263,380
            Step Bond 0%/10.750%
            13.600% February 15, 2009
  1,400,000 Clearnet Communications Inc (2)                              654,316
            Step Bond 0%/11.750%
            13.960% August 13, 2007
    500,000 Clearnet Communications Inc (2)                              204,157
            Step Bond 0%/10.400%
            13.650% May 15, 2008
  2,500,000 Intermedia Communications Inc (2)                          1,531,250
            Step Bond 0%/12.250%
            13.010% March 1, 2009
    125,000 Jazztel PLC #                                                120,125
            Private Placement
            14.000% July 15, 2010
  1,050,000 Loxley Public Co Ltd ^                                       346,500
            Convertible
            2.500% April 4, 2001
    500,000 NEXTLINK Communications Inc (2)                              312,500
            Step Bond 0%/9.450%
            12.720% April 15, 2008
    500,000 NEXTLINK Communications Inc (2)                              310,000
            Step Bond 0%/12.250%
            12.410% June 1, 2009
  1,775,000 Nextel Communications Inc Class A (2)                      1,331,250
            Step Bond 0%/9.750%
            10.830% October 31, 2007
  1,400,000 Nextel International Inc (2)                                 917,000
            Step Bond 0%/12.125%
            13.630% April 15, 2008
  1,475,000 RCN Corp (2)                                                 921,875
            Step Bond 0%/11.125%
            14.930% October 15, 2007
  2,100,000 RCN Corp (2)                                               1,170,750
            Step Bond 0%/11.000%
            15.040% July 1, 2008
  1,750,000 RCN Corp (2)                                                 966,875
            Step Bond 0%/9.800%
            15.280% February 15, 2008
  2,250,000 Teligent Inc (2)                                           1,051,875
            Step Bond 0%/11.500%
            19.130% March 1, 2008
    950,000 Total Access Communication Public Co Ltd #                   802,750
            Bonds
            8.375% November 4, 2006
  1,000,000 US West Capital Funding Inc                                  844,140
            Company Guaranteed Notes
            6.500% November 15, 2018
                                                                     $11,748,743

TEXTILES --- 0.7%
  1,000,000 Burlington Industries Inc                                    711,040
            Debentures
            7.250% August 1, 2027
     76,000 Dixie Group Inc ^                                             48,640
            Convertible
            7.000% May 15, 2012
    125,000 Fieldcrest Cannon Inc                                         35,000
            Convertible
            6.000% March 15, 2012
    550,000 Fruit of the Loom Ltd (5)                                    277,750
            Debentures
            7.375% November 15, 2023
    250,000 Kellwood Co                                                  192,623
            Debentures
            7.625% October 15, 2017
    250,000 Phillips-Van Heusen Corp                                     183,750
            Debentures
            7.750% November 15, 2023
                                                                      $1,448,803

TOBACCO --- 2.3%
  5,185,000 Philip Morris Cos Inc                                      4,393,043
            Debentures
            7.750% January 15, 2027
                                                                      $4,393,043

TRANSPORTATION --- 0.4%
    100,000 APL Ltd                                                       40,000
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc ^ (5)                                     228
            Convertible
            8.000% August 15, 2005
    500,000 Hvide Marine Inc # ^                                         440,000
            Private Placement
            12.500% June 30, 2007
    100,000 Preston Corp/Yellow Corp                                      76,000
            Convertible
            7.000% May 1, 2011
    225,000 Worldway Corp                                                182,250
            Convertible
            6.250% April 15, 2011
                                                                        $738,478

U.S. MUNICIPAL --- 0.3%
  2,000,000 Orange County California Pension (3)                         574,100
            Zero Coupon
            8.090% September 1, 2016
                                                                        $574,100

TOTAL BONDS --- 95.4%                                               $185,163,119
(Cost $201,081,964)

COMMON STOCK

COMPUTER HARDWARE & SYSTEMS --- 0.0%
        550 StreamLogic Corp @*                                                0
                                                                              $0

RESTAURANTS --- 0.0%
     62,980 Advantica Restaurant Group Inc ^*                             60,965
                                                                         $60,965

TRANSPORTATION --- 0.1%
      2,822 Hvide Marine Inc (wts) # ^*                                    7,055
        625 Hvide Marine Inc (wts) ^*                                        938
     17,333 Hvide Marine Inc ^*                                          102,913
                                                                        $110,906

TOTAL COMMON STOCK --- 0.1%                                             $171,871
(Cost $1,720,988)

PREFERRED STOCK

CHEMICALS --- 0.0%
      1,000 EI du Pont de Nemours & Co                                    52,250
                                                                         $52,250

CONTAINERS --- 0.1%
      4,500 Owens-Illinois Inc                                           100,125
                                                                        $100,125

ELECTRIC COMPANIES --- 0.5%
      1,304 Entergy Louisiana Inc                                         57,702
        917 MDU Resources Group Inc #                                     79,898
      2,255 New York State Electric & Gas Corp                            87,945
      2,850 Niagara Mohawk Power Corp                                    171,889
        300 Northern States Power Co                                      14,081
     15,000 Southern California Edison Co*                               193,125
      5,000 Union Electric Co*                                           282,500
                                                                        $887,140

FINANCIAL SERVICES --- 0.1%
      6,000 Owens Corning Capital                                        143,250
                                                                        $143,250

GOLD, METALS & MINING --- 0.2%
     25,850 Bethlehem Steel Corp                                         374,825
                                                                        $374,825

INVESTMENT BANK/BROKERAGE FIRM --- 0.0%
      2,100 Prologis Trust*                                               43,050
                                                                         $43,050

OIL & GAS --- 1.1%
      3,750 Chesapeake Energy Corp*                                      240,000
     40,000 Weatherford International Inc                              1,840,000
                                                                      $2,080,000

REAL ESTATE --- 0.4%
      4,900 AMB Property Corp                                            103,513
      1,600 Archstone Communities Trust                                   36,500
      2,200 Centerpoint Properties Corp*                                  49,775
      8,300 Developers Diversified Realty Corp                           186,227
      6,500 Equity Residential Properties Trust Series G                 146,250
      6,600 Equity Residential Properties Trust Series L                 128,700
      5,000 Highwood Properties Inc                                       94,375
                                                                        $745,340

TELEPHONE & TELECOMMUNICATIONS --- 0.5%
      1,189 Adelphia Business Solutions Inc                            1,034,500
                                                                      $1,034,500

TRANSPORTATION --- 0.2%
     10,000 Coltec Cap Trust                                             400,000
                                                                        $400,000

TOTAL PREFERRED STOCK --- 3.0%                                        $5,860,480
(Cost $5,942,818)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 1.5%
  2,833,000 Associates Corp of North America                           2,831,916
                                                                      $2,831,916

TOTAL SHORT-TERM INVESTMENTS --- 1.5%                                 $2,831,916
(Cost $2,831,916)

TOTAL LOOMIS SAYLES CORPORATE BOND PORTFOLIO --- 100.0%             $194,027,386
(Cost $211,577,686)


The Maxim Series Fund

Loomis Sayles Small-Cap Value Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.0%
      8,500 Alliant Techsystems Inc*                                     573,215
      7,900 REMEC Inc*                                                   330,813
                                                                        $904,028

AGRICULTURE --- 1.0%
     35,600 Corn Products International Inc                              943,400
                                                                        $943,400

AIR FREIGHT --- 0.6%
     16,000 Atlas Air Inc*                                               574,000
                                                                        $574,000

BANKS --- 3.8%
     13,600 City National Corp                                           472,600
     36,300 Colonial BancGroup Inc                                       326,700
     11,970 Commerce Bancorp Inc                                         550,620
     26,350 Commercial Federal Corp                                      410,059
     22,300 First Midwest Bancorp Inc                                    518,475
     23,200 Hudson United Bancorp                                        520,538
     14,700 Wilmington Trust Corp                                        628,425
                                                                      $3,427,417

BIOTECHNOLOGY --- 1.3%
     31,500 IDEXX Laboratories Inc*                                      720,563
      3,200 Myriad Genetics Inc*                                         473,850
                                                                      $1,194,413

BROADCAST/MEDIA --- 1.8%
     14,000 Adelphia Communications Corp       Class A*                  656,250
     11,000 EW Scripps Co Class A*                                       541,750
     49,600 Regent Communications Inc*                                   426,213
                                                                      $1,624,213

CHEMICALS --- 4.4%
      9,700 Cabot Microelectronics Corp*                                 443,775
     16,800 Cytec Industries Inc*                                        414,742
      5,200 Dexter Corp                                                  249,600
     29,400 Ferro Corp                                                   617,400
     18,900 Great Lakes Chemical Corp                                    595,350
     30,700 IMC Global Inc                                               399,100
      8,100 OM Group Inc                                                 356,400
     25,200 Olin Corp                                                    415,800
     20,700 Spartech Corp                                                558,900
                                                                      $4,051,067

COMMUNICATIONS - EQUIPMENT --- 2.7%
     10,191 ADC Telecommunications Inc*                                  854,770
     21,500 CommScope Inc*                                               881,500
     20,800 Davox Corp*                                                  269,090
     14,600 Harris Corp                                                  478,150
                                                                      $2,483,510

COMPUTER HARDWARE & SYSTEMS --- 0.5%
     10,300 National Instruments Corp*                                   449,338
                                                                        $449,338

COMPUTER SOFTWARE & SERVICES --- 5.0%
     25,500 ACNielsen Corp*                                              561,000
     25,600 Complete Business Solutions Inc*                             449,587
      8,900 Great Plains Software Inc*                                   174,663
     11,200 Hyperion Solutions Corp*                                     363,294
     16,300 Investment Technology Group Inc*                             643,850
      6,000 NetRatings Inc*                                              153,750
     46,500 Per-Se Technologies Inc*                                     435,938
     24,000 Progress Software Corp*                                      430,488
     23,400 SunGard Data Systems Inc*                                    725,400
     15,100 Sybase Inc*                                                  347,300
      5,700 Xircom Inc*                                                  270,750
                                                                      $4,556,020

ELECTRIC COMPANIES --- 1.5%
     20,000 Alliant Energy Corp                                          520,000
      3,900 MDU Resources Group Inc*                                      84,338
     18,000 NSTAR                                                        732,366
                                                                      $1,336,704

ELECTRONIC INSTRUMENTS & EQUIP --- 6.8%
      8,100 C-COR.net Corp*                                              218,700
      8,300 DSP Group Inc*                                               464,800
     10,300 Harman International Industries Inc                          628,300
     11,600 Integrated Device Technology Inc*                            694,550
     21,900 Kent Electronics Corp*                                       652,883
      8,450 Microchip Technology Inc*                                    492,339
      4,900 SCI Systems Inc*                                             192,016
      6,800 SPX Corp*                                                    822,372
      6,440 Sanmina Corp*                                                550,620
     10,800 Tektronix Inc                                                799,200
     18,196 Vishay Intertechnology Inc*                                  690,302
                                                                      $6,206,082

ELECTRONICS - SEMICONDUCTOR --- 4.7%
     19,500 Actel Corp*                                                  889,688
     15,900 C-Cube Microsystems Inc*                                     312,038
     15,400 Dallas Semiconductor Corp                                    627,550
      8,400 DuPont Photomasks Inc*                                       575,400
     13,700 International Rectifier Corp*                                767,200
     17,200 Varian Semiconductor Equipment Associates Inc*             1,080,366
                                                                      $4,252,242

FINANCIAL SERVICES --- 1.8%
     28,900 AmeriCredit Corp*                                            491,300
     24,800 Astoria Financial Corp                                       638,600
     24,100 Heller Financial Inc                                         494,050
                                                                      $1,623,950

FOOD & BEVERAGES --- 2.3%
     14,700 International Multifoods Corp                                254,486
     44,200 Michael Foods Inc                                          1,082,900
     25,100 Pepsi Bottling Group Inc                                     732,594
                                                                      $2,069,980

GOLD, METALS & MINING --- 0.9%
     20,400 Newmont Mining Corp                                          441,150
     38,200 Worthington Industries Inc                                   401,100
                                                                        $842,250

HARDWARE & TOOLS --- 0.6%
     14,400 Scotts Co Class A*                                           525,600
                                                                        $525,600

HEALTH CARE RELATED --- 2.5%
     23,600 AmeriSource Health Corp Class A*                             731,600
     39,400 Health Management Associates Inc Class A*                    514,643
     31,500 Renal Care Group Inc*                                        770,270
      5,700 Trigon Healthcare Inc*                                       293,903
                                                                      $2,310,416

HEAVY TRUCKS & PARTS --- 0.9%
     23,100 Oshkosh Truck Corp                                           825,825
                                                                        $825,825

HOMEBUILDING --- 0.5%
     36,500 DR Horton Inc                                                495,013
                                                                        $495,013

INSURANCE RELATED --- 5.2%
     26,300 Annuity & Life Re Holdings Ltd                               644,350
     22,400 Arthur J Gallagher & Co                                      940,800
     15,100 CNA Surety Corp                                              180,249
     16,700 HSB Group Inc                                                519,788
     50,700 Old Republic International Corp                              836,550
     30,800 Protective Life Corp                                         820,050
     15,900 Radian Group Inc                                             822,825
                                                                      $4,764,612

INVESTMENT BANK/BROKERAGE FIRM --- 1.6%
     10,600 Affiliated Managers Group Inc*                               482,300
     17,300 American Capital Strategies Ltd*                             413,038
     16,600 Federated Investors Inc Class B                              582,029
                                                                      $1,477,367

MACHINERY --- 0.5%
     30,700 Milacron Inc                                                 445,150
                                                                        $445,150

MANUFACTURING --- 5.1%
     14,300 Astec Industries Inc*                                        362,863
     14,700 CTS Corp                                                     661,500
     25,200 CUNO Inc*                                                    582,750
     15,500 Crane Co                                                     376,836
     17,200 Diebold Inc                                                  479,450
     14,700 Dionex Corp*                                                 393,225
     23,300 Harsco Corp                                                  594,150
     21,000 Maverick Tube Corp*                                          611,625
     16,300 Pentair Inc                                                  578,650
                                                                      $4,641,049

MEDICAL PRODUCTS --- 4.3%
     29,400 Acuson Corp*                                                 396,900
     11,800 Beckman Coulter Inc                                          688,825
     28,525 CONMED Corp*                                                 738,084
     66,500 EndoSonics Corp*                                             374,063
     46,200 Respironics Inc*                                             831,600
     51,600 Steris Corp*                                                 457,950
     10,900 Varian Medical Systems Inc*                                  426,463
                                                                      $3,913,885

MISCELLANEOUS --- 0.2%
     14,300 Sensormatic Electronics Corp*                                226,112
                                                                        $226,112

OFFICE EQUIPMENT & SUPPLIES --- 1.1%
     17,100 HON Industries Inc                                           401,850
     18,700 United Stationers Inc*                                       605,413
                                                                      $1,007,263

OIL & GAS --- 3.7%
      8,500 New Jersey Resources Corp                                    323,527
     16,000 Patterson Energy Inc*                                        456,000
     24,300 Santa Fe International Corp                                  848,981
     50,700 Santa Fe Snyder Corp*                                        576,713
     16,800 Tidewater Inc                                                604,800
     21,200 Veritas DGC Inc*                                             551,200
                                                                      $3,361,221

PAPER & FOREST PRODUCTS --- 0.3%
      8,200 Chesapeake Corp                                              242,925
                                                                        $242,925

PHARMACEUTICALS --- 1.5%
     12,300 Medicis Pharmaceutical Corp Class A*                         701,100
     26,400 PathoGenesis Corp*                                           686,400
                                                                      $1,387,500

POLLUTION CONTROL --- 1.1%
     25,700 Republic Services Inc*                                       411,200
     25,675 Tetra Tech Inc*                                              587,316
                                                                        $998,516

PRINTING & PUBLISHING --- 1.4%
      8,000 Deluxe Corp                                                  188,496
      8,700 Harcourt General Inc                                         473,063
      6,900 Houghton Mifflin Co                                          322,140
     12,800 John Wiley & Sons Inc Class A                                288,000
                                                                      $1,271,699

REAL ESTATE --- 5.3%
     19,000 Avalonbay Communities Inc                                    793,250
     45,600 Liberty Property Trust REIT                                1,182,717
     43,936 MeriStar Hospitality Corp REIT                               922,656
     27,300 Pacific Gulf Properties Inc REIT                             684,193
     13,100 Prentiss Properties Trust REIT                               314,400
     38,800 Reckson Associates Realty Corp REIT                          921,500
                                                                      $4,818,716

RESTAURANTS --- 2.2%
     26,000 Ruby Tuesday Inc                                             326,612
     23,300 Sonic Corp*                                                  684,438
     55,100 Wendy's International Inc                                    981,441
                                                                      $1,992,491

RETAIL --- 1.9%
     52,900 Charming Shoppes Inc*                                        269,420
     35,000 Family Dollar Stores Inc                                     684,670
     17,200 Men's Wearhouse Inc*                                         383,766
     40,100 Pier 1 Imports Inc                                           390,975
                                                                      $1,728,831

SPECIALIZED SERVICES --- 6.5%
     22,000 ADVO Inc*                                                    924,000
     45,400 Burns International Services Corp*                           567,500
     36,400 Fossil Inc*                                                  707,507
     28,800 Harte-Hanks Inc                                              720,000
      5,300 Information Resources Inc*                                    20,866
     16,100 Manpower Inc                                                 515,200
     10,900 National Computer Systems Inc                                536,825
     11,300 National Service Industries Inc                              220,350
     55,300 RH Donnelley Corp*                                         1,071,438
     24,600 Viad Corp                                                    670,350
                                                                      $5,954,036

TELEPHONE & TELECOMMUNICATIONS --- 1.5%
     30,700 ITC DeltaCom Inc*                                            684,978
     13,800 Tekelec*                                                     664,981
                                                                      $1,349,959

TEXTILES --- 1.2%
     19,300 Liz Claiborne Inc                                            680,325
     19,900 Russell Corp                                                 398,000
                                                                      $1,078,325

TRANSPORTATION --- 2.2%
     25,600 GATX Corp                                                    870,400
     22,100 Newport News Shipbuilding Inc                                812,175
     13,500 USFreightways Corp                                           331,587
                                                                      $2,014,162

UTILITIES --- 1.4%
     18,800 AGL Resources Inc                                            299,616
     32,025 Vectren Corp                                                 552,431
     16,600 Washington Gas Light Co                                      399,429
                                                                      $1,251,476

WATER --- 0.5%
     16,000 American States Water Co                                     476,000
                                                                        $476,000

TOTAL COMMON STOCK --- 93.4%                                         $85,096,763
(Cost $74,999,885)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 6.6%
  3,181,000 Associates Corp of North America                           3,179,783
  2,200,000 Ford Motor Credit Co                                       2,197,972
    600,000 Ford Motor Credit Co                                         599,342
                                                                      $5,977,097

TOTAL SHORT-TERM INVESTMENTS --- 6.6%                                 $5,977,097
(Cost $5,977,097)

TOTAL LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100.0%             $91,073,860
(Cost $80,976,982)


The Maxim Series Fund

Money Market Portfolio

BONDS

AGENCY --- 3.0%
  5,000,000 Federal Home Loan Bank                                     5,000,000
            5.705% July 14, 2000
  5,000,000 Federal Home Loan Bank                                     5,000,000
            5.900% September 22, 2000
 10,000,000 Freddie Mac                                                9,883,219
            5.000% February 15, 2001
    260,000 Tennessee Valley Authority                                   259,823
            6.000% November 1, 2000
                                                                     $20,143,042

ASSET BACKED SECURITY --- 3.0%
 10,000,000 Copelco Capital Funding Corp (4)                          10,000,000
            Series 2000-A Class A2A
            6.649% March 19, 2001
 10,000,000 Peoplefirst.com                                           10,000,000
            Series 2000-1 Class A1
            6.713% July 15, 2001
                                                                     $20,000,000

FINANCIAL SERVICES --- 0.9%
  3,250,000 Household Finance Corp                                     3,254,535
            Senior Subordinated Notes
            9.625% July 15, 2000
  3,012,052 Huntington Auto Trust                                      3,012,052
            Series 2000-A Class A1
            6.316% April 15, 2001
                                                                      $6,266,587

FOREIGN BANKS --- 1.6%
 10,912,000 International Bank for Reconstruction & Development       10,781,056
            Senior Unsubordinated Notes
            5.500% February 2, 2001
                                                                     $10,781,056

INVESTMENT BANK/BROKERAGE FIRM --- 0.3%
  1,000,000 Bear Stearns Cos Inc (4)                                   1,011,317
            Notes
            6.829% December 18, 2000
  1,000,000 Lehman Brothers Inc                                        1,008,828
            Senior Subordinated Notes
            9.875% October 15, 2000
                                                                      $2,020,145

TOTAL BONDS --- 8.8%                                                 $59,210,830
(Cost $669,479,442)

SHORT-TERM INVESTMENTS

AUTOMOBILES --- 0.6%
  4,000,000 Toyota Motor Credit Corp                                   3,991,593
                                                                      $3,991,593

CHEMICALS --- 4.3%
  5,000,000 EI du Pont de Nemours & Co                                 4,982,000
 14,000,000 EI du Pont de Nemours & Co                                13,974,683
 10,000,000 EI du Pont de Nemours & Co                                 9,942,133
                                                                     $28,898,816

ELECTRIC COMPANIES --- 10.1%
 10,000,000 Duke Energy Corp                                           9,950,950
 22,000,000 Duke Energy Corp                                          21,960,271
  2,700,000 Pacific Gas & Electric Co                                  2,695,110
  3,100,000 Pacific Gas & Electric Co                                  3,093,263
  7,159,000 Pacific Gas & Electric Co                                  7,144,716
  3,870,000 South Carolina Electric & Gas                              3,860,804
  4,447,000 Southern California Edison Co                              4,386,852
 15,000,000 Southern California Edison Co                             14,828,208
                                                                     $67,920,174

ELECTRONIC INSTRUMENTS & EQUIP --- 0.7%
  5,000,000 Motorola Credit Corp                                       4,927,144
                                                                      $4,927,144

ELECTRONICS - SEMICONDUCTOR --- 1.5%
  2,868,000 Motorola Inc                                               2,825,475
  5,000,000 Motorola Inc                                               4,927,144
  2,000,000 Motorola Inc                                               1,980,714
                                                                      $9,733,333

FINANCIAL SERVICES --- 37.9%
  5,000,000 American Express Credit Corp                               4,962,815
 15,000,000 American Express Credit Corp                              14,970,117
  5,000,000 American Express Credit Corp                               4,983,725
  7,500,000 American General Finance Corp                              7,454,900
  6,520,000 Associates Corp of North America                           6,517,504
 10,000,000 Ciesco LP                                                  9,956,533
  5,000,000 Ciesco LP                                                  4,996,372
 10,000,000 Ciesco LP                                                 14,937,517
 10,600,000 Ford Motor Credit Co                                      10,536,453
  6,500,000 Ford Motor Credit Co                                       6,478,778
  1,900,000 Ford Motor Credit Co                                       1,901,801
 10,000,000 Halifax PLC                                                9,877,725
 12,000,000 Halifax PLC                                               11,956,533
 11,000,000 Halifax PLC                                               10,988,047
 15,000,000 Household Finance Corp                                    14,973,417
  9,000,000 International Lease Finance Co                             8,808,705
  8,000,000 International Lease Finance Co                             7,936,347
  3,000,000 PACCAR Financial Corp                                      2,998,920
  2,000,000 PACCAR Financial Corp                                      1,998,644
  4,000,000 PACCAR Financial Corp                                      3,976,093
  2,020,000 PACCAR Financial Corp                                      2,008,293
  2,000,000 PACCAR Financial Corp                                      1,986,598
 12,575,000 PACCAR Financial Corp                                     12,483,203
  2,900,000 PACCAR Financial Corp                                      2,890,005
  5,000,000 PACCAR Financial Corp                                      4,927,913
 15,000,000 Prudential Funding Corp                                   14,879,917
 10,000,000 Prudential Funding Corp                                    9,993,233
  8,000,000 Prudential Funding Corp                                    7,912,287
 10,000,000 Salomon Smith Barney Holdings                              9,823,733
  5,000,000 Salomon Smith Barney Holdings                              4,931,447
 10,000,000 Salomon Smith Barney Holdings                              9,919,700
  8,000,000 Salomon Smith Barney Holdings                              7,921,913
  3,000,000 TransAmerica Financial Corp                                2,997,554
                                                                    $253,886,742

FOOD & BEVERAGES --- 3.1%
 14,000,000 Campbell Soup Co                                          13,957,510
  7,000,000 HJ Heinz Co                                                6,977,110
    150,000 HJ Heinz Co                                                  149,700
                                                                     $21,084,320

FOREIGN BANKS --- 2.2%
  5,000,000 Bank of Nova Scotia                                        4,855,483
 10,000,000 Bank of Nova Scotia                                        9,879,183
                                                                     $14,734,666

INSURANCE RELATED --- 4.5%
 15,000,000 AIG Funding Inc                                           14,969,550
 15,000,000 Metlife Funding Inc                                       14,870,358
                                                                     $29,839,908

INVESTMENT BANK/BROKERAGE FIRM --- 16.0%
 15,000,000 American General Finance Corp                             14,989,133
 10,000,000 American General Finance Corp                              9,943,597
 10,000,000 Caisse Central Desjardins                                  9,885,472
  5,500,000 First Bank of South Dakota/US Bank NA (4)                  5,505,140
  6,000,000 KFW International Finance                                  5,905,543
 10,000,000 Merrill Lynch & Co Inc                                     9,945,250
 10,000,000 Merrill Lynch & Co Inc                                     9,947,214
 10,000,000 Merrill Lynch & Co Inc                                     9,956,667
 16,000,000 Morgan Stanley Dean Witter & Co                           15,953,422
  5,000,000 Morgan Stanley Dean Witter & Co                            4,946,672
 10,000,000 Morgan Stanley Dean Witter & Co                            9,843,289
                                                                    $106,821,399

SPECIALIZED SERVICES --- 1.5%
 10,000,000 Nestle Capital Corp                                        9,969,683
                                                                      $9,969,683

TELEPHONE & TELECOMMUNICATIONS --- 4.0%
  5,000,000 AT&T Corp                                                  4,927,803
 10,000,000 AT&T Corp                                                  9,828,189
 11,950,000 AT&T Corp                                                 11,804,229
                                                                     $26,560,221

TRANSPORTATION --- 4.8%
 15,000,000 DaimlerChrysler                                           14,972,225
  5,000,000 DaimlerChrysler                                            4,983,982
  5,000,000 DaimlerChrysler                                            4,956,792
  7,000,000 DaimlerChrysler                                            6,987,614
                                                                     $31,900,613

TOTAL SHORT-TERM INVESTMENTS --- 91.2%                              $610,268,612
(Cost )

TOTAL MONEY MARKET PORTFOLIO --- 100.0%                             $669,479,442
(Cost )


The Maxim Series Fund

Short-Term Maturity Bond Portfolio

BONDS

AGENCY --- 21.3%
 13,500,000 Fannie Mae                                                13,295,340
            Notes
            6.250% November 15, 2002
  4,000,000 Freddie Mac                                                3,940,640
            Notes
            6.250% October 15, 2002
 13,000,000 Freddie Mac                                               12,997,920
            Notes
            7.000% February 15, 2003
                                                                     $30,233,900

AUTO PARTS & EQUIPMENT --- 1.8%
  2,500,000 Magna International Inc                                    2,500,000
            Convertible
            5.000% October 15, 2002
                                                                      $2,500,000

BANKS --- 4.2%
  2,000,000 Bank One Corp                                              1,958,320
            Notes
            6.400% August 1, 2002
  2,000,000 Mercantile Safe Deposit & Trust                            1,997,600
            Deposit Notes
            7.400% April 3, 2002
  2,000,000 Wells Fargo & Co                                           1,971,380
            Notes
            6.500% September 3, 2002
                                                                      $5,927,300

BROADCAST/MEDIA --- 1.5%
  2,100,000 Media One Group Certficates (4)                            2,100,000
            Sets Trust 99-10
            6.250% August 27, 2001
                                                                      $2,100,000

ELECTRIC COMPANIES --- 17.4%
  2,000,000 Boston Edison Co                                           1,956,360
            Debentures
            6.800% March 15, 2003
  5,000,000 Hydro-Quebec                                               4,952,000
            Government Guaranteed Notes
            6.350% January 15, 2002
  2,500,000 Ohio Edison Co                                             2,516,875
            1st Mortgage
            8.250% April 1, 2002
  3,000,000 PP&L Inc                                                   2,968,920
            1st Mortgage
            6.125% May 1, 2001
  2,500,000 PSI Energy Inc                                             2,524,375
            1st Mortgage
            7.610% January 7, 2002
  3,000,000 Public Service Co of Colorado                              2,879,820
            Bonds
            6.000% April 15, 2003
  4,000,000 Sierra Pacific Power Co                                    3,917,120
            Notes
            5.470% December 17, 2001
  3,000,000 Washington Water Power Co                                  2,994,480
            1st Mortgage
            6.240% October 2, 2000
                                                                     $24,709,950

ELECTRONICS - SEMICONDUCTOR --- 1.4%
  2,000,000 Texas Instruments Inc                                      1,997,040
            Notes
            6.875% July 15, 2000
                                                                      $1,997,040

FINANCIAL SERVICES --- 22.5%
  2,500,000 AT&T Capital Corp                                          2,471,000
            Company Guaranteed Notes
            6.250% May 15, 2001
  3,000,000 Associates Corp of North America                           2,963,130
            Notes
            5.875% May 16, 2001
  2,000,000 Countrywide Funding Corp                                   1,994,340
            Company Guaranteed Notes
            6.430% October 23, 2000
  2,500,000 Finova Capital Corp                                        2,250,000
            Notes
            9.125% February 27, 2002
  2,500,000 Ford Motor Credit Co                                       2,460,375
            Senior Unsubordinated Notes
            6.500% February 28, 2002
  2,000,000 General Electric Capital Corp                              1,999,400
            Notes
            6.040% August 16, 2000
  3,000,000 General Motors Acceptance Corp                             2,912,190
            Notes
            5.350% December 7, 2001
  4,000,000 IBM Credit Corp                                            3,953,560
            Notes
            5.760% May 15, 2001
  3,000,000 International Lease Finance Corp                           2,910,600
            Notes
            5.400% January 22, 2002
  3,000,000 MBNA America Bank NA                                       2,949,900
            Notes
            6.080% August 10, 2001
  2,000,000 National Rural Utilities Corp                              2,000,000
            Notes
            6.260% July 10, 2000
  3,000,000 Sanwa Business Credit #                                    3,004,290
            Notes
            7.250% September 15, 2001
                                                                     $31,868,785

INSURANCE RELATED --- 3.2%
  2,000,000 Conseco Inc                                                1,520,000
            Notes
            6.400% June 15, 2001
  3,000,000 Travelers Property Casualty Corp                           2,991,390
            Notes
            6.750% April 15, 2001
                                                                      $4,511,390

INVESTMENT BANK/BROKERAGE FIRM --- 5.2%
  2,500,000 Lehman Brothers Inc                                        2,479,075
            Senior Subordinated Notes
            6.125% February 1, 2001
  3,000,000 Merrill Lynch & Co                                         2,924,040
            Notes
            5.730% February 26, 2002
  2,000,000 Morgan Stanley Dean Witter & Co                            2,026,820
            Notes
            8.100% June 24, 2002
                                                                      $7,429,935

MANUFACTURING --- 4.2%
  3,000,000 Cooper Industries Inc                                      2,971,200
            Notes
            5.640% February 15, 2001
  3,000,000 Tyco International Group SA                                2,953,710
            Company Guaranteed Notes
            6.125% June 15, 2001
                                                                      $5,924,910

OIL & GAS --- 2.2%
  7,000,000 Anadarko Petroleum Corp (3)                                3,157,000
            Zero Coupon
            0.000% March 7, 2020
                                                                      $3,157,000

RETAIL --- 2.7%
  4,000,000 Dillard's Inc Class A                                      3,831,120
            Notes
            6.170% August 1, 2001
                                                                      $3,831,120

SAVINGS & LOANS --- 2.1%
  3,000,000 Dime Bancorp Inc                                           2,969,310
            Senior Notes
            7.000% July 25, 2001
                                                                      $2,969,310

SPECIALIZED SERVICES --- 2.9%
  3,000,000 CUC International Inc/Cendant Corp                         3,000,000
            Convertible
            3.000% February 15, 2002
  1,200,000 Comdisco Inc                                               1,159,128
            Senior Notes
            7.250% September 1, 2002
                                                                      $4,159,128

TELEPHONE & TELECOMMUNICATIONS --- 2.9%
  1,635,000 Ameritech Capital Funding                                  1,622,738
            Company Guaranteed Notes
            5.650% January 15, 2001
  2,500,000 WorldCom Inc                                               2,464,900
            Senior Notes
            6.125% August 15, 2001
                                                                      $4,087,638

TOTAL BONDS --- 95.6%                                               $135,407,406
(Cost $137,470,710)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 4.4%
  6,285,000 Associates Corp of North America                           6,282,594
                                                                      $6,282,594

TOTAL SHORT-TERM INVESTMENTS --- 4.4%                                 $6,282,594
(Cost $6,282,594)

TOTAL SHORT-TERM MATURITY BOND PORTFOLIO --- 100.0%                 $141,690,000
(Cost $143,753,304)


The Maxim Series Fund

Stock Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.8%
      9,180 BF Goodrich Co                                               312,689
     77,876 Boeing Co                                                  3,256,151
     17,300 General Dynamics Corp                                        903,925
      4,000 Litton Industries Inc*                                       168,000
     34,382 Lockheed Martin Corp                                         853,086
      6,000 Northrop Grumman Corp                                        397,500
      2,150 Precision Castparts Corp                                      97,288
     29,200 Raytheon Co Class B                                          562,100
     16,100 Rockwell International Corp                                  507,150
        900 Sequa Corp Class A*                                           34,368
     40,290 United Technologies Corp                                   2,372,074
                                                                      $9,464,331

AGENCY --- 0.6%
     86,400 Fannie Mae (nonvtg)                                        4,508,957
     59,600 Freddie Mac                                                2,413,800
                                                                      $6,922,757

AGRICULTURE --- 0.0%
      2,400 Universal Corp                                                50,700
                                                                         $50,700

AIR FREIGHT --- 0.0%
      4,300 Airborne Freight Corp                                         81,429
      4,200 CNF Transportation Inc                                        95,550
                                                                        $176,979

AIRLINES --- 0.2%
     12,900 AMR Corp                                                     341,037
      2,300 Alaska Air Group Inc*                                         62,388
     10,500 Delta Air Lines Inc                                          530,901
     42,580 Southwest Airlines Co                                        806,337
      5,700 US Airways Group Inc*                                        222,300
                                                                      $1,962,963

AUTO PARTS & EQUIPMENT --- 0.2%
      7,700 ArvinMeritor Inc                                              99,363
      1,900 Bandag Inc                                                    46,075
      2,300 Borg-Warner Automotive Inc                                    80,788
      6,300 Cooper Tire & Rubber Co                                       70,088
     48,245 Delphi Automotive Systems Corp                               702,544
      6,000 Federal-Mogul Corp                                            57,372
     15,375 Genuine Parts Co                                             307,500
     13,500 Goodyear Tire & Rubber Co                                    270,000
      5,800 Lear Corp*                                                   116,000
      2,600 Modine Manufacturing Co                                       70,200
      2,300 Superior Industries International Inc                         59,225
     13,535 Visteon Corp*                                                164,113
                                                                      $2,043,268

AUTOMOBILES --- 0.4%
    103,400 Ford Motor Co                                              4,446,200
                                                                      $4,446,200

BANKS --- 4.3%
     33,800 AmSouth Bancorp                                              532,350
      6,075 Associated Banc-Corp                                         132,508
     30,000 BB&T Corp                                                    716,250
     98,347 Bank One Corp                                              2,612,293
    142,158 Bank of America Corp                                       6,112,794
     63,500 Bank of New York Co Inc                                    2,952,750
     12,700 Banknorth Group Inc*                                         194,462
    106,188 Chase Manhattan Corp                                       4,891,232
      4,100 City National Corp                                           142,475
     13,450 Comerica Inc                                                 603,569
     10,400 Compass Bancshares Inc                                       177,445
     26,625 Fifth Third Bancorp                                        1,684,031
     16,912 First Security Corp                                          229,361
     11,200 First Tennessee National Corp                                185,494
     84,100 First Union Corp                                           2,086,689
      4,250 First Virginia Banks Inc                                     147,951
      7,700 FirstMerit Corp                                              164,588
     83,240 Firstar Corp                                               1,753,201
     77,348 FleetBoston Financial Corp                                 2,629,832
     13,800 Hibernia Corp                                                150,075
     18,987 Huntington Bancshares Inc                                    300,222
     13,900 JP Morgan & Co Inc                                         1,530,738
     37,304 KeyCorp                                                      657,483
      4,300 Keystone Financial Inc                                        91,375
      8,900 Marshall & Ilsley Corp                                       369,350
     42,112 Mellon Financial Corp                                      1,534,435
      5,900 Mercantile Bankshares Corp                                   175,891
     51,940 National City Corp                                           886,200
     12,800 National Commerce Bancorp                                    278,877
     14,850 North Fork Bancorp Inc                                       224,606
     19,200 Northern Trust Corp                                        1,249,190
     11,977 Old Kent Financial Corp                                      320,394
     24,900 PNC Financial Services Group                               1,167,188
      6,900 Pacific Century Financial Corp                               100,913
      4,200 Provident Financial Group Inc                                100,010
     19,000 Regions Financial Corp                                       377,625
     14,512 SouthTrust Corp                                              328,334
     13,900 State Street Corp                                          1,474,262
     15,150 Summit Bancorp                                               373,069
     25,876 SunTrust Banks Inc                                         1,182,197
     24,300 Synovus Financial Corp                                       428,288
      6,900 TCF Financial Corp                                           177,240
     64,473 US Bancorp                                                 1,241,105
     11,600 Union Planters Corp                                          324,069
     17,433 Wachovia Corp                                                945,740
    138,200 Wells Fargo & Co                                           5,355,250
      3,300 Westamerica Bancorp                                           86,213
      2,800 Wilmington Trust Corp                                        119,700
      7,400 Zions Bancorp                                                339,586
                                                                     $49,838,900

BIOTECHNOLOGY --- 0.3%
     15,400 Chiron Corp*                                                 731,500
      7,300 Genzyme Corp*                                                433,890
      3,900 Gilead Sciences Inc*                                         277,388
      3,900 IDEC Pharmaceuticals Corp*                                   457,517
      2,800 Incyte Genomics Inc*                                         230,124
      7,900 Millennium Pharmaceuticals Inc*                              883,813
                                                                      $3,014,232

BROADCAST/MEDIA --- 0.8%
      3,063 Chris-Craft Industries Inc*                                  202,348
     29,200 Clear Channel Communications Inc*                          2,190,000
     77,000 Comcast Corp Class A*                                      3,118,500
     45,900 General Motors Corp Class H                                2,665,046
      4,600 Hispanic Broadcasting Corp*                                  152,375
      8,900 Univision Communications Inc         Class A*                921,150
      9,700 Westwood One Inc*                                            331,013
                                                                      $9,580,432

BUILDING MATERIALS --- 0.2%
      2,425 Granite Construction Inc                                      59,413
      4,100 Martin Marietta Materials Inc                                165,792
     38,600 Masco Corp                                                   697,193
      4,800 Owens Corning                                                 44,400
      5,000 Quanta Services Inc*                                         275,000
     14,000 Sherwin-Williams Co                                          296,618
      3,100 Southdown Inc                                                179,025
      4,000 USG Corp                                                     121,500
      8,700 Vulcan Materials Co                                          371,377
                                                                      $2,210,318

CHEMICALS --- 1.1%
      2,675 A Schulman Inc                                                32,266
     19,800 Air Products & Chemicals Inc                                 610,078
      6,100 Airgas Inc*                                                   34,691
      4,050 Albemarle Corp                                                79,988
      9,700 Avery Dennison Corp                                          651,113
      5,800 Cabot Corp                                                   158,050
      9,698 Crompton Corp                                                118,801
      3,600 Cytec Industries Inc*                                         88,873
      2,000 Dexter Corp                                                   96,000
     57,200 Dow Chemical Co                                            1,726,696
     90,007 EI du Pont de Nemours & Co                                 3,937,806
      6,700 Eastman Chemical Co                                          319,925
     11,000 Engelhard Corp                                               187,682
      7,300 Ethyl Corp                                                    18,250
      2,700 FMC Corp*                                                    156,600
      3,100 Ferro Corp                                                    65,100
      2,700 Georgia Gulf Corp                                             56,192
      4,800 Great Lakes Chemical Corp                                    151,200
      1,300 HB Fuller Co                                                  59,231
      9,300 Hercules Inc                                                 130,777
      9,900 IMC Global Inc                                               128,700
      4,700 Lubrizol Corp                                                 98,700
     10,100 Lyondell Chemical Co                                         169,175
      4,300 MA Hanna Co                                                   38,700
      1,800 Minerals Technologies Inc                                     82,800
      3,900 Olin Corp                                                     64,350
     15,000 PPG Industries Inc                                           664,680
     13,700 Praxair Inc                                                  512,887
      9,081 RPM Inc                                                       91,945
     18,604 Rohm & Haas Co                                               641,838
      7,300 Sigma-Aldrich Corp                                           213,525
      9,480 Solutia Inc                                                  130,350
     11,600 Union Carbide Corp                                           574,200
      3,700 Valspar Corp*                                                124,875
      5,700 WR Grace & Co*                                                69,113
                                                                     $12,285,157

COMMUNICATIONS - EQUIPMENT --- 8.2%
     30,150 3Com Corp*                                                 1,737,394
     29,000 ADC Telecommunications Inc*                                2,432,375
      3,400 ADTRAN Inc*                                                  203,575
      3,300 ANTEC Corp*                                                  137,155
      6,937 Andrew Corp*                                                 232,820
     15,700 Cabletron Systems Inc*                                       396,425
    597,100 Cisco Systems Inc*                                        37,952,870
      4,400 CommScope Inc*                                               180,400
     13,200 Comverse Technology Inc*                                   1,227,600
     23,800 Corning Inc                                                6,423,025
      6,000 Harris Corp                                                  196,500
      2,838 L-3 Communications Holdings Inc*                             161,942
    279,528 Lucent Technologies Inc                                   16,562,034
     26,300 Network Appliance Inc*                                     2,117,150
    254,288 Nortel Networks Corp                                      17,355,156
      3,100 Polycom Inc*                                                 291,688
     63,700 QUALCOMM Inc*                                              3,822,000
      3,700 Sawtek Inc*                                                  212,979
     13,700 Scientific-Atlanta Inc                                     1,020,650
     35,200 Tellabs Inc*                                               2,408,982
                                                                     $95,072,720

COMPUTER HARDWARE & SYSTEMS --- 6.5%
     28,000 Apple Computer Inc*                                        1,466,500
    145,717 Compaq Computer Corp                                       3,724,818
    221,100 Dell Computer Corp*                                       10,902,883
    186,274 EMC Corp*                                                 14,331,363
     27,700 Gateway Inc*                                               1,571,975
     85,826 Hewlett-Packard Co                                        10,717,522
    152,106 International Business Machines Corp                      16,665,038
     11,100 Lexmark International Group Inc      Class A*                746,475
      5,600 Mentor Graphics Corp*                                        111,300
      8,331 NCR Corp*                                                    324,384
     13,800 Quantum Corp-DLT & Storage Systems*                          133,681
     19,540 Seagate Technology Inc*                                    1,074,700
      8,700 Storage Technology Corp*                                      95,152
    136,200 Sun Microsystems Inc*                                     12,385,619
     26,800 Unisys Corp*                                                 390,262
                                                                     $74,641,672

COMPUTER SOFTWARE & SERVICES --- 8.9%
      4,966 ACNielsen Corp*                                              109,252
     10,300 Adobe Systems Inc                                          1,339,000
      4,300 Affiliated Computer Services Inc      Class A*               142,167
    197,200 America Online Inc*                                       10,402,300
      5,000 Autodesk Inc                                                 173,435
     53,800 Automatic Data Processing Inc                              2,881,636
     21,100 BMC Software Inc*                                            769,812
     21,150 Cadence Design Systems Inc*                                  430,931
      5,400 Cambridge Technology Partners Inc*                            47,077
     12,500 Ceridian Corp*                                               300,775
     15,900 Citrix Systems Inc*                                          301,098
     13,150 Comdisco Inc                                                 293,403
     50,681 Computer Associates International Inc                      2,594,208
     14,400 Computer Sciences Corp*                                    1,075,493
     31,100 Compuware Corp*                                              322,663
      5,600 Electronic Arts Inc*                                         408,447
     39,900 Electronic Data Systems Corp                               1,645,875
     12,200 Equifax Inc                                                  320,250
     35,294 First Data Corp                                            1,751,465
      7,662 Gartner Group Inc Class B*                                    75,662
     24,100 Informix Corp*                                               179,232
     17,400 Intuit Inc*                                                  719,925
      2,700 Investment Technology Group Inc*                             106,650
      6,200 Keane Inc*                                                   134,075
      7,500 Legato Systems Inc*                                          113,438
      4,300 Macromedia Inc*                                              415,754
     12,700 MarchFirst Inc*                                              231,775
      6,900 Mercury Interactive Corp*                                    667,575
    451,700 Microsoft Corp*                                           36,136,000
     11,999 Network Associates Inc*                                      244,480
     28,300 Novell Inc*                                                  261,775
    243,674 Oracle Corp*                                              20,483,724
     23,700 Parametric Technology Corp*                                  260,700
     31,946 Paychex Inc                                                1,341,732
     23,700 PeopleSoft Inc*                                              396,975
        504 Per-Se Technologies Inc (wts) @*                                   0
      3,100 Policy Management Systems Corp*                               47,663
      7,700 Rational Software Corp*                                      715,615
     11,133 Sabre Holdings Corp                                          317,291
      5,100 Sapient Corp*                                                545,379
      2,300 Shared Medical Systems Corp                                  167,755
     17,200 Siebel Systems Inc*                                        2,813,266
      3,100 Structural Dynamics Research Corp*                            46,692
     11,300 SunGard Data Systems Inc*                                    350,300
      7,700 Sybase Inc*                                                  177,100
      3,700 Sykes Enterprises Inc*                                        47,638
      5,150 Symantec Corp*                                               277,776
      6,100 Synopsys Inc*                                                210,828
      4,400 Titan Corp*                                                  196,900
      2,900 Transaction Systems Architects Inc Class A*                   49,663
     33,600 VERITAS Software Corp*                                     3,797,304
     46,700 Yahoo! Inc*                                                5,784,963
                                                                    $102,624,892

CONGLOMERATES --- 0.1%
     12,300 Textron Inc                                                  668,038
                                                                        $668,038

CONTAINERS --- 0.1%
      2,600 Ball Corp                                                     83,686
      4,600 Bemis Co Inc                                                 154,675
     10,900 Crown Cork & Seal Co Inc                                     163,500
     12,500 Owens-Illinois Inc*                                          146,088
     14,500 Pactiv Corp*                                                 114,188
      4,400 Temple-Inland Inc                                            184,800
                                                                        $846,937

COSMETICS & PERSONAL CARE --- 0.4%
      4,800 Alberto-Culver Co Class B                                    146,698
     20,300 Avon Products Inc                                            903,350
     89,500 Gillette Co                                                3,126,862
      8,800 International Flavors & Fragrances Inc                       265,646
                                                                      $4,442,556

DISTRIBUTORS --- 0.3%
     23,570 Cardinal Health Inc                                        1,744,180
     24,269 McKesson HBOC Inc                                            508,120
     11,200 SUPERVALU Inc                                                213,494
     28,600 SYSCO Corp                                                 1,204,775
                                                                      $3,670,569

ELECTRIC COMPANIES --- 1.8%
      9,500 Allegheny Energy Inc                                         260,063
      6,846 Alliant Energy Corp                                          177,996
     11,800 Ameren Corp                                                  398,250
     27,680 American Electric Power Co Inc                               820,020
      1,900 Black Hills Corp                                              42,868
      2,800 CMP Group Inc                                                 82,074
      9,400 CMS Energy Corp                                              207,975
     13,800 CP&L Energy Inc                                              440,731
     13,693 Cinergy Corp                                                 348,309
      2,000 Cleco Corp                                                    67,000
      7,725 Conectiv Inc                                                 120,216
     18,100 Consolidated Edison Inc                                      536,213
     12,900 Constellation Energy Group                                   420,050
     11,274 DPL Inc                                                      247,318
      5,800 DQE Inc                                                      229,100
     12,200 DTE Energy Co                                                372,856
     20,468 Dominion Resources Inc                                       877,566
     31,638 Duke Energy Corp                                           1,783,592
     28,500 Edison International                                         584,250
     10,700 Energy East Corp                                             203,963
     19,700 Entergy Corp                                                 535,584
     15,200 FPL Group Inc                                                752,400
     19,799 FirstEnergy Corp                                             462,802
      8,500 Florida Progress Corp                                        398,438
     10,600 GPU Inc                                                      286,857
      2,800 Hawaiian Electric Industries Inc                              91,874
      3,300 IDACORP Inc                                                  106,425
      7,400 IPALCO Enterprises Inc                                       148,925
      5,400 Kansas City Power & Light Co                                 121,500
     11,200 LG&E Energy Corp                                             267,400
      6,400 Minnesota Power Inc                                          110,797
      9,000 Montana Power Co                                             317,808
      4,800 NSTAR                                                        195,298
     10,080 New Century Energies Inc                                     302,400
     10,300 NiSource Inc                                                 191,838
     14,700 Niagara Mohawk Holdings Inc*                                 204,874
     12,800 Northeast Utilities                                          278,400
     13,500 Northern States Power Co                                     272,525
      6,700 OGE Energy Corp                                              123,950
     14,500 PECO Energy Co                                               584,524
     33,153 PG&E Corp                                                    816,393
     12,446 PPL Corp                                                     273,028
      7,300 Pinnacle West Capital Corp                                   247,288
     10,200 Potomac Electric Power Co                                    255,000
      3,300 Public Service Co of New Mexico                               50,942
     18,500 Public Service Enterprise Group Inc                          640,563
      7,400 Puget Sound Energy Inc                                       157,709
     25,467 Reliant Energy Inc                                           752,855
      9,050 Scana Corp                                                   218,331
      6,800 Sierra Pacific Resources                                      85,422
     55,600 Southern Co                                                1,296,147
     22,575 TXU Corp                                                     665,963
     10,700 Teco Energy Inc                                              214,663
     15,200 Unicom Corp                                                  588,042
      8,100 UtiliCorp United Inc                                         160,988
     10,400 Wisconsin Energy Corp                                        206,045
                                                                     $20,604,408

ELECTRONIC INSTRUMENTS & EQUIP --- 5.6%
     39,009 Agilent Technologies Inc*                                  2,876,914
     16,700 American Power Conversion Corp*                              681,560
      8,300 Arrow Electronics Inc*                                       257,300
     19,100 Atmel Corp*                                                  704,313
      3,800 Avnet Inc                                                    225,150
      4,900 Burr-Brown Corp*                                             424,766
      5,700 Cirrus Logic Inc*                                             91,200
      8,100 Cooper Industries Inc                                        263,752
     10,300 Cypress Semiconductor Corp*                                  435,175
     36,600 Emerson Electric Co                                        2,209,725
    849,200 General Electric Co                                       45,007,548
      5,300 Hubbell Inc Class B                                          135,150
      8,100 Integrated Device Technology Inc*                            484,988
      2,100 MagneTek Inc*                                                 16,800
      7,400 Micrel Inc*                                                  321,434
      6,800 Microchip Technology Inc*                                    396,202
     16,885 Molex Inc                                                    812,591
      5,400 NVIDIA Corp*                                                 343,235
      4,300 PerkinElmer Inc                                              284,338
      6,400 QLogic Corp*                                                 422,797
     12,500 SCI Systems Inc*                                             489,838
      2,799 SPX Corp*                                                    338,503
     12,800 Sanmina Corp*                                              1,094,400
      2,800 Semtech Corp*                                                214,155
     51,200 Solectron Corp*                                            2,144,000
      4,200 Tektronix Inc                                                310,800
      5,000 Thomas & Betts Corp                                           95,625
      3,500 TranSwitch Corp*                                             270,155
      3,300 TriQuint Semiconductor Inc*                                  315,767
     11,813 Vishay Intertechnology Inc*                                  448,150
     16,100 Vitesse Semiconductor Corp*                                1,184,348
      8,100 WW Grainger Inc                                              249,577
      5,500 Waters Corp*                                                 686,466
                                                                     $64,236,722

ELECTRONICS - SEMICONDUCTOR --- 7.0%
      9,000 Adaptec Inc*                                                 204,750
     13,200 Advanced Micro Devices Inc*                                1,019,700
     17,200 Altera Corp*                                               1,753,316
     30,432 Analog Devices Inc*                                        2,312,832
     69,400 Applied Materials Inc*                                     6,289,375
     18,712 Conexant Systems Inc*                                        909,871
    287,400 Intel Corp                                                38,421,644
     16,000 KLA-Tencor Corp*                                             936,992
     26,400 LSI Logic Corp*                                            1,428,900
     26,800 Linear Technology Corp                                     1,713,512
     24,300 Maxim Integrated Products Inc*                             1,650,869
     47,700 Micron Technology Inc*                                     4,200,557
    184,775 Motorola Inc                                               5,369,931
     15,200 National Semiconductor Corp*                                 862,600
     11,300 Novellus Systems Inc*                                        639,151
     14,900 Teradyne Inc*                                              1,095,150
    140,500 Texas Instruments Inc                                      9,650,524
     27,700 Xilinx Inc*                                                2,286,967
                                                                     $80,746,641

ENGINEERING & CONSTRUCTION --- 0.0%
      6,600 Fluor Corp                                                   208,725
                                                                        $208,725

FINANCIAL SERVICES --- 3.5%
     22,924 AFLAC Inc                                                  1,053,060
      6,000 Ambac Financial Group Inc                                    328,872
    114,600 American Express Co                                        5,973,525
     21,321 American General Corp                                      1,300,581
     62,488 Associates First Capital Corp Class A                      1,394,232
      4,400 Astoria Financial Corp                                       113,300
    289,562 Citigroup Inc                                             17,446,111
      9,600 Dime Bancorp Inc                                             151,200
      5,300 Finova Group Inc                                              68,900
     20,850 Franklin Resources Inc                                       633,319
      8,800 GreenPoint Financial Corp                                    165,000
      8,600 MBIA Inc                                                     414,408
     68,727 MBNA Corp                                                  1,864,220
     97,062 Morgan Stanley Dean Witter & Co                            8,080,412
      2,200 NCO Group Inc*                                                50,875
      3,850 PMI Group Inc                                                182,875
     13,400 SLM Holding Corp                                             501,656
     19,400 Sovereign Bancorp Inc                                        136,401
     10,400 T Rowe Price Associates Inc                                  442,000
      4,600 Webster Financial Corp                                       102,060
                                                                     $40,403,007

FOOD & BEVERAGES --- 3.2%
      3,200 Adolph Coors Co Class B                                      193,600
     38,700 Anheuser-Busch Cos Inc                                     2,890,387
     23,500 Bestfoods                                                  1,627,375
      3,100 Bob Evans Farms Inc                                           46,305
      5,900 Brown-Forman Corp Class B                                    317,125
     36,200 Campbell Soup Co                                           1,054,325
    212,400 Coca-Cola Co                                              12,199,619
     36,000 Coca-Cola Enterprises Inc                                    587,232
     42,200 ConAgra Inc                                                  804,416
      3,200 Dean Foods Co                                                101,398
      4,900 Dole Food Co Inc                                              68,600
      2,500 Dreyer's Grand Ice Cream Inc                                  52,500
      8,675 Flowers Industries Inc                                       172,953
     25,000 General Mills Inc                                            956,250
     30,200 HJ Heinz Co                                                1,321,250
     11,900 Hershey Foods Corp                                           577,150
     12,300 Hormel Foods Corp                                            206,788
      9,200 IBP Inc                                                      142,020
      1,700 International Multifoods Corp                                 29,430
      5,600 Interstate Bakeries Corp                                      78,400
      2,500 JM Smucker Co Class A                                         48,125
     34,900 Kellogg Co                                                 1,038,275
      2,600 Lance Inc                                                     23,400
      5,800 McCormick & Co Inc (nonvtg)                                  188,500
     28,100 Nabisco Group Holdings Corp                                  728,830
    123,600 PepsiCo Inc                                                5,492,413
     11,200 Quaker Oats Co                                               841,400
     26,400 Ralston-Ralston Purina Group                                 526,337
     74,600 Sara Lee Corp                                              1,440,675
      2,400 Suiza Foods Corp*                                            117,300
     19,550 Tyson Foods Inc Class A                                      171,063
     49,239 Unilever NV NY Shrs                                        2,117,277
      4,400 Universal Foods Corp                                          81,400
     11,600 Whitman Corp                                                 143,550
      9,700 Wm Wrigley Jr Co                                             777,814
                                                                     $37,163,482

GOLD, METALS & MINING --- 0.5%
      9,600 AK Steel Holding Corp                                         76,800
     18,900 Alcan Aluminium Ltd                                          585,900
     74,220 Alcoa Inc                                                  2,152,380
      7,175 Allegheny Technologies Inc                                   129,150
     34,016 Barrick Gold Corp                                            618,649
     11,350 Bethlehem Steel Corp*                                         40,429
      1,900 Carpenter Technology Corp                                     40,138
      1,000 Cleveland-Cliffs Inc                                          25,812
     13,694 Freeport-McMoRan Copper & Gold Inc Class B*                  126,670
     22,400 Homestake Mining Co                                          154,000
     15,550 Inco Ltd*                                                    239,081
        600 Maxxam Inc*                                                   10,650
     14,424 Newmont Mining Corp                                          311,919
      7,200 Nucor Corp                                                   238,946
      6,670 Phelps Dodge Corp                                            248,037
     28,200 Placer Dome Inc                                              269,648
      2,188 Ryerson Tull Inc                                              22,701
      3,900 UCAR International Inc*                                       50,942
      7,600 USX-US Steel Group                                           141,071
      7,350 Worthington Industries Inc                                    77,175
                                                                      $5,560,098

HARDWARE & TOOLS --- 0.1%
      7,500 Black & Decker Corp                                          294,840
      5,100 Snap-on Inc                                                  135,788
      7,700 Stanley Works                                                182,875
                                                                        $613,503

HEALTH CARE RELATED --- 4.5%
      8,900 ALZA Corp*                                                   526,213
    133,000 Abbott Laboratories                                        5,926,746
     12,052 Aetna Inc                                                    773,582
     11,300 Allergan Inc                                                 841,850
    111,900 American Home Products Corp                                6,574,125
     88,200 Amgen Inc*                                                 6,196,050
      4,500 Apria Healthcare Group Inc*                                   55,125
     11,600 Bergen Brunswig Corp Class A                                  63,800
      8,700 Beverly Enterprises Inc*                                      24,464
     12,700 Biogen Inc*                                                  819,150
    169,300 Bristol-Myers Squibb Co                                    9,861,725
      5,075 Covance Inc*                                                  44,721
      3,300 Express Scripts Inc Class A*                                 205,013
      4,200 First Health Group Corp*                                     137,810
     10,570 Foundation Health Systems Inc      Class A*                  137,410
     47,763 HCA - The Healthcare Co                                    1,450,801
     33,004 HEALTHSOUTH Corp*                                            237,200
     21,450 Health Management Associates Inc Class A*                    280,180
     14,400 Humana Inc*                                                   70,200
    119,283 Johnson & Johnson                                         12,151,956
      4,700 Lincare Holdings Inc*                                        115,738
      5,900 Mallinckrodt Inc                                             256,278
      8,850 Manor Care Inc*                                               61,950
     18,000 MedImmune Inc*                                             1,332,000
      8,000 Omnicare Inc                                                  72,496
      7,100 Oxford Health Plans Inc*                                     169,065
      6,200 PSS World Medical Inc*                                        41,652
      2,991 PacifiCare Health Systems Inc*                               180,019
      3,700 Quest Diagnostics Inc*                                       276,575
      9,900 Quintiles Transnational Corp*                                139,838
      6,200 Quorum Health Group Inc*                                      63,934
     26,900 Tenet Healthcare Corp                                        726,300
      3,400 Trigon Healthcare Inc*                                       175,311
     13,850 UnitedHealth Group Inc                                     1,187,638
      5,500 Wellpoint Health Networks Inc*                               398,404
                                                                     $51,575,319

HEAVY TRUCKS & PARTS --- 0.1%
      3,600 Cummins Engine Co Inc                                         98,100
     13,061 Dana Corp                                                    276,723
      6,300 Eaton Corp                                                   422,100
      5,490 Navistar International Corp*                                 170,530
      6,740 PACCAR Inc                                                   267,490
                                                                      $1,234,943

HOMEBUILDING --- 0.0%
      5,100 Centex Corp                                                  119,850
     12,020 Clayton Homes Inc                                             96,160
      4,200 Kaufman & Broad Home Corp                                     83,210
      3,500 Pulte Corp                                                    75,688
                                                                        $374,908

HOTELS/MOTELS --- 0.2%
     51,800 Carnival Corp                                              1,010,100
     10,450 Harrah's Entertainment Inc*                                  218,792
     31,539 Hilton Hotels Corp                                           295,678
     20,550 Marriott International Inc Class A                           741,074
                                                                      $2,265,644

HOUSEHOLD GOODS --- 1.3%
      3,500 Armstrong Holdings Inc                                        53,592
     20,082 Clorox Co                                                    899,915
     49,400 Colgate-Palmolive Co                                       2,957,825
     17,600 Fort James Corp                                              407,000
     13,500 Fortune Brands Inc                                           311,337
     47,880 Kimberly-Clark Corp                                        2,747,115
     16,900 Leggett & Platt Inc                                          278,850
      6,700 Maytag Corp                                                  247,063
     22,815 Newell Rubbermaid Inc                                        587,486
    112,200 Procter & Gamble Co                                        6,423,450
      5,000 Tupperware Corp                                              110,000
      6,400 Whirlpool Corp                                               298,400
                                                                     $15,322,033

INDEPENDENT POWER PRODUCTS --- 0.1%
     11,000 Calpine Corp*                                                723,250
                                                                        $723,250

INSURANCE RELATED --- 2.6%
      4,700 Allmerica Financial Corp                                     246,163
     63,840 Allstate Corp                                              1,420,440
      5,100 American Financial Group Inc                                 126,541
    132,211 American International Group Inc                          15,534,793
     22,075 Aon Corp                                                     685,694
     13,900 CIGNA Corp                                                 1,299,650
     15,200 Chubb Corp                                                   934,800
     13,700 Cincinnati Financial Corp                                    430,687
     27,914 Conseco Inc                                                  272,162
      4,000 Everst Re Group Ltd                                          131,500
      2,550 HSB Group Inc                                                 79,369
     18,400 Hartford Financial Services Group Inc                      1,029,241
      3,600 Horace Mann Educators Corp                                    54,000
      9,000 Jefferson-Pilot Corp                                         507,933
     16,400 Lincoln National Corp                                        592,450
      8,400 Loews Corp                                                   504,000
      9,100 MGIC Investment Corp                                         414,050
     23,200 Marsh & McLennan Cos Inc                                   2,422,938
      5,300 Ohio Casualty Corp                                            56,313
     10,100 Old Republic International Corp                              166,650
      6,350 Progressive Corp                                             469,900
      5,600 Protective Life Corp                                         149,100
      7,700 ReliaStar Financial Corp                                     403,765
     10,900 SAFECO Corp                                                  216,638
     18,148 St Paul Cos Inc                                              619,301
     10,900 Torchmark Corp                                               269,088
      6,100 Unitrin Inc                                                  179,188
     20,652 UnumProvident Corp                                           414,320
                                                                     $29,630,674

INVESTMENT BANK/BROKERAGE FIRM --- 0.9%
      7,725 AG Edwards Inc                                               301,275
      9,399 Bear Stearns Cos Inc                                         391,233
    116,911 Charles Schwab Corp                                        3,931,132
     25,100 E*TRADE Group Inc*                                           414,150
      5,400 Legg Mason Inc                                               270,000
     10,400 Lehman Brothers Holdings Inc                                 983,445
     33,300 Merrill Lynch & Co Inc                                     3,829,500
     12,550 Paine Webber Group Inc                                       571,025
      7,100 Waddell & Reed Financial Class A                             232,965
                                                                     $10,924,725

LEISURE & ENTERTAINMENT --- 2.5%
      7,500 Brunswick Corp                                               124,215
      6,600 Callaway Golf Co                                             107,659
      3,000 GTECH Holdings Corp*                                          68,061
     26,100 Harley-Davidson Inc                                        1,004,850
      6,100 International Game Technology*                               161,650
      4,600 International Speedway Corp Class A                          190,325
      7,800 Mandalay Resort Group*                                       156,000
     26,000 Park Place Entertainment Corp*                               316,862
      6,800 Premier Parks Inc*                                           154,700
     37,500 Seagram Co Ltd                                             2,175,000
    113,000 Time Warner Inc                                            8,588,000
    130,825 Viacom Inc Class B*                                        8,920,564
    178,490 Walt Disney Co                                             6,927,554
                                                                     $28,895,440

MACHINERY --- 0.2%
      2,000 Briggs & Stratton Corp                                        68,500
     29,900 Caterpillar Inc                                            1,012,863
     20,200 Deere & Co                                                   747,400
     13,850 Ingersoll-Rand Co                                            557,463
     13,325 Thermo Electron Corp*                                        280,651
      5,300 Timken Co                                                     98,713
                                                                      $2,765,590

MANUFACTURING --- 1.5%
      5,200 AGCO Corp                                                     63,700
      2,636 Albany International Corp Class A*                            38,222
      6,100 American Standard Cos Inc*                                   250,100
      2,850 Ametek Inc                                                    49,875
      2,600 Carlisle Cos Inc                                             117,000
      5,100 Crane Co                                                     123,991
     12,300 Danaher Corp                                                 608,075
      6,112 Diebold Inc                                                  170,372
      4,000 Donaldson Co Inc                                              79,000
     17,600 Dover Corp                                                   713,891
      4,033 Federal Signal Corp                                           66,545
      3,300 Flowserve Corp                                                49,705
      4,300 Furniture Brands International Inc*                           65,038
      3,500 Harsco Corp                                                   89,250
      5,400 Hillenbrand Industries Inc                                   169,085
     68,512 Honeywell International Inc                                2,307,964
      7,600 ITT Industries Inc                                           230,850
     25,883 Illinois Tool Works Inc                                    1,475,331
      3,190 Imation Corp*                                                 93,706
     16,300 Jabil Circuit Inc*                                           808,888
      7,400 Johnson Controls Inc                                         379,709
      2,700 Kaydon Corp                                                   56,700
      2,700 Kennametal Inc                                                57,880
      3,811 Mark IV Industries Inc                                        79,555
      4,000 Millipore Corp                                               301,500
        500 NCH Corp                                                      18,094
      1,400 Nordson Corp                                                  70,875
     10,700 Pall Corp                                                    197,950
      9,675 Parker-Hannifin Corp                                         331,369
      4,200 Pentair Inc                                                  149,100
      7,205 Sealed Air Corp*                                             377,362
      2,500 Stewart & Stevenson Services Inc                              37,655
      1,700 Tecumseh Products Co Class A                                  64,918
      3,300 Teleflex Inc                                                 117,975
      3,400 Trinity Industries Inc                                        62,900
    144,828 Tyco International Ltd                                     6,861,227
      3,400 York International Corp                                       85,850
                                                                     $16,821,207

MEDICAL PRODUCTS --- 1.2%
      2,400 Acuson Corp*                                                  32,400
      4,600 Bausch & Lomb Inc                                            355,925
     24,900 Baxter International Inc                                   1,750,769
      2,600 Beckman Coulter Inc                                          151,775
     21,700 Becton Dickinson & Co                                        622,508
     10,200 Biomet Inc                                                   392,057
     34,960 Boston Scientific Corp*                                      766,918
      4,400 CR Bard Inc                                                  211,750
      4,600 Dentsply International Inc                                   141,735
      5,000 Edwards Lifesciences Corp*                                    92,500
     26,500 Guidant Corp*                                              1,311,750
    102,700 Medtronic Inc                                              5,115,692
      2,800 MiniMed Inc*                                                 330,400
     17,900 PE Corp-PE Biosystems Group                                1,179,163
      7,211 St Jude Medical Inc*                                         330,805
      5,900 Steris Corp*                                                  52,363
     16,800 Stryker Corp                                                 735,000
      9,000 Sybron International Corp*                                   178,308
      5,200 VISX Inc*                                                    145,922
                                                                     $13,897,740

MISCELLANEOUS --- 1.4%
     36,556 AES Corp*                                                  1,667,868
      5,600 American Greetings Corp Class A                              106,400
     51,657 Archer-Daniels-Midland Co                                    506,858
      4,200 Blyth Industries Inc                                         123,900
      3,900 Carter-Wallace Inc                                            78,488
      3,400 Church & Dwight Co Inc                                        61,200
      8,100 Dial Corp                                                     84,038
      8,733 Energizer Holdings Inc*                                      159,377
      3,398 Lancaster Colony Corp                                         65,197
     33,900 Minnesota Mining & Mftg Co                                 2,796,750
     65,100 Nextel Communications Inc Class A*                         3,983,274
      6,400 Perrigo Co*                                                   40,397
      6,650 Sensormatic Electronics Corp*                                105,150
      5,100 Sotheby's Holdings Inc Class A                                89,250
     78,650 Sprint PCS*                                                4,679,675
     11,793 Symbol Technologies Inc                                      636,822
     10,600 TRW Inc                                                      459,775
                                                                     $15,644,419

OFFICE EQUIPMENT & SUPPLIES --- 0.2%
      5,200 HON Industries Inc                                           122,200
      6,800 Herman Miller Inc                                            175,950
     22,100 Pitney Bowes Inc                                             884,000
      6,600 Reynolds & Reynolds Co Class A                               120,450
      2,400 Standard Register Co                                          34,200
      3,400 Wallace Computer Services Inc                                 33,575
     57,300 Xerox Corp                                                 1,188,975
                                                                      $2,559,350

OIL & GAS --- 6.3%
      7,800 Amerada Hess Corp                                            481,650
     32,766 Anadarko Petroleum Corp                                    1,021,284
      9,850 Apache Corp                                                  579,298
      6,100 Ashland Inc                                                  213,878
      7,100 BJ Services Co*                                              443,750
     28,410 Baker Hughes Inc                                             909,120
     18,458 Burlington Resources Inc                                     706,019
     55,900 Chevron Corp                                               4,740,991
     18,400 Coastal Corp                                               1,120,100
      7,000 Columbia Energy Group                                        459,375
     53,549 Conoco Inc Class B                                         1,315,271
      7,500 Devon Energy Corp                                            421,403
     11,900 ENSCO International Inc                                      426,163
      2,400 Eastern Enterprises                                          151,200
     19,868 El Paso Energy Corp                                        1,012,016
     62,920 Enron Corp                                                 4,058,340
    298,862 Exxon Mobil Corp                                          23,460,667
     15,100 Global Marine Inc*                                           425,624
      9,369 Grant Prideco Inc*                                           234,225
     38,150 Halliburton Co                                             1,800,184
      5,000 Hanover Compressor Co*                                       190,000
      4,300 Helmerich & Payne Inc                                        160,713
      8,190 Kerr-McGee Corp                                              482,694
      5,200 McDermott International Inc                                   45,822
      3,900 Murphy Oil Corp                                              231,804
      4,100 NICOR Inc                                                    133,763
     12,550 Nabors Industries Inc*                                       521,603
      4,900 Noble Affiliates Inc                                         182,525
     11,500 Noble Drilling Corp*                                         473,651
      2,700 ONEOK Inc                                                     70,030
     31,700 Occidental Petroleum Corp                                    667,665
     14,398 Ocean Energy Inc*                                            204,264
      6,830 Pennzoil-Quaker State Co                                      82,383
      3,100 Peoples Energy Corp                                          100,363
     21,800 Phillips Petroleum Co                                      1,104,977
      8,700 Pioneer Natural Resources Co*                                110,925
      8,100 Rowan Cos Inc*                                               246,038
    184,000 Royal Dutch Petroleum Co NY Shrs                          11,327,408
     15,600 Santa Fe Snyder Corp*                                        177,450
     48,848 Schlumberger Ltd                                           3,645,282
     17,600 Sempra Energy                                                299,200
      4,400 Smith International Inc*                                     320,373
      7,500 Sunoco Inc                                                   220,778
     47,300 Texaco Inc                                                 2,518,725
      5,200 Tidewater Inc                                                187,200
     12,500 Tosco Corp                                                   353,900
     18,085 Transocean Sedco Forex Inc                                   966,408
     26,800 USX-Marathon Group                                           671,662
      7,486 Ultramar Diamond Shamrock Corp                               185,743
     20,900 Unocal Corp                                                  692,313
      4,900 Valero Energy Corp                                           155,575
      7,924 Varco International Inc*                                     184,221
      9,369 Weatherford International Inc                                372,999
     37,924 Williams Cos Inc                                           1,580,938
                                                                     $72,849,953

PAPER & FOREST PRODUCTS --- 0.4%
      5,000 Boise Cascade Corp                                           129,375
      4,500 Bowater Inc                                                  198,563
      1,500 Chesapeake Corp                                               44,438
      7,900 Consolidated Papers Inc                                      288,840
      7,100 Georgia-Pacific Corp (Timber Group)                          153,538
     14,700 Georgia-Pacific Group                                        385,875
     41,608 International Paper Co                                     1,240,405
      4,500 Longview Fibre Co                                             49,779
      8,900 Louisiana-Pacific Corp                                        96,788
      8,900 Mead Corp                                                    224,725
      3,700 PH Glatfelter Co                                              37,692
      2,500 Potlatch Corp                                                 82,813
      2,400 Rayonier Inc                                                  86,100
      8,497 Sonoco Products Co                                           174,715
      4,491 Wausau-Mosinee Paper Corp                                     38,452
      8,650 Westvaco Corp                                                214,624
     19,900 Weyerhaeuser Co                                              855,700
      9,600 Willamette Industries Inc                                    261,600
                                                                      $4,564,022

PERSONAL LOANS --- 0.3%
     16,800 Capital One Financial Corp                                   749,700
      9,800 Countrywide Credit Industries Inc                            297,058
     40,652 Household International Inc                                1,689,578
     12,250 Providian Financial Corp                                   1,102,500
                                                                      $3,838,836

PHARMACEUTICALS --- 5.7%
     97,000 Eli Lilly & Co                                             9,687,875
      7,300 Forest Laboratories Inc*                                     737,300
      6,900 ICN Pharmaceuticals Inc                                      191,903
     13,375 IVAX Corp*                                                   555,063
    197,356 Merck & Co Inc                                            15,122,404
     11,200 Mylan Laboratories Inc                                       204,400
    540,272 Pfizer Inc                                                25,933,056
    108,955 Pharmacia Corp                                             5,631,557
    125,600 Schering-Plough Corp                                       6,342,800
      6,300 Sepracor Inc*                                                759,938
      8,300 Watson Pharmaceuticals Inc*                                  446,125
                                                                     $65,612,421

PHOTOGRAPHY/IMAGING --- 0.1%
     26,500 Eastman Kodak Co                                           1,576,750
      3,900 Polaroid Corp                                                 70,442
                                                                      $1,647,192

POLLUTION CONTROL --- 0.1%
     16,300 Allied Waste Industries Inc*                                 163,000
     53,395 Waste Management Inc                                       1,014,505
                                                                      $1,177,505

PRINTING & PUBLISHING --- 0.6%
     10,300 AH Belo Corp Class A                                         178,314
      6,300 Deluxe Corp                                                  148,441
      7,700 Dow Jones & Co Inc                                           564,025
     22,800 Gannett Co Inc                                             1,363,714
      6,200 Harcourt General Inc                                         337,125
      2,800 Houghton Mifflin Co                                          130,724
      6,700 Knight-Ridder Inc                                            356,353
      3,800 Lee Enterprises Inc                                           88,586
     16,600 McGraw-Hill Cos Inc                                          896,400
      2,100 Media General Inc Class A                                    101,980
      4,400 Meredith Corp                                                148,500
     14,740 New York Times Co Class A                                    582,230
     10,400 RR Donnelley & Sons Co                                       234,645
      9,200 Reader's Digest Association Inc      Class A                 365,700
      1,500 Scholastic Corp*                                              91,688
     39,000 Tribune Co                                                 1,365,000
        900 Washington Post Co Class B                                   430,200
                                                                      $7,383,625

RAILROADS --- 0.3%
     36,700 Burlington Northern Santa Fe Corp                            841,788
     18,800 CSX Corp                                                     398,316
      9,600 Kansas City Southern Industries Inc                          851,395
     32,900 Norfolk Southern Corp                                        489,388
     21,400 Union Pacific Corp                                           795,802
      4,200 Wisconsin Central Transportation Corp*                        54,600
                                                                      $3,431,289

RESTAURANTS --- 0.5%
      5,600 Brinker International Inc*                                   163,800
      3,700 Buffets Inc                                                   46,942
      5,100 CBRL Group Inc                                                74,904
     10,600 Darden Restaurants Inc                                       172,250
      2,300 Lone Star Steakhouse & Saloon Inc                             23,288
    114,600 McDonald's Corp                                            3,774,580
      6,700 Outback Steakhouse Inc*                                      195,975
      2,100 Papa John's International Inc*                                51,450
     15,800 Starbucks Corp*                                              603,355
     12,580 Tricon Global Restaurants Inc*                               355,385
      9,700 Wendy's International Inc                                    172,776
                                                                      $5,634,705

RETAIL --- 5.5%
      8,800 Abercrombie & Fitch Co*                                      107,246
     36,539 Albertson's Inc                                            1,214,922
      4,100 American Eagle Outfitters Inc*                                57,400
     11,400 AutoZone Inc*                                                250,800
      6,400 BJ's Wholesale Club Inc*                                     211,200
      5,600 Barnes & Noble Inc*                                          124,600
     12,100 Bed Bath & Beyond Inc*                                       438,625
     17,600 Best Buy Co Inc*                                           1,113,200
      6,700 Borders Group Inc*                                           104,265
      7,600 CDW Computer Centers Inc*                                    475,000
     33,420 CVS Corp                                                   1,336,800
     17,500 Circuit City Stores-Circuit City Group                       580,773
      4,425 Claire's Stores Inc                                           85,181
      9,524 Consolidated Stores Corp*                                    114,288
     38,442 Costco Wholesale Corp*                                     1,268,586
      8,000 Dillard's Inc Class A                                         98,000
     28,175 Dollar General Corp                                          549,413
      8,850 Dollar Tree Stores Inc*                                      350,124
     14,600 Family Dollar Stores Inc                                     285,605
      3,300 Fastenal Co                                                  167,063
     18,400 Federated Department Stores Inc*                             621,000
     72,975 Gap Inc                                                    2,280,469
      3,400 Great Atlantic & Pacific Tea Co Inc                           56,525
      3,800 Hannaford Brothers Co                                        273,125
    198,650 Home Depot Inc                                             9,919,985
     22,500 JC Penney Co Inc                                             414,833
     41,200 Kmart Corp*                                                  280,654
     28,100 Kohl's Corp*                                               1,563,063
     71,600 Kroger Co*                                                 1,579,639
      2,600 Lands' End Inc*                                               86,775
     36,990 Limited Inc                                                  799,909
      3,400 Longs Drug Stores Corp                                        73,950
     33,000 Lowe's Cos Inc                                             1,355,046
     28,700 May Department Stores Co                                     688,800
      4,200 Neiman Marcus Group Inc*                                     124,160
     11,600 Nordstrom Inc                                                279,850
     27,137 Office Depot Inc*                                            169,606
      9,750 OfficeMax Inc*                                                48,750
      2,030 Payless ShoeSource Inc*                                      104,038
     16,000 Radioshack Corp                                              758,000
     22,300 Rite Aid Corp                                                146,333
      7,700 Ross Stores Inc                                              131,377
      4,100 Ruddick Corp                                                  48,429
     42,600 Safeway Inc*                                               1,922,325
     12,384 Saks Inc*                                                    130,032
     30,200 Sears Roebuck & Co                                           985,275
     41,582 Staples Inc*                                                 639,323
     25,700 TJX Cos Inc                                                  481,875
     39,200 Target Corp                                                2,273,600
      4,500 Tech Data Corp*                                              196,029
      6,300 Tiffany & Co                                                 425,250
     18,500 Toys R Us Inc*                                               269,397
    382,500 Wal-Mart Stores Inc                                       22,041,563
     86,500 Walgreen Co                                                2,784,176
      4,900 Williams-Sonoma Inc*                                         158,941
     12,600 Winn-Dixie Stores Inc                                        180,331
                                                                     $63,225,524

SAVINGS & LOANS --- 0.2%
     17,909 Charter One Financial Inc                                    411,907
     13,500 Golden West Financial Corp                                   550,962
     46,958 Washington Mutual Inc                                      1,355,912
                                                                      $2,318,781

SHOES --- 0.1%
     23,400 NIKE Inc Class B                                             931,601
      4,900 Reebok International Ltd*                                     78,091
                                                                      $1,009,692

SPECIALIZED SERVICES --- 1.0%
      7,500 Acxiom Corp*                                                 204,375
      6,500 Apollo Group Inc Class A*                                    182,000
      2,300 Banta Corp                                                    43,555
      4,600 COMSAT Corp                                                  108,100
      4,500 CSG Systems International Inc*                               252,279
     61,890 Cendant Corp*                                                866,460
      4,900 CheckFree Holdings Corp*                                     252,654
     14,450 Cintas Corp                                                  530,127
     18,300 Concord EFS Inc*                                             475,800
     13,200 Convergys Corp*                                              684,750
      5,500 DST Systems Inc*                                             418,688
      6,000 DeVry Inc*                                                   158,622
     13,900 Dun & Bradstreet Corp                                        397,888
     11,200 Ecolab Inc                                                   437,494
     10,562 Fiserv Inc*                                                  456,807
      7,900 Galileo International Inc                                    164,913
      8,500 H&R Block Inc                                                275,188
      5,900 Harte-Hanks Inc                                              147,500
     25,500 IMS Health Inc                                               459,000
     25,900 Interpublic Group of Cos Inc                               1,113,700
      2,300 Jacobs Engineering Group Inc*                                 75,180
      3,150 Kelly Services Inc Class A                                    72,844
      6,600 Manpower Inc                                                 211,200
      8,400 Modis Professional Services Inc*                              64,050
      5,900 NOVA Corp*                                                   164,828
      3,500 National Service Industries Inc                               68,250
      3,600 Navigant Consulting Inc*                                      15,300
      4,300 Ogden Corp*                                                   38,700
     15,300 Omnicom Group Inc                                          1,362,649
      4,500 Pittston Brink's Group                                        61,592
      5,300 Powerwave Technologies Inc*                                  233,200
     15,400 Robert Half International Inc*                               438,900
      2,600 Rollins Inc                                                   38,675
      9,200 Stewart Enterprises Inc Class A                               32,485
      3,700 Sylvan Learning Systems Inc*                                  50,875
      4,800 Valassis Communications Inc*                                 183,000
      8,200 Viad Corp                                                    223,450
      6,200 Young & Rubicam Inc                                          354,559
                                                                     $11,319,637

TELEPHONE & TELECOMMUNICATIONS --- 5.7%
     27,106 ALLTEL Corp                                                1,678,864
    323,164 AT&T Corp Liberty Media Group Class A                     10,220,062
    161,400 BellSouth Corp                                             6,879,675
     18,300 Broadwing Inc                                                474,647
     12,050 CenturyTel Inc                                               346,438
     75,785 Global Crossing Ltd*                                       1,994,093
    291,913 SBC Communications Inc                                    12,625,237
     75,300 Sprint Corp                                                3,840,300
      5,300 Telephone & Data Systems Inc                                 531,325
     43,611 US WEST Inc                                                3,739,643
    215,176 Verizon Communications                                    11,878,302
    245,742 WorldCom Inc*                                             11,273,414
                                                                     $65,482,000

TEXTILES --- 0.1%
      4,600 Burlington Industries Inc*                                     7,760
     10,153 Jones Apparel Group Inc*                                     238,596
      4,600 Liz Claiborne Inc                                            162,150
      4,700 Mohawk Industries Inc*                                       102,225
      2,900 Russell Corp                                                  58,000
     11,000 Shaw Industries Inc                                          137,500
      1,600 Springs Industries Inc Class A                                51,200
      4,800 Unifi Inc*                                                    59,400
      9,800 VF Corp                                                      233,358
      4,500 Warnaco Group Inc                                             34,875
      2,700 Wellman Inc                                                   43,705
      4,200 WestPoint Stevens Inc                                         46,725
                                                                      $1,175,494

TOBACCO --- 0.5%
    196,200 Philip Morris Cos Inc                                      5,211,464
      8,866 RJ Reynolds Tobacco Holdings Inc                             247,689
     13,900 UST Inc                                                      204,149
                                                                      $5,663,302

TOYS --- 0.1%
     14,675 Hasbro Inc                                                   221,035
     36,541 Mattel Inc                                                   481,866
                                                                        $702,901

TRANSPORTATION --- 0.2%
      3,700 Alexander & Baldwin Inc                                       81,629
      2,200 Arnold Industries Inc                                         26,536
      3,700 CH Robinson Worldwide Inc                                    183,150
     24,980 FedEx Corp*                                                  949,240
      4,200 GATX Corp                                                    142,800
      3,100 JB Hunt Transport Services Inc                                47,855
      2,720 Newport News Shipbuilding Inc                                 99,960
      3,000 Overseas Shipholding Group Inc                                73,875
      5,200 Ryder System Inc                                              98,472
      5,600 Swift Transportation Co Inc*                                  78,400
                                                                      $1,781,917

UTILITIES --- 0.2%
      4,600 AGL Resources Inc                                             73,310
     13,100 Dynegy Inc Class A                                           894,887
     11,500 KeySpan Corp                                                 353,625
      9,850 Kinder Morgan Inc                                            340,436
      7,400 MCN Energy Group Inc                                         158,175
      3,400 National Fuel Gas Co                                         165,750
      6,800 Questar Corp                                                 131,750
      5,333 Vectren Corp                                                  91,994
      4,000 Washington Gas Light Co                                       96,248
                                                                      $2,306,175

WATER --- 0.0%
      8,400 American Water Works Co Inc                                  210,000
                                                                        $210,000

TOTAL COMMON STOCK --- 99.2%                                      $1,147,470,420
(Cost $559,948,605)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 0.6%
  6,928,000 Associates Corp of North America                           6,925,348
                                                                      $6,925,348

U.S. GOVERNMENTS --- 0.2%
  2,000,000 United States of America (1)                               1,982,656
                                                                      $1,982,656

TOTAL SHORT-TERM INVESTMENTS --- 0.8%                                 $8,908,004
(Cost $8,908,004)

TOTAL STOCK INDEX PORTFOLIO --- 100.0%                            $1,156,378,424
(Cost $568,856,609)


The Maxim Series Fund

T. Rowe Price Equity/Income Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.5%
     15,700 Boeing Co                                                    656,448
     84,300 Lockheed Martin Corp                                       2,091,652
     33,800 Rockwell International Corp                                1,064,700
                                                                      $3,812,800

AGENCY --- 1.2%
     36,000 Fannie Mae (nonvtg)                                        1,878,732
                                                                      $1,878,732

AUTO PARTS & EQUIPMENT --- 0.7%
     51,050 Genuine Parts Co                                           1,021,000
                                                                      $1,021,000

BANKS --- 9.0%
     54,210 Bank One Corp                                              1,439,926
     20,400 Bank of America Corp                                         877,200
     31,000 Firstar Corp                                                 652,922
     67,604 FleetBoston Financial Corp                                 2,298,536
     15,500 JP Morgan & Co Inc                                         1,706,938
     19,700 KeyCorp                                                      347,213
     99,800 Mellon Financial Corp                                      3,636,413
     31,900 Mercantile Bankshares Corp                                   951,003
     29,000 National City Corp                                           494,798
     35,200 Wells Fargo & Co                                           1,364,000
                                                                     $13,768,949

CHEMICALS --- 3.3%
     23,400 Dow Chemical Co                                              706,376
     34,700 EI du Pont de Nemours & Co                                 1,518,125
     33,600 Great Lakes Chemical Corp                                  1,058,400
     52,000 Hercules Inc                                                 731,224
     15,700 Imperial Chemical Industries PLC sponsored ADR               483,748
     14,000 PPG Industries Inc                                           620,368
                                                                      $5,118,241

COMPUTER HARDWARE & SYSTEMS --- 0.8%
     32,300 Compaq Computer Corp                                         825,653
     24,700 Unisys Corp*                                                 359,681
                                                                      $1,185,334

COMPUTER SOFTWARE & SERVICES --- 1.2%
     15,700 BMC Software Inc*                                            572,799
     15,600 Microsoft Corp*                                            1,248,000
                                                                      $1,820,799

COSMETICS & PERSONAL CARE --- 1.5%
     20,700 Gillette Co                                                  723,196
     53,000 International Flavors & Fragrances Inc                     1,599,911
                                                                      $2,323,107

ELECTRIC COMPANIES --- 5.4%
     30,800 Duke Energy Corp                                           1,736,350
     22,600 Entergy Corp                                                 614,426
     46,410 FirstEnergy Corp                                           1,084,834
     37,000 Niagara Mohawk Holdings Inc*                                 515,669
     32,500 Reliant Energy Inc                                           960,765
     20,320 Scottish Power PLC ADR                                       679,440
     57,700 Southern Co                                                1,345,102
     35,400 Unicom Corp                                                1,369,520
                                                                      $8,306,106

ELECTRONIC INSTRUMENTS & EQUIP --- 0.9%
      9,411 Cooper Industries Inc                                        306,441
     40,400 Hubbell Inc Class B                                        1,030,200
                                                                      $1,336,641

ELECTRONICS - SEMICONDUCTOR --- 0.4%
     19,700 Motorola Inc                                                 572,521
                                                                        $572,521

FINANCIAL SERVICES --- 2.5%
     29,500 American General Corp                                      1,799,500
     33,025 Citigroup Inc                                              1,989,756
                                                                      $3,789,256

FOOD & BEVERAGES --- 8.4%
     12,500 Anheuser-Busch Cos Inc                                       933,588
     23,200 Brown-Forman Corp Class B                                  1,247,000
     37,100 Campbell Soup Co                                           1,080,538
     71,300 General Mills Inc                                          2,727,225
     47,000 HJ Heinz Co                                                2,056,250
     42,600 Hershey Foods Corp                                         2,066,100
     22,600 Kellogg Co                                                   672,350
     43,000 McCormick & Co Inc (nonvtg)                                1,397,500
     15,700 Unilever NV                                                  723,153
                                                                     $12,903,704

GOLD, METALS & MINING --- 0.8%
     28,286 Newmont Mining Corp                                          611,685
     15,300 Phelps Dodge Corp                                            568,961
                                                                      $1,180,646

HARDWARE & TOOLS --- 0.7%
     42,400 Stanley Works                                              1,007,000
                                                                      $1,007,000

HEALTH CARE RELATED --- 2.9%
     35,100 Abbott Laboratories                                        1,564,126
     49,100 American Home Products Corp                                2,884,625
                                                                      $4,448,751

HEAVY TRUCKS & PARTS --- 0.7%
     14,000 Dana Corp                                                    296,618
     12,500 Eaton Corp                                                   837,500
                                                                      $1,134,118

HOTELS/MOTELS --- 1.8%
     89,600 Hilton Hotels Corp                                           840,000
     59,352 Starwood Hotels & Resorts Worldwide Inc                    1,932,620
                                                                      $2,772,620

HOUSEHOLD GOODS --- 4.1%
     29,700 Armstrong Holdings Inc                                       454,766
     68,300 Fort James Corp                                            1,579,438
     36,500 Fortune Brands Inc                                           841,763
     37,400 Kimberly-Clark Corp                                        2,145,825
     15,600 Procter & Gamble Co                                          893,100
     18,200 Tupperware Corp                                              400,400
                                                                      $6,315,292

INSURANCE RELATED --- 3.9%
     23,900 Chubb Corp                                                 1,469,850
     25,200 Lincoln National Corp                                        910,350
     39,100 SAFECO Corp                                                  777,113
     44,972 St Paul Cos Inc                                            1,534,670
     67,900 UnumProvident Corp                                         1,362,210
                                                                      $6,054,193

LEISURE & ENTERTAINMENT --- 1.2%
     47,000 Walt Disney Co                                             1,824,164
                                                                      $1,824,164

MANUFACTURING --- 0.8%
     67,200 Pall Corp                                                  1,243,200
                                                                      $1,243,200

MEDICAL PRODUCTS --- 0.5%
     27,400 Becton Dickinson & Co                                        786,024
                                                                        $786,024

MISCELLANEOUS --- 1.3%
     24,050 Minnesota Mining & Mftg Co                                 1,984,125
                                                                      $1,984,125

OFFICE EQUIPMENT & SUPPLIES --- 0.8%
     57,800 Xerox Corp                                                 1,199,350
                                                                      $1,199,350

OIL & GAS --- 13.6%
     23,500 Amerada Hess Corp                                          1,451,125
     79,522 BP Amoco PLC sponsored ADR                                 4,497,919
     39,700 Baker Hughes Inc                                           1,270,400
     29,750 Chevron Corp                                               2,523,157
     51,648 Exxon Mobil Corp                                           4,054,368
     35,700 Royal Dutch Petroleum Co NY Shrs                           2,197,763
     41,600 Texaco Inc                                                 2,215,200
     35,650 USX-Marathon Group                                           893,460
     53,300 Unocal Corp                                                1,765,563
                                                                     $20,868,955

PAPER & FOREST PRODUCTS --- 1.2%
      4,000 Consolidated Papers Inc                                      146,248
     58,783 International Paper Co                                     1,752,439
                                                                      $1,898,687

PHARMACEUTICALS --- 2.3%
     14,300 Merck & Co Inc                                             1,095,738
     46,962 Pharmacia Corp                                             2,427,325
                                                                      $3,523,063

PHOTOGRAPHY/IMAGING --- 1.2%
     30,900 Eastman Kodak Co                                           1,838,550
                                                                      $1,838,550

POLLUTION CONTROL --- 1.0%
     76,930 Waste Management Inc                                       1,461,670
                                                                      $1,461,670

PRINTING & PUBLISHING --- 2.8%
     12,500 Dow Jones & Co Inc                                           915,625
     28,300 Knight-Ridder Inc                                          1,505,192
     38,700 RR Donnelley & Sons Co                                       873,149
     23,500 Reader's Digest Association Inc      Class A                 934,125
                                                                      $4,228,091

RAILROADS --- 1.9%
     83,200 Norfolk Southern Corp                                      1,237,600
     44,750 Union Pacific Corp                                         1,664,118
                                                                      $2,901,718

REAL ESTATE --- 1.4%
     38,400 Rouse Co REIT                                                950,400
     53,796 Simon Property Group Inc REIT                              1,193,572
                                                                      $2,143,972

RETAIL --- 1.9%
     26,400 JC Penney Co Inc                                             486,737
     29,000 May Department Stores Co                                     696,000
    117,000 Toys R Us Inc*                                             1,703,754
                                                                      $2,886,491

SPECIALIZED SERVICES --- 1.1%
     36,100 Dun & Bradstreet Corp                                      1,033,363
     21,200 H&R Block Inc                                                686,350
                                                                      $1,719,713

TELEPHONE & TELECOMMUNICATIONS --- 8.4%
     35,100 ALLTEL Corp                                                2,173,989
     27,350 AT&T Corp                                                    864,944
     24,600 BellSouth Corp                                             1,048,575
     73,313 SBC Communications Inc                                     3,170,787
      7,800 US WEST Inc                                                  668,850
     79,000 Verizon Communications                                     4,477,387
     11,700 Vodafone AirTouch PLC sponsored ADR                          484,813
                                                                     $12,889,345

TOBACCO --- 1.5%
     48,750 Philip Morris Cos Inc                                      1,294,898
     65,900 UST Inc                                                      967,873
                                                                      $2,262,771

TOYS --- 0.4%
     44,600 Hasbro Inc                                                   671,765
                                                                        $671,765

TOTAL COMMON STOCK --- 95.7%                                        $147,081,464
(Cost $153,805,063)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 4.3%
  6,601,000 Associates Corp of North America                           6,598,473
                                                                      $6,598,473

TOTAL SHORT-TERM INVESTMENTS --- 4.3%                                 $6,598,473
(Cost $6,598,473)

TOTAL T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100.0%              $153,679,937
(Cost $160,403,536)


The Maxim Series Fund

T. Rowe Price Mid-Cap Growth Portfolio

COMMON STOCK

AIR FREIGHT --- 0.3%
     15,700 Expeditors International of Washington Inc                   745,750
                                                                        $745,750

BANKS --- 0.4%
     63,500 North Fork Bancorp Inc                                       960,438
                                                                        $960,438

BIOTECHNOLOGY --- 3.0%
      7,200 Affymetrix Inc*                                            1,188,900
     40,000 Gilead Sciences Inc*                                       2,845,000
     15,400 IDEC Pharmaceuticals Corp*                                 1,806,605
     10,400 Incyte Genomics Inc*                                         854,745
                                                                      $6,695,250

BROADCAST/MEDIA --- 1.6%
     57,500 Charter Communications Inc Class A*                          945,128
     48,000 Rogers Communications Inc Class B*                         1,368,000
     12,500 Univision Communications Inc        Class A*               1,293,750
                                                                      $3,606,878

BUILDING MATERIALS --- 0.5%
     30,400 Martin Marietta Materials Inc                              1,229,285
                                                                      $1,229,285

COMPUTER HARDWARE & SYSTEMS --- 0.6%
     38,000 Internet Capital Group Inc*                                1,406,570
                                                                      $1,406,570

COMPUTER SOFTWARE & SERVICES --- 13.6%
     67,400 Affiliated Computer Services Inc      Class A*             2,228,379
     86,500 CIBER Inc*                                                 1,146,125
     38,000 CNET Networks Inc*                                           933,356
     38,300 Cambridge Technology Partners Inc*                           333,899
     73,500 Ceridian Corp*                                             1,768,557
     15,600 Commerce One Inc*                                            708,084
     22,500 Covad Communications Group Inc*                              362,813
      1,300 CyberSource Corp*                                             17,956
     17,400 Digex Inc*                                                 1,182,104
     35,000 DoubleClick Inc*                                           1,334,375
     23,000 Electronic Arts Inc*                                       1,677,551
     43,000 HomeStore.com Inc*                                         1,255,041
     14,400 ISS Group Inc*                                             1,421,770
     17,900 Informatica Corp*                                          1,466,672
     68,000 Intuit Inc*                                                2,813,500
     75,000 Keane Inc*                                                 1,621,875
     11,600 Macromedia Inc*                                            1,121,569
     10,000 Mercury Interactive Corp*                                    967,500
     19,000 NetIQ Corp*                                                1,132,862
     58,000 Peregrine Systems Inc*                                     2,011,846
     39,000 Rhythms NetConnections Inc*                                  489,918
        700 Storagenetworks Inc*                                          63,175
     54,000 SunGard Data Systems Inc*                                  1,674,000
     43,000 USinternetworking Inc*                                       878,791
     20,400 Vitria Technology Inc*                                     1,246,950
     16,200 Xpedior Inc*                                                 223,754
     19,000 eLoyalty Corp*                                               242,250
      5,200 eSPEED Inc Class A*                                          225,872
                                                                     $30,550,544

ELECTRONIC INSTRUMENTS & EQUIP --- 4.5%
     20,000 Flextronics International Ltd*                             1,373,740
     36,875 Molex Inc                                                  1,290,625
     49,300 SCI Systems Inc*                                           1,931,919
     23,000 Sanmina Corp*                                              1,966,500
     28,900 Waters Corp*                                               3,607,067
                                                                     $10,169,851

ELECTRONICS - SEMICONDUCTOR --- 7.6%
     59,600 Analog Devices Inc*                                        4,529,594
     31,000 KLA-Tencor Corp*                                           1,815,422
     30,500 Lattice Semiconductor Corp*                                2,108,313
     41,000 Maxim Integrated Products Inc*                             2,785,417
     14,000 PMC-Sierra Inc*                                            2,487,618
     39,500 Xilinx Inc*                                                3,261,199
                                                                     $16,987,563

FINANCIAL SERVICES --- 0.9%
     95,500 Heller Financial Inc                                       1,957,750
     17,000 NextCard Inc*                                                144,500
                                                                      $2,102,250

GOLD, METALS & MINING --- 0.3%
     38,000 Allegheny Technologies Inc                                   684,000
                                                                        $684,000

HEALTH CARE RELATED --- 5.7%
      4,300 ALZA Corp*                                                   254,238
    116,500 AmeriSource Health Corp Class A*                           3,611,500
     77,000 Lincare Holdings Inc*                                      1,896,125
     42,300 MedImmune Inc*                                             3,130,200
    174,500 Omnicare Inc                                               1,581,319
     32,900 Wellpoint Health Networks Inc*                             2,383,177
                                                                     $12,856,559

HEAVY TRUCKS & PARTS --- 0.4%
     33,000 ITT Industries Inc                                         1,002,375
                                                                      $1,002,375

INSURANCE RELATED --- 3.0%
     68,000 ACE Ltd                                                    1,904,000
     36,000 MGIC Investment Corp                                       1,638,000
     47,500 Protective Life Corp                                       1,264,688
     37,000 Radian Group Inc                                           1,914,750
                                                                      $6,721,438

INVESTMENT BANK/BROKERAGE FIRM --- 4.5%
     80,000 E*TRADE Group Inc*                                         1,320,000
     91,500 Federated Investors Inc Class B                            3,208,173
    127,500 Waddell & Reed Financial Class A                           4,183,530
     48,000 Waddell & Reed Financial Class B                           1,394,976
                                                                     $10,106,679

LEISURE & ENTERTAINMENT --- 0.7%
     64,000 Premier Parks Inc*                                         1,456,000
     11,000 Royal Caribbean Cruises Ltd                                  203,500
                                                                      $1,659,500

MANUFACTURING --- 3.5%
      6,400 CTS Corp                                                     288,000
     31,000 Danaher Corp                                               1,532,547
     23,000 Jabil Circuit Inc*                                         1,141,375
     15,500 Millipore Corp                                             1,168,313
     65,500 Pentair Inc                                                2,325,250
     39,000 Teleflex Inc                                               1,394,250
                                                                      $7,849,735

MEDICAL PRODUCTS --- 0.9%
     98,500 Sybron International Corp*                                 1,951,482
                                                                      $1,951,482

OIL & GAS --- 6.1%
     38,000 BJ Services Co*                                            2,375,000
     62,000 Devon Energy Corp                                          3,483,594
     38,000 Diamond Offshore Drilling Inc                              1,334,750
    152,000 Ocean Energy Inc*                                          2,156,424
     27,500 Smith International Inc*                                   2,002,330
     66,000 Tidewater Inc                                              2,376,000
                                                                     $13,728,098

PERSONAL LOANS --- 0.8%
     38,000 Capital One Financial Corp                                 1,695,750
                                                                      $1,695,750

PHARMACEUTICALS --- 5.8%
      7,600 Abgenix Inc*                                                 910,928
     20,000 QLT PhotoTherapeutics Inc*                                 1,546,240
     28,600 Sepracor Inc*                                              3,449,875
     54,500 Shire Pharmaceuticals Group PLC ADR*                       2,827,188
     58,000 Teva Pharmaceutical Industries Ltd sponsored ADR           3,215,346
     19,000 Watson Pharmaceuticals Inc*                                1,021,250
                                                                     $12,970,827

POLLUTION CONTROL --- 1.2%
    173,000 Republic Services Inc*                                     2,768,000
                                                                      $2,768,000

REAL ESTATE --- 0.8%
     34,000 Pinnacle Holdings Inc REIT*                                1,836,000
                                                                      $1,836,000

RESTAURANTS --- 0.8%
     64,500 Outback Steakhouse Inc*                                    1,886,625
                                                                      $1,886,625

RETAIL --- 8.5%
     65,000 BJ's Wholesale Club Inc*                                   2,145,000
     46,500 Borders Group Inc*                                           723,633
     82,500 Circuit City Stores-Circuit City Group                     2,737,928
     77,600 Consolidated Stores Corp*                                    931,200
    121,000 Family Dollar Stores Inc                                   2,367,002
     49,000 HomeGrocer.com Inc*                                          295,519
     51,000 MSC Industrial Direct Co Inc Class A*                      1,067,787
     74,000 O'Reilly Automotive Inc*                                   1,026,750
     30,300 Priceline.Com Inc*                                         1,150,915
     37,900 ShopKo Stores Inc*                                           582,713
    113,500 TJX Cos Inc                                                2,128,125
     58,500 Tech Data Corp*                                            2,548,377
     33,500 Whole Foods Market Inc*                                    1,383,952
                                                                     $19,088,901

SPECIALIZED SERVICES --- 10.4%
     10,000 BISYS Group Inc*                                             615,000
     22,200 Catalina Marketing Corp*                                   2,264,400
    112,200 Concord EFS Inc*                                           2,917,200
     13,600 Fiserv Inc*                                                  588,200
     76,100 Galileo International Inc                                  1,588,588
     51,500 Hertz Corp                                                 1,445,193
     19,300 Lamar Advertising Co*                                        835,922
     65,000 Manpower Inc                                               2,080,000
    102,900 NOVA Corp*                                                 2,874,717
    114,000 Robert Half International Inc*                             3,249,000
     18,000 TMP Worldwide Inc*                                         1,328,616
     66,300 United Rentals Inc*                                        1,135,388
     89,800 Viad Corp                                                  2,447,050
                                                                     $23,369,274

TELEPHONE & TELECOMMUNICATIONS --- 5.8%
     33,000 AT&T Canada Inc*                                           1,095,171
     11,250 Allegiance Telecom Inc*                                      720,000
     56,500 Crown Castle International Corp*                           2,062,250
      6,700 Efficient Networks Inc*                                      492,865
     43,500 McLeodUSA Inc Class A*                                       899,885
     28,000 VoiceStream Wireless Corp*                                 3,256,288
     81,000 Western Wireless Corp Class A*                             4,414,500
                                                                     $12,940,959

TEXTILES --- 0.6%
     57,500 Jones Apparel Group Inc*                                   1,351,250
                                                                      $1,351,250

TRANSPORTATION --- 0.4%
     16,800 CH Robinson Worldwide Inc                                    831,600
                                                                        $831,600

TOTAL COMMON STOCK --- 93.4%                                        $209,753,431
(Cost $162,976,555)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 6.6%
    600,000 American Express Credit Corp                                 599,322
 11,060,000 Associates Corp of North America                          11,055,767
    300,000 Ford Motor Credit Co                                         299,728
  2,900,000 Ford Motor Credit Co                                       2,895,266
                                                                     $14,850,083

TOTAL SHORT-TERM INVESTMENTS --- 6.6%                                $14,850,083
(Cost $14,850,083)

TOTAL T. ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100.0%             $224,603,514
(Cost $177,826,638)


The Maxim Series Fund

U.S. Government Mortgage Securities Portfolio

BONDS

AGENCY --- 89.8%
    325,960 Fannie Mae                                                   321,781
            Pool #340841
            7.000% April 1, 2011
  2,889,812 Fannie Mae                                                 2,848,257
            Pool #518180
            7.500% October 1, 2029
  5,493,141 Fannie Mae                                                 5,198,466
            Pool #447033
            6.500% November 1, 2028
  1,000,000 Fannie Mae                                                 1,004,060
            Pool #541216
            8.000% June 1, 2030
    562,060 Fannie Mae                                                   559,930
            Pool #367209
            7.500% June 1, 2016
    177,960 Fannie Mae                                                   179,682
            Pool #339260
            8.000% April 1, 2021
    267,138 Fannie Mae                                                   275,093
            Pool #316711
            9.000% September 1, 2019
    269,565 Fannie Mae                                                   272,341
            Pool #302587
            8.000% December 1, 2024
    792,988 Fannie Mae                                                   809,411
            Pool #303583
            8.500% April 1, 2025
  4,000,000 Fannie Mae                                                 3,525,640
            AGENCY BENCHMARK NOTE
            5.250% January 15, 2009
  1,335,849 Fannie Mae                                                 1,361,323
            Pool #525116
            8.500% November 1, 2026
  6,449,952 Fannie Mae                                                 6,226,203
            Pool #510598
            7.000% August 1, 2029
  1,895,124 Fannie Mae                                                 1,788,524
            Pool #499203
            6.500% July 1, 2029
  2,500,000 Fannie Mae                                                 2,476,500
            CMO SER.1993-15 CL.H
            7.000% December 25, 2007
    520,154 Fannie Mae                                                   517,033
            CMO SER.1993-63 CL.D
            6.500% May 25, 2008
  1,250,000 Fannie Mae                                                 1,253,375
            CMO SER.97-28 CL.PD
            7.500% July 18, 2023
  2,000,000 Fannie Mae                                                 1,935,000
            CMO SER1998-W2 CL.A6
            6.500% August 25, 2021
  1,782,709 Fannie Mae                                                 1,633,407
            Pool #415745
            6.000% April 1, 2028
  1,929,349 Fannie Mae                                                 1,825,646
            Pool #426665
            6.500% June 1, 2028
  4,199,613 Fannie Mae                                                 3,977,790
            Pool #426085
            6.000% May 1, 2013
  1,839,415 Fannie Mae                                                 1,841,310
            Pool #426798
            7.500% July 1, 2008
  3,757,700 Fannie Mae                                                 3,546,329
            Pool 252439
            6.500% May 1, 2029
    912,736 Fannie Mae                                                   870,230
            6.500% February 1, 2019
  2,500,000 Fannie Mae                                                 2,474,750
            CMO SER.1998-W5 CL.A5
            6.500% February 25, 2018
    338,593 Fannie Mae                                                   335,844
            Pool #050796
            7.500% September 1, 2023
  2,439,950 Fannie Mae                                                 2,303,460
            Pool #431017
            6.500% July 1, 2028
  3,348,208 Fannie Mae                                                 3,160,909
            Pool #431718
            6.500% June 1, 2028
  2,827,976 Fannie Mae                                                 2,588,475
            Pool #443161
            6.000% September 1, 2028
    588,740 Fannie Mae                                                   560,209
            Pool #266412
            6.500% January 1, 2024
    720,276 Fannie Mae                                                   695,967
            Pool #288916
            6.500% May 1, 2011
    814,952 Fannie Mae                                                   808,351
            Pool #288769
            7.500% November 1, 2024
  1,054,351 Fannie Mae                                                 1,061,268
            Pool #367215
            8.000% September 1, 2026
    354,534 Fannie Mae                                                   354,407
            Pool#374210
            6.718% March 1, 2027
  3,000,000 Fannie Mae                                                 2,800,200
            ABS SER.1998-65 CL.A2
            5.850% September 16, 2028
     75,023 Fannie Mae                                                    78,594
            Pool #091122
            9.500% March 1, 2020
         29 Fannie Mae                                                        29
            Pool #250060
            7.500% June 1, 2024
    871,365 Fannie Mae                                                   887,703
            Pool #250111
            8.500% August 1, 2024
  3,307,904 Fannie Mae                                                 3,133,181
            Pool #251760
            6.000% June 1, 2013
  2,518,331 Fannie Mae                                                 2,433,337
            7.000% November 1, 2028
  2,575,189 Fannie Mae                                                 2,450,395
            Pool #261017
            6.500% December 1, 2023
  2,802,800 Fannie Mae                                                 2,701,198
            Pool #252567
            6.500% July 1, 2014
    861,217 Fannie Mae                                                   894,288
            Pool #446394
            9.500% September 1, 2020
    552,352 Fannie Mae                                                   530,324
            Pool #291650
            6.500% December 1, 2017
    409,824 Fannie Mae                                                   417,902
            Pool #335658
            8.500% August 1, 2021
  1,416,378 Fannie Mae                                                 1,344,228
            Pool #347434
            6.500% June 1, 2026
    231,071 Freddie Mac                                                  240,314
            Pool #884018
            9.500% September 1, 2020
    576,096 Freddie Mac                                                  599,140
            Pool #884002
            9.500% June 1, 2020
     44,936 Freddie Mac                                                   45,681
            Pool #730326
            8.500% November 1, 2006
  4,360,091 Freddie Mac                                                4,218,388
            7.000% May 1, 2028
    609,754 Freddie Mac                                                  582,315
            Pool #N30345
            6.500% July 1, 2026
    385,963 Freddie Mac                                                  393,991
            Pool #G10289
            8.500% February 1, 2008
  4,534,223 Freddie Mac                                                4,306,605
            Pool #O20005
            6.500% January 1, 2018
    885,923 Freddie Mac                                                  835,080
            Pool #O30006
            6.000% February 1, 2009
    505,515 Freddie Mac                                                  506,481
            Pool #D91201
            7.500% October 1, 2015
    298,387 Freddie Mac                                                  303,860
            Pool #D91202
            8.500% February 1, 2013
  3,266,659 Freddie Mac                                                3,206,422
            Pool #E00810
            7.000% March 1, 2015
  3,474,067 Freddie Mac                                                3,427,375
            Pool #C37836
            7.500% April 1, 2030
  2,000,000 Freddie Mac                                                1,793,740
            CMO SER.2102 CL.VB
            6.000% August 15, 2013
  2,000,000 Freddie Mac                                                1,952,200
            CMO SER.28 CL.PE
            6.800% September 25, 2022
    231,200 Freddie Mac                                                  240,448
            Pool #N70005
            9.500% November 1, 2020
    543,679 Freddie Mac                                                  562,708
            10.500% October 1, 2005
  1,045,147 Freddie Mac                                                1,060,302
            Pool #G00256
            8.000% November 1, 2023
  1,048,833 Freddie Mac                                                1,097,131
            Pool #G00300
            9.500% April 1, 2025
    559,690 Freddie Mac                                                  577,002
            Pool #G10006
            10.000% January 1, 2006
    569,211 Freddie Mac                                                  616,882
            Co-Op Pool #N70008
            11.000% June 1, 2020
  1,409,706 Freddie Mac                                                1,383,711
            Pool #E00757
            7.000% November 1, 2014
    648,138 Freddie Mac                                                  702,419
            Co-Op Pool #N70013
            11.000% August 1, 2020
    806,928 Freddie Mac                                                  815,247
            Pool #D64588
            8.000% August 1, 2024
    437,137 Freddie Mac                                                  428,355
            Pool #E00177
            6.500% December 1, 2007
  1,205,066 Freddie Mac                                                1,177,759
            Pool #E00219
            6.500% June 1, 2008
    429,590 Freddie Mac                                                  442,340
            Pool #C90085
            9.000% December 1, 2014
  1,602,108 Ginnie Mae                                                 1,557,537
            Pool #460784
            7.000% March 15, 2028
  2,885,703 Ginnie Mae                                                 2,809,030
            7.000% November 15, 2026
    875,086 Ginnie Mae                                                   884,931
            Pool #365382
            8.000% June 15, 2025
    745,850 Ginnie Mae                                                   742,352
            Pool #362184
            7.500% January 15, 2024
  2,525,957 Ginnie Mae                                                 2,462,808
            Pool #368293
            7.000% January 15, 2024
  2,999,120 Ginnie Mae                                                 3,039,398
            Pool #780077
            8.000% March 15, 2025
    168,684 Ginnie Mae                                                   168,000
            Pool #339079
            7.500% February 15, 2023
     82,363 Ginnie Mae                                                    75,877
            Pool #475894
            6.000% July 15, 2028
    301,537 Ginnie Mae                                                   294,375
            Pool #332076
            7.000% November 15, 2022
    849,323 Ginnie Mae                                                   828,091
            Pool #370412
            7.000% April 15, 2024
    530,463 Ginnie Mae                                                   527,976
            Pool #376514
            7.500% May 15, 2024
    584,029 Ginnie Mae                                                   581,290
            Pool #376533
            7.500% June 15, 2024
     79,405 Ginnie Mae                                                    77,420
            Pool #379840
            7.000% March 15, 2024
    177,952 Ginnie Mae                                                   182,399
            Pool #380118
            8.500% July 15, 2024
    799,086 Ginnie Mae                                                   813,813
            Pool #208728
            8.000% May 15, 2017
  1,687,668 Ginnie Mae                                                 1,694,520
            15   Year Pool #780899
            7.500% October 15, 2013
    279,611 Ginnie Mae                                                   272,795
            Pool #343630
            7.000% July 15, 2023
     30,951 Ginnie Mae                                                    30,826
            Pool #360300
            7.500% June 15, 2023
     73,127 Ginnie Mae                                                    72,830
            Pool #360618
            7.500% July 15, 2023
    181,456 Ginnie Mae                                                   177,032
            Pool #361826
            7.000% September 15, 2023
  1,938,426 Ginnie Mae                                                 1,883,898
            Pool #469924
            7.000% January 15, 2029
    225,276 Ginnie Mae                                                   219,644
            Pool #346023
            7.000% February 15, 2024
  3,089,778 Ginnie Mae                                                 3,077,234
            Pool #348622
            7.500% April 15, 2023
    532,673 Ginnie Mae                                                   530,510
            Pool #351163
            7.500% August 15, 2023
     74,129 Ginnie Mae                                                    73,782
            Pool #352835
            7.500% February 15, 2024
     36,321 Ginnie Mae                                                    36,219
            Pool #355360
            7.500% October 15, 2021
    530,157 Ginnie Mae                                                   528,004
            Pool #357659
            7.500% May 15, 2023
    417,022 Ginnie Mae                                                   406,855
            Pool #358062
            7.000% August 15, 2023
    303,281 Ginnie Mae                                                   301,573
            Pool #404064
            7.500% March 15, 2025
    236,259 Ginnie Mae                                                   230,499
            Pool #345116
            7.000% December 15, 2023
  2,755,167 Ginnie Mae                                                 2,538,197
            Pool #471205
            6.000% May 15, 2028
     52,768 Ginnie Mae II                                                 53,791
            Pool #002158
            8.500% January 20, 2026
     32,582 Ginnie Mae II                                                 33,213
            Pool #002142
            8.500% December 20, 2025
    195,181 Ginnie Mae II                                                196,582
            Pool #001477
            8.000% November 20, 2023
  1,356,660 Ginnie Mae II                                              1,312,569
            7.000% February 20, 2029
    305,632 Ginnie Mae II                                                311,362
            Pool #002345
            8.500% December 20, 2026
    165,183 Ginnie Mae II                                                168,281
            Pool #002235
            8.500% June 20, 2026
    107,407 Ginnie Mae II                                                109,421
            Pool #002250
            8.500% July 20, 2026
     95,480 Ginnie Mae II                                                 97,271
            Pool #002220
            8.500% May 20, 2026
     86,154 Ginnie Mae II                                                 86,638
            Pool #002059
            8.000% August 20, 2025
  6,979,000 US Department of Veterans Affairs                          7,085,081
            VENDEE TRUST SER.1997-2 CL.K
            7.500% February 15, 2010
  1,354,000 US Department of Veterans Affairs                          1,330,034
            VENDEE TRUST SER.1996-3 CL.1E
            6.750% August 15, 2020
  2,000,000 US Department of Veterans Affairs                          2,026,800
            VENDEE TRUST SER.1997-3 CL.2D
            7.500% January 15, 2025
  5,000,000 US Department of Veterans Affairs                          4,832,500
            VENDEE TRUST SER.1998-3 CL.B
            6.500% May 15, 2020
  3,000,000 US Department of Veterans Affairs                          2,918,700
            VENDEE TRUST SER.1998-1 CL.2D
            7.000% July 15, 2025
  2,000,000 US Department of Veterans Affairs                          1,926,200
            VENDEE TRUST SER.1999-1 CL.2B
            6.500% August 15, 2020
                                                                    $157,386,404

U.S. GOVERNMENTS --- 8.9%
  2,200,000 United States of America                                   1,952,500
            Treasury Notes
            5.250% February 15, 2029
  8,400,000 United States of America                                   8,687,447
            Treasury Notes
            6.500% February 15, 2010
  2,000,000 United States of America                                   1,986,560
            Treasury Notes
            6.125% August 15, 2007
  3,000,000 United States of America                                   2,910,480
            Treasury Notes
            5.625% February 15, 2006
                                                                     $15,536,987

TOTAL BONDS --- 98.7%                                               $172,923,391
(Cost $177,317,021)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 1.3%
  2,366,000 Associates Corp of North America                           2,365,094
                                                                      $2,365,094

TOTAL SHORT-TERM INVESTMENTS --- 1.3%                                 $2,365,094
(Cost $2,365,094)

TOTAL U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100.0%      $175,288,485
(Cost $179,682,115)


The Maxim Series Fund

U.S. Government Securities Portfolio

BONDS

AGENCY --- 81.9%
    338,140 Fannie Mae                                                   317,547
            CM0 SER.1993-68 CL.Z
            6.000% May 25, 2008
  2,932,547 Fannie Mae                                                 2,890,377
            Pool #515611
            7.500% December 1, 2029
  1,911,308 Fannie Mae                                                 1,845,598
            Pool #251812
            6.500% July 1, 2013
  1,000,000 Fannie Mae                                                 1,004,060
            Pool #541216
            8.000% June 1, 2030
  1,000,000 Fannie Mae                                                   967,500
            CMO SER1998-W2 CL.A6
            6.500% August 25, 2021
    233,408 Fannie Mae                                                   240,197
            Pool #039271
            8.950% December 1, 2016
    359,178 Fannie Mae                                                   366,290
            Pool #124652
            8.500% July 1, 2022
    434,229 Fannie Mae                                                   430,712
            Pool #288761
            7.500% October 1, 2024
  1,067,747 Fannie Mae                                                 1,089,860
            Pool #303583
            8.500% April 1, 2025
    812,130 Fannie Mae                                                   769,745
            Pool #331689
            6.500% February 1, 2026
  1,782,709 Fannie Mae                                                 1,633,407
            Pool #415745
            6.000% April 1, 2028
  1,839,415 Fannie Mae                                                 1,841,310
            Pool #426798
            7.500% July 1, 2008
  2,797,482 Fannie Mae                                                 2,640,124
            Pool# 449466
            6.500% November 1, 2028
    538,305 Fannie Mae                                                   558,976
            Pool #446394
            9.500% September 1, 2020
    473,781 Fannie Mae                                                   447,131
            Pool #499203
            6.500% July 1, 2029
  2,971,494 Fannie Mae                                                 2,805,268
            6.500% August 1, 2028
  1,098,674 Fannie Mae                                                 1,061,594
            7.000% November 1, 2028
    679,408 Fannie Mae                                                   656,478
            Pool #288916
            6.500% May 1, 2011
    222,865 Fannie Mae                                                   212,234
            Pool #288735
            7.500% August 1, 2024
    903,111 Fannie Mae                                                   895,796
            Pool #288748
            7.500% September 1, 2024
  3,108,000 Fannie Mae                                                 2,921,520
            CMO SER.1999-T1 CL.A5
            6.000% January 25, 2039
  2,000,000 Fannie Mae                                                 1,923,400
            CMO SER.1998-W3 CL.A3
            6.500% July 25, 2028
  1,066,909 Fannie Mae                                                 1,029,898
            Pool #510598
            7.000% August 1, 2029
  1,825,472 Fannie Mae                                                 1,740,460
            6.500% February 1, 2019
  3,000,000 Fannie Mae                                                 2,644,230
            AGENCY BENCHMARK NOTE
            5.250% January 15, 2009
  1,000,000 Freddie Mac                                                  896,870
            CMO SER.2102 CL.VB
            6.000% August 15, 2013
    127,949 Freddie Mac                                                  123,046
            Pool #E55428
            6.000% January 1, 2009
     41,254 Freddie Mac                                                   42,840
            Pool #730105
            10.000% July 1, 2005
    802,611 Freddie Mac                                                  814,249
            Pool #G00256
            8.000% November 1, 2023
    617,451 Freddie Mac                                                  691,545
            Pool #N70016
            11.000% July 1, 2020
    369,855 Freddie Mac                                                  355,875
            Pool #M70044
            6.000% March 1, 2009
    280,694 Freddie Mac                                                  291,590
            Pool #260025
            10.250% October 1, 2010
    228,317 Freddie Mac                                                  238,831
            Pool #G00300
            9.500% April 1, 2025
    882,352 Freddie Mac                                                  889,517
            Pool #G00411
            8.000% November 1, 2025
    224,444 Freddie Mac                                                  215,843
            Pool #G10257
            6.000% July 1, 2009
    911,579 Freddie Mac                                                  876,647
            Pool #G10331
            6.000% September 1, 2009
    677,780 Freddie Mac                                                  664,163
            Pool #E00177
            6.500% December 1, 2007
     61,085 Freddie Mac                                                   58,987
            Pool #E00241
            6.000% October 1, 2008
  1,490,949 Freddie Mac                                                1,407,083
            Gold Pool #C30347
            6.500% August 1, 2029
    508,027 Freddie Mac                                                  488,805
            Pool #E57977
            6.000% April 1, 2009
    414,345 Freddie Mac                                                  398,468
            Pool #E58713
            6.000% May 1, 2009
    657,675 Freddie Mac                                                  636,912
            Pool #E67684
            6.500% September 1, 2012
    816,867 Freddie Mac                                                  780,108
            Pool #30148
            6.500% August 1, 2023
    124,026 Freddie Mac                                                  124,553
            Pool #220010
            8.750% August 1, 2001
  4,309,668 Ginnie Mae                                                 4,192,488
            Pool #417239
            7.000% February 15, 2026
  1,602,108 Ginnie Mae                                                 1,557,537
            Pool #460784
            7.000% March 15, 2028
  1,453,819 Ginnie Mae                                                 1,412,923
            Pool #469924
            7.000% January 15, 2029
    875,347 Ginnie Mae                                                   869,604
            Pool #399917
            7.500% April 15, 2026
    994,836 Ginnie Mae                                                   998,875
            15   Year Pool #780899
            7.500% October 15, 2013
    374,451 Ginnie Mae                                                   389,429
            Pool #248357
            9.000% July 15, 2018
    455,000 Ginnie Mae II                                                463,532
            Pool #002345
            8.500% December 20, 2026
    436,296 Ginnie Mae II                                                438,748
            Pool #002059
            8.000% August 20, 2025
    751,190 Ginnie Mae II                                                742,506
            Pool #2691
            7.500% December 20, 2028
  1,356,660 Ginnie Mae II                                              1,312,569
            7.000% February 20, 2029
  1,411,783 Ginnie Mae II                                              1,396,352
            Pool #2660
            7.500% October 20, 2028
     53,976 Ginnie Mae II                                                 56,128
            Pool #001831
            9.500% May 20, 2022
  2,492,000 US Department of Veterans Affairs                          2,477,048
            SER.1996-1 CL.1D
            6.750% October 15, 2016
    513,031 US Department of Veterans Affairs                            511,107
            VENDEE TRUST SER.94-1 CL.2G
            6.150% January 15, 2001
    302,088 US Department of Veterans Affairs                            301,614
            VENDEE TRUST SER.1995-3 CL.1C
            7.250% July 15, 2014
  1,000,000 US Department of Veterans Affairs                          1,004,500
            VENDEE TRUST SER.1997-3 CL.2B
            7.500% August 15, 2018
  1,550,000 US Department of Veterans Affairs                          1,522,565
            VENDEE TRUST SER.1996-3 CL.1E
            6.750% August 15, 2020
                                                                     $62,577,169

U.S. GOVERNMENTS --- 15.0%
  1,000,000 United States of America                                     887,500
            Treasury Notes
            5.250% February 15, 2029
  2,500,000 United States of America                                   2,463,675
            Treasury Notes
            5.875% November 15, 2004
  5,900,000 United States of America                                   6,101,897
            Treasury Notes
            6.500% February 15, 2010
  2,000,000 United States of America                                   1,986,560
            Treasury Notes
            6.125% August 15, 2007
                                                                     $11,439,632

TOTAL BONDS --- 96.9%                                                $74,016,801
(Cost $75,393,642)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 3.1%
  2,353,000 Associates Corp of North America                           2,352,099
                                                                      $2,352,099

TOTAL SHORT-TERM INVESTMENTS --- 3.1%                                 $2,352,099
(Cost $2,352,099)

TOTAL U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100.0%                $76,368,900
(Cost $77,745,741)


The Maxim Series Fund

Value Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.9%
      7,000 BF Goodrich Co                                               238,434
     58,348 Boeing Co                                                  2,439,647
     13,000 General Dynamics Corp                                        679,250
     25,738 Lockheed Martin Corp                                         638,611
      4,500 Northrop Grumman Corp                                        298,125
     21,900 Raytheon Co Class B                                          421,575
     12,200 Rockwell International Corp                                  384,300
     30,211 United Technologies Corp                                   1,778,673
                                                                      $6,878,615

AGENCY --- 1.5%
     64,700 Fannie Mae (nonvtg)                                        3,376,499
     44,800 Freddie Mac                                                1,814,400
                                                                      $5,190,899

AIRLINES --- 0.4%
      9,700 AMR Corp                                                     256,439
      7,800 Delta Air Lines Inc                                          394,384
     31,875 Southwest Airlines Co                                        603,617
                                                                      $1,254,440

AUTO PARTS & EQUIPMENT --- 0.3%
      4,700 Cooper Tire & Rubber Co                                       52,288
     36,352 Delphi Automotive Systems Corp                               529,358
     11,400 Genuine Parts Co                                             228,000
     10,100 Goodyear Tire & Rubber Co                                    202,000
                                                                      $1,011,646

AUTOMOBILES --- 0.9%
     77,700 Ford Motor Co                                              3,341,100
                                                                      $3,341,100

BANKS --- 9.7%
     25,287 AmSouth Bancorp                                              398,270
     22,440 BB&T Corp                                                    535,755
     73,753 Bank One Corp                                              1,959,027
    106,534 Bank of America Corp                                       4,580,962
     47,500 Bank of New York Co Inc                                    2,208,750
     79,498 Chase Manhattan Corp                                       3,661,837
     10,150 Comerica Inc                                                 455,481
     19,937 Fifth Third Bancorp                                        1,261,015
     62,988 First Union Corp                                           1,562,858
     62,333 Firstar Corp                                               1,312,858
     57,907 FleetBoston Financial Corp                                 1,968,838
     14,229 Huntington Bancshares Inc                                    224,989
     10,400 JP Morgan & Co Inc                                         1,145,300
     27,864 KeyCorp                                                      491,103
     31,584 Mellon Financial Corp                                      1,150,826
     38,980 National City Corp                                           665,077
     14,300 Northern Trust Corp                                          930,387
      8,925 Old Kent Financial Corp                                      238,744
     18,865 PNC Financial Services Group                                 884,297
     14,287 Regions Financial Corp                                       283,954
     10,850 SouthTrust Corp                                              245,481
     10,400 State Street Corp                                          1,103,045
     11,400 Summit Bancorp                                               280,725
     19,392 SunTrust Banks Inc                                           885,962
     18,200 Synovus Financial Corp                                       320,775
     48,384 US Bancorp                                                   931,392
      8,633 Union Planters Corp                                          241,180
     13,042 Wachovia Corp                                                707,529
    103,530 Wells Fargo & Co                                           4,011,788
                                                                     $34,648,205

BROADCAST/MEDIA --- 1.0%
     21,888 Clear Channel Communications Inc*                          1,641,600
     34,400 General Motors Corp Class H                                1,997,333
                                                                      $3,638,933

BUILDING MATERIALS --- 0.3%
     28,900 Masco Corp                                                   521,992
     10,600 Sherwin-Williams Co                                          224,582
      6,500 Vulcan Materials Co                                          277,466
                                                                      $1,024,040

CHEMICALS --- 2.1%
     14,800 Air Products & Chemicals Inc                                 456,018
     42,700 Dow Chemical Co                                            1,288,985
     67,373 EI du Pont de Nemours & Co                                 2,947,569
      5,000 Eastman Chemical Co                                          238,750
      8,200 Engelhard Corp                                               139,908
      2,100 FMC Corp*                                                    121,800
      3,500 Great Lakes Chemical Corp                                    110,250
      6,800 Hercules Inc                                                  95,622
     11,200 PPG Industries Inc                                           496,294
     10,200 Praxair Inc                                                  381,857
     14,023 Rohm & Haas Co                                               483,794
      5,400 Sigma-Aldrich Corp                                           157,950
      8,700 Union Carbide Corp                                           430,650
                                                                      $7,349,447

COMMUNICATIONS - EQUIPMENT --- 0.7%
     22,600 3Com Corp*                                                 1,302,325
      5,200 Andrew Corp*                                                 174,522
     11,800 Cabletron Systems Inc*                                       297,950
     10,300 Scientific-Atlanta Inc                                       767,350
                                                                      $2,542,147

COMPUTER HARDWARE & SYSTEMS --- 3.7%
     21,000 Apple Computer Inc*                                        1,099,875
    109,200 Compaq Computer Corp                                       2,791,370
     64,300 Hewlett-Packard Co                                         8,029,463
      6,200 NCR Corp*                                                    241,409
     14,700 Seagate Technology Inc*                                      808,500
     20,100 Unisys Corp*                                                 292,696
                                                                     $13,263,313

COMPUTER SOFTWARE & SERVICES --- 1.2%
      3,700 Autodesk Inc                                                 128,342
      9,400 Ceridian Corp*                                               226,183
     10,800 Computer Sciences Corp*                                      806,620
     29,900 Electronic Data Systems Corp                               1,233,375
     26,500 First Data Corp                                            1,315,063
     21,200 Novell Inc*                                                  196,100
      8,326 Sabre Holdings Corp                                          237,291
      1,800 Shared Medical Systems Corp                                  131,287
                                                                      $4,274,261

CONGLOMERATES --- 0.1%
      9,200 Textron Inc                                                  499,670
                                                                        $499,670

CONTAINERS --- 0.2%
      2,100 Ball Corp                                                     67,593
      3,600 Bemis Co Inc                                                 121,050
      8,200 Crown Cork & Seal Co Inc                                     123,000
      9,400 Owens-Illinois Inc*                                          109,858
     10,800 Pactiv Corp*                                                  85,050
      3,300 Temple-Inland Inc                                            138,600
                                                                        $645,151

COSMETICS & PERSONAL CARE --- 0.1%
      3,500 Alberto-Culver Co Class B                                    106,967
      6,700 International Flavors & Fragrances Inc                       202,253
                                                                        $309,220

DISTRIBUTORS --- 0.5%
     17,668 Cardinal Health Inc                                        1,307,432
     18,200 McKesson HBOC Inc                                            381,053
      8,400 SUPERVALU Inc                                                160,121
                                                                      $1,848,606

ELECTRIC COMPANIES --- 3.3%
      8,857 Ameren Corp                                                  298,924
     20,760 American Electric Power Co Inc                               615,015
      7,000 CMS Energy Corp                                              154,875
     10,300 CP&L Energy Inc                                              328,951
     10,316 Cinergy Corp                                                 262,408
     13,600 Consolidated Edison Inc                                      402,900
      9,700 Constellation Energy Group                                   315,851
      9,300 DTE Energy Co                                                284,227
     15,327 Dominion Resources Inc                                       657,145
     23,645 Duke Energy Corp                                           1,332,987
     21,300 Edison International                                         436,650
     14,779 Entergy Corp                                                 401,797
     11,500 FPL Group Inc                                                569,250
     14,952 FirstEnergy Corp                                             349,503
      6,400 Florida Progress Corp                                        300,000
      7,900 GPU Inc                                                      213,790
      7,500 New Century Energies Inc                                     225,000
     11,000 Niagara Mohawk Holdings Inc*                                 153,307
     10,200 Northern States Power Co                                     205,907
     10,900 PECO Energy Co                                               439,401
     24,852 PG&E Corp                                                    611,981
      9,298 PPL Corp                                                     203,970
      5,500 Pinnacle West Capital Corp                                   186,313
     14,000 Public Service Enterprise Group Inc                          484,750
     19,019 Reliant Energy Inc                                           562,240
     41,700 Southern Co                                                  972,110
     16,917 TXU Corp                                                     499,052
     11,400 Unicom Corp                                                  441,032
                                                                     $11,909,336

ELECTRONIC INSTRUMENTS & EQUIP --- 0.9%
      6,000 Cooper Industries Inc                                        195,372
     27,400 Emerson Electric Co                                        1,654,275
     12,675 Molex Inc                                                    609,984
      3,200 PerkinElmer Inc                                              211,600
      3,200 Tektronix Inc                                                236,800
      3,700 Thomas & Betts Corp                                           70,763
      6,100 WW Grainger Inc                                              187,953
                                                                      $3,166,747

ELECTRONICS - SEMICONDUCTOR --- 3.8%
      6,600 Adaptec Inc*                                                 150,150
      9,900 Advanced Micro Devices Inc*                                  764,775
     22,800 Analog Devices Inc*                                        1,732,800
     12,000 KLA-Tencor Corp*                                             702,744
     19,800 LSI Logic Corp*                                            1,071,675
     35,700 Micron Technology Inc*                                     3,143,813
    138,475 Motorola Inc                                               4,024,360
     11,400 National Semiconductor Corp*                                 646,950
      8,400 Novellus Systems Inc*                                        475,121
     11,200 Teradyne Inc*                                                823,200
                                                                     $13,535,588

ENGINEERING & CONSTRUCTION --- 0.0%
      4,900 Fluor Corp                                                   154,963
                                                                        $154,963

FINANCIAL SERVICES --- 7.7%
     17,100 AFLAC Inc                                                    785,523
     85,900 American Express Co                                        4,477,538
     16,025 American General Corp                                        977,525
     46,904 Associates First Capital Corp Class A                      1,046,522
    217,050 Citigroup Inc                                             13,077,263
     15,600 Franklin Resources Inc                                       473,850
      6,400 MBIA Inc                                                     308,397
     72,740 Morgan Stanley Dean Witter & Co                            6,055,605
      7,800 T Rowe Price Associates Inc                                  331,500
                                                                     $27,533,723

FOOD & BEVERAGES --- 0.7%
      2,500 Adolph Coors Co Class B                                      151,250
      4,500 Brown-Forman Corp Class B                                    241,875
     27,000 Coca-Cola Enterprises Inc                                    440,424
     31,700 ConAgra Inc                                                  604,265
      8,900 Hershey Foods Corp                                           431,650
     21,074 Nabisco Group Holdings Corp                                  546,596
                                                                      $2,416,060

GOLD, METALS & MINING --- 1.1%
     14,100 Alcan Aluminium Ltd                                          437,100
     55,548 Alcoa Inc                                                  1,610,892
      5,300 Allegheny Technologies Inc                                    95,400
     25,500 Barrick Gold Corp                                            463,769
      8,400 Bethlehem Steel Corp*                                         29,921
     16,700 Homestake Mining Co                                          114,813
     11,600 Inco Ltd*                                                    178,350
     10,827 Newmont Mining Corp                                          234,134
      5,600 Nucor Corp                                                   185,847
      5,210 Phelps Dodge Corp                                            193,744
     21,000 Placer Dome Inc                                              200,802
      5,600 USX-US Steel Group                                           103,947
      5,500 Worthington Industries Inc                                    57,750
                                                                      $3,906,469

HARDWARE & TOOLS --- 0.1%
      5,500 Black & Decker Corp                                          216,216
      3,700 Snap-on Inc                                                   98,513
      5,600 Stanley Works                                                133,000
                                                                        $447,729

HEALTH CARE RELATED --- 2.6%
      6,600 ALZA Corp*                                                   390,225
      9,200 Aetna Inc                                                    590,520
     84,000 American Home Products Corp                                4,935,000
     35,800 HCA - The Healthcare Co                                    1,087,425
     24,800 HEALTHSOUTH Corp*                                            178,238
     10,700 Humana Inc*                                                   52,163
      4,300 Mallinckrodt Inc                                             186,779
      6,500 Manor Care Inc*                                               45,500
      7,400 Quintiles Transnational Corp*                                104,525
     20,187 Tenet Healthcare Corp                                        545,049
     10,400 UnitedHealth Group Inc                                       891,800
      4,000 Wellpoint Health Networks Inc*                               289,748
                                                                      $9,296,972

HEAVY TRUCKS & PARTS --- 0.3%
      2,600 Cummins Engine Co Inc                                         70,850
      9,724 Dana Corp                                                    206,022
      4,700 Eaton Corp                                                   314,900
      5,600 ITT Industries Inc                                           170,100
      3,900 Navistar International Corp*                                 121,142
      5,030 PACCAR Inc                                                   199,626
                                                                      $1,082,640

HOMEBUILDING --- 0.1%
      3,800 Centex Corp                                                   89,300
      3,000 Kaufman & Broad Home Corp                                     59,436
      2,600 Pulte Corp                                                    56,225
                                                                        $204,961

HOTELS/MOTELS --- 0.4%
     38,800 Carnival Corp                                                756,600
      7,800 Harrah's Entertainment Inc*                                  163,309
     15,400 Marriott International Inc Class A                           555,355
                                                                      $1,475,264

HOUSEHOLD GOODS --- 0.6%
      2,500 Armstrong Holdings Inc                                        38,280
     15,200 Clorox Co                                                    681,142
     13,200 Fort James Corp                                              305,250
     10,100 Fortune Brands Inc                                           232,926
     12,700 Leggett & Platt Inc                                          209,550
     17,100 Newell Rubbermaid Inc                                        440,325
      4,700 Whirlpool Corp                                               219,138
                                                                      $2,126,611

INSURANCE RELATED --- 5.9%
     47,806 Allstate Corp                                              1,063,684
     99,086 American International Group Inc                          11,642,605
     16,550 Aon Corp                                                     514,076
     10,400 CIGNA Corp                                                   972,400
     11,300 Chubb Corp                                                   694,950
     10,251 Cincinnati Financial Corp                                    322,261
     20,899 Conseco Inc                                                  203,765
     13,800 Hartford Financial Services Group Inc                        771,931
      6,700 Jefferson-Pilot Corp                                         378,128
     12,500 Lincoln National Corp                                        451,563
      6,300 Loews Corp                                                   378,000
      6,900 MGIC Investment Corp                                         313,950
     17,400 Marsh & McLennan Cos Inc                                   1,817,204
      4,700 Progressive Corp                                             347,800
      8,300 SAFECO Corp                                                  164,963
     13,562 St Paul Cos Inc                                              462,803
      8,400 Torchmark Corp                                               207,371
     15,511 UnumProvident Corp                                           311,182
                                                                     $21,018,636

INVESTMENT BANK/BROKERAGE FIRM --- 1.2%
      7,252 Bear Stearns Cos Inc                                         301,865
      7,800 Lehman Brothers Holdings Inc                                 737,584
     25,000 Merrill Lynch & Co Inc                                     2,875,000
      9,450 Paine Webber Group Inc                                       429,975
                                                                      $4,344,424

LEISURE & ENTERTAINMENT --- 3.8%
      5,600 Brunswick Corp                                                92,747
     28,100 Seagram Co Ltd                                             1,629,800
     98,105 Viacom Inc Class B*                                        6,689,486
    133,700 Walt Disney Co                                             5,189,164
                                                                     $13,601,197

MACHINERY --- 0.6%
      1,600 Briggs & Stratton Corp                                        54,800
     22,400 Caterpillar Inc                                              758,800
     15,100 Deere & Co                                                   558,700
     10,500 Ingersoll-Rand Co                                            422,625
     10,100 Thermo Electron Corp*                                        212,726
      3,900 Timken Co                                                     72,638
                                                                      $2,080,289

MANUFACTURING --- 1.3%
      3,825 Crane Co                                                      92,993
      9,200 Danaher Corp                                                 454,820
     13,100 Dover Corp                                                   531,362
     51,400 Honeywell International Inc                                1,731,512
     19,400 Illinois Tool Works Inc                                    1,105,800
      5,600 Johnson Controls Inc                                         287,347
      7,900 Pall Corp                                                    146,150
      7,250 Parker-Hannifin Corp                                         248,313
                                                                      $4,598,297

MEDICAL PRODUCTS --- 0.9%
      3,500 Bausch & Lomb Inc                                            270,813
     18,700 Baxter International Inc                                   1,314,834
     16,300 Becton Dickinson & Co                                        467,598
      7,700 Biomet Inc                                                   295,965
     26,200 Boston Scientific Corp*                                      574,749
      3,200 CR Bard Inc                                                  154,000
      5,400 St Jude Medical Inc*                                         247,725
                                                                      $3,325,684

MISCELLANEOUS --- 1.2%
     27,400 AES Corp*                                                  1,250,125
      4,100 American Greetings Corp Class A                               77,900
     38,667 Archer-Daniels-Midland Co                                    379,401
     25,600 Minnesota Mining & Mftg Co                                 2,112,000
      8,000 TRW Inc                                                      347,000
                                                                      $4,166,426

OFFICE EQUIPMENT & SUPPLIES --- 0.2%
     42,900 Xerox Corp                                                   890,175
                                                                        $890,175

OIL & GAS --- 14.1%
      5,900 Amerada Hess Corp                                            364,325
     24,600 Anadarko Petroleum Corp                                      767,890
      7,400 Apache Corp                                                  435,209
      4,500 Ashland Inc                                                  157,779
     21,300 Baker Hughes Inc                                             681,600
     13,972 Burlington Resources Inc                                     534,429
     41,900 Chevron Corp                                               3,553,623
     13,800 Coastal Corp                                                 840,075
      5,200 Columbia Energy Group                                        341,250
     40,250 Conoco Inc Class B                                           988,621
      1,900 Eastern Enterprises                                          119,700
     14,900 El Paso Energy Corp                                          758,961
     47,116 Enron Corp                                                 3,038,982
    223,920 Exxon Mobil Corp                                          17,577,695
     28,600 Halliburton Co                                             1,349,548
      6,100 Kerr-McGee Corp                                              359,516
      3,800 McDermott International Inc                                   33,486
      2,900 NICOR Inc                                                     94,613
      1,800 ONEOK Inc                                                     46,687
     23,800 Occidental Petroleum Corp                                    501,276
      2,200 Peoples Energy Corp                                           71,225
     16,400 Phillips Petroleum Co                                        831,267
      6,000 Rowan Cos Inc*                                               182,250
    137,900 Royal Dutch Petroleum Co NY Shrs                           8,489,400
     36,600 Schlumberger Ltd                                           2,731,275
     13,233 Sempra Energy                                                224,961
      5,800 Sunoco Inc                                                   170,735
     35,501 Texaco Inc                                                 1,890,428
      9,300 Tosco Corp                                                   263,302
     13,537 Transocean Sedco Forex Inc                                   723,377
     20,100 USX-Marathon Group                                           503,746
     15,700 Unocal Corp                                                  520,063
     28,461 Williams Cos Inc                                           1,186,454
                                                                     $50,333,748

PAPER & FOREST PRODUCTS --- 0.7%
      3,600 Boise Cascade Corp                                            93,150
     11,000 Georgia-Pacific Group                                        288,750
     31,364 International Paper Co                                       935,010
      6,600 Louisiana-Pacific Corp                                        71,775
      6,600 Mead Corp                                                    166,650
      2,000 Potlatch Corp                                                 66,250
      6,450 Westvaco Corp                                                160,037
     15,100 Weyerhaeuser Co                                              649,300
      7,200 Willamette Industries Inc                                    196,200
                                                                      $2,627,122

PERSONAL LOANS --- 0.6%
     12,600 Capital One Financial Corp                                   562,275
      7,300 Countrywide Credit Industries Inc                            221,278
     30,526 Household International Inc                                1,268,722
                                                                      $2,052,275

PHARMACEUTICALS --- 1.3%
     81,688 Pharmacia Corp                                             4,222,208
      6,300 Watson Pharmaceuticals Inc*                                  338,625
                                                                      $4,560,833

PHOTOGRAPHY/IMAGING --- 0.3%
     19,900 Eastman Kodak Co                                           1,184,050
      2,800 Polaroid Corp                                                 50,574
                                                                      $1,234,624

POLLUTION CONTROL --- 0.2%
     12,100 Allied Waste Industries Inc*                                 121,000
     40,000 Waste Management Inc                                         760,000
                                                                        $881,000

PRINTING & PUBLISHING --- 1.1%
      4,600 Deluxe Corp                                                  108,385
     17,100 Gannett Co Inc                                             1,022,785
      4,700 Harcourt General Inc                                         255,563
      5,000 Knight-Ridder Inc                                            265,935
     12,600 McGraw-Hill Cos Inc                                          680,400
      3,200 Meredith Corp                                                108,000
     11,000 New York Times Co Class A                                    434,500
      7,800 RR Donnelley & Sons Co                                       175,984
     29,400 Tribune Co                                                 1,029,000
                                                                      $4,080,552

RAILROADS --- 0.7%
     27,446 Burlington Northern Santa Fe Corp                            629,529
     14,100 CSX Corp                                                     298,737
      7,200 Kansas City Southern Industries Inc                          638,546
     24,700 Norfolk Southern Corp                                        367,413
     15,956 Union Pacific Corp                                           593,356
                                                                      $2,527,581

RESTAURANTS --- 0.9%
      7,900 Darden Restaurants Inc                                       128,375
     85,900 McDonald's Corp                                            2,829,288
      7,300 Wendy's International Inc                                    130,028
                                                                      $3,087,691

RETAIL --- 3.7%
     27,255 Albertson's Inc                                              906,229
      8,800 AutoZone Inc*                                                193,600
     25,200 CVS Corp                                                   1,008,000
     13,100 Circuit City Stores-Circuit City Group                       434,750
      7,100 Consolidated Stores Corp*                                     85,200
     28,800 Costco Wholesale Corp*                                       950,400
      6,000 Dillard's Inc Class A                                         73,500
     21,225 Dollar General Corp                                          413,888
     13,800 Federated Department Stores Inc*                             465,750
      2,600 Great Atlantic & Pacific Tea Co Inc                           43,225
     16,800 JC Penney Co Inc                                             309,742
     30,900 Kmart Corp*                                                  210,491
     27,700 Limited Inc                                                  599,013
      2,700 Longs Drug Stores Corp                                        58,725
     24,600 Lowe's Cos Inc                                             1,010,125
     21,450 May Department Stores Co                                     514,800
      8,700 Nordstrom Inc                                                209,888
     20,250 Office Depot Inc*                                            126,563
     16,600 Rite Aid Corp                                                108,929
     31,900 Safeway Inc*                                               1,439,488
     22,600 Sears Roebuck & Co                                           737,325
     31,200 Staples Inc*                                                 479,700
     19,200 TJX Cos Inc                                                  360,000
     29,400 Target Corp                                                1,705,200
      4,700 Tiffany & Co                                                 317,250
     13,900 Toys R Us Inc*                                               202,412
      9,200 Winn-Dixie Stores Inc                                        131,670
                                                                     $13,095,863

SAVINGS & LOANS --- 0.5%
     13,500 Charter One Financial Inc                                    310,500
     10,100 Golden West Financial Corp                                   412,201
     35,149 Washington Mutual Inc                                      1,014,927
                                                                      $1,737,628

SHOES --- 0.2%
     17,700 NIKE Inc Class B                                             704,672
      3,600 Reebok International Ltd*                                     57,373
                                                                        $762,045

SPECIALIZED SERVICES --- 0.5%
     46,400 Cendant Corp*                                                649,600
      9,800 Convergys Corp*                                              508,375
      8,400 Ecolab Inc                                                   328,121
      6,300 H&R Block Inc                                                203,963
      2,800 National Service Industries Inc                               54,600
     10,171 Visteon Corp*                                                123,323
                                                                      $1,867,982

TELEPHONE & TELECOMMUNICATIONS --- 10.1%
     20,300 ALLTEL Corp                                                1,257,321
    243,035 AT&T Corp                                                  7,685,982
    121,100 BellSouth Corp                                             5,161,888
      9,075 CenturyTel Inc                                               260,906
     56,800 Global Crossing Ltd*                                       1,494,550
     56,400 Sprint Corp                                                2,876,400
    161,200 Verizon Communications                                     8,898,907
    184,179 WorldCom Inc*                                              8,449,212
                                                                     $36,085,166

TEXTILES --- 0.1%
      3,500 Liz Claiborne Inc                                            123,375
      2,000 Russell Corp                                                  40,000
      1,300 Springs Industries Inc Class A                                41,600
      7,300 VF Corp                                                      173,828
                                                                        $378,803

TOBACCO --- 1.1%
    147,000 Philip Morris Cos Inc                                      3,904,614
                                                                      $3,904,614

TOYS --- 0.1%
     11,000 Hasbro Inc                                                   165,682
     27,400 Mattel Inc                                                   361,324
                                                                        $527,006

TRANSPORTATION --- 0.2%
     18,740 FedEx Corp*                                                  712,120
      3,800 Ryder System Inc                                              71,961
                                                                        $784,081

TOTAL COMMON STOCK --- 97.9%                                        $349,530,498
(Cost $341,166,841)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 1.5%
  5,351,000 Associates Corp of North America                           5,348,952
                                                                      $5,348,952

U.S. GOVERNMENTS --- 0.6%
  2,000,000 United States of America (1)                               1,982,656
                                                                      $1,982,656

TOTAL SHORT-TERM INVESTMENTS --- 2.1%                                 $7,331,608
(Cost $7,331,608)

TOTAL VALUE INDEX PORTFOLIO --- 100.0%                              $356,862,106
(Cost $348,498,449)